UNITED STATES

SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-03732

MFS VARIABLE INSURANCE TRUST II

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199 (Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111Huntington Avenue Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant's telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

ITEM 1. REPORTS TO STOCKHOLDERS.

Item 1(a):

Semiannual Report
June 30, 2023
MFS®  Global Tactical
Allocation Portfolio
MFS® Variable Insurance Trust II
WTS-SEM

MFS® Global Tactical Allocation Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Tactical Allocation Portfolio
Portfolio Composition
Portfolio structure
		Tactical Overlay (b)
		Active Security Selection (a)	Long	Short	Net Market Exposure (c)
Fixed Income	U.S.	21.1%	47.3%	(14.4)%	54.0%
	Emerging Markets	17.1%	0.0%	0.0%	17.1%
	North America ex-U.S.	5.7%	3.6%	0.0%	9.3%
	Japan	4.6%	3.9%	0.0%	8.5%
	Asia/Pacific ex-Japan	3.2%	4.2%	0.0%	7.4%
	Supranational	0.3%	0.0%	0.0%	0.3%
	Developed - Middle East/Africa	0.1%	0.0%	0.0%	0.1%
	Europe ex-U.K.	7.0%	0.0%	(8.7)%	(1.7)%
	United Kingdom	3.9%	0.0%	(6.3)%	(2.4)%
	Total	63.0%	59.0%	(29.4)%	92.6%
Equity	Europe ex-U.K.	7.5%	11.6%	0.0%	19.1%
	U.S. Large Cap	13.0%	0.0%	(3.5)%	9.5%
	Emerging Markets	2.0%	5.2%	(2.8)%	4.4%
	Japan	2.5%	1.1%	0.0%	3.6%
	North America ex-U.S.	1.0%	1.9%	0.0%	2.9%
	United Kingdom	2.7%	0.0%	0.0%	2.7%
	U.S. Small/Mid Cap	5.6%	0.0%	(4.1)%	1.5%
	Asia/Pacific ex-Japan	0.5%	0.5%	(6.2)%	(5.2)%
	Total	34.8%	20.3%	(16.6)%	38.5%
Real Estate-related	U.S.	0.9%	0.0%	0.0%	0.9%
	Non-U.S.	0.2%	0.0%	0.0%	0.2%
	Total	1.1%	0.0%	0.0%	1.1%
Cash	Cash & Cash Equivalents (d)				2.5%
	Other (e)				(34.7)%
	Total				(32.2)%
	Total Net Exposure Summary				100.0%
Strategic Allocation Targets & Net
Exposure Ranges
Asset Class	Target (w)	Ranges (z)
Equities	35%	0 to 70%
Fixed Income, Cash and Cash Equivalents	65%	30 to 100%
Top ten holdings (c)
USD Interest Rate Swap, Receive 4.4% - SEP 2025	33.3%
USD Interest Rate Swap, Receive 3.67% - SEP 2028	14.0%
Canadian Treasury Bond 10 yr Future - SEP 2023	5.4%
Australian Bond 10 yr Future - SEP 2023	4.2%
Russell 2000 Index Future - SEP 2023	(4.1)%
Long Gilt 10 yr Future - SEP 2023	(5.0)%
Euro-Schatz 2 yr Future - SEP 2023	(5.0)%
Euro-Bobl 5 yr Future - SEP 2023	(5.1)%
USD Interest Rate Swap, Pay 3.45% - SEP 2033	(7.5)%
Euro-Bund 10 yr Future - SEP 2023	(8.5)%

(a)	Represents the actively managed portion of the portfolio and for purposes of this presentation, components include the value of securities, less any securities sold short. The bond component will include any accrued interest amounts. This also reflects the equivalent exposure of certain derivative positions. These amounts may be negative from time to time.
(b)	Represents the tactical overlay portion of the portfolio which is how the fund manages its exposure to markets and currencies through the use of derivative positions. Percentages reflect the equivalent exposure of those derivative positions.

MFS Global Tactical Allocation Portfolio
Portfolio Composition - continued
(c)	For purposes of this presentation, the components include the value of securities, less any securities sold short, and reflect the impact of the equivalent exposure of all derivative positions. These amounts may be negative from time to time. The bond component will include any accrued interest amounts.
(d)	Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
(e)	Other includes currency derivatives and/or the offsetting of the leverage produced by the fund’s derivative positions, including payables and/or receivables of the finance leg of interest rate swaps and the unrealized gain or loss in connection with forward currency exchange contracts.
(w)	The strategic asset class allocations have been selected for investment over longer time periods. The actual strategic asset class weightings can deviate due to market movements and cash flows.
(z)	The fund’s net exposures to the asset classes referenced will normally fall within these ranges after taking into account the tactical overlay.
Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The value of derivatives may be different.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.

MFS Global Tactical Allocation Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.83%	$1,000.00	$1,036.98	$4.19
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
Service Class	Actual	1.08%	$1,000.00	$1,035.41	$5.45
	Hypothetical (h)	1.08%	$1,000.00	$1,019.44	$5.41
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include 0.07% of interest expense on uncovered collateral or margin obligations with the broker (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).

MFS Global Tactical Allocation Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 62.1%
Aerospace & Defense – 0.3%
Boeing Co., 5.805%, 5/01/2050		$212,000	$ 211,226
Raytheon Technologies Corp., 2.82%, 9/01/2051		783,000	525,866
Thales S.A., 3.625%, 6/14/2029	EUR	600,000	644,199
			$1,381,291
Apparel Manufacturers – 0.1%
Tapestry, Inc., 3.05%, 3/15/2032		$397,000	$ 317,026
Asset-Backed & Securitized – 4.7%
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.719% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)		$214,500	$ 206,423
Arbor Realty Trust, Inc., CLO, 2021-FL2, “B”, FLR, 6.793% (LIBOR - 1mo. + 1.6%), 5/15/2036 (n)		143,000	135,365
Arbor Realty Trust, Inc., CLO, 2021-FL2, “C”, FLR, 7.143% (LIBOR - 1mo. + 1.95%), 5/15/2036 (n)		426,500	400,249
Arbor Realty Trust, Inc., CLO, 2022-FL1, “B”, FLR, 7.166% (SOFR - 30 day + 2.1%), 1/15/2037 (n)		794,500	767,024
Arbor Realty Trust, Inc., CLO, 2022-FL1, “C”, FLR, 7.366% (SOFR - 30 day + 2.3%), 1/15/2037 (n)		765,000	719,332
AREIT 2022-CRE6 Trust, “B”, FLR, 6.916% (SOFR - 30 day + 1.85%), 1/20/2037 (n)		289,000	274,175
AREIT 2022-CRE6 Trust, “C”, FLR, 7.216% (SOFR - 30 day + 2.15%), 1/20/2037 (n)		119,000	111,111
AREIT 2022-CRE6 Trust, “D”, FLR, 7.916% (SOFR - 30 day + 2.85%), 1/20/2037 (n)		100,000	90,639
BBCMS Mortgage Trust, 2020-C7, “XA”, 1.733%, 4/15/2053 (i)		987,514	67,116
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.415%, 7/15/2054 (i)		2,912,505	191,169
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.742%, 2/15/2054 (i)		6,619,040	570,387
BBCMS Mortgage Trust, 2022-C18, “AS”, 6.347%, 12/15/2055		265,075	275,670
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)		2,023,052	118,409
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)		5,577,644	261,842
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.38%, 7/15/2054 (i)		6,742,703	464,882
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.39%, 8/15/2054 (i)		5,265,440	367,045
Benchmark 2022-B37 Mortgage Trust, “AS”, 5.942%, 11/15/2055		105,000	104,186
Brazos Securitization LLC, 5.413%, 9/01/2052 (n)		246,000	251,494
BSPRT 2021-FL7 Issuer Ltd., “B”, FLR, 7.243% (LIBOR - 1mo. + 2.05%), 12/15/2038 (n)		177,500	173,074
BSPRT 2021-FL7 Issuer Ltd., “C”, FLR, 7.493% (LIBOR - 1mo. + 2.3%), 12/15/2038 (n)		161,000	151,235
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)		89,206	84,281
Business Jet Securities LLC, 2021-1A, “A”, 2.162%, 4/15/2036 (n)		140,069	128,444
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.561% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)		900,000	847,874
BXMT 2021-FL4 Ltd., “B”, FLR, 6.811% (LIBOR - 1mo. + 1.55%), 5/15/2038 (n)		1,797,000	1,689,464
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)		259,284	241,634
CF Hippolyta Issuer LLC, 2020-1, “A1”, 1.69%, 7/15/2060 (n)		197,245	177,006
Chesapeake Funding II LLC, 2023-1A, “A1”, 5.65%, 5/15/2035 (n)		288,818	286,504
CNH Equipment Trust 2023-A, “A2”, 5.34%, 9/15/2026		149,393	148,750
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.885%, 4/15/2054 (i)		1,236,599	50,764
Commercial Mortgage Pass-Through Certificates, 2021-BN34, “XA”, 0.975%, 6/15/2063 (i)		2,965,848	157,613
Commercial Mortgage Pass-Through Certificates, 2021-BN35, “XA”, 1.149%, 6/15/2064 (i)		2,930,862	167,940
Commercial Mortgage Pass-Through Certificates, 2022-BNK41, “AS”, 3.916%, 4/15/2065		592,000	504,680
Credit Acceptance Auto Loan Trust, 2021-3A, “A”, 1%, 5/15/2030 (n)		672,130	654,653
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)		247,183	246,347
Fortress CBO Investments Ltd., 2022-FL3, “AS”, FLR, 7.316% (SOFR - 30 day + 2.25%), 2/23/2039 (n)		269,500	261,069
FS Rialto 2021-FL2 Issuer Ltd., “AS”, FLR, 6.766% (LIBOR - 1mo. + 1.6%), 5/16/2038 (n)		701,500	660,302
GreatAmerica Leasing Receivables Funding LLC, 2023-1, “A2”, 5.35%, 2/16/2026 (n)		139,000	137,795
LoanCore 2021-CRE5 Ltd., “B”, FLR, 7.193% (LIBOR - 1mo. + 2%), 7/15/2036 (n)		367,000	338,781
MF1 2021-FL5 Ltd., “B”, FLR, 6.711% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)		847,500	819,514
MF1 2021-FL5 Ltd., “C”, FLR, 6.961% (LIBOR - 1mo. + 1.7%), 7/15/2036 (n)		200,000	187,636
MF1 2021-FL6 Ltd., “AS”, FLR, 6.666% (LIBOR - 1mo. + 1.45%), 7/16/2036 (n)		1,050,000	1,013,182
MF1 2021-FL6 Ltd., “B”, FLR, 6.866% (LIBOR - 1mo. + 1.65%), 7/16/2036 (n)		600,000	571,570
MF1 2022-FL8 Ltd., “A”, FLR, 6.416% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)		250,000	243,775
MF1 2022-FL8 Ltd., “B”, FLR, 7.017% (SOFR - 30 day + 1.95%), 2/19/2037 (n)		281,312	268,966
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.416%, 5/15/2054 (i)		2,255,481	147,158
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.338%, 6/15/2054 (i)		4,815,487	285,375

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Asset-Backed & Securitized – continued
Navistar Financial Dealer Note Master Owner Trust, 2022-1, “A”, FLR, 6.316% (SOFR - 30 day + 1.25%), 5/25/2027 (n)		$236,000	$ 236,415
RAC Bond Co. PLC, 4.87%, 5/06/2026	GBP	310,000	353,278
Starwood Commercial Mortgage, 2021-FL2, “AS”, FLR, 6.608% (LIBOR - 1mo. + 1.45%), 4/18/2038 (n)		$700,000	655,843
Starwood Commercial Mortgage, 2021-FL2, “B”, FLR, 6.958% (LIBOR - 1mo. + 1.8%), 4/18/2038 (n)		534,500	490,365
TPG Real Estate Finance, 2021-FL4, “AS”, FLR, 6.558% (LIBOR - 1mo. + 1.4%), 3/15/2038 (n)		350,000	341,784
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.656%, 8/15/2054 (i)		4,911,188	392,021
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.916% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)		123,000	122,906
			$18,614,516
Automotive – 0.3%
Hyundai Capital America, 6.375%, 4/08/2030 (n)		$207,000	$ 214,676
LKQ Corp., 6.25%, 6/15/2033 (n)		290,000	292,186
Volkswagen Financial Services N.V., 5.875%, 5/23/2029	GBP	400,000	485,760
			$992,622
Broadcasting – 0.5%
Discovery Communications LLC, 4.125%, 5/15/2029		$244,000	$ 222,674
Prosus N.V., 3.68%, 1/21/2030 (n)		240,000	203,741
Ubisoft Entertainment S.A., 0.878%, 11/24/2027	EUR	1,100,000	912,939
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032		$586,000	519,709
			$1,859,063
Brokerage & Asset Managers – 0.3%
Ameriprise Financial, Inc., 4.5%, 5/13/2032		$240,000	$ 229,829
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029		305,000	304,634
Low Income Investment Fund, 3.386%, 7/01/2026		150,000	140,931
Low Income Investment Fund, 3.711%, 7/01/2029		400,000	358,808
LPL Holdings, Inc., 4%, 3/15/2029 (n)		374,000	328,117
			$1,362,319
Building – 0.3%
Holcim Sterling Finance (Netherlands) B.V., 2.25%, 4/04/2034	GBP	285,000	$ 248,862
Interface, Inc., 5.5%, 12/01/2028 (n)		$423,000	342,894
Vulcan Materials Co., 3.5%, 6/01/2030		453,000	409,255
			$1,001,011
Business Services – 0.4%
Corning, Inc., 4.125%, 5/15/2031	EUR	260,000	$ 280,563
Euronet Worldwide, Inc., 1.375%, 5/22/2026		370,000	363,362
Fiserv, Inc., 4.4%, 7/01/2049		$356,000	300,810
Mastercard, Inc., 3.85%, 3/26/2050		310,000	266,839
RELX Finance B.V., 3.75%, 6/12/2031	EUR	190,000	206,994
			$1,418,568
Cable TV – 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 6.384%, 10/23/2035		$420,000	$ 409,368
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 4.8%, 3/01/2050		227,000	171,271
Cox Communications, Inc., 5.45%, 9/15/2028 (n)		599,000	598,459
SES S.A., 3.5%, 1/14/2029	EUR	320,000	321,539
SES S.A., 2.875% to 8/27/2026, FLR (EUR Swap Rate - 5yr. + 3.19%) to 8/27/2031, FLR (EUR Swap Rate - 5yr. + 3.44%) to 8/27/2046, FLR (EUR Swap Rate - 5yr. + 4.19%) to 8/27/2171		600,000	554,057
Summer BidCo B.V., 9%, 11/15/2025		639,589	612,715
			$2,667,409

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – 0.3%
Alpek SAB de C.V., 3.25%, 2/25/2031 (n)		$219,000	$ 176,974
Lonza Finance International N.V., 3.875%, 5/25/2033	EUR	100,000	108,258
Nutrien Ltd., 4.9%, 3/27/2028		$416,000	408,008
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)		363,000	353,614
			$1,046,854
Computer Software – 0.1%
Microsoft Corp., 2.525%, 6/01/2050 (f)		$523,000	$ 361,783
Computer Software - Systems – 0.1%
Apple, Inc., 4.5%, 2/23/2036 (f)		$316,000	$ 321,302
Conglomerates – 0.7%
Grupo KUO S.A.B. de C.V., 5.75%, 7/07/2027 (n)		$706,000	$ 623,751
Johnson Controls International PLC, 4.25%, 5/23/2035	EUR	205,000	225,263
nVent Finance S.à r.l., 5.65%, 5/15/2033		$519,000	510,232
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)		599,000	594,632
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		781,000	752,278
			$2,706,156
Consumer Products – 0.2%
JAB Holdings B.V., 5%, 6/12/2033	EUR	200,000	$ 221,419
Kenvue, Inc., 5.05%, 3/22/2053 (n)		$524,000	534,814
			$756,233
Consumer Services – 0.1%
Booking Holdings, Inc., 4.125%, 5/12/2033	EUR	290,000	$ 314,554
Electrical Equipment – 0.3%
Telefonaktiebolaget LM Ericsson, 1.125%, 2/08/2027	EUR	430,000	$ 413,229
Telefonaktiebolaget LM Ericsson, 1%, 5/26/2029		780,000	674,144
			$1,087,373
Electronics – 0.1%
Broadcom, Inc., 3.469%, 4/15/2034 (n)		$240,000	$ 196,874
Broadcom, Inc., 3.137%, 11/15/2035 (n)		174,000	133,466
Intel Corp., 5.7%, 2/10/2053		219,000	222,788
			$553,128
Emerging Market Quasi-Sovereign – 0.7%
Bank Gospodarstwa Krajowego (Republic of Poland), 5.375%, 5/22/2033 (n)		$408,000	$ 405,573
CEZ A.S. (Czech Republic), 2.375%, 4/06/2027	EUR	203,000	205,994
Magyar Export-Import Bank PLC (Republic of Hungary), 6.125%, 12/04/2027 (n)		$200,000	198,001
MDGH - GMTN RSC Ltd. (United Arab Emirates), 2.5%, 6/03/2031		385,000	329,578
Ooredoo International Finance Ltd. (State of Qatar), 2.625%, 4/08/2031		470,000	404,536
Petroleos Mexicanos, 6.875%, 8/04/2026		440,000	410,961
PT Freeport Indonesia, 6.2%, 4/14/2052 (n)		344,000	310,068
Qatar Petroleum, 3.125%, 7/12/2041		436,000	333,883
REC Ltd. (Republic of India), 5.625%, 4/11/2028 (n)		345,000	341,074
			$2,939,668
Emerging Market Sovereign – 13.0%
Dominican Republic, 7.05%, 2/03/2031 (n)		$179,000	$ 178,282
Dominican Republic, 4.875%, 9/23/2032		750,000	637,420
Federative Republic of Brazil, 10%, 1/01/2029	BRL	4,500,000	917,808

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Emerging Market Sovereign – continued
Hellenic Republic (Republic of Greece), 3.875%, 6/15/2028 (n)	EUR	2,557,000	$ 2,793,157
Hellenic Republic (Republic of Greece), 1.75%, 6/18/2032 (n)		2,596,000	2,424,862
Hellenic Republic (Republic of Greece), 4.25%, 6/15/2033 (n)		3,123,000	3,561,650
Kingdom of Morocco, 6.5%, 9/08/2033 (n)		$362,000	371,955
Oriental Republic of Uruguay, 4.375%, 1/23/2031		1,309,000	1,289,504
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	103,512,000	2,533,665
People's Republic of China, 2.88%, 2/25/2033	CNY	40,610,000	5,681,733
Republic of Chile, 4.125%, 7/05/2034	EUR	560,000	605,725
Republic of Cote d'Ivoire, 6.875%, 10/17/2040		600,000	495,511
Republic of Guatemala, 3.7%, 10/07/2033		$227,000	182,736
Republic of Hungary, 5.5%, 6/16/2034 (n)		294,000	285,032
Republic of Indonesia, 3.55%, 3/31/2032		440,000	397,055
Republic of Korea, 2.125%, 6/10/2027	KRW	5,133,000,000	3,673,438
Republic of Korea, 2.375%, 12/10/2027		1,800,000,000	1,292,913
Republic of Korea, 1.875%, 6/10/2029		13,435,190,000	9,189,892
Republic of Korea, 1.375%, 6/10/2030		8,960,400,000	5,828,320
Republic of Peru, 7.3%, 8/12/2033	PEN	6,835,000	1,936,275
Republic of Serbia, 6.5%, 9/26/2033 (n)		$255,000	249,922
Republic of South Africa, 5.875%, 4/20/2032		429,000	379,450
State of Qatar, 4.4%, 4/16/2050		200,000	181,750
United Mexican States, 7.5%, 6/03/2027	MXN	72,800,000	4,044,255
United Mexican States, 7.75%, 5/29/2031		32,000,000	1,767,394
United Mexican States, 6.338%, 5/04/2053		$474,000	482,844
United Mexican States, 3.771%, 5/24/2061		334,000	226,676
			$51,609,224
Energy - Independent – 0.5%
Energean Israel Finance Ltd., 4.875%, 3/30/2026		$171,000	$ 158,647
Energean Israel Finance Ltd., 8.5%, 9/30/2033 (n)		291,000	290,272
Occidental Petroleum Corp., 6.45%, 9/15/2036		360,000	369,468
Tengizchevroil Finance Co. International Ltd., 4%, 8/15/2026 (n)		1,200,000	1,089,000
			$1,907,387
Energy - Integrated – 0.3%
BP Capital Markets America, Inc., 4.812%, 2/13/2033		$279,000	$ 274,945
BP Capital Markets B.V., 4.323%, 5/12/2035	EUR	340,000	369,941
Eni S.p.A., 3.625%, 5/19/2027		295,000	316,558
Eni S.p.A., 4.25%, 5/09/2029 (n)		$378,000	356,710
			$1,318,154
Engineering - Construction – 0.1%
Arcadis N.V., 4.875%, 2/28/2028	EUR	269,000	$ 293,164
Entertainment – 0.1%
Carnival Corp., 7.625%, 3/01/2026	EUR	190,000	$ 201,160
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)		$322,000	295,580
			$496,740
Financial Institutions – 1.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$277,000	$ 253,688
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.75%, 6/06/2028		335,000	332,229
Avolon Holdings Funding Ltd., 4.25%, 4/15/2026 (n)		263,000	245,015
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)		266,000	248,543
Corporacion Inmobiliaria Vesta S.A.B. de C.V., 3.625%, 5/13/2031		265,000	220,613
CTP N.V., 0.875%, 1/20/2026	EUR	460,000	427,026
EXOR N.V., 0.875%, 1/19/2031		275,000	235,610

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Financial Institutions – continued
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)		$131,000	$ 119,911
Grand City Properties S.A., 2.5% to 10/24/2023, FLR (EUR Swap Rate - 5yr. + 2.432%) to 10/24/2028, FLR (EUR Swap Rate - 5yr. + 2.682%) to 10/24/2043, FLR (EUR Swap Rate - 5yr. + 3.432%) to 10/24/2069	EUR	600,000	301,335
Logicor Financing S.à r.l., 1.625%, 1/17/2030		380,000	305,461
Logicor Financing S.à r.l., 0.875%, 1/14/2031		200,000	145,627
P3 Group S.à r.l., 1.625%, 1/26/2029		380,000	327,012
Samhallsbyggnadsbolaget i Norden AB, 1.75%, 1/14/2025		670,000	599,505
Samhallsbyggnadsbolaget i Norden AB, 1.125%, 9/04/2026		370,000	279,997
SBB Treasury Oyj, 0.75%, 12/14/2028		280,000	181,430
VGP N.V., 1.5%, 4/08/2029		300,000	225,708
			$4,448,710
Food & Beverages – 0.9%
Anheuser-Busch InBev S.A./N.V., 2%, 1/23/2035	EUR	330,000	$ 303,979
Anheuser-Busch InBev Worldwide, Inc., 4%, 4/13/2028		$443,000	428,381
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038		494,000	457,383
Anheuser-Busch InBev Worldwide, Inc., 5.55%, 1/23/2049		160,000	168,639
Bacardi Ltd., 5.15%, 5/15/2038 (n)		335,000	314,095
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)		266,000	263,648
Constellation Brands, Inc., 3.15%, 8/01/2029		359,000	323,590
Constellation Brands, Inc., 2.25%, 8/01/2031		478,000	390,611
JBS USA Lux S.A./JBS USA Food Co./JBS USA Finance, Inc., 3%, 2/02/2029 (n)		341,000	289,171
Kraft Heinz Foods Co., 3.875%, 5/15/2027		332,000	318,758
PT Indofood CBP Sukses Makmur Tbk, 3.398%, 6/09/2031		556,000	469,136
			$3,727,391
Forest & Paper Products – 0.1%
Stora Enso Oyj, 4.25%, 9/01/2029	EUR	190,000	$ 206,882
Gaming & Lodging – 0.2%
Marriott International, Inc., 2.85%, 4/15/2031		$606,000	$ 509,524
VICI Properties LP, REIT, 4.95%, 2/15/2030		435,000	408,065
			$917,589
Industrial – 0.1%
CPI Property Group S.A., 3.75% to 7/27/2028, FLR (EUR Swap Rate - 5yr. + 4.338%) to 7/27/2033, FLR (EUR Swap Rate - 5yr. + 4.588%) to 7/27/2048, FLR (EUR Swap Rate - 5yr. + 5.338%) to 1/27/2170	EUR	510,000	$ 157,507
Trustees of the University of Pennsylvania, 2.396%, 10/01/2050		$409,000	266,692
			$424,199
Insurance – 0.9%
AIA Group Ltd., 0.88% to 9/09/2028, FLR (EUR Swap Rate - 5yr. + 1.1%) to 9/09/2033	EUR	490,000	$ 422,622
Allianz SE, 3.2% to 4/30/2028, FLR (CMT - 5yr. + 2.165%) to 4/30/2171 (n)		$400,000	295,040
ASR Nederland N.V., 7% to 12/07/2033, FLR (EUR Swap Rate - 5yr. + 5.3%) to 12/07/2043	EUR	430,000	487,718
Assicurazioni Generali S.p.A., 5.399%, 4/20/2033		290,000	319,670
AXA S.A., 5.5% to 7/11/2033, FLR (EURIBOR - 3mo. + 3.6%) to 7/11/2043		500,000	545,275
Corebridge Financial, Inc., 4.35%, 4/05/2042		$666,000	537,401
Equitable Holdings, Inc., 5.594%, 1/11/2033		524,000	513,763
NN Group N.V., 6.367% to 11/03/2033, FLR (EURIBOR - 3mo. + 4%) to 11/03/2043	EUR	310,000	337,985
			$3,459,474
Insurance - Health – 0.1%
UnitedHealth Group, Inc., 4.625%, 7/15/2035		$258,000	$ 252,239

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – 0.5%
American International Group, Inc., 5.125%, 3/27/2033		$329,000	$ 321,283
Aon Corp./Aon Global Holdings PLC, 2.6%, 12/02/2031		244,000	200,939
Aon Corp./Aon Global Holdings PLC, 3.9%, 2/28/2052		403,000	316,240
Fairfax Financial Holdings Ltd., 4.25%, 12/06/2027	CAD	760,000	539,289
QBE Insurance Group Ltd., 2.5% to 9/13/2028, FLR (GBP Government Yield - 5yr. + 2.061%) to 9/13/2038	GBP	408,000	394,829
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033		$319,000	312,425
			$2,085,005
International Market Quasi-Sovereign – 0.7%
Electricite de France S.A., 6.25%, 5/23/2033 (n)		$500,000	$ 508,290
Electricite de France S.A., 9.125% to 6/15/2033, FLR (CMT - 5yr. + 5.411%) to 12/15/2171 (n)		200,000	205,096
La Banque Postale S.A., 4%, 5/03/2028	EUR	700,000	754,980
La Poste S.A., 3.75%, 6/12/2030		300,000	326,242
La Poste S.A., 4%, 6/12/2035		300,000	331,027
NBN Co. Ltd. (Commonwealth of Australia), 4.375%, 3/15/2033		196,000	217,990
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)		$517,000	406,826
RTE Reseau de Transport d’Electricite, 3.75%, 7/04/2035	EUR	200,000	217,265
			$2,967,716
International Market Sovereign – 12.3%
Commonwealth of Australia, 3.25%, 6/21/2039	AUD	2,687,000	$ 1,582,827
Government of Bermuda, 2.375%, 8/20/2030 (n)		$220,000	183,372
Government of Bermuda, 5%, 7/15/2032 (n)		716,000	698,100
Government of Canada, 2%, 12/01/2051	CAD	816,000	487,321
Government of Japan, 2.1%, 12/20/2027	JPY	260,500,000	1,971,943
Government of Japan, 2.4%, 6/20/2028		1,073,000,000	8,295,105
Government of Japan, 0.3%, 12/20/2039		237,000,000	1,503,992
Government of Japan, 1.7%, 6/20/2044		372,350,000	2,901,102
Government of Japan, 0.3%, 6/20/2046		256,450,000	1,495,015
Government of Japan, 1.6%, 12/20/2052		198,000,000	1,488,784
Government of New Zealand, 1.5%, 5/15/2031	NZD	7,040,000	3,448,797
Government of New Zealand, 2%, 5/15/2032		3,793,000	1,891,005
Kingdom of Belgium, 3%, 6/22/2033 (n)	EUR	4,214,000	4,575,509
Kingdom of Belgium, 0.4%, 6/22/2040		1,423,000	971,682
Kingdom of Spain, 3.15%, 4/30/2033		5,477,000	5,856,018
Kingdom of Spain, 3.9%, 7/30/2039 (n)		1,829,000	2,038,005
Kingdom of Spain, 1%, 10/31/2050		503,000	292,802
Kingdom of Sweden, 1%, 11/12/2026	SEK	14,230,000	1,233,227
Kingdom of Sweden, 0.75%, 5/12/2028		36,155,000	3,043,753
Kingdom of Sweden, 1.75%, 11/11/2033		28,650,000	2,471,524
United Kingdom Treasury, 1.75%, 9/07/2037	GBP	575,000	521,901
United Kingdom Treasury, 1.25%, 10/22/2041		1,395,000	1,062,890
United Kingdom Treasury, 1.25%, 7/31/2051		1,010,783	636,057
			$48,650,731
Local Authorities – 0.0%
Province of British Columbia, 2.95%, 6/18/2050	CAD	300,000	$ 185,544
Machinery & Tools – 0.1%
CNH Industrial Capital LLC, 1.875%, 1/15/2026		$349,000	$ 318,690
Sarens Finance Co. N.V., 5.75%, 2/21/2027	EUR	270,000	248,221
			$566,911

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Major Banks – 4.1%
Australia and New Zealand Banking Group Ltd., 2.57% to 11/25/2030, FLR (CMT - 5yr. + 1.7%) to 11/25/2035 (n)		$528,000	$ 401,077
Banco de Sabadell S.A., 5%, 6/07/2029	EUR	400,000	434,680
Banco de Sabadell S.A., 5% to 11/19/2027, FLR (EUR Swap Rate - 5yr. + 5.171%) to 2/19/2170		200,000	162,416
Bank of America Corp., 4.134%, 6/12/2028		276,000	298,226
Bank of America Corp., 5.202% to 4/25/2033, FLR (SOFR - 1 day + 1.63%) to 4/25/2029		$521,000	515,306
Bank of America Corp., 2.687% to 4/22/2031, FLR (SOFR - 1 day + 1.32%) to 4/22/2032		914,000	757,474
Bank of Ireland Group PLC, 5% to 7/04/2030, FLR (EUR ICE Swap Rate - 1yr. + 2.05%) to 7/04/2031	EUR	330,000	359,293
Barclays Bank PLC, 8.407% to 11/14/2027, FLR (GBP Swap Rate - 5yr. + 4.75%) to 11/14/2032	GBP	175,000	220,223
Barclays Bank PLC, FLR, 5.235% (LIBOR - 6mo.), 8/14/2171		$510,000	504,900
BNP Paribas S.A., 4.25% to 4/13/2030, FLR (EURIBOR - 3mo. + 1.37%) to 4/13/2031	EUR	200,000	214,100
BNP Paribas S.A., 5.284%, 3/23/2172		$680,000	618,800
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034		336,000	333,593
Commonwealth Bank of Australia, 2.688%, 3/11/2031 (n)		735,000	576,275
Credit Agricole S.A., 6.375%, 6/14/2031	GBP	300,000	375,184
Credit Agricole S.A., 4.75%, 3/23/2171 (n)		$269,000	213,855
Goldman Sachs Group, Inc., 2.383% to 7/21/2031, FLR (SOFR - 1 day + 1.248%) to 7/21/2032		502,000	402,102
Goldman Sachs Group, Inc., 3.436% to 2/24/2042, FLR (SOFR - 1 day + 1.632%) to 2/24/2043		207,000	157,457
HSBC Holdings PLC, 2.099% to 6/04/2025, FLR (SOFR - 1 day + 1.929%) to 6/04/2026		349,000	322,949
HSBC Holdings PLC, 4.787% to 3/10/2031, FLR (EURIBOR - 3mo. + 1.55%) to 3/10/2032	EUR	390,000	426,667
HSBC Holdings PLC, 4.856% to 5/23/2032, FLR (EURIBOR - 3mo. + 1.942%) to 5/23/2033		260,000	284,908
HSBC Holdings PLC, FLR, 5.459% (LIBOR - 6mo. + 0.25%), 3/18/2171		$170,000	170,000
ING Groep N.V., 6.25%, 5/20/2033	GBP	400,000	470,374
JPMorgan Chase & Co., 1.953% to 2/04/2031, FLR (SOFR - 1 day + 1.065%) to 2/04/2032		$572,000	455,764
JPMorgan Chase & Co., 3.109% to 4/22/2050, FLR (SOFR + 2.44%) to 4/22/2051		611,000	426,896
mBank S.A., 0.966% to 9/21/2026, FLR (EURIBOR - 3mo. + 1.25%) to 9/21/2027	EUR	500,000	421,749
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032		$735,000	590,888
Morgan Stanley, 3.125%, 7/27/2026		555,000	519,726
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031		383,000	345,118
NatWest Group PLC, 4.771%, 2/16/2029	EUR	310,000	333,143
NatWest Group PLC, 5.763% to 2/28/2029, FLR (EUR Swap Rate - 5yr. + 2.6%) to 2/28/2034		270,000	290,386
NatWest Group PLC, 4.5% to 9/30/2028, FLR (GBP Swap Rate - 5yr. + 3.992%) to 3/31/2171	GBP	260,000	247,796
Royal Bank of Canada, 4.125%, 7/05/2028	EUR	320,000	346,965
Société Générale S.A., 5.625%, 6/02/2033		400,000	431,642
Standard Chartered PLC, 0.8% to 11/17/2028, FLR (EUR Swap Rate - 1yr. + 0.85%) to 11/17/2029		340,000	302,719
Standard Chartered PLC, 4.874%, 5/10/2031		590,000	635,309
Toronto-Dominion Bank, 4.108%, 6/08/2027		$499,000	477,238
UBS Group AG, 2.746% to 2/11/2032, FLR (CMT - 1yr. + 1.1%) to 2/11/2033 (n)		639,000	497,706
Unicaja Banco S.A., 1% to 12/01/2025, FLR (EUR ICE Swap Rate - 1yr. + 1.15%) to 12/01/2026	EUR	100,000	97,320
Unicaja Banco S.A., 5.125% to 2/21/2028, FLR (EUR Swap Rate - 1yr. + 2.15%) to 2/21/2029		400,000	421,135
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)		$590,000	532,548
UniCredit S.p.A., 3.875% to 6/03/2027, FLR (EUR ICE Swap Rate - 5yr. + 4.081%) to 6/03/2070	EUR	420,000	344,493
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033		$414,000	354,323
			$16,292,723
Medical & Health Technology & Services – 0.6%
Alcon Finance Corp., 3.8%, 9/23/2049 (n)		$204,000	$ 157,758
Becton, Dickinson and Co., 4.298%, 8/22/2032		186,000	176,432
CVS Health Corp., 5.25%, 1/30/2031		137,000	136,570
CVS Health Corp., 5.625%, 2/21/2053		376,000	373,793
HCA, Inc., 5.25%, 6/15/2026		214,000	211,661
HCA, Inc., 5.125%, 6/15/2039		286,000	265,317
New York Society for the Relief of the Ruptured & Crippled, 2.667%, 10/01/2050		650,000	403,908
ProMedica Toledo Hospital, “B”, AGM, 6.015%, 11/15/2048		309,000	306,380
Thermo Fisher Scientific (Finance I) B.V., 2%, 10/18/2051	EUR	360,000	256,893
Thermo Fisher Scientific, Inc., 1.75%, 10/15/2028		$241,000	207,665
			$2,496,377

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.3%
Anglo American Capital PLC, 5.625%, 4/01/2030 (n)		$326,000	$ 324,509
Anglo American Capital PLC, 4.75%, 9/21/2032	EUR	220,000	241,591
First Quantum Minerals Ltd., 8.625%, 6/01/2031 (n)		$243,000	249,046
Glencore Funding LLC, 2.85%, 4/27/2031 (n)		456,000	376,399
			$1,191,545
Midstream – 0.7%
Enbridge, Inc., 5.7%, 3/08/2033		$301,000	$ 305,133
Enbridge, Inc., 5.375%, 9/27/2077	CAD	680,000	469,910
Energy Transfer LP, 5.55%, 2/15/2028		$258,000	257,275
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171		393,000	333,233
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)		486,131	412,742
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029		120,000	105,743
Sabine Pass Liquefaction LLC, 5%, 3/15/2027		356,000	350,406
Targa Resources Corp., 4.2%, 2/01/2033		56,000	49,568
Targa Resources Corp., 4.95%, 4/15/2052		341,000	281,743
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)		363,000	312,168
			$2,877,921
Mortgage-Backed – 5.6%
Fannie Mae, 4.5%, 7/01/2023 - 2/01/2046		$2,453,433	$ 2,408,617
Fannie Mae, 5%, 3/01/2036 - 8/01/2040		804,668	808,795
Fannie Mae, 5.5%, 11/01/2036 - 4/01/2037		67,650	69,358
Fannie Mae, 6%, 9/01/2037 - 6/01/2038		106,007	109,276
Fannie Mae, 4%, 11/01/2040 - 12/01/2040		573,947	548,908
Fannie Mae, 3.5%, 5/01/2043 - 12/01/2046		1,305,083	1,209,456
Fannie Mae, UMBS, 2%, 3/01/2037 - 5/01/2052		2,867,705	2,386,262
Fannie Mae, UMBS, 2.5%, 6/01/2050 - 4/01/2052		1,606,689	1,368,513
Fannie Mae, UMBS, 3%, 12/01/2051		215,912	191,231
Fannie Mae, UMBS, 4%, 5/01/2052		500,000	469,507
Fannie Mae, UMBS, 5.5%, 11/01/2052 - 12/01/2052		311,836	311,386
Fannie Mae, UMBS, 6%, 12/01/2052		471,863	476,849
Freddie Mac, 4%, 7/01/2025		13,851	13,610
Freddie Mac, 1.48%, 3/25/2027 (i)		809,000	35,950
Freddie Mac, 3.286%, 11/25/2027		1,303,000	1,232,319
Freddie Mac, 3.9%, 4/25/2028		400,000	388,087
Freddie Mac, 1.916%, 4/25/2030 (i)		1,420,926	144,080
Freddie Mac, 1.985%, 4/25/2030 (i)		1,365,340	139,985
Freddie Mac, 1.768%, 5/25/2030 (i)		1,747,943	164,886
Freddie Mac, 1.906%, 5/25/2030 (i)		3,920,368	397,807
Freddie Mac, 1.436%, 6/25/2030 (i)		1,615,349	125,162
Freddie Mac, 1.703%, 8/25/2030 (i)		1,436,842	133,660
Freddie Mac, 1.262%, 9/25/2030 (i)		905,456	62,811
Freddie Mac, 1.171%, 11/25/2030 (i)		1,823,916	118,868
Freddie Mac, 0.42%, 1/25/2031 (i)		6,715,988	127,483
Freddie Mac, 0.611%, 3/25/2031 (i)		8,133,237	253,218
Freddie Mac, 1.039%, 7/25/2031 (i)		1,499,257	92,264
Freddie Mac, 0.632%, 9/25/2031 (i)		6,201,367	209,298
Freddie Mac, 0.955%, 9/25/2031 (i)		1,902,494	106,491
Freddie Mac, 0.665%, 12/25/2031 (i)		1,517,361	58,022
Freddie Mac, 3.5%, 7/25/2032		507,099	469,793
Freddie Mac, 4.35%, 1/25/2033		581,619	575,615
Freddie Mac, 4.2%, 8/25/2033		475,000	464,606
Freddie Mac, 5.5%, 5/01/2034 - 7/01/2037		16,245	16,606
Freddie Mac, 5%, 10/01/2036 - 7/01/2041		235,883	238,034
Freddie Mac, 4.5%, 12/01/2039 - 5/01/2042		465,522	460,246

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, UMBS, 2%, 8/01/2037 - 4/01/2052		$74,993	$ 66,481
Freddie Mac, UMBS, 3.5%, 1/01/2047 - 11/01/2049		759,785	701,415
Freddie Mac, UMBS, 3%, 6/01/2050 - 4/01/2052		91,616	81,231
Freddie Mac, UMBS, 2.5%, 10/01/2051 - 2/01/2053		1,604,657	1,363,048
Freddie Mac, UMBS, 4%, 5/01/2052		46,934	44,340
Freddie Mac, UMBS, 4.5%, 11/01/2052		499,999	480,766
Freddie Mac, UMBS, 6%, 11/01/2052		203,842	205,628
Freddie Mac, UMBS, 5.5%, 5/01/2053		175,001	174,177
Ginnie Mae, 5%, 5/15/2040 - 4/20/2053		100,177	98,947
Ginnie Mae, 3.5%, 6/20/2043		425,594	401,054
Ginnie Mae, 2.5%, 8/20/2051 - 4/20/2052		1,026,420	889,163
Ginnie Mae, 2%, 1/20/2052		363,800	305,791
Ginnie Mae, 3%, 2/20/2052 - 11/20/2052		431,567	386,047
Ginnie Mae, 4%, 8/20/2052		145,750	137,901
Ginnie Mae, 5.5%, 2/20/2053 - 4/20/2053		249,021	247,940
UMBS, TBA, 2%, 7/13/2053		175,000	142,700
UMBS, TBA, 3%, 7/13/2053		275,000	242,011
			$22,355,699
Municipals – 0.8%
Iowa Student Loan Liquidity Corp. Rev., Taxable, “A”, 5.08%, 12/01/2039		$290,000	$ 269,568
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 2.641%, 7/01/2037		695,000	618,862
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “M-A”, 4.949%, 7/01/2038		685,000	651,308
Massachusetts Housing Finance Agency, Single Family Housing Rev., Taxable, “226”, 5.562%, 12/01/2052		515,000	513,137
Michigan Finance Authority Hospital Rev., Taxable (Trinity Health Credit Group), 3.384%, 12/01/2040		480,000	388,488
Minnesota Housing Finance Agency, Residential Housing, Taxable, “G”, 4.337%, 1/01/2047		455,000	434,584
Oklahoma Development Finance Authority, Health System Rev., Taxable (OU Medicine Project), “C”, 5.45%, 8/15/2028		275,000	235,501
			$3,111,448
Natural Gas - Distribution – 0.1%
ENGIE S.A., 4.25%, 1/11/2043	EUR	200,000	$ 219,111
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 0.75%, 3/15/2029	EUR	440,000	$ 390,496
APA Infrastructure Ltd., 2.5%, 3/15/2036	GBP	770,000	636,638
			$1,027,134
Network & Telecom – 0.1%
Total Play Telecomunicaciones S.A. de C.V., 7.5%, 11/12/2025 (n)		$363,000	$ 257,775
Oils – 0.1%
Puma International Financing S.A., 5%, 1/24/2026		$475,000	$ 427,500
Other Banks & Diversified Financials – 2.0%
ABANCA Corp. Bancaria S.A., 8.375% to 9/23/2028, FLR (EUR ICE Swap Rate - 5yr. + 5.245%) to 9/23/2033	EUR	500,000	$ 545,629
Alpha Bank, 4.25%, 2/13/2030		590,000	569,802
Arion Banki HF, 4.875%, 12/21/2024		380,000	404,369
Bank of Cyprus PCL, 2.5% to 6/24/2026, FLR (EUR Swap Rate - 5yr. + 2.785%) to 6/24/2027		380,000	361,788
Banque Federative du Credit Mutuel S.A., 4.375%, 5/02/2030		400,000	432,718
Banque Federative du Credit Mutuel S.A., 4.125%, 6/14/2033		300,000	325,407
BBVA Bancomer S.A., 8.45%, 6/29/2038 (n)		$425,000	425,425
Belfius Bank S.A., 3.875%, 6/12/2028	EUR	200,000	216,197
Belfius Bank S.A., 3.625% to 4/16/2025, FLR (EUR Swap Rate - 5yr. + 2.938%) to 4/16/2068		400,000	320,788
BPCE S.A., 2.277% to 1/20/2031, FLR (SOFR - 1 day + 1.312%) to 1/20/2032 (n)		$550,000	424,660
BPCE S.A., 4.75% to 6/14/2033, FLR (EURIBOR - 3mo. + 1.83%) to 6/14/2034	EUR	200,000	218,713
CaixaBank S.A., 6.875% to 10/25/2028, FLR (GBP Swap Rate - 5yr. + 3.7%) to 10/25/2033	GBP	200,000	236,434

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Other Banks & Diversified Financials – continued
CaixaBank S.A., 3.625% to 3/14/2029, FLR (EUR Swap Rate - 5yr. + 3.857%) to 12/14/2170	EUR	400,000	$ 295,715
Deutsche Bank AG, 6.125% to 12/12/2029, FLR (SONIA + 2.621%) to 12/12/2030	GBP	300,000	349,251
Deutsche Bank AG, 4% to 6/24/2027, FLR (EUR ICE Swap Rate - 5yr. + 3.3%) to 6/24/2032	EUR	300,000	287,232
Deutsche Bank AG, 6.75% to 4/30/2029, FLR (EUR Swap Rate - 5yr. + 5.692%) to 4/04/2171		200,000	176,333
Groupe BPCE S.A., 4.5%, 3/15/2025 (n)		$287,000	275,406
Groupe des Assurances du Credit Mutuel, 1.85% to 4/21/2032, FLR (EURIBOR - 3mo. + 2.65%) to 4/21/2042	EUR	400,000	319,212
Intesa Sanpaolo S.p.A., 4.875%, 5/19/2030		420,000	457,438
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028		$366,000	342,245
Skipton Building Society, 6.25%, 4/25/2029	GBP	410,000	491,286
Virgin Money UK PLC, 5.125% to 12/11/2025, FLR (GBP Government Yield - 5yr. + 5.25%) to 12/11/2030		335,000	381,877
			$7,857,925
Pharmaceuticals – 0.3%
Amgen, Inc., 5.25%, 3/02/2030		$151,000	$ 151,301
Amgen, Inc., 5.6%, 3/02/2043		154,000	154,466
Bayer AG, 4.625%, 5/26/2033	EUR	265,000	293,335
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033		$449,000	447,309
			$1,046,411
Pollution Control – 0.2%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)		$182,000	$ 161,977
Waste Management, Inc., 4.625%, 2/15/2033		463,000	453,564
			$615,541
Precious Metals & Minerals – 0.1%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)		$510,000	$ 495,045
Real Estate - Office – 0.2%
Corporate Office Property LP, REIT, 2.25%, 3/15/2026		$356,000	$ 315,293
Corporate Office Property LP, REIT, 2%, 1/15/2029		237,000	180,618
Corporate Office Property LP, REIT, 2.75%, 4/15/2031		284,000	215,797
			$711,708
Real Estate - Other – 0.3%
EPR Properties, REIT, 3.6%, 11/15/2031		$405,000	$ 315,843
Extra Space Storage LP, 5.5%, 7/01/2030		437,000	433,384
Lexington Realty Trust Co., 2.7%, 9/15/2030		380,000	303,470
W.P. Carey, Inc., REIT, 2.4%, 2/01/2031		393,000	315,907
			$1,368,604
Real Estate - Retail – 0.2%
Regency Centers Corp., 3.7%, 6/15/2030		$165,000	$ 147,427
STORE Capital Corp., REIT, 2.75%, 11/18/2030		576,000	416,169
WEA Finance LLC, 2.875%, 1/15/2027 (n)		470,000	404,720
			$968,316
Retailers – 0.2%
AutoZone, Inc., 4.75%, 8/01/2032		$216,000	$ 208,452
Home Depot, Inc., 4.875%, 2/15/2044		159,000	154,762
Home Depot, Inc., 3.625%, 4/15/2052		340,000	271,094
			$634,308
Specialty Chemicals – 0.1%
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)		$241,000	$ 203,222

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Specialty Stores – 0.1%
DICK'S Sporting Goods, 3.15%, 1/15/2032		$393,000	$ 322,016
Supranational – 0.3%
European Stability Mechanism, 1%, 6/23/2027	EUR	250,000	$ 250,101
European Stability Mechanism, 0.5%, 3/05/2029		540,000	510,182
European Stability Mechanism, 0.01%, 10/15/2031		300,000	255,683
International Bank for Reconstruction and Development, 4.25%, 6/24/2025	AUD	465,000	307,460
			$1,323,426
Telecommunications - Wireless – 0.5%
Crown Castle, Inc., REIT, 3.7%, 6/15/2026		$275,000	$ 261,220
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)		413,000	361,012
Rogers Communications, Inc., 3.7%, 11/15/2049		151,000	106,922
Tele2 AB Co., 3.75%, 11/22/2029	EUR	180,000	193,332
T-Mobile USA, Inc., 3.875%, 4/15/2030		$574,000	528,808
Vodafone Group PLC, 3.375%, 8/08/2049	GBP	360,000	289,153
Vodafone Group PLC, 5.625%, 2/10/2053		$336,000	329,390
			$2,069,837
Telephone Services – 0.1%
TELUS Corp., 2.85%, 11/13/2031	CAD	672,000	$ 427,356
Tobacco – 0.2%
B.A.T. International Finance PLC, 2.25%, 1/16/2030	EUR	370,000	$ 336,961
Philip Morris International, Inc., 5.125%, 11/17/2027		$538,000	539,646
			$876,607
Transportation - Services – 0.8%
Abertis Infraestructuras Finance B.V., 3.248% to 2/24/2026, FLR (EUR Swap Rate - 5yr. + 3.694%) to 2/24/2031, FLR (EUR Swap Rate - 5yr. + 3.944%) to 2/24/2046, FLR (EUR Swap Rate - 5yr. + 4.694%) to 2/24/2068	EUR	400,000	$ 391,283
Abertis Infraestructuras S.A., 4.125%, 1/31/2028		200,000	216,495
Autostrade per L’Italia S.p.A., 5.125%, 6/14/2033		170,000	185,678
Autostrade per L'Italia S.p.A., 4.75%, 1/24/2031		225,000	241,928
Holding d'Infrastructures de Transport, 1.475%, 1/18/2031		300,000	266,615
Sydney Airport Finance Co. Pty Ltd., 4.375%, 5/03/2033		496,000	538,848
Transurban Finance Co., 1.45%, 5/16/2029		350,000	331,908
Transurban Finance Co. Pty Ltd., 4.225%, 4/26/2033		180,000	198,366
Triton International Ltd., 3.15%, 6/15/2031 (n)		$440,000	338,532
United Parcel Service, 5.05%, 3/03/2053		550,000	559,395
			$3,269,048
U.S. Government Agencies and Equivalents – 0.0%
Small Business Administration, 5.31%, 5/01/2027		$9,796	$ 9,563
U.S. Treasury Obligations – 0.0%
U.S. Treasury Bonds, 3.875%, 5/15/2043 (f)		$182,000	$ 177,592
Utilities - Electric Power – 2.3%
American Electric Power Co., Inc., 5.699%, 8/15/2025		$241,000	$ 239,371
American Electric Power Co., Inc., 5.625%, 3/01/2033		248,000	252,132
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)		104,000	86,001
Berkshire Hathaway Energy, 4.6%, 5/01/2053		76,000	65,115
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043		92,000	85,476
Bruce Power LP, 2.68%, 12/21/2028	CAD	915,000	614,098
E.ON International Finance B.V., 5.875%, 10/30/2037	GBP	400,000	487,855

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Utilities - Electric Power – continued
Enel Americas S.A., 4%, 10/25/2026		$1,891,000	$ 1,821,997
Enel Finance International N.V., 2.25%, 7/12/2031 (n)		830,000	650,243
Enel Finance International N.V., 4.5%, 2/20/2043	EUR	240,000	255,636
Enel S.p.A., 1.875% to 9/08/2030, FLR (EUR Swap Rate - 5yr. + 2.011%) to 9/08/2035, FLR (EUR Swap Rate - 5yr. + 2.261%) to 9/08/2050, FLR (EUR Swap Rate - 5yr. + 3.011%) to 3/08/2170		255,000	200,938
ENGIE Energía Chile S.A., 4.5%, 1/29/2025 (n)		$1,180,000	1,138,333
Evergy, Inc., 2.9%, 9/15/2029		363,000	316,750
Georgia Power Co., 4.95%, 5/17/2033		517,000	510,329
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)		184,000	151,766
National Grid Electricity Transmission PLC, 2%, 4/17/2040	GBP	470,000	348,689
National Grid PLC, 4.275%, 1/16/2035	EUR	230,000	247,426
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025		$225,000	225,846
Pacific Gas & Electric Co., 6.1%, 1/15/2029		259,000	254,833
Pacific Gas & Electric Co., 6.4%, 6/15/2033		154,000	153,157
PPL Electric Utilities Corp, 1st Mortgage, 5.25%, 5/15/2053		535,000	545,214
Virginia Electric & Power Co., 3.5%, 3/15/2027		213,000	201,580
Xcel Energy, Inc., 4.6%, 6/01/2032		213,000	201,137
			$9,053,922
Utilities - Gas – 0.3%
EP Infrastructure A.S., 1.698%, 7/30/2026	EUR	530,000	$ 490,548
EP Infrastructure A.S., 2.045%, 10/09/2028		680,000	578,847
			$1,069,395
Total Bonds (Identified Cost, $258,596,726)			$245,975,011
Common Stocks – 34.3%
Aerospace & Defense – 0.7%
General Dynamics Corp.		7,627	$ 1,640,949
Honeywell International, Inc. (f)		3,340	693,050
L3Harris Technologies, Inc.		3,054	597,882
			$2,931,881
Alcoholic Beverages – 0.7%
Diageo PLC		27,874	$ 1,196,165
Heineken N.V.		5,293	543,957
Kirin Holdings Co. Ltd. (l)		28,600	417,684
Pernod Ricard S.A.		2,489	549,718
			$2,707,524
Apparel Manufacturers – 0.3%
Compagnie Financiere Richemont S.A.		7,561	$ 1,281,074
Automotive – 0.9%
Aptiv PLC (a)		8,605	$ 878,484
Bridgestone Corp. (l)		7,500	308,178
Lear Corp.		4,410	633,055
LKQ Corp. (f)		18,878	1,100,021
Stellantis N.V.		16,420	288,293
Tofas Turk Otomobil Fabrikasi A.S.		12,940	126,130
			$3,334,161

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Biotechnology – 0.1%
Biogen, Inc. (a)	449	$ 127,898
Gilead Sciences, Inc.	2,606	200,844
		$328,742
Broadcasting – 0.5%
Omnicom Group, Inc. (f)	19,529	$ 1,858,184
Brokerage & Asset Managers – 0.8%
Bank of New York Mellon Corp.	6,210	$ 276,469
Cboe Global Markets, Inc.	5,066	699,159
Charles Schwab Corp. (f)	33,086	1,875,315
CME Group, Inc.	2,256	418,014
		$3,268,957
Business Services – 1.3%
Accenture PLC, “A”	2,717	$ 838,412
Amdocs Ltd.	3,347	330,851
CGI, Inc. (a)	5,324	561,436
Experian PLC	16,839	645,415
Fidelity National Information Services, Inc.	7,922	433,333
Fiserv, Inc. (a)(f)	6,895	869,804
Nomura Research Institute Ltd.	19,600	540,548
Secom Co. Ltd.	14,300	968,288
		$5,188,087
Cable TV – 0.7%
Comcast Corp., “A” (f)	70,491	$ 2,928,901
Chemicals – 0.3%
Nutrien Ltd.	1,524	$ 89,973
PPG Industries, Inc.	7,632	1,131,826
		$1,221,799
Computer Software – 0.5%
Dun & Bradstreet Holdings, Inc.	30,307	$ 350,652
Microsoft Corp. (f)	5,265	1,792,943
		$2,143,595
Computer Software - Systems – 1.6%
Amadeus IT Group S.A. (a)	9,126	$ 694,093
Cap Gemini S.A.	4,099	776,260
Fujitsu Ltd.	6,500	837,642
Hitachi Ltd.	24,400	1,510,155
Hon Hai Precision Industry Co. Ltd.	141,000	513,205
Lenovo Group Ltd.	276,000	288,391
Samsung Electronics Co. Ltd.	26,648	1,468,743
Seagate Technology Holdings PLC	3,045	188,394
		$6,276,883
Construction – 0.8%
Anhui Conch Cement Co. Ltd.	123,000	$ 327,437
Masco Corp.	20,446	1,173,192
Stanley Black & Decker, Inc.	6,627	621,016
Techtronic Industries Co. Ltd.	35,000	382,975
Vulcan Materials Co.	2,439	549,848

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – continued
Zhejiang Supor Co. Ltd., “A”	16,900	$ 116,326
		$3,170,794
Consumer Products – 0.8%
Colgate-Palmolive Co. (f)	10,810	$ 832,802
Kenvue, Inc. (a)	7,213	190,567
Kimberly-Clark Corp. (f)	9,409	1,299,007
Reckitt Benckiser Group PLC	12,017	902,265
		$3,224,641
Electrical Equipment – 0.9%
Johnson Controls International PLC	19,175	$ 1,306,584
Legrand S.A.	6,173	611,627
Schneider Electric SE	9,432	1,713,240
		$3,631,451
Electronics – 1.5%
Analog Devices, Inc.	1,194	$ 232,603
Intel Corp.	28,229	943,978
Kyocera Corp.	16,900	918,620
Novatek Microelectronics Corp.	18,000	247,983
NXP Semiconductors N.V.	6,450	1,320,186
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	6,897	696,045
Texas Instruments, Inc. (f)	8,759	1,576,795
		$5,936,210
Energy - Independent – 1.1%
ConocoPhillips (f)	15,445	$ 1,600,257
Hess Corp. (f)	8,332	1,132,735
Phillips 66	4,711	449,335
Pioneer Natural Resources Co.	2,697	558,765
Valero Energy Corp.	4,150	486,795
		$4,227,887
Energy - Integrated – 1.2%
China Petroleum & Chemical Corp.	1,512,000	$ 889,442
Eni S.p.A.	103,958	1,495,353
Exxon Mobil Corp.	3,901	418,382
LUKOIL PJSC (a)(u)	1,414	0
Petroleo Brasileiro S.A., ADR	25,219	311,959
Suncor Energy, Inc.	37,796	1,108,702
TotalEnergies SE	11,042	633,177
		$4,857,015
Engineering - Construction – 0.0%
ACS Actividades de Construcción y Servicios S.A.	3,680	$ 129,182
Food & Beverages – 1.0%
Archer Daniels Midland Co.	5,425	$ 409,913
Coca-Cola FEMSA S.A.B. de C.V.	2,625	218,689
Danone S.A.	15,580	954,431
General Mills, Inc. (f)	17,358	1,331,358
J.M. Smucker Co.	4,419	652,554
Nestle S.A.	4,238	509,478
		$4,076,423

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Food & Drug Stores – 0.5%
BIM Birlesik Magazalar A.S.	60,016	$ 393,321
Tesco PLC	462,161	1,457,969
Wesfarmers Ltd.	4,439	146,387
		$1,997,677
Health Maintenance Organizations – 0.4%
Cigna Group (f)	6,187	$ 1,736,072
Insurance – 2.2%
Aon PLC (s)	7,040	$ 2,430,208
China Pacific Insurance Co. Ltd.	43,600	112,908
Chubb Ltd.	5,864	1,129,172
Equitable Holdings, Inc.	23,183	629,650
Fairfax Financial Holdings Ltd.	197	147,561
Hartford Financial Services Group, Inc.	3,973	286,135
Manulife Financial Corp.	67,862	1,282,706
MetLife, Inc. (f)	8,149	460,663
Samsung Fire & Marine Insurance Co. Ltd.	2,937	513,964
Travelers Cos., Inc.	1,571	272,820
Willis Towers Watson PLC	4,711	1,109,440
Zurich Insurance Group AG	451	214,100
		$8,589,327
Internet – 0.3%
Alphabet, Inc., “A” (a)	11,286	$ 1,350,934
Machinery & Tools – 1.4%
Eaton Corp. PLC	8,342	$ 1,677,576
GEA Group AG	3,831	160,151
Ingersoll Rand, Inc.	16,628	1,086,806
Kubota Corp.	38,900	565,862
Regal Rexnord Corp.	6,149	946,331
Timken Co.	1,463	133,909
Volvo Group	42,361	875,864
		$5,446,499
Major Banks – 3.6%
ABN AMRO Group N.V., GDR	48,523	$ 753,454
Bank of America Corp.	52,427	1,504,131
BNP Paribas	37,535	2,364,108
DBS Group Holdings Ltd.	55,700	1,302,396
Erste Group Bank AG	4,697	164,473
Goldman Sachs Group, Inc.	5,633	1,816,868
JPMorgan Chase & Co.	13,060	1,899,446
Mitsubishi UFJ Financial Group, Inc.	153,600	1,133,677
NatWest Group PLC	439,313	1,343,489
Regions Financial Corp.	9,733	173,442
UBS Group AG	96,982	1,960,661
		$14,416,145
Medical & Health Technology & Services – 0.4%
ICON PLC (a)	2,777	$ 694,805
McKesson Corp.	1,608	687,115
		$1,381,920

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – 0.7%
Becton, Dickinson and Co.	3,352	$ 884,962
Boston Scientific Corp. (a)(f)	9,501	513,909
Medtronic PLC	13,228	1,165,387
		$2,564,258
Metals & Mining – 0.9%
Adaro Energy Indonesia Tbk PT	302,200	$ 45,101
Fortescue Metals Group Ltd.	4,657	69,357
Glencore PLC	183,422	1,035,444
PT United Tractors Tbk	33,300	52,245
Rio Tinto PLC	26,055	1,649,694
United States Steel Corp.	15,445	386,280
Vale S.A.	21,700	291,043
		$3,529,164
Natural Gas - Distribution – 0.0%
UGI Corp.	5,228	$ 140,999
Other Banks & Diversified Financials – 0.7%
China Construction Bank Corp.	380,000	$ 246,414
Julius Baer Group Ltd.	11,242	707,641
KB Financial Group, Inc.	3,156	114,369
Northern Trust Corp.	9,276	687,723
Sberbank of Russia PJSC (a)(u)	137,348	0
SLM Corp.	19,666	320,949
Truist Financial Corp.	18,654	566,149
		$2,643,245
Pharmaceuticals – 3.1%
Bayer AG	28,670	$ 1,585,196
Johnson & Johnson	18,327	3,033,485
Merck & Co., Inc. (f)	19,640	2,266,260
Novartis AG	2,996	301,257
Organon & Co. (f)	25,940	539,811
Pfizer, Inc. (f)	27,192	997,403
Roche Holding AG	9,989	3,052,334
Sanofi	6,148	658,794
		$12,434,540
Printing & Publishing – 0.3%
RELX PLC	15,529	$ 517,508
Wolters Kluwer N.V.	5,455	692,276
		$1,209,784
Railroad & Shipping – 0.4%
A.P. Moller-Maersk A/S	42	$ 73,708
Canadian Pacific Kansas City Ltd.	6,308	509,497
Orient Overseas International Ltd.	4,500	60,356
Union Pacific Corp.	4,827	987,701
		$1,631,262
Real Estate – 0.2%
Broadstone Net Lease, Inc., REIT	4,266	$ 65,867
NNN REIT, Inc.	4,894	209,414
Simon Property Group, Inc., REIT	4,083	471,505

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
W.P. Carey, Inc., REIT	3,080	$ 208,085
		$954,871
Restaurants – 0.2%
Sodexo	3,335	$ 367,008
Texas Roadhouse, Inc.	1,863	209,178
		$576,186
Specialty Chemicals – 0.4%
Akzo Nobel N.V.	6,500	$ 529,974
Axalta Coating Systems Ltd. (a)	15,619	512,459
Chemours Co.	4,196	154,791
Nitto Denko Corp.	3,200	237,200
		$1,434,424
Specialty Stores – 0.1%
Home Depot, Inc.	1,237	$ 384,262
Telecommunications - Wireless – 0.7%
KDDI Corp.	56,200	$ 1,736,909
T-Mobile US, Inc. (a)(f)	7,847	1,089,948
		$2,826,857
Telephone Services – 0.2%
Hellenic Telecommunications Organization S.A.	22,016	$ 377,415
Quebecor, Inc., “B”	16,854	415,386
		$792,801
Tobacco – 0.6%
British American Tobacco PLC	20,953	$ 693,997
Japan Tobacco, Inc. (l)	27,200	596,199
Philip Morris International, Inc. (f)	9,949	971,221
		$2,261,417
Utilities - Electric Power – 1.3%
Duke Energy Corp.	5,901	$ 529,556
E.ON SE	103,681	1,321,437
Edison International	11,118	772,145
Iberdrola S.A.	71,893	937,473
National Grid PLC	49,308	651,573
PG&E Corp. (a)	42,188	729,009
Vistra Corp.	4,888	128,310
		$5,069,503
Total Common Stocks (Identified Cost, $95,090,580)		$136,095,538
Preferred Stocks – 0.5%
Computer Software - Systems – 0.0%
Samsung Electronics Co. Ltd.	3,603	$ 163,522
Consumer Products – 0.4%
Henkel AG & Co. KGaA	16,939	$ 1,354,126

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Preferred Stocks – continued
Metals & Mining – 0.1%
Gerdau S.A.	98,940	$ 518,029
Total Preferred Stocks (Identified Cost, $1,646,297)		$2,035,677
Investment Companies (h) – 0.8%
Money Market Funds – 0.8%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $3,074,284)	3,073,669	$ 3,074,284
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.1%
Market Index Securities – 0.1%
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2023 @ 3.75%	Call	Barclays Bank PLC	$ 5,829,725	EUR 5,130,000	$14,913
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent – September 2023 @ 3.75%	Call	Goldman Sachs International	2,886,453	2,540,000	7,384
iTraxx Europe Series 39 Index Credit Default Swap – Fund receives 1%, Fund pays notional amount upon a defined credit event of an index constituent – July 2023 @ 0.75%	Call	Goldman Sachs International	23,046,613	20,860,000	25,523
S&P 500 Index – December 2024 @ $3,600	Put	Goldman Sachs International	4,005,342	9	87,678
S&P 500 Index – June 2025 @ $3,500	Put	Goldman Sachs International	4,005,342	9	101,250
S&P 500 Index – December 2025 @ $3,400	Put	Goldman Sachs International	4,005,342	9	130,140
Total Purchased Options (Premiums Paid, $389,508)					$366,888
Written Options (see table below) – (0.0)%
(Premiums Received, $19,745)					$(3,110)
Other Assets, Less Liabilities – 2.2%					8,637,074
Net Assets – 100.0%					$396,181,362
(a)	Non-income producing security.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts and cleared swap agreements.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,074,284 and $384,473,114, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $51,550,388, representing 13.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
EURIBOR	Euro Interbank Offered Rate
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
GDR	Global Depositary Receipt
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
PCL	Public Company Limited
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Renminbi (Offshore)
CNY	China Yuan Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
UYU	Uruguayan Peso
ZAR	South African Rand

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/23
Written Options
Underlying	Put/ Call	Counterparty	Par Amount/ Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
Liability Derivatives
Market Index Securities
iTraxx Europe Crossover Series 39 Index Credit Default Swap-Fund pays 5%, Fund receives notional amount upon a defined credit event of an index constituent	Put	Barclays Bank PLC	EUR (4,790,000)	$(5,443,350)	6%	August – 2023	$(3,110)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
BRL	3,146,161	USD	611,633	Goldman Sachs International	9/01/2023	$38,602
BRL	3,067,320	USD	619,473	JPMorgan Chase Bank N.A.	9/05/2023	13,996
CAD	1,909,170	USD	1,420,146	Deutsche Bank AG	8/23/2023	22,090
CAD	338,618	USD	252,213	HSBC Bank	7/21/2023	3,455
CAD	3,597,410	USD	2,691,311	Merrill Lynch International	7/21/2023	24,860
CAD	4,549,000	USD	3,427,405	Merrill Lynch International	8/23/2023	9,027
CAD	1,531,837	USD	1,125,189	UBS AG	7/21/2023	31,401
CLP	98,837,007	USD	121,329	Goldman Sachs International	9/01/2023	1,028
COP	1,093,226,617	USD	239,899	Barclays Bank PLC	7/21/2023	20,895
EUR	999,875	USD	1,087,359	Brown Brothers Harriman	7/21/2023	4,551
EUR	927,363	USD	1,011,327	Deutsche Bank AG	7/21/2023	1,397
EUR	956,927	USD	1,033,913	HSBC Bank	7/21/2023	11,097
EUR	5,031,997	USD	5,412,729	Merrill Lynch International	7/21/2023	82,447
EUR	8,955,000	USD	9,751,391	Merrill Lynch International	8/23/2023	43,895
EUR	3,321,785	USD	3,568,627	State Street Bank Corp.	7/21/2023	58,917
EUR	2,542,742	USD	2,733,174	UBS AG	7/21/2023	43,620
GBP	2,694,512	USD	3,390,041	Brown Brothers Harriman	7/21/2023	32,360
GBP	119,034	USD	149,813	Deutsche Bank AG	7/21/2023	1,376
GBP	3,349,666	USD	4,177,220	HSBC Bank	7/21/2023	77,316
GBP	683,623	USD	850,529	JPMorgan Chase Bank N.A.	7/21/2023	17,767
GBP	161,442	USD	199,704	Merrill Lynch International	7/21/2023	5,350
GBP	2,875,704	USD	3,575,487	State Street Bank Corp.	7/21/2023	77,054
GBP	432,469	USD	539,509	UBS AG	7/21/2023	9,786
GBP	2,801,654	USD	3,504,404	UBS AG	8/23/2023	54,567
HUF	74,886,000	USD	214,775	Goldman Sachs International	7/21/2023	3,623
NOK	6,212,404	USD	571,177	Citibank N.A.	7/21/2023	7,930
PLN	2,454,931	USD	577,294	Barclays Bank PLC	7/21/2023	25,991
PLN	829,000	USD	201,511	Morgan Stanley Capital Services, Inc.	8/23/2023	1,878
USD	346,795	AUD	516,394	Deutsche Bank AG	7/21/2023	2,644
USD	262,914	AUD	387,735	Goldman Sachs International	7/21/2023	4,508
USD	14,442,615	AUD	21,612,767	HSBC Bank	8/23/2023	25,205
USD	2,229,247	AUD	3,298,307	Merrill Lynch International	7/21/2023	31,090
USD	5,442,130	AUD	8,059,426	Morgan Stanley Capital Services, Inc.	7/21/2023	70,925
USD	644,129	AUD	955,462	State Street Bank Corp.	7/21/2023	7,362
USD	17,769,063	CHF	15,752,692	HSBC Bank	8/23/2023	80,132
USD	1,250,059	CNH	8,900,122	Barclays Bank PLC	7/21/2023	24,293
USD	2,584,202	CNH	18,392,531	JPMorgan Chase Bank N.A.	7/21/2023	51,097
USD	1,411,230	CNH	9,802,070	State Street Bank Corp.	7/21/2023	61,243
USD	19,287,136	CNY	134,151,674	Morgan Stanley Capital Services, Inc.	8/23/2023	720,759
USD	29,366	EUR	26,430	Barclays Bank PLC	7/21/2023	503

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	272	EUR	246	Brown Brothers Harriman	7/21/2023	$3
USD	2,205,668	EUR	2,005,879	Citibank N.A.	7/21/2023	15,155
USD	98,134	EUR	89,384	Deutsche Bank AG	7/21/2023	523
USD	3,632,042	EUR	3,290,979	HSBC Bank	7/21/2023	38,142
USD	1,282,944	EUR	1,158,732	JPMorgan Chase Bank N.A.	7/21/2023	17,553
USD	10,843,253	EUR	9,846,710	Merrill Lynch International	7/21/2023	90,183
USD	326,407	EUR	294,606	Morgan Stanley Capital Services, Inc.	7/21/2023	4,683
USD	3,671,298	EUR	3,332,534	State Street Bank Corp.	7/21/2023	32,016
USD	2,573,273	EUR	2,342,675	UBS AG	7/21/2023	14,963
USD	3,881,930	GBP	3,055,000	Morgan Stanley Capital Services, Inc.	8/23/2023	1,132
USD	1,072,458	IDR	16,018,869,000	Citibank N.A.	8/23/2023	4,457
USD	363,266	ILS	1,321,342	Barclays Bank PLC	8/23/2023	6,212
USD	228,724	ILS	836,906	Merrill Lynch International	7/20/2023	2,848
USD	5,032,247	JPY	696,186,907	Brown Brothers Harriman	7/21/2023	195,918
USD	3,408,883	JPY	488,563,628	Deutsche Bank AG	7/21/2023	14,889
USD	389,527	JPY	51,542,838	Merrill Lynch International	7/21/2023	31,465
USD	8,058,774	JPY	1,111,216,000	Merrill Lynch International	8/23/2023	299,941
USD	25,879,143	JPY	3,476,735,490	Morgan Stanley Capital Services, Inc.	8/23/2023	1,603,565
USD	1,824,613	JPY	260,979,372	State Street Bank Corp.	7/21/2023	11,621
USD	388,593	JPY	51,387,990	UBS AG	7/21/2023	31,607
USD	5,240,402	KRW	6,880,752,565	Citibank N.A.	7/10/2023	17,423
USD	2,163,687	KRW	2,797,517,445	Citibank N.A.	9/20/2023	31,880
USD	12,731,837	KRW	16,691,120,416	Citibank N.A.	10/05/2023	728
USD	759,246	KRW	972,139,000	Merrill Lynch International	9/20/2023	18,442
USD	1,850,771	NOK	19,712,930	Brown Brothers Harriman	7/21/2023	13,172
USD	5,420,623	NOK	56,999,000	Deutsche Bank AG	8/23/2023	100,926
USD	1,464,523	NZD	2,358,157	State Street Bank Corp.	7/21/2023	17,421
USD	2,699,847	NZD	4,337,032	State Street Bank Corp.	8/23/2023	38,762
USD	131,213	NZD	212,690	UBS AG	7/21/2023	695
USD	804,124	SEK	8,497,294	Barclays Bank PLC	7/21/2023	15,708
USD	820,345	SEK	8,688,060	Brown Brothers Harriman	7/21/2023	14,229
USD	571,635	SEK	5,877,439	Citibank N.A.	7/21/2023	26,300
USD	497,942	SEK	5,090,578	HSBC Bank	7/21/2023	25,615
USD	10,313,424	SEK	109,627,000	HSBC Bank	8/23/2023	125,884
USD	371,431	SEK	3,971,375	JPMorgan Chase Bank N.A.	7/21/2023	2,949
USD	3,248,918	SEK	33,873,180	State Street Bank Corp.	7/21/2023	106,015
USD	568,390	SGD	758,722	JPMorgan Chase Bank N.A.	8/23/2023	6,373
USD	1,288,568	SGD	1,713,924	Merrill Lynch International	7/21/2023	20,526
USD	2,543,153	THB	85,589,540	Barclays Bank PLC	7/19/2023	117,271
USD	3,217,367	TWD	98,210,114	Barclays Bank PLC	8/03/2023	53,909
USD	1,864,547	TWD	57,051,978	Citibank N.A.	8/03/2023	26,839
						$5,003,980
Liability Derivatives
AUD	8,655,000	USD	5,923,594	Deutsche Bank AG	8/23/2023	$(150,031)
AUD	6,190,346	USD	4,241,892	HSBC Bank	7/21/2023	(116,336)
AUD	1,837,063	USD	1,246,444	Merrill Lynch International	7/21/2023	(22,134)
AUD	1,059,807	USD	712,326	State Street Bank Corp.	7/21/2023	(6,017)
AUD	989,623	USD	666,754	UBS AG	7/21/2023	(7,219)
BRL	2,989,024	USD	618,006	Goldman Sachs International	9/05/2023	(707)
CHF	1,245,435	USD	1,402,372	Merrill Lynch International	7/21/2023	(8,659)
CNH	91,091,996	USD	13,256,484	Barclays Bank PLC	7/21/2023	(710,869)
CNH	8,907,000	USD	1,248,290	JPMorgan Chase Bank N.A.	7/21/2023	(21,577)
CNH	3,543,946	USD	514,997	State Street Bank Corp.	7/21/2023	(26,909)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
CZK	8,945,996	USD	417,921	Merrill Lynch International	7/21/2023	$(7,556)
DKK	4,719,079	USD	698,282	State Street Bank Corp.	7/21/2023	(6,044)
EUR	233,795	USD	256,258	Barclays Bank PLC	7/21/2023	(943)
EUR	5,916,096	USD	6,516,602	Brown Brothers Harriman	7/21/2023	(55,946)
EUR	5,630,903	USD	6,185,643	HSBC Bank	7/21/2023	(36,433)
EUR	590,398	USD	656,101	JPMorgan Chase Bank N.A.	7/21/2023	(11,359)
EUR	2,926,351	USD	3,225,725	Merrill Lynch International	7/21/2023	(30,012)
EUR	2,205,104	USD	2,432,258	State Street Bank Corp.	7/21/2023	(24,182)
EUR	1,778,966	USD	1,966,307	UBS AG	7/21/2023	(23,592)
GBP	1,779,749	USD	2,274,294	JPMorgan Chase Bank N.A.	7/21/2023	(13,768)
IDR	9,455,214,563	USD	639,471	Barclays Bank PLC	8/07/2023	(8,972)
IDR	9,570,222,766	USD	647,512	JPMorgan Chase Bank N.A.	7/17/2023	(9,249)
IDR	17,955,577,561	USD	1,221,967	Merrill Lynch International	8/07/2023	(24,641)
ILS	1,799,000	USD	493,103	Morgan Stanley Capital Services, Inc.	7/20/2023	(7,564)
JPY	61,297,381	USD	426,953	Brown Brothers Harriman	7/21/2023	(1,127)
JPY	69,131,154	USD	529,686	Deutsche Bank AG	7/21/2023	(49,440)
JPY	696,976,937	USD	5,027,807	HSBC Bank	7/21/2023	(185,990)
JPY	67,874,601	USD	475,300	State Street Bank Corp.	7/21/2023	(3,783)
JPY	2,623,487,894	USD	19,993,598	UBS AG	7/21/2023	(1,768,535)
KRW	265,695,226	USD	204,263	Barclays Bank PLC	7/10/2023	(2,582)
KRW	16,691,120,416	USD	12,673,351	Citibank N.A.	7/10/2023	(3,607)
KRW	389,745,012	USD	302,715	Merrill Lynch International	7/10/2023	(6,870)
NOK	29,025,448	USD	2,765,387	HSBC Bank	7/21/2023	(59,695)
NOK	124,765,623	USD	11,676,590	HSBC Bank	8/23/2023	(32,259)
NZD	938,507	USD	588,103	Merrill Lynch International	7/21/2023	(12,181)
NZD	7,060,000	USD	4,400,035	Merrill Lynch International	8/23/2023	(68,211)
NZD	712,022	USD	441,839	UBS AG	7/21/2023	(4,901)
SEK	124,985,497	USD	12,071,157	HSBC Bank	8/23/2023	(456,366)
SEK	1,045,000	USD	101,537	State Street Bank Corp.	7/21/2023	(4,577)
SGD	2,429,648	USD	1,826,853	BNP Paribas S.A.	7/21/2023	(29,286)
THB	46,700,231	USD	1,370,714	Barclays Bank PLC	7/19/2023	(47,080)
THB	67,026,590	USD	1,944,350	JPMorgan Chase Bank N.A.	9/12/2023	(41,086)
USD	553,162	AUD	834,894	HSBC Bank	7/21/2023	(3,254)
USD	832,358	AUD	1,254,873	JPMorgan Chase Bank N.A.	7/21/2023	(3,952)
USD	212,066	AUD	320,429	Merrill Lynch International	7/21/2023	(1,484)
USD	641,278	CAD	861,109	Goldman Sachs International	7/21/2023	(8,889)
USD	537,741	CAD	718,312	HSBC Bank	7/21/2023	(4,609)
USD	635,940	CAD	865,153	JPMorgan Chase Bank N.A.	7/21/2023	(17,281)
USD	203,243	CAD	275,939	State Street Bank Corp.	7/21/2023	(5,100)
USD	247,723	COP	1,149,784,960	Citibank N.A.	8/23/2023	(24,008)
USD	358,801	CZK	7,843,822	Goldman Sachs International	8/23/2023	(492)
USD	484,220	DKK	3,297,300	Deutsche Bank AG	8/23/2023	(433)
USD	76,322	DKK	522,667	HSBC Bank	7/21/2023	(347)
USD	101,395	DKK	697,055	UBS AG	7/21/2023	(856)
USD	438,801	EUR	407,140	Brown Brothers Harriman	7/21/2023	(5,816)
USD	54,299,966	EUR	49,696,799	Brown Brothers Harriman	8/23/2023	(60,098)
USD	7,916	EUR	7,366	Deutsche Bank AG	7/21/2023	(128)
USD	2,370,694	EUR	2,179,728	HSBC Bank	7/21/2023	(9,672)
USD	8,493,715	EUR	7,858,646	JPMorgan Chase Bank N.A.	7/21/2023	(88,294)
USD	430,013	EUR	397,973	Merrill Lynch International	7/21/2023	(4,591)
USD	446,056	EUR	408,776	Morgan Stanley Capital Services, Inc.	7/21/2023	(347)
USD	1,421,049	EUR	1,307,767	State Street Bank Corp.	7/21/2023	(7,093)
USD	918,737	EUR	854,610	UBS AG	7/21/2023	(14,537)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	193,665	GBP	154,553	Barclays Bank PLC	7/21/2023	$(2,638)
USD	698,889	GBP	563,574	Deutsche Bank AG	7/21/2023	(16,928)
USD	324,307	GBP	261,153	HSBC Bank	7/21/2023	(7,394)
USD	1,220,749	GBP	979,243	JPMorgan Chase Bank N.A.	7/21/2023	(23,024)
USD	10,491,861	GBP	8,384,426	State Street Bank Corp.	7/21/2023	(157,513)
USD	841,704	GBP	668,912	UBS AG	7/21/2023	(7,907)
USD	7,876,893	KRW	10,465,808,089	Barclays Bank PLC	7/10/2023	(67,399)
USD	2,371,822	KRW	3,156,538,970	Citibank N.A.	8/23/2023	(29,567)
USD	1,870,165	KRW	2,465,738,041	JPMorgan Chase Bank N.A.	8/04/2023	(3,723)
USD	464,598	MXN	8,554,213	HSBC Bank	7/21/2023	(33,620)
USD	665,869	MXN	11,854,487	Morgan Stanley Capital Services, Inc.	8/23/2023	(20,270)
USD	1,987,535	MXN	35,867,180	State Street Bank Corp.	7/21/2023	(101,455)
USD	1,263,826	NOK	13,631,223	Deutsche Bank AG	7/21/2023	(6,848)
USD	2,399,211	NZD	3,946,366	HSBC Bank	7/21/2023	(22,506)
USD	1,242,375	NZD	2,050,354	JPMorgan Chase Bank N.A.	7/21/2023	(15,840)
USD	619,630	NZD	1,023,784	Merrill Lynch International	7/21/2023	(8,622)
USD	481,421	NZD	796,614	State Street Bank Corp.	7/21/2023	(7,427)
USD	1,555,688	NZD	2,548,073	UBS AG	7/21/2023	(7,956)
USD	574,272	PLN	2,384,778	Citibank N.A.	8/23/2023	(10,815)
						$(4,921,028)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
BIST 30 Index	Long	TRY	4,741	$12,083,365	August – 2023	$389,758
CAC 40 Index	Long	EUR	68	5,498,711	July – 2023	99,633
DAX Index	Long	EUR	15	6,658,505	September – 2023	22,469
FTSE MIB Index	Long	EUR	99	15,320,109	September – 2023	463,088
Hang Seng Index	Long	HKD	16	1,920,061	July – 2023	11,971
IBEX 35 Index	Long	EUR	92	9,587,286	July – 2023	252,469
Mexbol Index	Short	MXN	141	4,508,754	September – 2023	81,375
S&P/TSX 60 Index	Long	CAD	41	7,542,948	September – 2023	109,615
Topix Index	Long	JPY	28	4,439,793	September – 2023	25,831
						$1,456,209
Interest Rate Futures
Euro-Bobl 5 yr	Short	EUR	160	$20,202,047	September – 2023	$181,218
Euro-Bund 10 yr	Short	EUR	232	33,857,415	September – 2023	15,623
Euro-Buxl 30 yr	Long	EUR	21	3,198,963	September – 2023	94,364
Euro-Schatz 2 yr	Short	EUR	172	19,678,925	September – 2023	114,104
Japan Government Bond 10 yr	Long	JPY	15	15,442,323	September – 2023	42,014
U.S. Treasury Note 10 yr	Short	USD	55	6,174,609	September – 2023	86,747
U.S. Treasury Note 2 yr	Short	USD	48	9,760,500	September – 2023	68,850
U.S. Treasury Ultra Bond 30 yr	Long	USD	7	953,531	September – 2023	3,857
U.S. Treasury Ultra Note 10 yr	Short	USD	45	5,329,688	September – 2023	51,780
						$658,557
						$2,114,766

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Equity Futures
FTSE 100 Index	Long	GBP	1	$95,777	September – 2023	$(415)
FTSE Taiwan Index	Long	USD	3	173,340	July – 2023	(9)
FTSE/JSE Top 40 Index	Long	ZAR	23	867,966	September – 2023	(12,409)
KOSPI 200 Index	Long	KRW	83	5,362,103	September – 2023	(42,726)
Mini Ibovespa	Long	BRL	378	1,892,210	August – 2023	(10,335)
MSCI Singapore Index	Short	SGD	651	13,906,677	July – 2023	(14,888)
NIFTY Index	Short	USD	173	6,670,534	July – 2023	(165,239)
OMX 30 Index	Long	SEK	417	8,955,447	July – 2023	(2,904)
Russell 2000 Index	Short	USD	171	16,276,635	September – 2023	(17,306)
S&P 500 E-Mini Index	Short	USD	55	12,342,688	September – 2023	(401,769)
S&P/ASX 200 Index	Short	AUD	90	10,733,175	September – 2023	(95,047)
						$(763,047)
Interest Rate Futures
Australian Bond 10 yr	Long	AUD	217	$16,793,240	September – 2023	$(106,227)
Canadian Treasury Bond 10 yr	Long	CAD	230	21,273,372	September – 2023	(96,305)
Canadian Treasury Bond 5 yr	Long	CAD	101	8,397,924	September – 2023	(110,094)
Euro-BTP 10 yr	Short	EUR	5	633,496	September – 2023	(2,794)
Long Gilt 10 yr	Short	GBP	165	19,970,104	September – 2023	(43,919)
U.S. Treasury Bond 30 yr	Long	USD	91	11,548,469	September – 2023	(22,052)
U.S. Treasury Note 5 yr	Long	USD	5	535,469	September – 2023	(10,048)
						$(391,439)
						$(1,154,486)
Cleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Interest Rate Swaps
1/02/26	BRL	4,100,000	centrally cleared	11.095%/At Maturity	Average Daily BZDIOVRA/At Maturity	$13,900	$—	$13,900
1/02/26	BRL	4,100,000	centrally cleared	10.48%/At Maturity	Average Daily BZDIOVRA/At Maturity	5,418	—	5,418
1/04/27	BRL	4,200,000	centrally cleared	10.3625%/At Maturity	Average Daily BZDIOVRA/At Maturity	5,984	—	5,984
9/20/33	USD	(29,900,000)	centrally cleared	SOFR - 1 day/Annually	3.45%/Annually	115,267	6,092	121,360
						$140,569	$6,092	$146,662
Liability Derivatives
Interest Rate Swaps
9/20/25	USD	132,300,000	centrally cleared	4.40%/Annually	SOFR - 1 day/Annually	$(498,321)	$(27,209)	$(525,530)
9/20/28	USD	56,000,000	centrally cleared	3.67%/Annually	SOFR - 1 day/Annually	(333,883)	(8,283)	(342,167)
9/20/53	USD	(13,000,000)	centrally cleared	SOFR - 1 day/Annually	3.18%/Annually	(49,350)	(15,286)	(64,636)
						$(881,554)	$(50,778)	$(932,333)

MFS Global Tactical Allocation Portfolio
Portfolio of Investments (unaudited) – continued
Uncleared Swap Agreements
Maturity Date		Notional Amount	Counterparty	Cash Flows to Receive/ Frequency	Cash Flows to Pay/ Frequency	Unrealized Appreciation (Depreciation)	Net Unamortized Upfront Payments (Receipts)	Value
Asset Derivatives
Credit Default Swaps
6/20/28	EUR	580,000	Barclays Bank PLC	5.00%/Quarterly	(1)	$7,383	$84,500	$91,883
(1) Fund, as protection seller, to pay notional amount upon a defined credit event by Glencore Funding LLC, 1.875%, 9/13/23, a BBB+ rated bond. The fund entered into the contract to gain issuer exposure.
The credit ratings presented here are an indicator of the current payment/performance risk of the related swap agreement, the reference obligation for which may be either a single security or, in the case of a credit default swap index, a basket of securities issued by corporate or sovereign issuers. Ratings are assigned to each reference security, including each individual security within a reference basket of securities, utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, than the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). The ratings for a credit default swap index are calculated by MFS as a weighted average of the external credit ratings of the individual securities that compose the index’s reference basket of securities.
At June 30, 2023, the fund had cash collateral of $8,244,558 and other liquid securities with an aggregate value of $24,819,121 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $538,270 of securities on loan (identified cost, $355,723,111)	$384,473,114
Investments in affiliated issuers, at value (identified cost, $3,074,284)	3,074,284
Cash	331,773
Foreign currency, at value (identified cost, $76,867)	76,957
Restricted cash for
Forward foreign currency exchange contracts	854,000
Deposits with brokers for
Cleared swaps	2,705,743
Futures contracts	4,663,003
Exchange-traded options	21,812
Receivables for
Forward foreign currency exchange contracts	5,003,980
Net daily variation margin on open futures contracts	651,309
Investments sold	870,797
Interest and dividends	2,387,606
Uncleared swaps, at value (net of unamortized premiums paid, $84,500)	91,883
Receivable from investment adviser	1,002
Other assets	1,217
Total assets	$405,208,480
Liabilities
Payables for
Net daily variation margin on open cleared swap agreements	$211,212
Forward foreign currency exchange contracts	4,921,027
Investments purchased	2,909,962
TBA purchase commitments	386,180
Fund shares reacquired	404,016
Written options (premiums received, $19,745)	3,110
Payable to affiliates
Administrative services fee	366
Shareholder servicing costs	4
Distribution and/or service fees	4,969
Accrued expenses and other liabilities	186,272
Total liabilities	$9,027,118
Net assets	$396,181,362
Net assets consist of
Paid-in capital	$355,902,701
Total distributable earnings (loss)	40,278,661
Net assets	$396,181,362
Shares of beneficial interest outstanding	30,059,224
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$32,136,660	2,388,290	$13.46
Service Class	364,044,702	27,670,934	13.16
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$5,143,243
Dividends	2,642,740
Dividends from affiliated issuers	164,657
Other	16,755
Income on securities loaned	2,256
Foreign taxes withheld	(186,597)
Total investment income	$7,783,054
Expenses
Management fee	$1,476,811
Distribution and/or service fees	464,937
Shareholder servicing costs	1,961
Administrative services fee	34,645
Independent Trustees' compensation	4,573
Custodian fee	57,377
Audit and tax fees	46,316
Legal fees	1,144
Interest expense	134,665
Miscellaneous	39,540
Total expenses	$2,261,969
Reduction of expenses by investment adviser	(124,802)
Net expenses	$2,137,167
Net investment income (loss)	$5,645,887
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $3,685 foreign capital gains tax)	$(3,456,543)
Affiliated issuers	(713)
Futures contracts	1,198,482
Swap agreements	(1,633,471)
Forward foreign currency exchange contracts	(4,237,657)
Foreign currency	(551,127)
Net realized gain (loss)	$(8,681,029)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $2,779 decrease in deferred foreign capital gains tax)	$14,644,694
Affiliated issuers	(719)
Written options	16,635
Futures contracts	(104,055)
Swap agreements	(742,662)
Forward foreign currency exchange contracts	3,877,533
Translation of assets and liabilities in foreign currencies	(417,380)
Net unrealized gain (loss)	$17,274,046
Net realized and unrealized gain (loss)	$8,593,017
Change in net assets from operations	$14,238,904
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$5,645,887	$7,981,487
Net realized gain (loss)	(8,681,029)	10,228,127
Net unrealized gain (loss)	17,274,046	(56,852,765)
Change in net assets from operations	$14,238,904	$(38,643,151)
Total distributions to shareholders	$—	$(38,142,282)
Change in net assets from fund share transactions	$(28,844,839)	$(35,170,498)
Total change in net assets	$(14,605,935)	$(111,955,931)
Net assets
At beginning of period	410,787,297	522,743,228
At end of period	$396,181,362	$410,787,297
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$12.98	$15.35	$15.79	$15.86	$14.58	$16.11
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.28	$0.25	$0.22	$0.29	$0.29
Net realized and unrealized gain (loss)	0.28	(1.40)	0.19	0.71	1.80	(0.99)
Total from investment operations	$0.48	$(1.12)	$0.44	$0.93	$2.09	$(0.70)
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.16)	$(0.28)	$(0.45)	$(0.13)
From net realized gain	—	(0.94)	(0.72)	(0.72)	(0.36)	(0.70)
Total distributions declared to shareholders	$—	$(1.25)	$(0.88)	$(1.00)	$(0.81)	$(0.83)
Net asset value, end of period (x)	$13.46	$12.98	$15.35	$15.79	$15.86	$14.58
Total return (%) (k)(r)(s)(x)	3.70(n)	(7.20)	2.79	6.23	14.58	(4.50)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89(a)	0.84	0.82	0.83	0.81	0.81
Expenses after expense reductions	0.83(a)	0.77	0.78	0.82	0.80	0.80
Net investment income (loss)	3.02(a)	2.01	1.59	1.45	1.85	1.83
Portfolio turnover	62(n)	90	132	120	82	86
Net assets at end of period (000 omitted)	$32,137	$32,846	$39,123	$43,513	$46,175	$47,517
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	0.76(a)	N/A	N/A	N/A	N/A	N/A

See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$12.71	$15.05	$15.49	$15.57	$14.32	$15.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.24	$0.21	$0.18	$0.24	$0.24
Net realized and unrealized gain (loss)	0.27	(1.37)	0.19	0.70	1.77	(0.98)
Total from investment operations	$0.45	$(1.13)	$0.40	$0.88	$2.01	$(0.74)
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.12)	$(0.24)	$(0.40)	$(0.08)
From net realized gain	—	(0.94)	(0.72)	(0.72)	(0.36)	(0.70)
Total distributions declared to shareholders	$—	$(1.21)	$(0.84)	$(0.96)	$(0.76)	$(0.78)
Net asset value, end of period (x)	$13.16	$12.71	$15.05	$15.49	$15.57	$14.32
Total return (%) (k)(r)(s)(x)	3.54(n)	(7.44)	2.58	5.99	14.30	(4.80)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14(a)	1.09	1.07	1.08	1.06	1.06
Expenses after expense reductions	1.08(a)	1.02	1.03	1.07	1.05	1.05
Net investment income (loss)	2.77(a)	1.75	1.34	1.19	1.60	1.58
Portfolio turnover	62(n)	90	132	120	82	86
Net assets at end of period (000 omitted)	$364,045	$377,941	$483,621	$530,703	$552,698	$559,478
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	1.01(a)	N/A	N/A	N/A	N/A	N/A
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Tactical Allocation Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in derivatives as part of its principal investment strategy. Derivatives can be highly volatile and involve risks in addition to the risks of the underlying indicators on which the derivative is based. Derivatives can involve leverage. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts, forward foreign currency exchange contracts, swap agreements, and written options. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$76,092,331	$130,140	$—	$76,222,471
United Kingdom	10,093,519	—	—	10,093,519
Japan	2,537,181	7,233,781	—	9,770,962
France	8,628,363	—	—	8,628,363
Switzerland	8,026,545	—	—	8,026,545
Germany	4,420,910	—	—	4,420,910
Canada	4,115,261	—	—	4,115,261
Netherlands	2,519,661	—	—	2,519,661
South Korea	114,369	2,146,229	—	2,260,598
Other Countries	7,641,622	4,750,371	0	12,391,993
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	—	187,155	—	187,155
Non - U.S. Sovereign Debt	—	107,490,765	—	107,490,765
Municipal Bonds	—	3,111,448	—	3,111,448
U.S. Corporate Bonds	—	35,699,231	—	35,699,231
Residential Mortgage-Backed Securities	—	22,355,699	—	22,355,699
Commercial Mortgage-Backed Securities	—	7,478,301	—	7,478,301
Asset-Backed Securities (including CDOs)	—	11,136,215	—	11,136,215
Foreign Bonds	—	58,564,017	—	58,564,017
Mutual Funds	3,074,284	—	—	3,074,284
Total	$127,264,046	$260,283,352	$0	$387,547,398
Other Financial Instruments
Futures Contracts – Assets	$1,687,206	$427,560	$—	$2,114,766
Futures Contracts – Liabilities	(1,001,825)	(152,661)	—	(1,154,486)
Forward Foreign Currency Exchange Contracts – Assets	—	5,003,980	—	5,003,980
Forward Foreign Currency Exchange Contracts – Liabilities	—	(4,921,028)	—	(4,921,028)
Swap Agreements – Assets	—	238,545	—	238,545
Swap Agreements – Liabilities	—	(932,333)	—	(932,333)
Written Options - Liabilities	—	(3,110)	—	(3,110)
For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2023, the fund held two level 3 securities valued at $0, which were also held and valued at $0 at December 31, 2022.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives in an attempt to adjust exposure to markets, asset classes, and currencies based on the adviser’s assessment of the relative attractiveness of such markets, asset classes, and currencies. Derivatives are used to increase or decrease the fund’s exposure to markets, asset classes, or currencies resulting from the fund’s individual security selections, and to expose the fund to markets, asset classes, or currencies in which the fund’s individual security selection has resulted in little or no exposure. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase or decrease market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, forward foreign currency exchange contracts, and swap agreements. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

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Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Credit	Written Option Contracts	$—	$(3,110)
Equity	Purchased Option Contracts	319,068	—
Credit	Purchased Option Contracts	47,820	—
Equity	Futures Contracts	1,456,209	(763,047)
Interest Rate	Futures Contracts	658,557	(391,439)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	5,003,980	(4,921,028)
Interest Rate	Cleared Swap Agreements	146,662	(932,333)
Credit	Uncleared Swap Agreements	91,883	—
Total		$7,724,179	$(7,010,957)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts and cleared swap agreements correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts and cleared swap agreements is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$1,252,368	$(1,773,259)	$—	$(104,916)
Foreign Exchange	—	—	(4,237,657)	—
Credit	—	139,788	—	—
Equity	(53,886)	—	—	(635,643)
Total	$1,198,482	$(1,633,471)	$(4,237,657)	$(740,559)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Swap Agreements	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$786,949	$(768,109)	$—	$(34,873)	$16,635
Foreign Exchange	—	—	3,877,533	—	—
Equity	(891,004)	—	—	244,692	—
Credit	—	25,447	—	—	—
Total	$(104,055)	$(742,662)	$3,877,533	$209,819	$16,635
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and

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collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of June 30, 2023:
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$651,309	$—
Uncleared Swaps, at value	91,883	—
Cleared Swap Agreements (a)	—	(211,212)
Forward Foreign Currency Exchange Contracts	5,003,980	(4,921,027)
Purchased Options	366,888	—
Written Options	—	(3,110)
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$6,114,060	$(5,135,349)
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	1,635,200	(3,365,293)
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$4,478,860	$(1,770,056)
(a) The amount presented here represents the fund's current day net variation margin for futures contracts and for cleared swap agreements. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts and cleared swap agreements which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2023:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$371,577	$(371,577)	$—	$—	$—
Brown Brothers Harriman	260,236	(122,987)	—	—	137,249
Citibank N.A.	130,712	(67,998)	—	—	62,714
Deutsche Bank AG	143,845	(143,845)	—	—	—
Goldman Sachs International	399,736	(10,088)	—	—	389,648
JPMorgan Chase Bank N.A.	109,736	(109,736)	—	—	—
Merrill Lynch International	660,075	(194,961)	—	(340,000)	125,114
Morgan Stanley Capital Services, Inc.	2,402,943	(28,181)	—	(2,374,762)	—
Total	$4,478,860	$(1,049,373)	$—	$(2,714,762)	$714,725
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2023:

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Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(843,593)	$371,577	$—	$472,016	$—
BNP Paribas S.A.	(29,286)	—	—	4,000	(25,286)
Brown Brothers Harriman Co.	(122,987)	122,987	—	—	—
Citibank N.A.	(67,998)	67,998	—	—	—
Deutsche Bank AG	(223,808)	143,845	—	—	(79,963)
Goldman Sachs International	(10,088)	10,088	—	—	—
JPMorgan Chase Bank N.A.	(249,154)	109,736	—	139,418	—
Merrill Lynch International	(194,961)	194,961	—	—	—
Morgan Stanley Capital Services, Inc.	(28,181)	28,181	—	—	—
Total	$(1,770,056)	$1,049,373	$—	$615,434	$(105,249)
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased call and put options for a premium. Purchased call and put options entitle the holder to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing call options may hedge against an anticipated increase in the dollar cost of securities or currency to be acquired or increase the fund’s exposure to an underlying instrument. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased call and put options which have expired are treated as

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Notes to Financial Statements (unaudited) - continued
realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased call option, the premium paid is added to the cost of the security or financial instrument purchased. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Swap Agreements — The fund entered into swap agreements which generally involve a periodic exchange of cash payments on a net basis, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. Certain swap agreements may be entered into as a bilateral contract (“uncleared swaps”) while others are required to be centrally cleared (“cleared swaps”).
Both cleared and uncleared swap agreements are marked to market daily. The value of uncleared swap agreements is reported in the Statement of Assets and Liabilities as “Uncleared swaps, at value” which includes any related interest accruals to be paid or received by the fund. For cleared swaps, payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the cleared swap, such that only the current day net receivable or payable for variation margin is reported in the Statement of Assets and Liabilities.

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Notes to Financial Statements (unaudited) - continued
For both cleared and uncleared swaps, premiums paid or received at the inception of the agreements are amortized over the term of the agreement as realized gain or loss on swap agreements in the Statement of Operations. The periodic exchange of net cash payments, as well as any liquidation payment received or made upon early termination, are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The change in unrealized appreciation or depreciation on swap agreements in the Statement of Operations reflects the aggregate change over the reporting period in the value of swaps net of any unamortized premiums paid or received.
Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highly-rated counterparties. Risk is further reduced by having an ISDA Master Agreement (“ISDA”) between the fund and the counterparty and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA. The fund's counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.
The fund entered into interest rate swap agreements in order to manage its exposure to interest rate fluctuations. Interest rate swap agreements involve the periodic exchange of cash flows, between the fund and a counterparty, based on the difference between two interest rates applied to a notional principal amount. The two interest rates exchanged may either be a fixed rate and a floating rate or two floating rates based on different indices.
The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. A credit default swap’s reference obligation may be either a single security or a basket of securities issued by corporate or sovereign issuers. At the inception of the agreement, the protection buyer may make an upfront payment to or receive an upfront payment from the protection seller. Over the term of the agreement, the protection buyer will make a series of periodic payments to the protection seller based on a fixed percentage applied to the agreement’s notional amount in exchange for a promise from the protection seller to make a specific payment should a defined credit event occur with respect to the reference obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium. If a defined credit event occurs, the protection buyer will either (i) receive from the protection seller an amount equal to the agreement’s notional amount and deliver the reference obligation (i.e., physical settlement) or (ii) receive from the protection seller a net settlement of cash equal to the agreement’s notional amount less the recovery value of the reference obligation. Upon determination of the final price for the reference obligation (or upon delivery of the reference obligation in the case of physical settlement), the difference between the recovery value of the reference obligation and the agreement’s notional amount is recorded as realized gain or loss on swap agreements in the Statement of Operations.
Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At June 30, 2023, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is

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determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $538,270. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $564,215 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

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For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$8,555,099
Long-term capital gains	29,587,183
Total distributions	$38,142,282
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$362,643,445
Gross appreciation	43,228,504
Gross depreciation	(18,324,551)
Net unrealized appreciation (depreciation)	$24,903,953
As of 12/31/22
Undistributed ordinary income	658,191
Undistributed long-term capital gain	14,804,383
Other temporary differences	15,542
Net unrealized appreciation (depreciation)	10,561,641
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$3,004,045
Service Class	—	35,138,237
Total	$—	$38,142,282
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $2.5 billion	0.675%
In excess of $2.5 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $25,975, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.72% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $98,827, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $1,810, which equated to 0.0009% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $151.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0171% of the fund's average daily net assets.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $498,917.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$30,560,243	$33,209,946
Non-U.S. Government securities	209,112,373	227,903,259
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	16,836	$224,673	55,962	$768,600
Service Class	350,557	4,606,414	281,584	3,761,654
	367,393	$4,831,087	337,546	$4,530,254
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	232,691	$3,004,045
Service Class	—	—	2,777,726	35,138,237
	—	$—	3,010,417	$38,142,282
Shares reacquired
Initial Class	(158,470)	$(2,116,747)	(306,796)	$(4,248,931)
Service Class	(2,416,276)	(31,559,179)	(5,462,051)	(73,594,103)
	(2,574,746)	$(33,675,926)	(5,768,847)	$(77,843,034)
Net change
Initial Class	(141,634)	$(1,892,074)	(18,143)	$(476,286)
Service Class	(2,065,719)	(26,952,765)	(2,402,741)	(34,694,212)
	(2,207,353)	$(28,844,839)	(2,420,884)	$(35,170,498)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $1,044 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,530,707	$102,960,459	$108,415,450	$(713)	$(719)	$3,074,284
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$164,657	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.

MFS Global Tactical Allocation Portfolio
Notes to Financial Statements (unaudited) - continued
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
(9)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.

MFS Global Tactical Allocation Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.

MFS Global Tactical Allocation Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.

Semiannual Report
June 30, 2023
MFS®  Blended Research®
Core Equity Portfolio
MFS® Variable Insurance Trust II
CGS-SEM

MFS® Blended Research® Core Equity Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Core Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	7.6%
Apple, Inc.	7.3%
Amazon.com, Inc.	3.1%
Alphabet, Inc., “C”	2.6%
Alphabet, Inc., “A”	2.4%
JPMorgan Chase & Co.	2.4%
Merck & Co., Inc.	2.3%
NVIDIA Corp.	2.2%
Adobe Systems, Inc.	2.1%
Johnson & Johnson	2.0%

GICS equity sectors (g)
Information Technology	28.3%
Health Care	13.3%
Financials	13.0%
Consumer Discretionary	9.9%
Communication Services	8.4%
Industrials	7.8%
Consumer Staples	7.1%
Energy	3.4%
Utilities	3.3%
Real Estate	2.6%
Materials	2.2%
(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Blended Research Core Equity Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.44%	$1,000.00	$1,176.50	$2.37
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
Service Class	Actual	0.69%	$1,000.00	$1,174.93	$3.72
	Hypothetical (h)	0.69%	$1,000.00	$1,021.37	$3.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Blended Research Core Equity Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.3%
Aerospace & Defense – 1.6%
General Dynamics Corp.	22,187	$ 4,773,533
Honeywell International, Inc.	5,968	1,238,360
Textron, Inc.	6,424	434,455
		$6,446,348
Airlines – 0.7%
United Airlines Holdings, Inc. (a)	52,490	$ 2,880,126
Automotive – 1.6%
Aptiv PLC (a)	14,062	$ 1,435,590
LKQ Corp.	19,883	1,158,582
Tesla, Inc. (a)	13,747	3,598,552
		$6,192,724
Biotechnology – 1.1%
Biogen, Inc. (a)	14,039	$ 3,999,009
Gilead Sciences, Inc.	6,228	479,992
		$4,479,001
Broadcasting – 1.8%
Omnicom Group, Inc.	49,389	$ 4,699,363
Walt Disney Co. (a)	24,774	2,211,823
		$6,911,186
Brokerage & Asset Managers – 0.7%
Apollo Global Management, Inc.	13,373	$ 1,027,180
Bank of New York Mellon Corp.	26,360	1,173,548
Charles Schwab Corp.	9,262	524,970
		$2,725,698
Business Services – 0.8%
Accenture PLC, “A”	5,233	$ 1,614,799
GoDaddy, Inc. (a)	5,031	377,979
Verisk Analytics, Inc., “A”	5,521	1,247,912
		$3,240,690
Computer Software – 11.6%
Adobe Systems, Inc. (a)	17,044	$ 8,334,345
Microsoft Corp.	87,928	29,943,001
Palo Alto Networks, Inc. (a)	21,756	5,558,876
Salesforce, Inc. (a)	9,549	2,017,322
		$45,853,544
Computer Software - Systems – 7.5%
Apple, Inc.	148,435	$ 28,791,937
Seagate Technology Holdings PLC	9,719	601,315
		$29,393,252
Consumer Products – 2.0%
Colgate-Palmolive Co.	31,160	$ 2,400,566
Kimberly-Clark Corp.	38,396	5,300,952
		$7,701,518
3

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Services – 2.2%
Booking Holdings, Inc. (a)	2,660	$ 7,182,878
Expedia Group, Inc. (a)	15,367	1,680,996
		$8,863,874
Electrical Equipment – 0.5%
TE Connectivity Ltd.	13,274	$ 1,860,484
Electronics – 8.1%
Applied Materials, Inc.	37,767	$ 5,458,842
Corning, Inc.	42,250	1,480,440
Lam Research Corp.	9,211	5,921,383
NVIDIA Corp.	20,474	8,660,912
NXP Semiconductors N.V.	21,530	4,406,760
Texas Instruments, Inc.	33,388	6,010,508
		$31,938,845
Energy - Independent – 2.9%
EOG Resources, Inc.	9,107	$ 1,042,205
Marathon Petroleum Corp.	19,315	2,252,129
Phillips 66	38,632	3,684,720
Valero Energy Corp.	36,467	4,277,579
		$11,256,633
Energy - Integrated – 0.1%
Exxon Mobil Corp.	5,253	$ 563,384
Engineering - Construction – 0.3%
EMCOR Group, Inc.	6,389	$ 1,180,559
Food & Beverages – 2.2%
Archer Daniels Midland Co.	66,211	$ 5,002,903
Mondelez International, Inc.	17,015	1,241,074
PepsiCo, Inc.	13,202	2,445,275
		$8,689,252
Gaming & Lodging – 0.2%
Las Vegas Sands Corp. (a)	11,090	$ 643,220
Health Maintenance Organizations – 2.1%
Cigna Group	20,508	$ 5,754,545
Humana, Inc.	3,505	1,567,190
UnitedHealth Group, Inc.	1,753	842,562
		$8,164,297
Insurance – 5.1%
Ameriprise Financial, Inc.	16,205	$ 5,382,653
Berkshire Hathaway, Inc., “B” (a)	6,313	2,152,733
Equitable Holdings, Inc.	91,207	2,477,182
Everest Re Group Ltd.	6,160	2,105,857
Hartford Financial Services Group, Inc.	10,085	726,322
MetLife, Inc.	94,875	5,363,284
Voya Financial, Inc.	28,858	2,069,407
		$20,277,438
4

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 6.5%
Alphabet, Inc., “A” (a)	78,970	$ 9,452,709
Alphabet, Inc., “C” (a)	85,942	10,396,404
Gartner, Inc. (a)	1,337	468,364
Meta Platforms, Inc., “A” (a)	19,064	5,470,987
		$25,788,464
Leisure & Toys – 0.6%
Brunswick Corp.	25,391	$ 2,199,876
Machinery & Tools – 1.9%
Carrier Global Corp.	8,865	$ 440,679
Eaton Corp. PLC	13,906	2,796,496
Ingersoll Rand, Inc.	14,372	939,354
Timken Co.	24,215	2,216,399
Wabtec Corp.	10,213	1,120,060
		$7,512,988
Major Banks – 4.3%
Bank of America Corp.	60,396	$ 1,732,761
JPMorgan Chase & Co.	64,887	9,437,165
State Street Corp.	16,492	1,206,885
Wells Fargo & Co.	104,250	4,449,390
		$16,826,201
Medical & Health Technology & Services – 2.1%
Cardinal Health, Inc.	4,702	$ 444,668
IQVIA Holdings, Inc. (a)	5,311	1,193,754
McKesson Corp.	14,264	6,095,150
Veeva Systems, Inc. (a)	3,684	728,437
		$8,462,009
Medical Equipment – 1.4%
Abbott Laboratories	6,838	$ 745,479
Align Technology, Inc. (a)	8,573	3,031,756
Boston Scientific Corp. (a)	12,382	669,742
Hologic, Inc. (a)	4,708	381,207
Medtronic PLC	7,234	637,315
		$5,465,499
Metals & Mining – 0.5%
United States Steel Corp.	83,072	$ 2,077,631
Natural Gas - Distribution – 0.2%
UGI Corp.	35,059	$ 945,541
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	4,163	$ 634,275
Network & Telecom – 1.2%
Equinix, Inc., REIT	5,792	$ 4,540,581
5

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Oil Services – 0.2%
ChampionX Corp.	13,366	$ 414,881
NOV, Inc.	20,605	330,504
		$745,385
Other Banks & Diversified Financials – 2.9%
Mastercard, Inc., “A”	2,249	$ 884,531
SLM Corp.	248,250	4,051,440
Visa, Inc., “A”	27,062	6,426,684
		$11,362,655
Pharmaceuticals – 6.5%
Eli Lilly & Co.	7,431	$ 3,484,990
Johnson & Johnson	47,553	7,870,973
Merck & Co., Inc.	78,476	9,055,346
Pfizer, Inc.	37,878	1,389,365
Vertex Pharmaceuticals, Inc. (a)	11,105	3,907,960
		$25,708,634
Railroad & Shipping – 1.5%
CSX Corp.	170,311	$ 5,807,605
Real Estate – 1.4%
Simon Property Group, Inc., REIT	29,040	$ 3,353,539
VICI Properties, Inc., REIT	71,294	2,240,771
		$5,594,310
Specialty Chemicals – 1.7%
Chemours Co.	106,235	$ 3,919,009
Linde PLC	7,504	2,859,625
		$6,778,634
Specialty Stores – 8.7%
Amazon.com, Inc. (a)	92,666	$ 12,079,940
Builders FirstSource, Inc. (a)	42,388	5,764,768
Home Depot, Inc.	10,601	3,293,095
O'Reilly Automotive, Inc. (a)	6,148	5,873,184
Walmart Stores, Inc.	45,094	7,087,875
		$34,098,862
Telecommunications - Wireless – 0.2%
T-Mobile US, Inc. (a)	4,962	$ 689,222
Tobacco – 1.1%
Altria Group, Inc.	98,942	$ 4,482,073
Utilities - Electric Power – 3.1%
Edison International	40,862	$ 2,837,866
Evergy, Inc.	6,185	361,328
PG&E Corp. (a)	280,194	4,841,752
Vistra Corp.	158,998	4,173,697
		$12,214,643
Total Common Stocks (Identified Cost, $247,861,801)		$391,197,161
6

MFS Blended Research Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $1,196,899)	1,196,850	$ 1,197,089
Other Assets, Less Liabilities – 0.4%		1,553,415
Net Assets – 100.0%		$393,947,665
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,197,089 and $391,197,161, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See Notes to Financial Statements
7

MFS Blended Research Core Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $247,861,801)	$391,197,161
Investments in affiliated issuers, at value (identified cost, $1,196,899)	1,197,089
Receivables for
Investments sold	1,936,643
Dividends	355,670
Other assets	1,196
Total assets	$394,687,759
Liabilities
Payables for
Fund shares reacquired	$652,064
Payable to affiliates
Investment adviser	8,251
Administrative services fee	361
Shareholder servicing costs	5
Distribution and/or service fees	1,937
Payable for independent Trustees' compensation	204
Accrued expenses and other liabilities	77,272
Total liabilities	$740,094
Net assets	$393,947,665
Net assets consist of
Paid-in capital	$204,780,072
Total distributable earnings (loss)	189,167,593
Net assets	$393,947,665
Shares of beneficial interest outstanding	7,091,989
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$250,711,178	4,488,310	$55.86
Service Class	143,236,487	2,603,679	55.01
See Notes to Financial Statements
8

MFS Blended Research Core Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$2,884,763
Dividends from affiliated issuers	34,151
Other	7,836
Foreign taxes withheld	(6,764)
Total investment income	$2,919,986
Expenses
Management fee	$743,047
Distribution and/or service fees	170,683
Shareholder servicing costs	2,579
Administrative services fee	32,218
Independent Trustees' compensation	4,483
Custodian fee	10,675
Audit and tax fees	29,876
Legal fees	1,061
Miscellaneous	18,362
Total expenses	$1,012,984
Reduction of expenses by investment adviser	(23,843)
Net expenses	$989,141
Net investment income (loss)	$1,930,845
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$10,354,213
Affiliated issuers	124
Net realized gain (loss)	$10,354,337
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$48,853,510
Affiliated issuers	(328)
Net unrealized gain (loss)	$48,853,182
Net realized and unrealized gain (loss)	$59,207,519
Change in net assets from operations	$61,138,364
See Notes to Financial Statements
9

MFS Blended Research Core Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$1,930,845	$4,893,870
Net realized gain (loss)	10,354,337	29,167,266
Net unrealized gain (loss)	48,853,182	(116,585,749)
Change in net assets from operations	$61,138,364	$(82,524,613)
Total distributions to shareholders	$—	$(80,090,203)
Change in net assets from fund share transactions	$(30,522,322)	$(9,140,433)
Total change in net assets	$30,616,042	$(171,755,249)
Net assets
At beginning of period	363,331,623	535,086,872
At end of period	$393,947,665	$363,331,623
See Notes to Financial Statements
10

MFS Blended Research Core Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$47.48	$68.53	$57.28	$53.06	$45.29	$54.23
Income (loss) from investment operations
Net investment income (loss) (d)	$0.28	$0.68	$0.63	$0.67	$0.80	$0.74
Net realized and unrealized gain (loss)	8.10	(10.77)	15.96	7.21	11.74	(4.12)
Total from investment operations	$8.38	$(10.09)	$16.59	$7.88	$12.54	$(3.38)
Less distributions declared to shareholders
From net investment income	$—	$(0.68)	$(0.74)	$(0.88)	$(0.79)	$(0.77)
From net realized gain	—	(10.28)	(4.60)	(2.78)	(3.98)	(4.79)
Total distributions declared to shareholders	$—	$(10.96)	$(5.34)	$(3.66)	$(4.77)	$(5.56)
Net asset value, end of period (x)	$55.86	$47.48	$68.53	$57.28	$53.06	$45.29
Total return (%) (k)(r)(s)(x)	17.65(n)	(16.00)	29.53	15.34	29.17	(7.74)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.45	0.45	0.45	0.45	0.45
Expenses after expense reductions	0.44(a)	0.44	0.43	0.44	0.44	0.44
Net investment income (loss)	1.13(a)	1.20	0.98	1.30	1.58	1.39
Portfolio turnover	24(n)	43	51	56	46	54
Net assets at end of period (000 omitted)	$250,711	$230,413	$313,788	$280,679	$285,654	$256,439

See Notes to Financial Statements
11

MFS Blended Research Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$46.82	$67.71	$56.68	$52.54	$44.87	$53.79
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.53	$0.47	$0.54	$0.67	$0.61
Net realized and unrealized gain (loss)	7.97	(10.62)	15.76	7.12	11.64	(4.11)
Total from investment operations	$8.19	$(10.09)	$16.23	$7.66	$12.31	$(3.50)
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(0.60)	$(0.74)	$(0.66)	$(0.63)
From net realized gain	—	(10.28)	(4.60)	(2.78)	(3.98)	(4.79)
Total distributions declared to shareholders	$—	$(10.80)	$(5.20)	$(3.52)	$(4.64)	$(5.42)
Net asset value, end of period (x)	$55.01	$46.82	$67.71	$56.68	$52.54	$44.87
Total return (%) (k)(r)(s)(x)	17.49(n)	(16.20)	29.18	15.06	28.87	(7.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.70	0.70	0.70	0.70	0.70
Expenses after expense reductions	0.69(a)	0.69	0.68	0.69	0.69	0.69
Net investment income (loss)	0.88(a)	0.96	0.73	1.05	1.33	1.14
Portfolio turnover	24(n)	43	51	56	46	54
Net assets at end of period (000 omitted)	$143,236	$132,919	$221,299	$191,661	$186,380	$157,522
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
12

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Blended Research Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When
13

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$391,197,161	$—	$—	$391,197,161
Mutual Funds	1,197,089	—	—	1,197,089
Total	$392,394,250	$—	$—	$392,394,250
For further information regarding security characteristics, see the Portfolio of Investments.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
14

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$22,880,184
Long-term capital gains	57,210,019
Total distributions	$80,090,203
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$250,163,565
Gross appreciation	146,576,478
Gross depreciation	(4,345,793)
Net unrealized appreciation (depreciation)	$142,230,685
As of 12/31/22
Undistributed ordinary income	4,890,956
Undistributed long-term capital gain	29,678,867
Net unrealized appreciation (depreciation)	93,459,406
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$46,246,614
Service Class	—	33,843,589
Total	$—	$80,090,203
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion and up to $2.5 billion	0.375%
In excess of $2.5 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $23,843, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
15

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $2,177, which equated to 0.0012% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $402.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0173% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $7,691, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $91,274,463 and $119,631,329, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	20,998	$1,072,712	117,071	$6,383,215
Service Class	62,969	3,104,511	964,845	57,159,649
	83,967	$4,177,223	1,081,916	$63,542,864
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	881,825	$45,519,812
Service Class	—	—	664,251	33,843,589
	—	$—	1,546,076	$79,363,401
Shares reacquired
Initial Class	(385,306)	$(19,561,037)	(725,440)	$(40,687,292)
Service Class	(298,142)	(15,138,508)	(2,058,508)	(111,359,406)
	(683,448)	$(34,699,545)	(2,783,948)	$(152,046,698)
16

MFS Blended Research Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Net change
Initial Class	(364,308)	$(18,488,325)	273,456	$11,215,735
Service Class	(235,173)	(12,033,997)	(429,412)	(20,356,168)
	(599,481)	$(30,522,322)	(155,956)	$(9,140,433)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $1,048 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,601,486	$24,925,578	$26,329,771	$124	$(328)	$1,197,089
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$34,151	$—
17

MFS Blended Research Core Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Blended Research Core Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2023
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II
RGS-SEM

MFS® Core Equity Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Core Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Apple, Inc.	7.2%
Microsoft Corp.	7.0%
Alphabet, Inc., “A”	4.0%
Amazon.com, Inc.	3.3%
Exxon Mobil Corp.	2.0%
Visa, Inc., “A”	1.7%
JPMorgan Chase & Co.	1.5%
Broadcom, Inc.	1.4%
Johnson & Johnson	1.3%
Eli Lilly & Co.	1.2%
Global equity sectors (k)
Technology	32.8%
Health Care (s)	14.4%
Capital Goods	13.6%
Financial Services	13.1%
Consumer Cyclicals	11.2%
Consumer Staples	7.1%
Energy	4.7%
Telecommunications and Cable Television (s)	1.7%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(s)	Includes securities sold short.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Core Equity Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.82%	$1,000.00	$1,139.49	$4.35
	Hypothetical (h)	0.82%	$1,000.00	$1,020.73	$4.11
Service Class	Actual	1.07%	$1,000.00	$1,138.08	$5.67
	Hypothetical (h)	1.07%	$1,000.00	$1,019.49	$5.36
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.81%, $4.30, and $4.06 for Initial Class and 1.06%, $5.62, and $5.31 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
Expense ratios include 0.01% of investment related expenses from short sales (See Note 2 of the Notes to Financial Statements) that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
2

MFS Core Equity Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Aerospace & Defense – 2.4%
Boeing Co. (a)	5,247	$ 1,107,957
General Dynamics Corp.	3,371	725,271
Honeywell International, Inc.	7,605	1,578,037
Howmet Aerospace, Inc.	11,570	573,409
Leidos Holdings, Inc.	11,272	997,347
Raytheon Technologies Corp.	8,720	854,211
		$5,836,232
Alcoholic Beverages – 0.2%
Constellation Brands, Inc., “A”	2,204	$ 542,471
Apparel Manufacturers – 0.6%
Deckers Outdoor Corp. (a)	1,681	$ 886,996
VF Corp.	27,887	532,363
		$1,419,359
Automotive – 0.5%
Aptiv PLC (a)	6,646	$ 678,490
LKQ Corp.	10,939	637,416
		$1,315,906
Biotechnology – 0.0%
Adaptive Biotechnologies Corp. (a)	14,272	$ 95,765
Broadcasting – 0.9%
Omnicom Group, Inc.	5,188	$ 493,638
Walt Disney Co. (a)	13,915	1,242,331
Warner Bros. Discovery, Inc. (a)	33,916	425,307
		$2,161,276
Brokerage & Asset Managers – 1.7%
Cboe Global Markets, Inc.	1,677	$ 231,443
Charles Schwab Corp.	15,528	880,127
CME Group, Inc.	4,691	869,195
Invesco Ltd.	52,573	883,752
KKR & Co., Inc.	17,256	966,336
Raymond James Financial, Inc.	4,708	488,549
		$4,319,402
Business Services – 2.2%
Accenture PLC, “A”	6,880	$ 2,123,030
Fidelity National Information Services, Inc.	4,732	258,840
Fiserv, Inc. (a)	4,872	614,603
Morningstar, Inc.	1,863	365,278
Thoughtworks Holding, Inc. (a)	25,947	195,900
TriNet Group, Inc. (a)	4,570	434,013
Tyler Technologies, Inc. (a)	1,500	624,705
WNS (Holdings) Ltd., ADR (a)	11,784	868,717
		$5,485,086
Cable TV – 0.5%
Cable One, Inc.	1,792	$ 1,177,487
3

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Chemicals – 0.3%
Eastman Chemical Co.	7,191	$ 602,030
Element Solutions, Inc.	13,394	257,165
		$859,195
Computer Software – 11.1%
Adobe Systems, Inc. (a)	3,864	$ 1,889,457
Autodesk, Inc. (a)	4,150	849,132
Black Knight, Inc. (a)	8,622	514,992
Cadence Design Systems, Inc. (a)	7,693	1,804,162
Check Point Software Technologies Ltd. (a)	2,639	331,511
Dun & Bradstreet Holdings, Inc.	149,648	1,731,427
Flywire Corp. (a)	8,882	275,697
Microsoft Corp. (s)	51,112	17,405,681
NICE Systems Ltd., ADR (a)	3,640	751,660
Salesforce, Inc. (a)	9,084	1,919,086
		$27,472,805
Computer Software - Systems – 8.7%
Apple, Inc. (s)	92,211	$ 17,886,168
Block, Inc., “A” (a)	7,547	502,404
Five9, Inc. (a)	3,231	266,396
Rapid7, Inc. (a)	6,732	304,825
ServiceNow, Inc. (a)	3,783	2,125,932
Zebra Technologies Corp., “A” (a)	1,827	540,481
		$21,626,206
Construction – 1.5%
AvalonBay Communities, Inc., REIT	3,048	$ 576,895
AZEK Co., Inc. (a)	15,919	482,186
Masco Corp.	11,533	661,763
Sherwin-Williams Co.	3,161	839,309
Summit Materials, Inc., “A” (a)	14,436	546,403
Vulcan Materials Co.	2,347	529,108
		$3,635,664
Consumer Products – 1.4%
Colgate-Palmolive Co.	12,381	$ 953,832
International Flavors & Fragrances, Inc.	4,435	352,982
Kenvue, Inc. (a)	21,010	555,084
Kimberly-Clark Corp.	4,264	588,688
Procter & Gamble Co.	7,455	1,131,222
		$3,581,808
Consumer Services – 0.7%
Booking Holdings, Inc. (a)	344	$ 928,913
Bright Horizons Family Solutions, Inc. (a)	6,486	599,631
Grand Canyon Education, Inc. (a)	2,880	297,245
		$1,825,789
Containers – 0.2%
Crown Holdings, Inc.	4,897	$ 425,402
4

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 1.8%
AMETEK, Inc.	7,961	$ 1,288,727
Amphenol Corp., “A”	7,580	643,921
Johnson Controls International PLC	17,896	1,219,433
nVent Electric PLC	8,145	420,852
Sensata Technologies Holding PLC	12,590	566,424
TE Connectivity Ltd.	1,499	210,100
		$4,349,457
Electronics – 6.0%
Advanced Micro Devices (a)	10,269	$ 1,169,742
Analog Devices, Inc.	8,374	1,631,339
Applied Materials, Inc.	13,739	1,985,835
Broadcom, Inc.	4,027	3,493,141
Lam Research Corp.	2,694	1,731,865
Marvell Technology, Inc.	26,643	1,592,718
Monolithic Power Systems, Inc.	1,365	737,414
NVIDIA Corp.	2,652	1,121,849
NXP Semiconductors N.V.	6,499	1,330,215
		$14,794,118
Energy - Independent – 1.6%
ConocoPhillips	13,738	$ 1,423,394
Diamondback Energy, Inc.	7,214	947,631
Hess Corp.	5,022	682,741
Phillips 66	5,002	477,091
Valero Energy Corp.	3,913	458,995
		$3,989,852
Energy - Integrated – 2.0%
Exxon Mobil Corp.	45,264	$ 4,854,564
Energy - Renewables – 0.1%
Enphase Energy, Inc. (a)	2,080	$ 348,358
Engineering - Construction – 0.5%
APi Group, Inc. (a)	21,518	$ 586,581
Jacobs Solutions, Inc.	6,444	766,127
		$1,352,708
Entertainment – 0.2%
Spotify Technology S.A. (a)	1,042	$ 167,293
Vivid Seats, Inc., “A” (a)	27,797	220,152
		$387,445
Food & Beverages – 2.5%
Archer Daniels Midland Co.	8,208	$ 620,197
Coca-Cola Co.	6,538	393,718
Coca-Cola Europacific Partners PLC	8,813	567,822
J.M. Smucker Co.	2,686	396,642
Mondelez International, Inc.	23,063	1,682,215
Oatly Group AB, ADR (a)(l)	94,201	193,112
PepsiCo, Inc.	12,870	2,383,781
		$6,237,487
5

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Forest & Paper Products – 0.5%
Rayonier, Inc., REIT	41,523	$ 1,303,822
Gaming & Lodging – 0.6%
International Game Technology PLC	16,820	$ 536,390
Las Vegas Sands Corp. (a)	3,306	191,748
Marriott International, Inc., “A”	4,158	763,783
		$1,491,921
General Merchandise – 0.7%
Dollar General Corp.	5,809	$ 986,252
Dollar Tree, Inc. (a)	5,864	841,484
		$1,827,736
Health Maintenance Organizations – 1.2%
Cigna Group	10,361	$ 2,907,297
Insurance – 3.6%
Aon PLC	7,152	$ 2,468,870
Arthur J. Gallagher & Co.	6,700	1,471,119
Assurant, Inc.	2,756	346,484
Chubb Ltd.	7,141	1,375,071
Hartford Financial Services Group, Inc.	9,685	697,514
MetLife, Inc.	9,960	563,039
Reinsurance Group of America, Inc.	3,038	421,340
Voya Financial, Inc.	8,960	642,522
Willis Towers Watson PLC	3,631	855,101
		$8,841,060
Internet – 4.2%
Alphabet, Inc., “A” (a)(s)	83,278	$ 9,968,376
Gartner, Inc. (a)	1,360	476,422
		$10,444,798
Leisure & Toys – 0.8%
Electronic Arts, Inc.	8,239	$ 1,068,598
Funko, Inc., “A” (a)	27,085	293,060
Take-Two Interactive Software, Inc. (a)	3,432	505,053
		$1,866,711
Machinery & Tools – 2.2%
Dover Corp.	4,466	$ 659,405
Eaton Corp. PLC	9,221	1,854,343
Flowserve Corp.	6,600	245,190
Ingersoll Rand, Inc.	9,415	615,364
PACCAR, Inc.	7,853	656,904
Regal Rexnord Corp.	3,451	531,109
Wabtec Corp.	8,706	954,787
		$5,517,102
Major Banks – 3.1%
JPMorgan Chase & Co. (s)	26,233	$ 3,815,327
Morgan Stanley	16,763	1,431,560
PNC Financial Services Group, Inc.	7,106	895,001
Regions Financial Corp.	38,161	680,029
6

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – continued
Wells Fargo & Co.	22,864	$ 975,836
		$7,797,753
Medical & Health Technology & Services – 1.9%
Encompass Health Corp.	11,488	$ 777,853
ICON PLC (a)	6,070	1,518,714
McKesson Corp.	4,218	1,802,394
Veeva Systems, Inc. (a)	3,665	724,680
		$4,823,641
Medical Equipment – 4.8%
Agilent Technologies, Inc.	5,690	$ 684,222
Becton, Dickinson and Co.	8,860	2,339,129
Boston Scientific Corp. (a)	47,126	2,549,045
Envista Holdings Corp. (a)	12,090	409,126
Maravai Lifesciences Holdings, Inc., “A” (a)	65,158	809,914
Medtronic PLC	30,064	2,648,638
Quidel Corp. (a)	8,139	674,398
Shockwave Medical, Inc. (a)	682	194,650
STERIS PLC	7,697	1,731,671
		$12,040,793
Natural Gas - Distribution – 0.5%
Southwest Gas Holdings, Inc.	19,332	$ 1,230,482
Natural Gas - Pipeline – 0.2%
Cheniere Energy, Inc.	3,454	$ 526,251
Network & Telecom – 0.7%
Equinix, Inc., REIT	1,115	$ 874,093
Motorola Solutions, Inc.	2,589	759,302
		$1,633,395
Oil Services – 0.4%
Schlumberger Ltd.	13,319	$ 654,229
TechnipFMC PLC (a)	24,798	412,143
		$1,066,372
Other Banks & Diversified Financials – 3.4%
American Express Co.	5,477	$ 954,094
First Interstate BancSystem, Inc.	10,361	247,006
M&T Bank Corp.	6,492	803,450
Moody's Corp.	3,072	1,068,196
Northern Trust Corp.	5,064	375,445
SLM Corp.	31,020	506,246
United Community Bank, Inc.	9,727	243,078
Visa, Inc., “A”	17,994	4,273,215
		$8,470,730
Pharmaceuticals – 6.5%
Eli Lilly & Co.	6,500	$ 3,048,370
Johnson & Johnson	19,189	3,176,163
Merck & Co., Inc.	23,893	2,757,013
Organon & Co.	26,844	558,624
Pfizer, Inc.	56,350	2,066,918
7

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Vertex Pharmaceuticals, Inc. (a)	7,165	$ 2,521,435
Zoetis, Inc.	11,812	2,034,145
		$16,162,668
Pollution Control – 0.6%
GFL Environmental, Inc.	37,420	$ 1,451,896
Railroad & Shipping – 1.1%
Canadian Pacific Kansas City Ltd.	17,416	$ 1,406,690
Union Pacific Corp.	6,532	1,336,578
		$2,743,268
Real Estate – 1.3%
Broadstone Net Lease, Inc., REIT	30,575	$ 472,078
Empire State Realty Trust, REIT, “A”	56,274	421,492
Extra Space Storage, Inc., REIT	3,762	559,974
Jones Lang LaSalle, Inc. (a)	1,924	299,759
Prologis, Inc., REIT	2,120	259,976
Spirit Realty Capital, Inc., REIT	14,951	588,770
Sun Communities, Inc., REIT	3,931	512,838
		$3,114,887
Restaurants – 1.2%
Starbucks Corp.	22,199	$ 2,199,033
Wendy's Co.	41,603	904,865
		$3,103,898
Specialty Chemicals – 1.7%
Air Products & Chemicals, Inc.	3,112	$ 932,137
Chemours Co.	16,276	600,422
Corteva, Inc.	6,924	396,745
DuPont de Nemours, Inc.	11,363	811,773
Linde PLC	2,915	1,110,848
Tronox Holdings PLC	31,065	394,836
		$4,246,761
Specialty Stores – 5.6%
Amazon.com, Inc. (a)(s)	62,284	$ 8,119,342
Home Depot, Inc.	9,308	2,891,437
Ross Stores, Inc.	14,083	1,579,127
Target Corp.	9,384	1,237,750
		$13,827,656
Telecommunications - Wireless – 1.3%
Liberty Broadband Corp. (a)	13,680	$ 1,095,905
SBA Communications Corp., REIT	4,819	1,116,851
T-Mobile US, Inc. (a)	7,175	996,608
		$3,209,364
Telephone Services – 0.1%
Altice USA, Inc., “A” (a)	66,929	$ 202,126
Tobacco – 0.5%
Philip Morris International, Inc.	12,071	$ 1,178,371
8

MFS Core Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Trucking – 0.3%
Saia, Inc. (a)	2,146	$ 734,812
Utilities - Electric Power – 2.2%
Constellation Energy	3,994	$ 365,651
Dominion Energy, Inc.	4,397	227,721
Duke Energy Corp.	6,790	609,335
Evergy, Inc.	3,551	207,449
Exelon Corp.	11,984	488,228
FirstEnergy Corp.	5,843	227,176
NextEra Energy, Inc.	17,200	1,276,240
PG&E Corp. (a)	65,233	1,127,226
PPL Corp.	8,839	233,880
Xcel Energy, Inc.	11,689	726,705
		$5,489,611
Total Common Stocks (Identified Cost, $160,390,489)		$245,349,024
Investment Companies (h) – 0.7%
Money Market Funds – 0.7%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $1,776,495)	1,776,484	$ 1,776,839
Collateral for Securities Loaned – 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11% (j) (Identified Cost, $13,300)	13,300	$ 13,300
Securities Sold Short – (0.2)%
Medical & Health Technology & Services – (0.1)%
Healthcare Services Group, Inc.	(19,740)	$ (294,718)
Telecommunications - Wireless – (0.1)%
Crown Castle, Inc., REIT	(2,286)	$ (260,467)
Total Securities Sold Short (Proceeds Received, $896,524)		$(555,185)
Other Assets, Less Liabilities – 0.7%		1,769,400
Net Assets – 100.0%		$248,353,378
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $1,776,839 and $245,362,324, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2023, the fund had cash collateral of $519 and other liquid securities with an aggregate value of $1,763,252 to cover any collateral or margin obligations for securities sold short. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
9

MFS Core Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $12,118 of securities on loan (identified cost, $160,403,789)	$245,362,324
Investments in affiliated issuers, at value (identified cost, $1,776,495)	1,776,839
Deposits with brokers for
Securities sold short	519
Receivables for
Fund shares sold	1,935,137
Interest and dividends	199,682
Other assets	808
Total assets	$249,275,309
Liabilities
Payable to custodian	$4,000
Payables for
Securities sold short, at value (proceeds received, $896,524)	555,185
Fund shares reacquired	255,464
Collateral for securities loaned, at value	13,300
Payable to affiliates
Investment adviser	9,896
Administrative services fee	248
Shareholder servicing costs	5
Distribution and/or service fees	1,067
Accrued expenses and other liabilities	82,766
Total liabilities	$921,931
Net assets	$248,353,378
Net assets consist of
Paid-in capital	$148,154,020
Total distributable earnings (loss)	100,199,358
Net assets	$248,353,378
Shares of beneficial interest outstanding	9,238,707
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$169,336,708	6,261,642	$27.04
Service Class	79,016,670	2,977,065	26.54
See Notes to Financial Statements
10

MFS Core Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$1,737,998
Dividends from affiliated issuers	50,892
Other	4,542
Income on securities loaned	805
Foreign taxes withheld	(2,894)
Total investment income	$1,791,343
Expenses
Management fee	$872,109
Distribution and/or service fees	93,076
Shareholder servicing costs	2,790
Administrative services fee	22,047
Independent Trustees' compensation	2,961
Custodian fee	9,224
Shareholder communications	7,427
Audit and tax fees	31,320
Legal fees	593
Dividend and interest expense on securities sold short	7,155
Interest expense and fees	756
Miscellaneous	15,693
Total expenses	$1,065,151
Reduction of expenses by investment adviser	(21,424)
Net expenses	$1,043,727
Net investment income (loss)	$747,616
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$1,595,384
Affiliated issuers	(360)
Securities sold short	111,821
Foreign currency	74
Net realized gain (loss)	$1,706,919
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$28,315,393
Affiliated issuers	(615)
Securities sold short	(119,957)
Translation of assets and liabilities in foreign currencies	(5)
Net unrealized gain (loss)	$28,194,816
Net realized and unrealized gain (loss)	$29,901,735
Change in net assets from operations	$30,649,351
See Notes to Financial Statements
11

MFS Core Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$747,616	$1,160,071
Net realized gain (loss)	1,706,919	11,623,224
Net unrealized gain (loss)	28,194,816	(60,973,018)
Change in net assets from operations	$30,649,351	$(48,189,723)
Total distributions to shareholders	$—	$(27,561,170)
Change in net assets from fund share transactions	$(5,067,770)	$15,779,075
Total change in net assets	$25,581,581	$(59,971,818)
Net assets
At beginning of period	222,771,797	282,743,615
At end of period	$248,353,378	$222,771,797
See Notes to Financial Statements
12

MFS Core Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$23.73	$32.33	$27.88	$24.81	$21.68	$25.21
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.15	$0.09	$0.14	$0.18	$0.20
Net realized and unrealized gain (loss)	3.22	(5.50)	6.85	4.38	6.59	(0.78)
Total from investment operations	$3.31	$(5.35)	$6.94	$4.52	$6.77	$(0.58)
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.14)	$(0.18)	$(0.21)	$(0.18)
From net realized gain	—	(3.16)	(2.35)	(1.27)	(3.43)	(2.77)
Total distributions declared to shareholders	$—	$(3.25)	$(2.49)	$(1.45)	$(3.64)	$(2.95)
Net asset value, end of period (x)	$27.04	$23.73	$32.33	$27.88	$24.81	$21.68
Total return (%) (k)(r)(s)(x)	13.95(n)	(17.27)	25.31	18.71	33.19	(3.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.84(a)	0.86	0.85	0.87	0.88	0.87
Expenses after expense reductions	0.82(a)	0.83	0.83	0.86	0.87	0.86
Net investment income (loss)	0.72(a)	0.55	0.29	0.56	0.75	0.79
Portfolio turnover	17(n)	28	35	46	37	40
Net assets at end of period (000 omitted)	$169,337	$152,479	$206,060	$177,571	$167,488	$144,991
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	0.81(a)	0.81	0.81	0.83	0.83	0.83

See Notes to Financial Statements
13

MFS Core Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$23.32	$31.84	$27.50	$24.50	$21.44	$24.96
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$0.08	$0.02	$0.08	$0.12	$0.14
Net realized and unrealized gain (loss)	3.16	(5.42)	6.76	4.31	6.51	(0.78)
Total from investment operations	$3.22	$(5.34)	$6.78	$4.39	$6.63	$(0.64)
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.09)	$(0.12)	$(0.14)	$(0.11)
From net realized gain	—	(3.16)	(2.35)	(1.27)	(3.43)	(2.77)
Total distributions declared to shareholders	$—	$(3.18)	$(2.44)	$(1.39)	$(3.57)	$(2.88)
Net asset value, end of period (x)	$26.54	$23.32	$31.84	$27.50	$24.50	$21.44
Total return (%) (k)(r)(s)(x)	13.81(n)	(17.48)	25.05	18.39	32.87	(4.07)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.08(a)	1.11	1.10	1.12	1.13	1.12
Expenses after expense reductions	1.07(a)	1.08	1.08	1.11	1.12	1.11
Net investment income (loss)	0.47(a)	0.32	0.07	0.32	0.50	0.54
Portfolio turnover	17(n)	28	35	46	37	40
Net assets at end of period (000 omitted)	$79,017	$70,293	$76,684	$54,818	$46,744	$41,195
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions excluding short sale expenses and interest expense and fees	1.06(a)	1.06	1.06	1.08	1.08	1.08
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Core Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets;
15

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$245,349,024	$—	$—	$245,349,024
Mutual Funds	1,790,139	—	—	1,790,139
Total	$247,139,163	$—	$—	$247,139,163
Securities Sold Short	$(555,185)	$—	$—	$(555,185)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Short Sales — The fund entered into short sales whereby it sells a security it does not own in anticipation of a decline in the value of that security. The fund will realize a gain if the security price decreases and a loss if the security price increases between the date of the short sale and the date on which the fund replaces the borrowed security. Losses from short sales can exceed the proceeds of the security sold; and they can also exceed the potential loss from an ordinary buy and sell transaction. The amount of any premium, dividends, or interest the fund may be required to pay in connection with a short sale will be recognized as a fund expense. During the six months ended June 30, 2023, this expense amounted to $7,155.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $12,118. The fair value of the fund's investment securities on loan and a related liability of $13,300 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder
16

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$8,251,087
Long-term capital gains	19,310,083
Total distributions	$27,561,170
The federal tax cost and the tax basis components of distributable earnings were as follows:
17

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/23
Cost of investments	$161,728,682
Gross appreciation	93,091,497
Gross depreciation	(8,236,201)
Net unrealized appreciation (depreciation)	$84,855,296
As of 12/31/22
Undistributed ordinary income	913,023
Undistributed long-term capital gain	11,975,120
Other temporary differences	5
Net unrealized appreciation (depreciation)	56,661,859
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$19,378,556
Service Class	—	8,182,614
Total	$—	$27,561,170
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion and up to $2.5 billion	0.65%
In excess of $2.5 billion	0.60%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $14,917, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 0.81% of average daily net assets for the Initial Class shares and 1.06% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2023. For the six months ended June 30, 2023, this reduction amounted to $6,507, which is included in the reduction of total expenses in the Statements of Operations. Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.80% of average daily net assets for the Initial Class shares and 1.05% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025.
18

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $2,414, which equated to 0.0021% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $376.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0189% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in purchase and sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $185,974 and $103,473, respectively. The sales transactions resulted in net realized gains (losses) of $9,360.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $4,451, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short sales and short-term obligations, aggregated $38,724,348 and $43,532,451, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	285,655	$7,282,533	282,734	$7,431,003
Service Class	201,441	4,936,036	567,647	14,808,466
	487,096	$12,218,569	850,381	$22,239,469
19

MFS Core Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	757,271	$19,378,556
Service Class	—	—	325,094	8,182,614
	—	$—	1,082,365	$27,561,170
Shares reacquired
Initial Class	(448,876)	$(11,296,410)	(987,891)	$(26,358,332)
Service Class	(238,498)	(5,989,929)	(287,076)	(7,663,232)
	(687,374)	$(17,286,339)	(1,274,967)	$(34,021,564)
Net change
Initial Class	(163,221)	$(4,013,877)	52,114	$451,227
Service Class	(37,057)	(1,053,893)	605,665	15,327,848
	(200,278)	$(5,067,770)	657,779	$15,779,075
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $574 and $0, respectively, and are included in “Interest expense and fees” in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,266,354	$23,841,533	$25,330,073	$(360)	$(615)	$1,776,839
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$50,892	$—
20

MFS Core Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
21

MFS Core Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
22

Semiannual Report
June 30, 2023
MFS®  Corporate Bond Portfolio
MFS® Variable Insurance Trust II
BDS-SEM

MFS® Corporate Bond Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Corporate Bond Portfolio
Portfolio Composition
Portfolio structure (i)
Fixed income sectors (i)
Investment Grade Corporates	79.2%
U.S. Treasury Securities	7.5%
High Yield Corporates	6.4%
Emerging Markets Bonds	3.8%
Commercial Mortgage-Backed Securities	1.7%
Non-U.S. Government Bonds	1.3%
Collateralized Debt Obligations	1.2%
Asset-Backed Securities	0.4%
Municipal Bonds	0.4%
Issuer country weightings (x)
United States	70.0%
Canada	5.5%
United Kingdom	5.1%
Japan	2.9%
Australia	2.7%
Italy	2.0%
Ireland	1.7%
Switzerland	1.4%
Bermuda	1.4%
Other Countries	7.3%
Portfolio facts
Average Duration (d)	7.0
Average Effective Maturity (m)	10.4 yrs.
Composition including fixed income credit quality (a)(i)
AAA	3.5%
AA	3.5%
A	26.9%
BBB	52.5%
BB	5.9%
B	1.8%
CCC	0.2%
C (o)	0.0%
U.S. Government	4.0%
Not Rated	3.6%
Cash & Cash Equivalents	1.6%
Other	(3.5)%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
1

MFS Corporate Bond Portfolio
Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

MFS Corporate Bond Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.64%	$1,000.00	$1,038.55	$3.23
	Hypothetical (h)	0.64%	$1,000.00	$1,021.62	$3.21
Service Class	Actual	0.89%	$1,000.00	$1,038.03	$4.50
	Hypothetical (h)	0.89%	$1,000.00	$1,020.38	$4.46
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Expense ratios include approximately 0.01% of interest expenses that are outside of the expense limitation arrangement (See Note 3 of the Notes to Financial Statements).
3

MFS Corporate Bond Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 97.3%
Aerospace & Defense – 2.2%
Boeing Co., 2.196%, 2/04/2026	$288,000	$ 264,329
Boeing Co., 5.15%, 5/01/2030	632,000	625,901
Boeing Co., 5.805%, 5/01/2050	728,000	725,344
General Dynamics Corp., 3.625%, 4/01/2030	488,000	459,658
Raytheon Technologies Corp., 1.9%, 9/01/2031	293,000	233,914
Raytheon Technologies Corp., 2.375%, 3/15/2032	434,000	355,589
Raytheon Technologies Corp., 3.03%, 3/15/2052	434,000	305,089
		$2,969,824
Apparel Manufacturers – 0.3%
Tapestry, Inc., 4.125%, 7/15/2027	$95,000	$ 89,180
Tapestry, Inc., 3.05%, 3/15/2032	365,000	291,472
		$380,652
Asset-Backed & Securitized – 3.3%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.135%, 11/15/2054 (i)	$3,847,613	$ 201,507
ACREC 2021-FL1 Ltd., “A”, FLR, 6.308% (LIBOR - 1mo. + 1.15%), 10/16/2036 (n)	638,992	629,743
Arbor Realty Trust, Inc., CLO, 2021-FL4, “AS”, FLR, 6.893% (LIBOR - 1mo. + 1.7%), 11/15/2036 (n)	175,000	170,995
ARI Fleet Lease Trust, 2023-A, “A2”, 5.41%, 2/17/2032 (n)	166,560	164,786
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.777% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	44,695	59,370
BDS 2021-FL7 Ltd., “B”, FLR, 6.656% (LIBOR - 1mo. + 1.5%), 6/16/2036 (n)	163,500	155,838
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.38%, 7/15/2054 (i)	7,024,565	484,315
JPMorgan Chase Commercial Mortgage Securities Corp., 5.578%, 7/15/2042 (n)	57,588	44,422
KREF 2018-FT1 Ltd., “A”, FLR, 6.228% (LIBOR - 1mo. + 1.1%), 2/15/2039 (n)	288,000	278,105
KREF 2018-FT1 Ltd., “AS”, FLR, 6.458% (LIBOR - 1mo. + 1.3%), 2/15/2039 (n)	316,500	298,543
LAD Auto Receivables Trust, 2023-2A, “A2”, 5.93%, 6/15/2027 (n)	260,000	258,728
MF1 2022-FL8 Ltd., “A”, FLR, 6.416% (SOFR - 1mo. + 1.35%), 2/19/2037 (n)	496,852	484,480
PFP III 2021-8 Ltd., “A”, FLR, 6.158% (LIBOR - 1mo. + 1%), 8/09/2037 (n)	330,951	321,663
PFP III 2021-8 Ltd., “AS”, FLR, 6.408% (LIBOR - 1mo. + 1.25%), 8/09/2037 (n)	603,000	570,606
ReadyCap Commercial Mortgage Trust, 2021-FL5, “A”, FLR, 6.15% (LIBOR - 1mo. + 1%), 4/25/2038 (n)	279,236	273,063
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	134,000	133,369
		$4,529,533
Automotive – 0.2%
LKQ Corp., 5.75%, 6/15/2028 (n)	$291,000	$ 290,053
Broadcasting – 2.3%
Activision Blizzard, Inc., 2.5%, 9/15/2050	$487,000	$ 313,295
Discovery Communications LLC, 5.3%, 5/15/2049	600,000	497,200
Discovery Communications LLC, 4%, 9/15/2055	300,000	199,396
Prosus N.V., 3.832%, 2/08/2051 (n)	637,000	391,359
Walt Disney Co., 3.5%, 5/13/2040	961,000	794,567
Walt Disney Co., 3.6%, 1/13/2051	430,000	342,163
WarnerMedia Holdings, Inc., 4.279%, 3/15/2032	238,000	211,076
WarnerMedia Holdings, Inc., 5.391%, 3/15/2062	498,000	405,856
		$3,154,912
Brokerage & Asset Managers – 1.4%
Brookfield Finance, Inc., 2.34%, 1/30/2032	$665,000	$ 517,787
Charles Schwab Corp., 5.643% to 5/19/2028, FLR (SOFR - 1 day + 2.210%) to 5/19/2029	246,000	245,705
Charles Schwab Corp., 1.95%, 12/01/2031	248,000	188,922
LPL Holdings, Inc., 4.625%, 11/15/2027 (n)	338,000	316,940
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)	392,000	338,675
4

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Brokerage & Asset Managers – continued
National Securities Clearing Corp., 5.15%, 5/30/2025 (n)	$250,000	$ 248,760
		$1,856,789
Building – 0.8%
CEMEX S.A.B. de C.V., 9.125%, 3/14/2171 (n)	$227,000	$ 229,894
Vulcan Materials Co., 3.5%, 6/01/2030	610,000	551,094
Vulcan Materials Co., 4.5%, 6/15/2047	299,000	259,697
		$1,040,685
Business Services – 2.7%
Equifax, Inc., 3.1%, 5/15/2030	$347,000	$ 299,238
Equifax, Inc., 2.35%, 9/15/2031	436,000	347,645
Equinix, Inc., 2.625%, 11/18/2024	838,000	800,271
Equinix, Inc., 2.5%, 5/15/2031	468,000	381,044
Equinix, Inc., 3%, 7/15/2050	33,000	21,364
Fiserv, Inc., 2.25%, 6/01/2027	746,000	669,924
Fiserv, Inc., 4.4%, 7/01/2049	364,000	307,570
Verisk Analytics, Inc., 5.75%, 4/01/2033	264,000	276,380
Visa, Inc., 2.05%, 4/15/2030	306,000	262,070
Visa, Inc., 3.65%, 9/15/2047	314,000	265,722
		$3,631,228
Cable TV – 1.0%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 5.375%, 5/01/2047	$640,000	$ 528,995
Comcast Corp., 2.8%, 1/15/2051	409,000	270,735
Cox Communications, Inc., 5.7%, 6/15/2033 (n)	525,000	529,490
		$1,329,220
Chemicals – 0.7%
Nutrien Ltd., 4.9%, 3/27/2028	$263,000	$ 257,948
RPM International, Inc., 4.55%, 3/01/2029	131,000	122,722
RPM International, Inc., 4.25%, 1/15/2048	67,000	51,188
Sasol Financing (USA) LLC, 8.75%, 5/03/2029 (n)	530,000	516,295
		$948,153
Computer Software – 1.2%
Cisco Systems, Inc., 5.5%, 1/15/2040	$262,000	$ 278,593
Microsoft Corp., 2.525%, 6/01/2050	549,000	379,768
Oracle Corp., 4.9%, 2/06/2033	326,000	316,450
Oracle Corp., 5.55%, 2/06/2053	353,000	341,825
VeriSign, Inc., 4.75%, 7/15/2027	248,000	244,219
		$1,560,855
Computer Software - Systems – 0.4%
Apple, Inc., 2.7%, 8/05/2051	$727,000	$ 506,390
Conglomerates – 2.0%
nVent Finance S.à r.l., 5.65%, 5/15/2033	$408,000	$ 401,107
Regal Rexnord Corp., 6.05%, 4/15/2028 (n)	348,000	345,462
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)	298,000	297,118
Regal Rexnord Corp., 6.4%, 4/15/2033 (n)	435,000	434,633
Westinghouse Air Brake Technologies Corp., 3.2%, 6/15/2025	467,000	443,249
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028	856,000	824,520
		$2,746,089
5

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Products – 1.2%
Hasbro, Inc., 3.9%, 11/19/2029	$377,000	$ 340,672
Kenvue, Inc., 5.1%, 3/22/2043 (n)	323,000	328,200
Kenvue, Inc., 5.05%, 3/22/2053 (n)	299,000	305,171
Mattel, Inc., 3.75%, 4/01/2029 (n)	683,000	600,925
		$1,574,968
Consumer Services – 0.9%
Booking Holdings, Inc., 3.6%, 6/01/2026	$682,000	$ 656,837
CBRE Group, Inc., 5.95%, 8/15/2034	628,000	620,103
		$1,276,940
Containers – 0.2%
Berry Global, Inc., 5.5%, 4/15/2028 (n)	$292,000	$ 287,357
Electrical Equipment – 0.8%
Arrow Electronics, Inc., 3.875%, 1/12/2028	$576,000	$ 531,361
Ciena Corp., 4%, 1/31/2030 (n)	460,000	400,775
CommScope, Inc., 4.75%, 9/01/2029 (n)	274,000	216,022
		$1,148,158
Electronics – 1.4%
Broadcom, Inc., 3.187%, 11/15/2036 (n)	$348,000	$ 263,002
Intel Corp., 5.7%, 2/10/2053	256,000	260,427
Lam Research Corp., 1.9%, 6/15/2030	151,000	125,814
Lam Research Corp., 4.875%, 3/15/2049	283,000	273,957
NXP B.V./NXP Funding LLC/NXP USA, Inc., 2.5%, 5/11/2031	451,000	367,567
NXP B.V./NXP Funding LLC/NXP USA, Inc., 3.25%, 5/11/2041	189,000	137,560
Sensata Technologies, Inc., 4.375%, 2/15/2030 (n)	573,000	512,404
		$1,940,731
Emerging Market Quasi-Sovereign – 0.3%
Qatar Petroleum, 3.125%, 7/12/2041 (n)	$451,000	$ 345,370
Emerging Market Sovereign – 0.5%
United Mexican States, 6.338%, 5/04/2053	$676,000	$ 688,612
Energy - Independent – 1.1%
EQT Corp., 3.625%, 5/15/2031 (n)	$382,000	$ 328,555
Hess Corp., 5.8%, 4/01/2047	315,000	306,032
Occidental Petroleum Corp., 6.125%, 1/01/2031	245,000	248,773
Occidental Petroleum Corp., 4.4%, 4/15/2046	233,000	179,938
Pioneer Natural Resources Co., 5.1%, 3/29/2026	417,700	415,194
		$1,478,492
Energy - Integrated – 1.2%
BP Capital Markets America, Inc., 1.749%, 8/10/2030	$297,000	$ 243,199
BP Capital Markets America, Inc., 4.812%, 2/13/2033	357,000	351,812
BP Capital Markets America, Inc., 3.001%, 3/17/2052	427,000	294,467
Eni S.p.A., 4.75%, 9/12/2028 (n)	761,000	742,978
		$1,632,456
Entertainment – 0.4%
Royal Caribbean Cruises Ltd., 4.25%, 7/01/2026 (n)	$566,000	$ 519,560
6

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Financial Institutions – 1.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027	$710,000	$ 650,249
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.3%, 1/30/2032	410,000	335,420
Avolon Holdings Funding Ltd., 4.375%, 5/01/2026 (n)	624,000	583,049
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)	802,000	675,628
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	173,000	158,356
		$2,402,702
Food & Beverages – 4.1%
Anheuser-Busch InBev Worldwide, Inc., 4.375%, 4/15/2038	$177,000	$ 163,880
Anheuser-Busch InBev Worldwide, Inc., 4.75%, 4/15/2058	444,000	411,621
Bacardi-Martini B.V., 5.4%, 6/15/2033 (n)	669,000	663,085
Constellation Brands, Inc., 2.25%, 8/01/2031	761,000	621,873
Constellation Brands, Inc., 4.75%, 5/09/2032	437,000	424,150
Constellation Brands, Inc., 3.75%, 5/01/2050	242,000	190,337
Diageo Capital PLC, 2.375%, 10/24/2029	364,000	315,490
JBS USA Lux S.A./JBS USA Finance, Inc., 5.5%, 1/15/2030 (n)	165,000	158,284
JBS USA Lux S.A./JBS USA Finance, Inc., 3.75%, 12/01/2031 (n)	308,000	252,572
JDE Peet's N.V., 0.8%, 9/24/2024 (n)	327,000	306,658
Kraft Heinz Foods Co., 4.875%, 10/01/2049	149,000	135,957
Kraft Heinz Foods Co., 5.5%, 6/01/2050	648,000	642,668
Mars, Inc., 4.55%, 4/20/2028 (n)	685,000	673,851
SYSCO Corp., 2.4%, 2/15/2030	148,000	126,055
SYSCO Corp., 2.45%, 12/14/2031	284,000	232,192
SYSCO Corp., 4.45%, 3/15/2048	320,000	273,724
		$5,592,397
Gaming & Lodging – 1.8%
Hilton Domestic Operating Co., Inc., 3.625%, 2/15/2032 (n)	$482,000	$ 401,861
Marriott International, Inc., 4%, 4/15/2028	449,000	423,437
Marriott International, Inc., 2.85%, 4/15/2031	984,000	827,346
VICI Properties LP, REIT, 4.75%, 2/15/2028	748,000	708,232
VICI Properties LP/VICI Note Co., Inc., 4.25%, 12/01/2026 (n)	150,000	140,322
		$2,501,198
Insurance – 1.0%
Corebridge Financial, Inc., 3.9%, 4/05/2032	$591,000	$ 513,518
Corebridge Financial, Inc., 4.35%, 4/05/2042	96,000	77,464
Equitable Holdings, Inc., 5.594%, 1/11/2033	789,000	773,585
		$1,364,567
Insurance - Health – 1.6%
Centene Corp., 2.625%, 8/01/2031	$507,000	$ 404,018
Humana, Inc., 4.95%, 10/01/2044	430,000	393,414
Humana, Inc., 5.5%, 3/15/2053	200,000	199,186
UnitedHealth Group, Inc., 5.3%, 2/15/2030	432,000	442,587
UnitedHealth Group, Inc., 4.625%, 7/15/2035	383,000	374,448
UnitedHealth Group, Inc., 5.875%, 2/15/2053	301,000	334,329
		$2,147,982
Insurance - Property & Casualty – 1.9%
American International Group, Inc., 5.125%, 3/27/2033	$520,000	$ 507,802
Aon Corp., 3.75%, 5/02/2029	319,000	295,285
Aon Corp./Aon Global Holdings PLC, 2.05%, 8/23/2031	455,000	363,070
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	345,000	291,195
Fairfax Financial Holdings Ltd., 5.625%, 8/16/2032	372,000	359,345
Hub International Ltd., 7.25%, 6/15/2030 (n)	325,000	335,595
7

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Insurance - Property & Casualty – continued
RenaissanceRe Holdings Ltd., 5.75%, 6/05/2033	$412,000	$ 403,508
		$2,555,800
International Market Quasi-Sovereign – 0.7%
Electricite de France S.A., 5.7%, 5/23/2028 (n)	$200,000	$ 199,698
Electricite de France S.A., 9.125% to 6/15/2033, FLR (CMT - 5yr. + 5.411%) to 12/15/2171 (n)	200,000	205,096
Ontario Teachers' Cadillac Fairview Properties, 2.5%, 10/15/2031 (n)	699,000	550,041
		$954,835
International Market Sovereign – 0.6%
Government of Bermuda, 5%, 7/15/2032 (n)	$783,000	$ 763,425
Machinery & Tools – 0.9%
Ashtead Capital, Inc., 5.55%, 5/30/2033 (n)	$400,000	$ 389,914
CNH Industrial N.V., 3.85%, 11/15/2027	905,000	850,350
		$1,240,264
Major Banks – 16.7%
Bank of America Corp., 4.376% to 4/27/2027, FLR (SOFR - 1 day + 1.58%) to 4/27/2028	$679,000	$ 651,829
Bank of America Corp., 3.419% to 12/20/2027, FLR (LIBOR - 3mo. + 1.04%) to 12/20/2028	351,000	321,875
Bank of America Corp., 2.482% to 9/21/2031, FLR (CMT - 5yr. + 1.2%) to 9/21/2036	504,000	385,576
Bank of America Corp., 2.676% to 6/19/2040, FLR (SOFR - 1 day + 1.93%) to 6/19/2041	284,000	199,409
Bank of America Corp., 3.311% to 4/22/2041, FLR (SOFR - 1 day + 1.58%) to 4/22/2042	257,000	195,821
Bank of New York Mellon Corp., 5.802% to 10/25/2027, FLR (SOFR - 1 day + 1.802%) to 10/25/2028	193,000	196,719
Bank of New York Mellon Corp., 5.834% to 10/25/2032, FLR (SOFR - 1 day + 2.074%) to 10/25/2033	188,000	196,000
Barclays PLC, 2.894% to 11/24/2031, FLR (CMT - 1yr. + 1.3%) to 11/24/2032	851,000	669,712
Barclays PLC, 6.224%, 5/09/2034	273,000	271,918
Capital One Financial Corp., 6.312% to 6/08/2028, FLR (SOFR - 1 day + 2.640%) to 6/08/2029	368,000	365,521
Capital One Financial Corp., 6.377% to 6/08/2033, FLR (SOFR - 1 day + 2.860%) to 6/08/2034	307,000	304,800
Commonwealth Bank of Australia, 3.61% to 9/12/2029, FLR (CMT - 1yr. + 2.05%) to 9/12/2034 (n)	431,000	362,248
Commonwealth Bank of Australia, 3.305%, 3/11/2041 (n)	280,000	195,300
Credit Agricole S.A., 1.247% to 1/26/2026, FLR (SOFR - 1 day + 0.89162%) to 1/26/2027 (n)	888,000	786,503
Deutsche Bank AG, 7.079% to 2/10/2033, FLR (SOFR - 1 day + 3.65%) to 2/10/2034	483,000	446,792
Goldman Sachs Group, Inc., 2.64% to 2/24/2027, FLR (SOFR - 1 day + 1.114%) to 2/24/2028	430,000	390,158
Goldman Sachs Group, Inc., 2.6%, 2/07/2030	339,000	288,719
HSBC Holdings PLC, 2.871% to 11/22/2031, FLR (SOFR - 1 day + 1.41%) to 11/22/2032	1,193,000	961,897
JPMorgan Chase & Co., 4.323% to 4/26/2027, FLR (SOFR - 1 day + 1.56%) to 4/26/2028	687,000	663,116
JPMorgan Chase & Co., 2.545% to 11/08/2031, FLR (SOFR - 1 day + 1.18%) to 11/08/2032	1,112,000	911,089
JPMorgan Chase & Co., 3.897% to 1/23/2048, FLR (LIBOR - 3mo. + 1.22%) to 1/23/2049	586,000	473,680
Mitsubishi UFJ Financial Group, Inc., 5.719% to 2/20/2025, FLR (CMT - 1yr. + 1.08%) to 2/20/2026	785,000	780,783
Mitsubishi UFJ Financial Group, Inc., 1.64% to 10/13/2026, FLR (CMT - 1yr. + 0.67%) to 10/13/2027	423,000	372,215
Mitsubishi UFJ Financial Group, Inc., 5.422% to 2/22/2028, FLR (CMT - 1yr. + 1.38%) to 2/22/2029	200,000	198,940
Mitsubishi UFJ Financial Group, Inc., 2.494% to 10/13/2031, FLR (CMT - 1yr. + 0.97%) to 10/13/2032	532,000	427,690
Mizuho Financial Group, 5.754%, 5/27/2034	665,000	668,343
Morgan Stanley, 0.985% to 12/10/2025, FLR (SOFR - 1 day + 0.72%) to 12/10/2026	935,000	833,652
Morgan Stanley, 4.431% to 1/23/2029, FLR (LIBOR - 3mo. + 1.63%) to 1/23/2030	439,000	417,680
Morgan Stanley, 3.622% to 4/01/2030, FLR (SOFR - 1 day + 3.12%) to 4/01/2031	582,000	524,435
Morgan Stanley, 2.484% to 9/16/2031, FLR (SOFR - 1 day + 1.36%) to 9/16/2036	539,000	408,961
National Australia Bank Ltd., 3.347% to 1/12/2032, FLR (CMT - 5yr. + 1.7%) to 1/12/2037 (n)	673,000	529,756
NatWest Group PLC, 5.847% to 3/02/2026, FLR (CMT - 1yr. + 1.35%) to 3/02/2027	298,000	294,736
NatWest Group PLC, 6.016% to 3/02/2033, FLR (CMT - 1yr. + 2.1%) to 3/02/2034	200,000	201,067
Nordea Bank Abp, 1.5%, 9/30/2026 (n)	921,000	805,037
Royal Bank of Canada, 2.3%, 11/03/2031	646,000	524,669
Royal Bank of Canada, 5%, 2/01/2033	328,000	321,455
Standard Chartered PLC, 6.187%, 7/06/2027 (n)(w)	494,000	494,233
Sumitomo Mitsui Financial Group, Inc., 1.71%, 1/12/2031	1,054,000	820,755
8

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Major Banks – continued
Sumitomo Mitsui Trust Bank Ltd., 5.65%, 3/09/2026 (n)	$636,000	$ 638,270
Toronto-Dominion Bank, 4.108%, 6/08/2027	336,000	321,346
Toronto-Dominion Bank, 4.693%, 9/15/2027	597,000	584,287
Toronto-Dominion Bank, 2%, 9/10/2031	378,000	299,950
Toronto-Dominion Bank, 4.456%, 6/08/2032	211,000	200,226
UBS Group AG, 3.126% to 8/13/2029, FLR (LIBOR - 3mo. + 1.468%) to 8/13/2030 (n)	454,000	382,531
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	900,000	633,996
UniCredit S.p.A., 2.569% to 9/22/2025, FLR (CMT - 1yr. + 2.3%) to 9/22/2026 (n)	700,000	631,837
UniCredit S.p.A., 1.982% to 6/03/2026, FLR (CMT - 1yr. + 1.2%) to 6/03/2027 (n)	201,000	177,025
Wells Fargo & Co., 3.908% to 4/25/2025, FLR (SOFR - 1 day + 1.32%) to 4/25/2026	547,000	528,830
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	304,000	260,179
		$22,521,566
Medical & Health Technology & Services – 2.8%
Alcon Finance Corp., 2.6%, 5/27/2030 (n)	$793,000	$ 675,904
Alcon Finance Corp., 3.8%, 9/23/2049 (n)	230,000	177,864
Becton, Dickinson and Co., 2.823%, 5/20/2030	139,000	121,569
Becton, Dickinson and Co., 4.298%, 8/22/2032	126,000	119,519
Becton, Dickinson and Co., 4.685%, 12/15/2044	286,000	259,283
Becton, Dickinson and Co., 4.669%, 6/06/2047	42,000	38,593
CVS Health Corp., 5%, 2/20/2026	380,000	378,236
CVS Health Corp., 5.25%, 1/30/2031	175,000	174,451
CVS Health Corp., 5.625%, 2/21/2053	413,000	410,576
HCA, Inc., 5.2%, 6/01/2028	325,000	322,357
HCA, Inc., 5.875%, 2/01/2029	521,000	524,381
Marin General Hospital, 7.242%, 8/01/2045	272,000	267,936
Thermo Fisher Scientific, Inc., 2%, 10/15/2031	177,000	144,403
Thermo Fisher Scientific, Inc., 2.8%, 10/15/2041	243,000	181,123
		$3,796,195
Medical Equipment – 0.3%
Danaher Corp., 2.6%, 10/01/2050	$596,000	$ 402,142
Metals & Mining – 2.4%
Anglo American Capital PLC, 4.5%, 3/15/2028 (n)	$232,000	$ 221,102
Anglo American Capital PLC, 2.25%, 3/17/2028 (n)	389,000	334,291
Anglo American Capital PLC, 2.625%, 9/10/2030 (n)	607,000	500,703
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	321,000	264,825
First Quantum Minerals Ltd., 6.875%, 10/15/2027 (n)	279,000	272,164
First Quantum Minerals Ltd., 8.625%, 6/01/2031 (n)	204,000	209,075
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	559,000	477,281
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	564,000	465,547
Novelis Corp., 4.75%, 1/30/2030 (n)	611,000	543,000
		$3,287,988
Midstream – 5.1%
Cheniere Corpus Christi Holdings LLC, 3.7%, 11/15/2029	$512,000	$ 463,572
Enbridge, Inc., 5.969%, 3/08/2026	268,000	268,420
Enbridge, Inc., 5.7%, 3/08/2033	373,000	378,122
Enbridge, Inc., 3.4%, 8/01/2051	605,000	421,835
Energy Transfer LP, 4%, 10/01/2027	285,000	266,873
Energy Transfer LP, 3.75%, 5/15/2030	258,000	232,796
Energy Transfer LP, 7.125% to 5/15/2030, FLR (CMT - 5yr. + 5.306%) to 5/15/2171	524,000	444,311
EQM Midstream Partners LP, 4.5%, 1/15/2029 (n)	358,000	319,298
Galaxy Pipeline Assets Bidco Ltd., 1.75%, 9/30/2027 (n)	995,590	917,430
Galaxy Pipeline Assets Bidco Ltd., 2.16%, 3/31/2034 (n)	433,792	368,305
9

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Midstream – continued
Plains All American Pipeline, 4.9%, 2/15/2045	$280,000	$ 225,395
Plains All American Pipeline LP/PAA Finance Corp., 4.65%, 10/15/2025	385,000	375,056
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/2029	354,000	311,940
Sabine Pass Liquefaction LLC, 4.2%, 3/15/2028	442,000	418,912
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	203,000	192,964
Targa Resources Corp., 4.2%, 2/01/2033	428,000	378,839
Targa Resources Corp., 4.95%, 4/15/2052	551,000	455,251
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	217,000	215,250
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	217,000	186,613
		$6,841,182
Municipals – 0.4%
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 2.746%, 6/01/2034	$340,000	$ 276,662
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	260,000	239,392
		$516,054
Natural Gas - Pipeline – 0.3%
APA Infrastructure Ltd., 5%, 3/23/2035 (n)	$495,000	$ 461,287
Oils – 0.4%
Puma International Financing S.A., 5%, 1/24/2026	$571,000	$ 513,900
Other Banks & Diversified Financials – 1.3%
American Express Co., 4.989% to 5/26/2032, FLR (SOFR - 1 day + 2.255%) to 5/26/2033	$383,000	$ 366,944
M&T Bank Corp., 5.053% to 1/27/2033, FLR (SOFR - 1 day + 1.850%) to 1/27/2034	55,000	50,232
Macquarie Group Ltd., 5.887%, 6/15/2034 (n)	499,000	490,252
Manufacturers and Traders Trust Co., 4.7%, 1/27/2028	654,000	611,553
Mizrahi Tefahot Bank Ltd., 3.077% to 4/07/2026, FLR (CMT - 5yr. + 2.25%) to 4/07/2031 (n)	216,000	188,313
		$1,707,294
Pharmaceuticals – 1.0%
Amgen, Inc., 5.15%, 3/02/2028	$198,000	$ 197,822
Amgen, Inc., 5.25%, 3/02/2030	194,000	194,387
Merck & Co., Inc., 2.75%, 12/10/2051	296,000	204,161
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/2033	579,000	576,819
Pfizer, Inc., 2.55%, 5/28/2040	296,000	217,903
		$1,391,092
Pollution Control – 0.6%
GFL Environmental, Inc., 3.5%, 9/01/2028 (n)	$308,000	$ 274,115
Waste Management, Inc., 4.625%, 2/15/2033	568,000	556,425
		$830,540
Precious Metals & Minerals – 0.5%
Northern Star Resources Ltd. Co., 6.125%, 4/11/2033 (n)	$660,000	$ 640,646
Railroad & Shipping – 0.6%
Burlington Northern Santa Fe, LLC, 5.2%, 4/15/2054	$466,000	$ 475,279
Canadian Pacific Railway Co., 3.1%, 12/02/2051	558,000	395,487
		$870,766
Real Estate - Apartment – 0.4%
American Homes 4 Rent LP, REIT, 2.375%, 7/15/2031	$607,000	$ 481,973
10

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Real Estate - Office – 0.9%
Boston Properties LP, REIT, 2.45%, 10/01/2033	$133,000	$ 95,836
Boston Properties LP, REIT, 6.5%, 1/15/2034	214,000	215,345
Corporate Office Property LP, REIT, 2%, 1/15/2029	628,000	478,600
Corporate Office Property LP, REIT, 2.75%, 4/15/2031	531,000	403,480
		$1,193,261
Real Estate - Other – 1.6%
EPR Properties, REIT, 3.6%, 11/15/2031	$447,000	$ 348,597
Extra Space Storage LP, 5.5%, 7/01/2030	528,000	523,631
Lexington Realty Trust Co., 2.375%, 10/01/2031	542,000	412,568
Prologis LP, REIT, 5.125%, 1/15/2034	494,000	490,473
W.P. Carey, Inc., REIT, 2.45%, 2/01/2032	528,000	413,259
		$2,188,528
Real Estate - Retail – 1.0%
Brixmor Operating Partnership LP, REIT, 2.5%, 8/16/2031	$429,000	$ 333,040
Spirit Realty, LP, REIT, 4.45%, 9/15/2026	303,000	285,387
Spirit Realty, LP, REIT, 3.2%, 2/15/2031	368,000	300,528
STORE Capital Corp., REIT, 2.7%, 12/01/2031	709,000	492,555
		$1,411,510
Retailers – 1.2%
Alimentation Couche-Tard, Inc., 3.439%, 5/13/2041 (n)	$62,000	$ 44,673
Alimentation Couche-Tard, Inc., 3.8%, 1/25/2050 (n)	543,000	393,727
Amazon.com, Inc., 3.6%, 4/13/2032	481,000	448,465
AutoZone, Inc., 4.75%, 8/01/2032	370,000	357,071
Home Depot, Inc., 3.3%, 4/15/2040	491,000	398,703
		$1,642,639
Specialty Chemicals – 0.6%
International Flavors & Fragrances, Inc., 1.23%, 10/01/2025 (n)	$260,000	$ 231,786
International Flavors & Fragrances, Inc., 1.832%, 10/15/2027 (n)	130,000	109,622
International Flavors & Fragrances, Inc., 2.3%, 11/01/2030 (n)	247,000	195,731
International Flavors & Fragrances, Inc., 3.268%, 11/15/2040 (n)	436,000	304,910
		$842,049
Specialty Stores – 0.4%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$324,000	$ 265,479
DICK'S Sporting Goods, 4.1%, 1/15/2052	383,000	265,938
		$531,417
Telecommunications - Wireless – 4.0%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$1,009,000	$ 739,293
Crown Castle, Inc., REIT, 4.45%, 2/15/2026	656,000	638,340
Millicom International Cellular S.A., 4.5%, 4/27/2031 (n)	556,000	427,342
Rogers Communications, Inc., 3.8%, 3/15/2032 (n)	425,000	371,502
Rogers Communications, Inc., 4.5%, 3/15/2042 (n)	422,000	350,303
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	188,000	151,194
T-Mobile USA, Inc., 2.05%, 2/15/2028	795,000	689,333
T-Mobile USA, Inc., 5.05%, 7/15/2033	488,000	479,167
T-Mobile USA, Inc., 3%, 2/15/2041	850,000	621,442
Vodafone Group PLC, 5.625%, 2/10/2053	414,000	405,855
Vodafone Group PLC, 4.125% to 6/04/2031, FLR (CMT - 1yr. + 2.767%) to 6/04/2051, FLR (CMT - 1yr. + 3.517%) to 6/04/2081	709,000	562,591
		$5,436,362
11

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Tobacco – 0.5%
Philip Morris International, Inc., 5.625%, 11/17/2029	$211,000	$ 214,995
Philip Morris International, Inc., 5.125%, 2/15/2030	460,000	454,822
		$669,817
U.S. Treasury Obligations – 4.0%
U.S. Treasury Bonds, 2.375%, 2/15/2042 (f)	$3,966,000	$ 3,087,748
U.S. Treasury Bonds, 2.875%, 5/15/2052	1,307,000	1,083,125
U.S. Treasury Notes, 4.25%, 12/31/2024	332,000	327,357
U.S. Treasury Notes, 2.625%, 4/15/2025	887,000	850,827
		$5,349,057
Utilities - Electric Power – 9.4%
AEP Transmission Co. LLC, 5.4%, 3/15/2053	$166,000	$ 170,597
American Electric Power Co., Inc., 5.699%, 8/15/2025	411,000	408,222
American Electric Power Co., Inc., 5.625%, 3/01/2033	518,000	526,630
American Transmission Systems, Inc., 2.65%, 1/15/2032 (n)	181,000	149,675
Berkshire Hathaway Energy, 4.6%, 5/01/2053	100,000	85,677
Berkshire Hathaway Energy Co., 5.15%, 11/15/2043	120,000	111,490
CenterPoint Energy, Inc., 2.65%, 6/01/2031	613,000	511,152
Duke Energy Carolinas LLC, 2.45%, 2/01/2030	957,000	823,301
Duke Energy Corp., 3.3%, 6/15/2041	174,000	128,170
Duke Energy Corp., 3.75%, 9/01/2046	743,000	562,022
Enel Finance International N.V., 4.625%, 6/15/2027 (n)	600,000	580,724
Enel Finance International N.V., 2.25%, 7/12/2031 (n)	294,000	230,327
Enel Finance International N.V., 7.75%, 10/14/2052 (n)	296,000	346,803
Evergy, Inc., 2.9%, 9/15/2029	617,000	538,387
FirstEnergy Corp., 4.15%, 7/15/2027	707,000	671,531
FirstEnergy Corp., 2.65%, 3/01/2030	373,000	314,577
FirstEnergy Corp., 3.4%, 3/01/2050	970,000	668,485
Florida Power & Light Co., 2.85%, 4/01/2025	287,000	275,672
Florida Power & Light Co., 4.45%, 5/15/2026	227,000	224,628
Florida Power & Light Co., 2.45%, 2/03/2032	204,000	171,617
Florida Power & Light Co., 3.95%, 3/01/2048	287,000	241,657
Georgia Power Co., 4.7%, 5/15/2032	397,000	383,739
Georgia Power Co., 4.95%, 5/17/2033	260,000	256,645
Georgia Power Co., 5.125%, 5/15/2052	336,000	326,265
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	645,000	532,007
NextEra Energy Capital Holdings, Inc., 6.051%, 3/01/2025	264,000	264,993
NextEra Energy Capital Holdings, Inc., 2.44%, 1/15/2032	73,000	59,185
NextEra Energy Capital Holdings, Inc., 3.8% to 3/15/2027, FLR (CMT - 5yr. + 2.547%) to 3/15/2082	381,000	319,861
Pacific Gas & Electric Co., 5.45%, 6/15/2027	350,000	340,377
Pacific Gas & Electric Co., 2.5%, 2/01/2031	831,000	650,576
Southern California Edison Co., 4.5%, 9/01/2040	273,000	237,796
Southern California Edison Co., 3.65%, 2/01/2050	120,000	89,299
Southern Co., 3.7%, 4/30/2030	241,000	220,954
Virginia Electric & Power Co., 2.875%, 7/15/2029	442,000	392,213
WEC Energy Group, Inc., 4.75%, 1/09/2026	759,000	747,519
Xcel Energy, Inc., 4.6%, 6/01/2032	215,000	203,026
		$12,765,799
Total Bonds (Identified Cost, $145,309,251)		$131,653,261
12

MFS Corporate Bond Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – 2.1%
Money Market Funds – 2.1%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $2,773,054)	2,773,038	$ 2,773,593
Other Assets, Less Liabilities – 0.6%		824,079
Net Assets – 100.0%		$135,250,933
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,773,593 and $131,653,261, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $38,089,764, representing 28.2% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(w)	When-issued security.
The following abbreviations are used in this report and are defined:
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
Derivative Contracts at 6/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr	Short	USD	52	$5,568,875	September – 2023	$101,413
U.S. Treasury Ultra Bond 30 yr	Long	USD	34	4,631,438	September – 2023	38,519
U.S. Treasury Ultra Note 10 yr	Short	USD	88	10,422,500	September – 2023	122,288
						$262,220
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	10	$1,269,062	September – 2023	$(2,280)
U.S. Treasury Note 2 yr	Long	USD	73	14,844,094	September – 2023	(150,267)
						$(152,547)
At June 30, 2023, the fund had liquid securities with an aggregate value of $267,821 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
13

MFS Corporate Bond Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $145,309,251)	$131,653,261
Investments in affiliated issuers, at value (identified cost, $2,773,054)	2,773,593
Receivables for
Net daily variation margin on open futures contracts	21,596
Investments sold	393,813
Fund shares sold	33,947
Interest	1,472,880
Receivable from investment adviser	4,399
Other assets	581
Total assets	$136,354,070
Liabilities
Payables for
Investments purchased	$513,505
When-issued investments purchased	494,000
Fund shares reacquired	20,545
Payable to affiliates
Administrative services fee	163
Shareholder servicing costs	2
Distribution and/or service fees	1,323
Payable for independent Trustees' compensation	166
Accrued expenses and other liabilities	73,433
Total liabilities	$1,103,137
Net assets	$135,250,933
Net assets consist of
Paid-in capital	$159,041,369
Total distributable earnings (loss)	(23,790,436)
Net assets	$135,250,933
Shares of beneficial interest outstanding	14,512,757
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$38,541,278	4,086,735	$9.43
Service Class	96,709,655	10,426,022	9.28
See Notes to Financial Statements
14

MFS Corporate Bond Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$2,873,513
Dividends from affiliated issuers	91,229
Other	44,709
Total investment income	$3,009,451
Expenses
Management fee	$400,621
Distribution and/or service fees	118,087
Shareholder servicing costs	1,093
Administrative services fee	14,819
Independent Trustees' compensation	2,183
Custodian fee	7,247
Audit and tax fees	39,165
Legal fees	444
Miscellaneous	21,092
Total expenses	$604,751
Reduction of expenses by investment adviser	(60,769)
Net expenses	$543,982
Net investment income (loss)	$2,465,469
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(5,807,558)
Affiliated issuers	405
Written options	38,600
Futures contracts	(99,939)
Forward foreign currency exchange contracts	(20,147)
Net realized gain (loss)	$(5,888,639)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$8,380,446
Affiliated issuers	(171)
Written options	(10,029)
Futures contracts	(10,281)
Forward foreign currency exchange contracts	20,549
Net unrealized gain (loss)	$8,380,514
Net realized and unrealized gain (loss)	$2,491,875
Change in net assets from operations	$4,957,344
See Notes to Financial Statements
15

MFS Corporate Bond Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$2,465,469	$4,872,230
Net realized gain (loss)	(5,888,639)	(11,745,910)
Net unrealized gain (loss)	8,380,514	(27,612,943)
Change in net assets from operations	$4,957,344	$(34,486,623)
Total distributions to shareholders	$—	$(14,438,293)
Change in net assets from fund share transactions	$(2,926,652)	$(24,640,963)
Total change in net assets	$2,030,692	$(73,565,879)
Net assets
At beginning of period	133,220,241	206,786,120
At end of period	$135,250,933	$133,220,241
See Notes to Financial Statements
16

MFS Corporate Bond Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$9.08	$11.93	$12.71	$11.94	$10.81	$11.64
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.31	$0.31	$0.36	$0.39	$0.38
Net realized and unrealized gain (loss)	0.17	(2.23)	(0.49)	0.89	1.19	(0.72)
Total from investment operations	$0.35	$(1.92)	$(0.18)	$1.25	$1.58	$(0.34)
Less distributions declared to shareholders
From net investment income	$—	$(0.36)	$(0.36)	$(0.44)	$(0.45)	$(0.44)
From net realized gain	—	(0.57)	(0.24)	(0.04)	—	(0.05)
Total distributions declared to shareholders	$—	$(0.93)	$(0.60)	$(0.48)	$(0.45)	$(0.49)
Net asset value, end of period (x)	$9.43	$9.08	$11.93	$12.71	$11.94	$10.81
Total return (%) (k)(r)(s)(x)	3.85(n)	(16.36)	(1.40)	10.57	14.65	(3.00)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.73(a)	0.71	0.69	0.70	0.69	0.68
Expenses after expense reductions	0.64(a)	0.63	0.63	0.63	0.63	0.63
Net investment income (loss)	3.87(a)	3.04	2.51	2.90	3.33	3.44
Portfolio turnover	36(n)	62	55	41	34	32
Net assets at end of period (000 omitted)	$38,541	$39,066	$53,206	$59,133	$57,714	$56,506

See Notes to Financial Statements
17

MFS Corporate Bond Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$8.94	$11.76	$12.54	$11.78	$10.66	$11.49
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.28	$0.27	$0.32	$0.35	$0.35
Net realized and unrealized gain (loss)	0.17	(2.20)	(0.48)	0.89	1.19	(0.72)
Total from investment operations	$0.34	$(1.92)	$(0.21)	$1.21	$1.54	$(0.37)
Less distributions declared to shareholders
From net investment income	$—	$(0.33)	$(0.33)	$(0.41)	$(0.42)	$(0.41)
From net realized gain	—	(0.57)	(0.24)	(0.04)	—	(0.05)
Total distributions declared to shareholders	$—	$(0.90)	$(0.57)	$(0.45)	$(0.42)	$(0.46)
Net asset value, end of period (x)	$9.28	$8.94	$11.76	$12.54	$11.78	$10.66
Total return (%) (k)(r)(s)(x)	3.80(n)	(16.62)	(1.66)	10.34	14.46	(3.31)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.98(a)	0.96	0.94	0.95	0.94	0.93
Expenses after expense reductions	0.89(a)	0.88	0.88	0.88	0.88	0.88
Net investment income (loss)	3.62(a)	2.77	2.26	2.65	3.08	3.18
Portfolio turnover	36(n)	62	55	41	34	32
Net assets at end of period (000 omitted)	$96,710	$94,155	$153,580	$169,239	$161,833	$154,370
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
18

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Corporate Bond Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and
19

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$5,349,057	$—	$5,349,057
Non - U.S. Sovereign Debt	—	2,752,242	—	2,752,242
Municipal Bonds	—	516,054	—	516,054
U.S. Corporate Bonds	—	81,126,238	—	81,126,238
Commercial Mortgage-Backed Securities	—	2,252,256	—	2,252,256
Asset-Backed Securities (including CDOs)	—	2,277,277	—	2,277,277
Foreign Bonds	—	37,380,137	—	37,380,137
Mutual Funds	2,773,593	—	—	2,773,593
Total	$2,773,593	$131,653,261	$—	$134,426,854
Other Financial Instruments
Futures Contracts – Assets	$262,220	$—	$—	$262,220
Futures Contracts – Liabilities	(152,547)	—	—	(152,547)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were written options, purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or
20

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$262,220	$(152,547)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(99,939)	$—	$—	$—
Foreign Exchange	—	(20,147)	—	—
Credit	—	—	(145,208)	38,600
Total	$(99,939)	$(20,147)	$(145,208)	$38,600
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)	Written Options
Interest Rate	$(10,281)	$—	$—	$—
Foreign Exchange	—	20,549	—	—
Credit	—	—	38,569	(10,029)
Total	$(10,281)	$20,549	$38,569	$(10,029)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted
21

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Written Options — In exchange for a premium, the fund wrote put options on securities for which it anticipated the price would increase. At the time the option was written, the fund believed the premium received exceeded the potential loss that could result from adverse price changes in the options’ underlying securities. In a written option, the fund as the option writer grants the buyer the right to purchase from, or sell to, the fund a specified number of shares or units of a particular security, currency or index at a specified price within a specified period of time.
The premium received is initially recorded as a liability in the Statement of Assets and Liabilities. The option is subsequently marked-to-market daily with the difference between the premium received and the market value of the written option being recorded as unrealized appreciation or depreciation. When a written option expires, the fund realizes a gain equal to the amount of the premium received. The difference between the premium received and the amount paid on effecting a closing transaction is considered a realized gain or loss. When a written put option is exercised, the premium reduces the cost basis of the security purchased by the fund.
At the initiation of the written option contract, for exchange traded options, the fund is required to deposit securities or cash as collateral with the custodian for the benefit of the broker or directly with the clearing broker, based on the type of option. For uncleared options, the fund may post collateral subject to the terms of an ISDA Master Agreement as generally described above if the market value of the options contract moves against it. The fund, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities underlying the written option. Losses from writing options can exceed the premium received and can exceed the potential loss from an ordinary buy and sell transaction. Although the fund’s market risk may be significant, the maximum counterparty credit risk to the fund is equal to the market value of any collateral posted to the broker. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
22

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell securities on a when-issued or delayed delivery basis.  In these extended settlement transactions, the receipt or delivery of the securities by the fund and related payments occur at a future date, usually beyond the customary settlement period. The price of such security and the date that the security will be settled are generally fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and for debt securities no interest accrues to the fund until settlement takes place. When the fund sells securities on a when-issued or delayed delivery basis, the fund typically owns or has the right to acquire securities equivalent in kind and amount to the securities sold. Purchase and sale commitments for when-issued or delayed delivery securities are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy, and included in When-issued investments purchased and When-issued investments sold in the Statement of Assets and Liabilities, as applicable. Losses may arise due to changes in the value of the underlying securities prior to settlement date or if the counterparty does not perform under the contract’s terms, or if the issuer does not issue the securities due to political, economic or other factors.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the
23

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$5,480,909
Long-term capital gains	8,957,384
Total distributions	$14,438,293
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$148,548,393
Gross appreciation	353,026
Gross depreciation	(14,474,565)
Net unrealized appreciation (depreciation)	$(14,121,539)
As of 12/31/22
Undistributed ordinary income	5,099,066
Capital loss carryforwards	(11,324,231)
Net unrealized appreciation (depreciation)	(22,522,615)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(5,231,253)
Long-Term	(6,092,978)
Total	$(11,324,231)
24

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$3,863,350
Service Class	—	10,574,943
Total	$—	$14,438,293
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.60%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $8,573, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.59% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.63% of average daily net assets for the Initial Class shares and 0.88% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $52,196, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $919, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $174.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0222% of the fund's average daily net assets.
25

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$7,300,682	$7,421,881
Non-U.S. Government securities	40,258,580	39,572,789
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	141,692	$1,335,899	154,018	$1,628,859
Service Class	725,058	6,703,922	4,514,529	50,204,109
	866,750	$8,039,821	4,668,547	$51,832,968
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	412,311	$3,863,350
Service Class	—	—	1,145,714	10,574,943
	—	$—	1,558,025	$14,438,293
Shares reacquired
Initial Class	(355,945)	$(3,340,733)	(723,799)	$(7,198,182)
Service Class	(825,364)	(7,625,740)	(8,195,309)	(83,714,042)
	(1,181,309)	$(10,966,473)	(8,919,108)	$(90,912,224)
Net change
Initial Class	(214,253)	$(2,004,834)	(157,470)	$(1,705,973)
Service Class	(100,306)	(921,818)	(2,535,066)	(22,934,990)
	(314,559)	$(2,926,652)	(2,692,536)	$(24,640,963)
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $342 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
26

MFS Corporate Bond Portfolio
Notes to Financial Statements (unaudited) - continued
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$3,562,231	$25,928,099	$26,716,971	$405	$(171)	$2,773,593
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$91,229	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
27

MFS Corporate Bond Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Corporate Bond Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
29

Semiannual Report
June 30, 2023
MFS®  Emerging Markets
Equity Portfolio
MFS® Variable Insurance Trust II
FCE-SEM

MFS® Emerging Markets Equity Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Emerging Markets Equity Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Taiwan Semiconductor Manufacturing Co. Ltd.	8.5%
Samsung Electronics Co. Ltd.	6.4%
Tencent Holdings Ltd.	5.4%
Alibaba Group Holding Ltd.	3.3%
Ping An Insurance Co. of China Ltd., “H”	2.1%
HDFC Bank Ltd.	2.1%
Yum China Holdings, Inc.	2.0%
Tata Consultancy Services Ltd.	1.9%
Hon Hai Precision Industry Co. Ltd.	1.9%
Credicorp Ltd.	1.7%
GICS equity sectors (g)
Information Technology	23.2%
Financials	21.2%
Consumer Discretionary	13.1%
Communication Services	11.9%
Consumer Staples	9.6%
Energy	6.4%
Materials	4.8%
Industrials	2.8%
Real Estate	2.4%
Health Care	1.2%
Utilities	0.8%
Issuer country weightings (x)
China	28.6%
South Korea	13.7%
India	13.3%
Taiwan	11.8%
Brazil	8.2%
Hong Kong	3.5%
Mexico	2.9%
United States	2.6%
South Africa	2.1%
Other Countries	13.3%
Currency exposure weightings (y)
Hong Kong Dollar	22.5%
South Korean Won	13.7%
Indian Rupee	12.8%
Taiwan Dollar	11.8%
Brazilian Real	8.2%
Chinese Renminbi	7.6%
United States Dollar	6.7%
Euro	3.6%
Mexican Peso	2.9%
Other Currencies	10.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Emerging Markets Equity Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	1.23%	$1,000.00	$1,091.23	$6.38
	Hypothetical (h)	1.23%	$1,000.00	$1,018.70	$6.16
Service Class	Actual	1.48%	$1,000.00	$1,090.26	$7.67
	Hypothetical (h)	1.48%	$1,000.00	$1,017.46	$7.40
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Emerging Markets Equity Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.4%
Alcoholic Beverages – 4.3%
Ambev S.A., ADR	140,003	$ 445,209
China Resources Beer Holdings Co. Ltd.	44,000	290,885
Jiangsu Yanghe Brewery JSC Ltd., “A”	4,200	76,132
Kweichow Moutai Co. Ltd., “A”	2,000	466,341
Wuliangye Yibin Co. Ltd., “A”	11,100	250,698
		$1,529,265
Automotive – 2.5%
BYD Co. Ltd.	6,500	$ 207,889
Hero MotoCorp Ltd.	5,886	209,237
Mahindra & Mahindra Ltd.	26,701	473,638
		$890,764
Biotechnology – 0.8%
Hugel, Inc. (a)	3,236	$ 270,148
Brokerage & Asset Managers – 1.2%
B3 Brasil Bolsa Balcao S.A.	140,100	$ 427,480
Moscow Exchange MICEX-RTS PJSC (a)(u)	369,124	0
		$427,480
Business Services – 4.5%
Infosys Ltd.	26,796	$ 434,314
Kingsoft Cloud Holdings, ADR (a)(l)	15,424	94,086
Tata Consultancy Services Ltd.	17,081	689,199
Tech Mahindra Ltd.	28,702	395,650
		$1,613,249
Chemicals – 1.5%
UPL Ltd.	64,386	$ 540,212
Computer Software - Systems – 8.3%
Hon Hai Precision Industry Co. Ltd.	187,000	$ 680,634
Samsung Electronics Co. Ltd.	41,128	2,266,829
		$2,947,463
Conglomerates – 0.6%
LG Corp.	3,115	$ 209,037
Construction – 4.1%
Anhui Conch Cement Co. Ltd.	74,500	$ 198,325
Gree Electric Appliances, Inc., “A”	64,800	325,693
Midea Group Co. Ltd., “A”	37,700	306,851
Techtronic Industries Co. Ltd.	42,500	465,041
Zhejiang Supor Co. Ltd., “A”	25,200	173,457
		$1,469,367
Consumer Products – 0.3%
AmorePacific Corp.	1,471	$ 108,959
3

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electronics – 8.8%
SK Hynix, Inc.	1,242	$ 109,513
Taiwan Semiconductor Manufacturing Co. Ltd.	162,258	3,023,731
		$3,133,244
Energy - Independent – 0.6%
Reliance Industries Ltd.	7,311	$ 227,959
Energy - Integrated – 4.7%
China Petroleum & Chemical Corp.	688,000	$ 404,720
Galp Energia SGPS S.A., “B”	44,079	515,622
LUKOIL PJSC (a)(u)	6,698	0
Petroleo Brasileiro S.A., ADR	40,040	553,753
Petroleo Brasileiro S.A., ADR	14,833	183,484
		$1,657,579
Engineering - Construction – 0.6%
Doosan Bobcat, Inc.	4,734	$ 211,769
Food & Beverages – 3.5%
Gruma S.A.B. de C.V.	23,417	$ 375,914
Inner Mongolia Yili Industrial Group Co. Ltd., “A”	123,741	483,746
Orion Corp.	2,489	226,676
Tingyi (Cayman Islands) Holding Corp.	96,000	149,219
		$1,235,555
Food & Drug Stores – 0.3%
BIM Birlesik Magazalar A.S.	19,091	$ 125,115
Forest & Paper Products – 0.7%
Suzano S.A.	28,000	$ 258,586
Insurance – 5.9%
AIA Group Ltd.	50,000	$ 510,159
Discovery Ltd. (a)	32,503	251,873
Ping An Insurance Co. of China Ltd., “H”	116,500	746,437
Prudential PLC	7,538	106,120
Samsung Fire & Marine Insurance Co. Ltd.	2,856	499,789
		$2,114,378
Internet – 8.8%
Baidu, Inc., ADR (a)	828	$ 113,361
MakeMyTrip Ltd. (a)	6,126	165,280
NAVER Corp.	3,294	461,202
NetEase, Inc., ADR	4,892	473,008
Tencent Holdings Ltd.	45,000	1,915,314
		$3,128,165
Leisure & Toys – 0.2%
NCsoft Corp.	388	$ 87,545
Machinery & Tools – 1.4%
Delta Electronics, Inc.	45,000	$ 500,368
4

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Major Banks – 3.2%
Banco Bradesco S.A., ADR	69,036	$ 238,864
Bandhan Bank Ltd. (a)	78,041	230,861
Erste Group Bank AG	10,806	378,390
Nedbank Group Ltd.	22,599	274,460
		$1,122,575
Medical & Health Technology & Services – 0.1%
Burning Rock Biotech Ltd., ADR (a)(l)	19,136	$ 41,716
Metals & Mining – 1.8%
PT United Tractors Tbk	247,700	$ 388,622
Vale S.A., ADR	18,004	241,614
		$630,236
Natural Gas - Distribution – 0.8%
China Resources Gas Group Ltd.	85,600	$ 293,497
Network & Telecom – 0.2%
GDS Holdings Ltd., “A” (a)	23,000	$ 31,406
GDS Holdings Ltd., ADR (a)	4,192	46,070
		$77,476
Other Banks & Diversified Financials – 11.2%
Bangkok Bank Public Co. Ltd.	37,600	$ 169,150
China Construction Bank Corp.	837,670	543,193
China Merchants Bank Co Ltd. “A”	44,100	199,765
Credicorp Ltd.	4,074	601,485
Emirates NBD PJSC	66,258	267,882
Grupo Financiero Inbursa S.A. de C.V. (a)	36,961	87,798
HDFC Bank Ltd.	35,149	730,284
KB Financial Group, Inc.	8,940	323,974
Komercní banka A.S.	1,827	55,727
Kotak Mahindra Bank Ltd.	23,537	529,793
Muthoot Finance Ltd.	6,897	104,221
Sberbank of Russia PJSC (a)(u)	286,804	0
SK Square Co. Ltd. (a)	3,011	101,497
Tisco Financial Group PCL	92,800	253,888
		$3,968,657
Pharmaceuticals – 0.3%
Genomma Lab Internacional S.A., “B”	148,741	$ 114,703
Precious Metals & Minerals – 0.9%
Gold Fields Ltd., ADR	15,746	$ 217,767
Polymetal International PLC (a)	35,382	86,276
		$304,043
Real Estate – 2.1%
Emaar Properties PJSC	258,010	$ 452,888
ESR Group Ltd.	97,600	168,026
Hang Lung Properties Ltd.	75,000	115,812
		$736,726
Restaurants – 2.0%
Yum China Holdings, Inc.	12,570	$ 710,205
5

MFS Emerging Markets Equity Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 0.5%
Saudi Basic Industries Corp.	7,083	$ 166,561
Specialty Stores – 7.4%
Alibaba Group Holding Ltd. (a)	111,848	$ 1,163,227
JD.com, Inc., “A”	8,880	151,069
JD.com, Inc., ADR	550	18,771
Lojas Renner S.A.	110,117	459,952
Multiplan Empreendimentos Imobiliarios S.A.	18,623	107,618
Vipshop Holdings Ltd., ADR (a)	18,112	298,848
Walmart de Mexico S.A.B. de C.V.	110,485	437,112
		$2,636,597
Telecommunications - Wireless – 2.3%
Advanced Info Service Public Co. Ltd.	30,900	$ 186,507
Etihad Etisalat Co.	25,603	326,974
PT Telekom Indonesia	1,082,600	288,838
		$802,319
Telephone Services – 1.0%
Hellenic Telecommunications Organization S.A.	21,632	$ 370,832
Total Common Stocks (Identified Cost, $29,282,799)		$34,662,350
Investment Companies (h) – 2.5%
Money Market Funds – 2.5%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $880,843)	880,767	$ 880,943
Collateral for Securities Loaned – 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11% (j) (Identified Cost, $48,612)	48,612	$ 48,612
Other Assets, Less Liabilities – (0.0)%		(14,797)
Net Assets – 100.0%		$35,577,108
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $880,943 and $34,710,962, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
PCL	Public Company Limited
See Notes to Financial Statements
6

MFS Emerging Markets Equity Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $47,437 of securities on loan (identified cost, $29,331,411)	$34,710,962
Investments in affiliated issuers, at value (identified cost, $880,843)	880,943
Foreign currency, at value (identified cost, $39,676)	39,680
Receivables for
Investments sold	34,402
Fund shares sold	5,042
Interest and dividends	174,379
Receivable from investment adviser	13,438
Other assets	195
Total assets	$35,859,041
Liabilities
Payables for
Fund shares reacquired	$5,574
Collateral for securities loaned, at value	48,612
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	2
Distribution and/or service fees	265
Payable for independent Trustees' compensation	71
Deferred foreign capital gains tax expense payable	75,658
Accrued expenses and other liabilities	151,655
Total liabilities	$281,933
Net assets	$35,577,108
Net assets consist of
Paid-in capital	$31,089,994
Total distributable earnings (loss)	4,487,114
Net assets	$35,577,108
Shares of beneficial interest outstanding	2,890,740
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$16,194,942	1,302,091	$12.44
Service Class	19,382,166	1,588,649	12.20
See Notes to Financial Statements
7

MFS Emerging Markets Equity Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$926,401
Dividends from affiliated issuers	13,706
Other	3,065
Income on securities loaned	276
Foreign taxes withheld	(86,705)
Total investment income	$856,743
Expenses
Management fee	$187,390
Distribution and/or service fees	24,681
Shareholder servicing costs	1,215
Administrative services fee	8,679
Independent Trustees' compensation	1,537
Custodian fee	54,673
Shareholder communications	1,564
Audit and tax fees	43,259
Legal fees	136
Miscellaneous	12,618
Total expenses	$335,752
Reduction of expenses by investment adviser	(91,290)
Net expenses	$244,462
Net investment income (loss)	$612,281
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $27,774 foreign capital gains tax)	$462,110
Affiliated issuers	17
Foreign currency	(8,258)
Net realized gain (loss)	$453,869
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $4,437 increase in deferred foreign capital gains tax)	$2,052,316
Affiliated issuers	(132)
Translation of assets and liabilities in foreign currencies	617
Net unrealized gain (loss)	$2,052,801
Net realized and unrealized gain (loss)	$2,506,670
Change in net assets from operations	$3,118,951
See Notes to Financial Statements
8

MFS Emerging Markets Equity Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$612,281	$604,023
Net realized gain (loss)	453,869	(1,129,731)
Net unrealized gain (loss)	2,052,801	(8,271,401)
Change in net assets from operations	$3,118,951	$(8,797,109)
Total distributions to shareholders	$—	$(4,082,042)
Change in net assets from fund share transactions	$(2,223,523)	$3,214,089
Total change in net assets	$895,428	$(9,665,062)
Net assets
At beginning of period	34,681,680	44,346,742
At end of period	$35,577,108	$34,681,680
See Notes to Financial Statements
9

MFS Emerging Markets Equity Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$11.39	$16.03	$17.28	$17.04	$14.75	$17.19
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.23	$0.20	$0.14	$0.28	$0.11
Net realized and unrealized gain (loss)	0.83	(3.36)	(1.36)	1.47	2.63	(2.49)
Total from investment operations	$1.05	$(3.13)	$(1.16)	$1.61	$2.91	$(2.38)
Less distributions declared to shareholders
From net investment income	$—	$(0.57)	$(0.09)	$(0.50)	$(0.11)	$(0.06)
From net realized gain	—	(0.94)	(0.00)(w)	(0.87)	(0.51)	—
Total distributions declared to shareholders	$—	$(1.51)	$(0.09)	$(1.37)	$(0.62)	$(0.06)
Net asset value, end of period (x)	$12.44	$11.39	$16.03	$17.28	$17.04	$14.75
Total return (%) (k)(r)(s)(x)	9.22(n)	(19.79)	(6.75)	10.63	20.45	(13.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.74(a)	1.82	1.62	1.73	1.55	1.50
Expenses after expense reductions	1.23(a)	1.23	1.23	1.23	1.29	1.37
Net investment income (loss)	3.58(a)	1.78	1.16	0.94	1.76	0.65
Portfolio turnover	14(n)	37	41	48	21	31
Net assets at end of period (000 omitted)	$16,195	$15,452	$19,498	$20,335	$21,065	$20,887

See Notes to Financial Statements
10

MFS Emerging Markets Equity Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$11.19	$15.76	$16.99	$16.78	$14.53	$16.94
Income (loss) from investment operations
Net investment income (loss) (d)	$0.20	$0.19	$0.15	$0.11	$0.24	$0.07
Net realized and unrealized gain (loss)	0.81	(3.30)	(1.33)	1.43	2.58	(2.46)
Total from investment operations	$1.01	$(3.11)	$(1.18)	$1.54	$2.82	$(2.39)
Less distributions declared to shareholders
From net investment income	$—	$(0.52)	$(0.05)	$(0.46)	$(0.06)	$(0.02)
From net realized gain	—	(0.94)	(0.00)(w)	(0.87)	(0.51)	—
Total distributions declared to shareholders	$—	$(1.46)	$(0.05)	$(1.33)	$(0.57)	$(0.02)
Net asset value, end of period (x)	$12.20	$11.19	$15.76	$16.99	$16.78	$14.53
Total return (%) (k)(r)(s)(x)	9.03(n)	(19.94)	(6.97)	10.33	20.11	(14.13)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.99(a)	2.07	1.87	1.98	1.80	1.75
Expenses after expense reductions	1.48(a)	1.48	1.48	1.48	1.54	1.62
Net investment income (loss)	3.31(a)	1.51	0.90	0.71	1.52	0.40
Portfolio turnover	14(n)	37	41	48	21	31
Net assets at end of period (000 omitted)	$19,382	$19,230	$24,849	$25,643	$25,616	$23,973
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Emerging Markets Equity Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
12

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
China	$2,475,840	$7,698,089	$—	$10,173,929
South Korea	929,757	3,947,181	—	4,876,938
India	1,194,944	3,535,704	—	4,730,648
Taiwan	—	4,204,733	—	4,204,733
Brazil	2,916,560	—	—	2,916,560
Hong Kong	115,812	1,143,226	—	1,259,038
Mexico	1,015,527	—	—	1,015,527
South Africa	744,100	—	—	744,100
United Arab Emirates	267,882	452,888	—	720,770
Other Countries	3,021,940	998,167	0	4,020,107
Mutual Funds	929,555	—	—	929,555
Total	$13,611,917	$21,979,988	$0	$35,591,905
For further information regarding security characteristics, see the Portfolio of Investments. At June 30, 2023, the fund held three level 3 securities valued at $0, which were also held and valued at $0 at December 31, 2022.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from
13

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $47,437. The fair value of the fund's investment securities on loan and a related liability of $48,612 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$1,898,969
Long-term capital gains	2,183,073
Total distributions	$4,082,042
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/23
Cost of investments	$31,409,359
Gross appreciation	8,456,358
Gross depreciation	(4,273,812)
Net unrealized appreciation (depreciation)	$4,182,546
As of 12/31/22
Undistributed ordinary income	449,252
Capital loss carryforwards	(1,130,849)
Other temporary differences	(76,165)
Net unrealized appreciation (depreciation)	2,125,925
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(449,011)
Long-Term	(681,838)
Total	$(1,130,849)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$1,838,043
Service Class	—	2,243,999
Total	$—	$4,082,042
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $500 million	1.05%
In excess of $500 million	1.00%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $2,292, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 1.04% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 1.23% of average daily net assets for the Initial Class shares and 1.48% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $88,998, which is included in the reduction of total expenses in the Statement of Operations.
15

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $1,017, which equated to 0.0057% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $198.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0486% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $3,040, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $5,032,589 and $7,095,549, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	31,960	$383,862	136,399	$1,835,586
Service Class	46,479	552,972	199,460	2,545,499
	78,439	$936,834	335,859	$4,381,085
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	157,772	$1,838,043
Service Class	—	—	195,982	2,243,999
	—	$—	353,754	$4,082,042
16

MFS Emerging Markets Equity Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(86,055)	$(1,049,034)	(154,707)	$(2,042,596)
Service Class	(176,261)	(2,111,323)	(253,766)	(3,206,442)
	(262,316)	$(3,160,357)	(408,473)	$(5,249,038)
Net change
Initial Class	(54,095)	$(665,172)	139,464	$1,631,033
Service Class	(129,782)	(1,558,351)	141,676	1,583,056
	(183,877)	$(2,223,523)	281,140	$3,214,089
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Growth Allocation Portfolio was the owner of record of approximately 7% of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $89 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$693,445	$3,636,755	$3,449,142	$17	$(132)	$880,943
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$13,706	$—
(8)  Russia and Ukraine Conflict
The fund invests in securities and/or derivative instruments that are economically tied to Russia and/or Ukraine. Escalation of the conflict between Russia and Ukraine in late February 2022 caused market volatility and disruption in the tradability of Russian securities, including closure of the local securities market, temporary restriction on securities sales by non-residents, and disruptions to clearance and payment systems. To the extent that the fund is unable to sell securities, whether due to market constraints or to the sanctions imposed on Russia by the United States and other countries, those securities are considered illiquid and the value of those securities reflects their illiquid classification. Management continues to monitor these events and to evaluate the related impacts on fund performance.
17

MFS Emerging Markets Equity Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Emerging Markets Equity Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2023
MFS®  Global
Governments Portfolio
MFS® Variable Insurance Trust II
WGS-SEM

MFS® Global Governments Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Governments Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	49.3%
U.S. Treasury Securities	49.0%
Emerging Markets Bonds	10.1%
Mortgage-Backed Securities	0.4%
Municipal Bonds	0.3%
Investment Grade Corporates	0.2%
Commercial Mortgage-Backed Securities	0.2%
U.S. Government Agencies	0.2%
Composition including fixed income credit quality (a)(i)
AAA	11.8%
AA	8.9%
A	16.2%
BBB	12.1%
BB	4.2%
U.S. Government	36.8%
Federal Agencies	0.6%
Not Rated	19.1%
Cash & Cash Equivalents	2.9%
Other (q)	(12.6)%
Portfolio facts
Average Duration (d)	7.8
Average Effective Maturity (m)	9.1 yrs.
Issuer country weightings (i)(x)
United States	40.6%
Japan	16.8%
Spain	7.6%
Italy	4.5%
New Zealand	4.4%
Belgium	4.2%
United Kingdom	4.0%
South Korea	3.7%
Canada	3.6%
Other Countries	10.6%
Currency exposure weightings (i)(y)
United States Dollar	50.2%
Euro	21.8%
Japanese Yen	18.0%
British Pound Sterling	5.7%
Canadian Dollar	2.0%
Australian Dollar	1.7%
Brazilian Real	1.0%
Chinese Yuan Offshore	(1.0)%
New Zealand Dollar	(1.6)%
Other Currencies	2.2%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
1

MFS Global Governments Portfolio
Portfolio Composition - continued
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

MFS Global Governments Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.76%	$1,000.00	$994.19	$3.76
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81
Service Class	Actual	1.01%	$1,000.00	$992.89	$4.99
	Hypothetical (h)	1.01%	$1,000.00	$1,019.79	$5.06
(h)	5% fund return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.69%, $3.41, and $3.46 for Initial Class and 0.94%, $4.64, and $4.71 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
3

MFS Global Governments Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.9%
Foreign Bonds – 59.1%
Australia – 0.9%
Commonwealth of Australia, 3.25%, 4/21/2029	AUD	220,000	$ 141,102
Commonwealth of Australia, 3.75%, 4/21/2037		500,000	318,550
Commonwealth of Australia, 3.25%, 6/21/2039		565,000	332,824
			$792,476
Belgium – 4.2%
Kingdom of Belgium, 1%, 6/22/2031	EUR	1,915,000	$ 1,806,226
Kingdom of Belgium, 1.25%, 4/22/2033 (n)		960,000	897,074
Kingdom of Belgium, 0.4%, 6/22/2040		925,000	631,627
Kingdom of Belgium, 1.6%, 6/22/2047		590,000	460,213
			$3,795,140
Brazil – 1.4%
Federative Republic of Brazil, 10%, 1/01/2027	BRL	4,000,000	$ 829,091
Federative Republic of Brazil, 10%, 1/01/2029		2,000,000	407,914
			$1,237,005
Canada – 3.6%
Government of Canada, 3.5%, 3/01/2028	CAD	910,000	$ 681,578
Government of Canada, 1.25%, 6/01/2030		1,925,000	1,263,431
Government of Canada, 2%, 6/01/2032		655,000	444,861
Government of Canada, 5%, 6/01/2037		810,000	729,945
Government of Canada, 2%, 12/01/2051		201,000	120,038
			$3,239,853
France – 0.6%
Republic of France, 0.75%, 5/25/2052	EUR	210,000	$ 124,595
Republic of France, 4%, 4/25/2055 (n)		315,000	391,959
			$516,554
Greece – 2.8%
Hellenic Republic (Republic of Greece), 0.75%, 6/18/2031 (n)	EUR	2,870,000	$ 2,505,709
Italy – 4.5%
Republic of Italy, 1.6%, 6/01/2026	EUR	500,000	$ 513,611
Republic of Italy, 3%, 8/01/2029		335,000	350,766
Republic of Italy, 0.6%, 8/01/2031 (n)		1,125,000	953,094
Republic of Italy, 2.45%, 9/01/2033		830,000	789,916
Republic of Italy, 3.35%, 3/01/2035 (n)		1,395,000	1,413,385
			$4,020,772
Japan – 16.8%
Government of Japan, 2.1%, 12/20/2027	JPY	1,400,000,000	$10,597,776
Government of Japan, 0.4%, 9/20/2040		360,000,000	2,299,414
Government of Japan, 1.5%, 12/20/2044		97,000,000	730,093
Government of Japan, 0.6%, 9/20/2050		96,000,000	568,502
Government of Japan, 1.9%, 3/20/2053		50,000,000	401,670
Government of Japan, 0.9%, 3/20/2057		81,000,000	500,988
			$15,098,443
4

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Foreign Bonds – continued
Mexico – 1.1%
United Mexican States, 7.5%, 6/03/2027	MXN	9,000,000	$ 499,977
United Mexican States, 7.5%, 5/26/2033		9,000,000	484,066
			$984,043
New Zealand – 4.3%
Government of New Zealand, 4.5%, 5/15/2030	NZD	3,640,000	$ 2,222,229
Government of New Zealand, 3.5%, 4/14/2033		2,950,000	1,650,320
			$3,872,549
Peru – 0.6%
Republic of Peru, 6.95%, 8/12/2031	PEN	2,000,000	$ 558,736
South Korea – 3.7%
Republic of Korea, 2.125%, 6/10/2027	KRW	1,500,000,000	$ 1,073,477
Republic of Korea, 2.625%, 6/10/2028		1,750,000,000	1,263,897
Republic of Korea, 1.375%, 6/10/2030		1,500,000,000	975,679
			$3,313,053
Spain – 7.5%
Kingdom of Spain, 0.35%, 7/30/2023	EUR	2,600,000	$ 2,829,580
Kingdom of Spain, 3.8%, 4/30/2024		1,000,000	1,091,242
Kingdom of Spain, 2.55%, 10/31/2032		1,430,000	1,461,786
Kingdom of Spain, 4.7%, 7/30/2041		615,000	756,538
Kingdom of Spain, 5.15%, 10/31/2044		78,000	101,860
Kingdom of Spain, 1%, 10/31/2050		790,000	459,868
			$6,700,874
Sweden – 2.7%
Kingdom of Sweden, 0.75%, 5/12/2028	SEK	20,000,000	$ 1,683,725
Kingdom of Sweden, 1.75%, 11/11/2033		9,000,000	776,395
			$2,460,120
United Kingdom – 4.0%
United Kingdom Treasury, 0.75%, 7/22/2023	GBP	1,000,000	$ 1,266,963
United Kingdom Treasury, 0.875%, 7/31/2033		720,000	655,163
United Kingdom Treasury, 1.75%, 9/07/2037		792,000	718,861
United Kingdom Treasury, 3.75%, 7/22/2052		349,000	395,392
United Kingdom Treasury, 4%, 1/22/2060		275,000	333,617
United Kingdom Treasury, 3.5%, 7/22/2068		165,000	182,212
			$3,552,208
Uruguay – 0.4%
Oriental Republic of Uruguay, 8.25%, 5/21/2031	UYU	15,991,000	$ 391,412
Total Foreign Bonds			$53,038,947
U.S. Bonds – 37.8%
Asset-Backed & Securitized – 0.2%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.135%, 11/15/2054 (i)		$1,029,028	$ 53,892
Arbor Multi-Family Mortgage Securities Trust, 2021-MF3, “XA”, 0.741%, 10/15/2054 (i)(n)		3,163,324	125,601
			$179,493
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029		$158,000	$ 136,746
5

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Bonds – continued
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$33,000	$ 31,679
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	42,000	39,284
		$70,963
Mortgage-Backed – 0.4%
Freddie Mac, 1.262%, 9/25/2030 (i)	$329,805	$ 22,878
Freddie Mac, 0.632%, 9/25/2031 (i)	2,295,212	77,464
Freddie Mac, 0.955%, 9/25/2031 (i)	706,831	39,564
Freddie Mac, 0.441%, 11/25/2031 (i)	3,422,551	83,568
Freddie Mac, 0.597%, 12/25/2031 (i)	3,444,413	115,967
Freddie Mac, 0.665%, 12/25/2031 (i)	568,544	21,741
		$361,182
Municipals – 0.3%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$60,000	$ 60,000
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	100,000	90,533
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	80,000	76,789
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	65,000	60,129
		$287,451
U.S. Government Agencies and Equivalents – 0.2%
Small Business Administration, 4.57%, 6/01/2025	$756	$ 745
Small Business Administration, 5.09%, 10/01/2025	693	673
Small Business Administration, 5.21%, 1/01/2026	11,832	11,602
Small Business Administration, 2.22%, 3/01/2033	187,121	168,332
		$181,352
U.S. Treasury Obligations – 36.4%
U.S. Treasury Bill, 0%, 8/10/2023	$2,000,000	$ 1,989,165
U.S. Treasury Bonds, 0.25%, 6/15/2024	2,350,000	2,237,549
U.S. Treasury Bonds, 3.125%, 8/31/2029	3,015,000	2,863,661
U.S. Treasury Bonds, 3.5%, 2/15/2033	4,300,000	4,188,469
U.S. Treasury Bonds, 4.5%, 8/15/2039 (f)	3,856,400	4,145,329
U.S. Treasury Bonds, 2.75%, 11/15/2042	1,976,000	1,625,337
U.S. Treasury Bonds, 2.5%, 2/15/2045	1,160,000	898,094
U.S. Treasury Bonds, 3%, 2/15/2049	2,570,000	2,173,356
U.S. Treasury Notes, 2.375%, 5/15/2027	4,010,000	3,733,999
U.S. Treasury Notes, 2.875%, 8/15/2028	6,910,000	6,508,896
U.S. Treasury Notes, 1.25%, 8/15/2031	2,875,000	2,359,297
		$32,723,152
Total U.S. Bonds		$33,940,339
Total Bonds (Identified Cost, $92,171,279)		$86,979,286
Investment Companies (h) – 2.9%
Money Market Funds – 2.9%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $2,604,610)	2,604,613	$ 2,605,134
Other Assets, Less Liabilities – 0.2%		210,235
Net Assets – 100.0%		$89,794,655
6

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,605,134 and $86,979,286, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $6,286,822, representing 7.0% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNH	Chinese Yuan Renminbi (Offshore)
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
SEK	Swedish Krona
TWD	Taiwan Dollar
UYU	Uruguayan Peso
Derivative Contracts at 6/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
AUD	339,030	USD	225,705	HSBC Bank	7/21/2023	$241
CAD	306,958	USD	229,879	Brown Brothers Harriman	7/21/2023	1,885
CAD	60,313	USD	44,909	HSBC Bank	7/21/2023	629
CAD	618,212	USD	463,771	Merrill Lynch International	7/21/2023	3,000
CAD	731,150	USD	537,162	Morgan Stanley Capital Services, Inc.	7/21/2023	14,882
CAD	1,492,324	USD	1,112,405	State Street Bank Corp.	7/21/2023	14,352
CAD	559,775	USD	418,886	UBS AG	7/21/2023	3,764
EUR	367,116	USD	396,494	Morgan Stanley Capital Services, Inc.	7/21/2023	4,413
EUR	896,759	USD	969,002	State Street Bank Corp.	7/21/2023	10,301
GBP	646,512	USD	816,085	Brown Brothers Harriman	7/21/2023	5,074
GBP	65,531	USD	81,225	Morgan Stanley Capital Services, Inc.	7/21/2023	2,008
GBP	727,802	USD	903,629	UBS AG	7/21/2023	20,781
USD	1,235,602	AUD	1,838,163	Merrill Lynch International	7/21/2023	10,558
USD	2,931,752	AUD	4,344,407	Morgan Stanley Capital Services, Inc.	7/21/2023	36,421
USD	457,965	CNH	3,196,076	Goldman Sachs International	7/21/2023	17,786
USD	449,505	CNH	3,189,446	State Street Bank Corp.	7/21/2023	10,240
USD	46,063	DKK	310,777	HSBC Bank	7/21/2023	475
USD	964,137	EUR	882,723	Brown Brothers Harriman	7/21/2023	162
USD	477,960	EUR	435,343	Deutsche Bank AG	7/21/2023	2,546
USD	1,307,294	EUR	1,187,553	HSBC Bank	7/21/2023	10,431
7

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives - continued
USD	363,185	EUR	328,781	Merrill Lynch International	7/21/2023	$4,140
USD	315,288	EUR	287,441	State Street Bank Corp.	7/21/2023	1,390
USD	495,916	EUR	450,096	UBS AG	7/21/2023	4,390
USD	2,098,497	JPY	295,204,946	Brown Brothers Harriman	7/21/2023	47,743
USD	438,669	JPY	59,844,972	Morgan Stanley Capital Services, Inc.	7/21/2023	22,932
USD	3,193,697	JPY	454,290,370	State Street Bank Corp.	7/21/2023	37,795
USD	1,981,283	JPY	269,597,973	UBS AG	7/21/2023	108,418
USD	797,680	KRW	972,300,000	Barclays Bank PLC	8/01/2023	58,867
USD	2,317,116	KRW	3,042,419,644	Citibank N.A.	7/10/2023	7,704
USD	2,320,730	KRW	3,042,419,644	Citibank N.A.	10/05/2023	133
USD	229,489	NOK	2,406,908	HSBC Bank	7/21/2023	5,122
USD	229,094	NOK	2,430,497	Merrill Lynch International	7/21/2023	2,528
USD	227,956	NOK	2,440,582	Morgan Stanley Capital Services, Inc.	7/21/2023	450
USD	432,659	NZD	704,004	Morgan Stanley Capital Services, Inc.	7/21/2023	642
USD	1,011,922	NZD	1,630,587	State Street Bank Corp.	7/21/2023	11,301
USD	36,715	SEK	377,997	Brown Brothers Harriman	7/21/2023	1,643
USD	185,559	SEK	1,907,565	Citibank N.A.	7/21/2023	8,567
USD	730,331	SEK	7,684,032	HSBC Bank	7/21/2023	17,373
USD	481,255	SEK	4,953,710	State Street Bank Corp.	7/21/2023	21,628
USD	950	TWD	29,000	Barclays Bank PLC	8/03/2023	16
						$532,731
Liability Derivatives
AUD	27,593	USD	18,471	Brown Brothers Harriman	7/21/2023	$(81)
AUD	1,797,036	USD	1,212,279	HSBC Bank	7/21/2023	(14,645)
AUD	1,805,665	USD	1,227,889	Morgan Stanley Capital Services, Inc.	7/21/2023	(24,504)
AUD	4,932,924	USD	3,327,322	State Street Bank Corp.	7/21/2023	(39,774)
CAD	448,850	USD	339,435	Brown Brothers Harriman	7/21/2023	(537)
DKK	1,795,991	USD	265,753	State Street Bank Corp.	7/21/2023	(2,300)
EUR	467,341	USD	514,789	Brown Brothers Harriman	7/21/2023	(4,430)
EUR	5,808,250	USD	6,396,595	HSBC Bank	7/21/2023	(53,713)
EUR	219,922	USD	243,351	JPMorgan Chase Bank N.A.	7/21/2023	(3,187)
EUR	588,624	USD	650,971	UBS AG	7/21/2023	(8,166)
GBP	35,267	USD	44,848	Barclays Bank PLC	7/21/2023	(54)
GBP	762,770	USD	978,804	JPMorgan Chase Bank N.A.	7/21/2023	(9,981)
GBP	380,932	USD	485,881	Morgan Stanley Capital Services, Inc.	7/21/2023	(2,045)
JPY	38,077,468	USD	267,436	Deutsche Bank AG	7/21/2023	(2,916)
JPY	74,649,174	USD	521,721	Merrill Lynch International	7/21/2023	(3,142)
JPY	643,555,575	USD	4,679,890	Morgan Stanley Capital Services, Inc.	7/21/2023	(209,185)
JPY	471,455,069	USD	3,588,352	UBS AG	7/21/2023	(313,210)
KRW	3,042,419,644	USD	2,310,070	Citibank N.A.	7/10/2023	(658)
NOK	7,408,446	USD	705,837	HSBC Bank	7/21/2023	(15,237)
NZD	29,670	USD	18,394	Morgan Stanley Capital Services, Inc.	7/21/2023	(187)
NZD	1,600,000	USD	994,786	State Street Bank Corp.	7/21/2023	(12,934)
SEK	480,639	USD	44,824	Brown Brothers Harriman	7/21/2023	(228)
USD	334,717	AUD	504,280	Deutsche Bank AG	7/21/2023	(1,360)
USD	740,153	AUD	1,127,196	Merrill Lynch International	7/21/2023	(11,066)
USD	27,532	AUD	41,612	Morgan Stanley Capital Services, Inc.	7/21/2023	(200)
USD	417,579	BRL	2,022,000	Banco Santander S.A	9/05/2023	(9)
USD	227,720	CAD	309,793	BNP Paribas S.A.	7/21/2023	(6,185)
USD	2,898,785	CAD	3,886,123	HSBC Bank	7/21/2023	(35,373)
USD	332,502	CAD	449,018	Merrill Lynch International	7/21/2023	(6,522)
USD	55,222	CAD	75,005	Morgan Stanley Capital Services, Inc.	7/21/2023	(1,410)
8

MFS Global Governments Portfolio
Portfolio of Investments (unaudited) – continued
Forward Foreign Currency Exchange Contracts - continued
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
USD	413,148	CAD	554,120	State Street Bank Corp.	7/21/2023	$(5,232)
USD	656,734	CAD	885,559	UBS AG	7/21/2023	(11,894)
USD	476,748	EUR	446,891	Brown Brothers Harriman	7/21/2023	(11,278)
USD	455,555	EUR	419,831	Goldman Sachs International	7/21/2023	(2,920)
USD	608,441	EUR	557,882	JPMorgan Chase Bank N.A.	7/21/2023	(792)
USD	1,085,458	EUR	1,000,369	Morgan Stanley Capital Services, Inc.	7/21/2023	(6,992)
USD	603,716	EUR	558,756	State Street Bank Corp.	7/21/2023	(6,472)
USD	382,764	GBP	305,461	Barclays Bank PLC	7/21/2023	(5,214)
USD	1,415,602	GBP	1,131,185	State Street Bank Corp.	7/21/2023	(21,158)
USD	446,214	MXN	8,215,731	HSBC Bank	7/21/2023	(32,289)
USD	141,717	MXN	2,579,555	UBS AG	7/21/2023	(8,523)
USD	222,204	NZD	370,718	Deutsche Bank AG	7/21/2023	(5,290)
USD	785,625	NZD	1,292,159	HSBC Bank	7/21/2023	(7,318)
USD	1,203,047	NZD	2,000,033	JPMorgan Chase Bank N.A.	7/21/2023	(24,287)
USD	1,106,943	NZD	1,823,124	Morgan Stanley Capital Services, Inc.	7/21/2023	(11,831)
USD	1,489,414	NZD	2,436,534	State Street Bank Corp.	7/21/2023	(5,783)
USD	994,187	SEK	10,728,482	HSBC Bank	7/21/2023	(1,249)
USD	17,854	SEK	194,487	Morgan Stanley Capital Services, Inc.	7/21/2023	(192)
						$(951,953)
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Note 10 yr	Long	USD	8	$947,500	September - 2023	$1,683
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	39	$4,378,359	September - 2023	$(78,743)
U.S. Treasury Note 5 yr	Long	USD	55	5,890,156	September - 2023	(110,534)
U.S. Treasury Ultra Bond 30 yr	Short	USD	2	272,437	September - 2023	(2,809)
						$(192,086)
At June 30, 2023, the fund had liquid securities with an aggregate value of $193,486 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
9

MFS Global Governments Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $92,171,279)	$86,979,286
Investments in affiliated issuers, at value (identified cost, $2,604,610)	2,605,134
Receivables for
Forward foreign currency exchange contracts	532,731
Net daily variation margin on open futures contracts	5,410
Fund shares sold	69,922
Interest	619,799
Receivable from investment adviser	9,487
Other assets	405
Total assets	$90,822,174
Liabilities
Payables for
Forward foreign currency exchange contracts	$951,953
Fund shares reacquired	4,344
Payable to affiliates
Administrative services fee	127
Distribution and/or service fees	7
Payable for independent Trustees' compensation	148
Accrued expenses and other liabilities	70,940
Total liabilities	$1,027,519
Net assets	$89,794,655
Net assets consist of
Paid-in capital	$109,704,336
Total distributable earnings (loss)	(19,909,681)
Net assets	$89,794,655
Shares of beneficial interest outstanding	10,494,916
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$89,305,000	10,436,466	$8.56
Service Class	489,655	58,450	8.38
See Notes to Financial Statements
10

MFS Global Governments Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$1,094,956
Dividends from affiliated issuers	85,321
Other	151
Total investment income	$1,180,428
Expenses
Management fee	$344,007
Distribution and/or service fees	642
Shareholder servicing costs	316
Administrative services fee	11,763
Independent Trustees' compensation	1,867
Custodian fee	12,522
Shareholder communications	1,299
Audit and tax fees	40,529
Legal fees	289
Miscellaneous	18,153
Total expenses	$431,387
Reduction of expenses by investment adviser	(80,241)
Net expenses	$351,146
Net investment income (loss)	$829,282
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(4,619,181)
Affiliated issuers	1,101
Futures contracts	(343,756)
Forward foreign currency exchange contracts	106,471
Foreign currency	12,351
Net realized gain (loss)	$(4,843,014)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,415,454
Affiliated issuers	(1,322)
Futures contracts	(289,840)
Forward foreign currency exchange contracts	(618,424)
Translation of assets and liabilities in foreign currencies	(5,416)
Net unrealized gain (loss)	$3,500,452
Net realized and unrealized gain (loss)	$(1,342,562)
Change in net assets from operations	$(513,280)
See Notes to Financial Statements
11

MFS Global Governments Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$829,282	$550,333
Net realized gain (loss)	(4,843,014)	(11,895,374)
Net unrealized gain (loss)	3,500,452	(9,205,589)
Change in net assets from operations	$(513,280)	$(20,550,630)
Total distributions to shareholders	$—	$(1,547,064)
Change in net assets from fund share transactions	$(2,687,881)	$(8,328,600)
Total change in net assets	$(3,201,161)	$(30,426,294)
Net assets
At beginning of period	92,995,816	123,422,110
At end of period	$89,794,655	$92,995,816
See Notes to Financial Statements
12

MFS Global Governments Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$8.61	$10.57	$11.69	$10.71	$10.34	$10.56
Income (loss) from investment operations
Net investment income (loss) (d)	$0.08	$0.05	$0.03	$0.05	$0.11	$0.11
Net realized and unrealized gain (loss)	(0.13)	(1.87)	(0.89)	1.08	0.53	(0.23)
Total from investment operations	$(0.05)	$(1.82)	$(0.86)	$1.13	$0.64	$(0.12)
Less distributions declared to shareholders
From net investment income	$—	$(0.14)	$(0.26)	$(0.15)	$(0.27)	$(0.10)
Net asset value, end of period (x)	$8.56	$8.61	$10.57	$11.69	$10.71	$10.34
Total return (%) (k)(r)(s)(x)	(0.58)(n)	(17.23)	(7.43)	10.60	6.08	(1.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.94(a)	0.93	0.89	0.90	0.88	0.87
Expenses after expense reductions	0.76(a)	0.76	0.76	0.83	0.87	0.86
Net investment income (loss)	1.81(a)	0.53	0.31	0.46	1.01	1.05
Portfolio turnover	93(n)	116	132	98	107	79
Net assets at end of period (000 omitted)	$89,305	$92,464	$122,646	$129,401	$129,565	$135,008
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$8.44	$10.35	$11.46	$10.50	$10.14	$10.34
Income (loss) from investment operations
Net investment income (loss) (d)	$0.07	$0.02	$0.01	$0.02	$0.08	$0.08
Net realized and unrealized gain (loss)	(0.13)	(1.82)	(0.89)	1.06	0.51	(0.22)
Total from investment operations	$(0.06)	$(1.80)	$(0.88)	$1.08	$0.59	$(0.14)
Less distributions declared to shareholders
From net investment income	$—	$(0.11)	$(0.23)	$(0.12)	$(0.23)	$(0.06)
Net asset value, end of period (x)	$8.38	$8.44	$10.35	$11.46	$10.50	$10.14
Total return (%) (k)(r)(s)(x)	(0.71)(n)	(17.38)	(7.72)	10.35	5.79	(1.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.19(a)	1.18	1.14	1.15	1.13	1.12
Expenses after expense reductions	1.01(a)	1.01	1.01	1.08	1.12	1.11
Net investment income (loss)	1.56(a)	0.28	0.06	0.20	0.76	0.80
Portfolio turnover	93(n)	116	132	98	107	79
Net assets at end of period (000 omitted)	$490	$532	$777	$841	$806	$826

See Notes to Financial Statements
13

MFS Global Governments Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Governments Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies
15

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$32,904,504	$—	$32,904,504
Non - U.S. Sovereign Debt	—	53,038,947	—	53,038,947
Municipal Bonds	—	287,451	—	287,451
U.S. Corporate Bonds	—	207,709	—	207,709
Residential Mortgage-Backed Securities	—	361,182	—	361,182
Commercial Mortgage-Backed Securities	—	179,493	—	179,493
Mutual Funds	2,605,134	—	—	2,605,134
Total	$2,605,134	$86,979,286	$—	$89,584,420
Other Financial Instruments
Futures Contracts – Assets	$1,683	$—	$—	$1,683
Futures Contracts – Liabilities	(192,086)	—	—	(192,086)
Forward Foreign Currency Exchange Contracts – Assets	—	532,731	—	532,731
Forward Foreign Currency Exchange Contracts – Liabilities	—	(951,953)	—	(951,953)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
16

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$1,683	$(192,086)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	532,731	(951,953)
Total		$534,414	$(1,144,039)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(343,756)	$—
Foreign Exchange	—	106,471
Total	$(343,756)	$106,471
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(289,840)	$—
Foreign Exchange	—	(618,424)
Total	$(289,840)	$(618,424)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
The following table presents the fund's derivative assets and liabilities (by type) on a gross basis as of June 30, 2023:
17

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Gross Amounts of:	Derivative Assets	Derivative Liabilities
Futures Contracts (a)	$5,410	$—
Forward Foreign Currency Exchange Contracts	532,731	951,953
Total Gross Amount of Derivative Assets and Liabilities Presented in the Statement of Assets & Liabilities	$538,141	$951,953
Less: Derivative Assets and Liabilities Not Subject to a Master Netting Agreement or Similar Arrangement	284,041	595,279
Total Gross Amount of Derivative Assets and Liabilities Subject to a Master Netting Agreement or Similar Arrangement	$254,100	$356,674
(a) The amount presented here represents the fund's current day net variation margin for futures contracts. This amount, which is recognized within the Statement of Assets and Liabilities, differs from the fair value of the futures contracts which is presented in the tables that follow the Portfolio of Investments.
The following table presents (by counterparty) the fund's derivative assets net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral held by the fund at June 30, 2023:
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Assets Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Received (b)	Cash Collateral Received (b)	Net Amount of Derivative Assets by Counterparty
Barclays Bank PLC	$58,883	$(5,268)	$—	$—	$53,615
Brown Brothers Harriman	56,507	(16,554)	—	—	39,953
Citibank N.A.	16,404	(658)	—	—	15,746
Deutsche Bank AG	2,546	(2,546)	—	—	—
Goldman Sachs International	17,786	(2,920)	—	—	14,866
Merrill Lynch International	20,226	(20,226)	—	—	—
Morgan Stanley Capital Services, Inc.	81,748	(81,748)	—	—	—
Total	$254,100	$(129,920)	$—	$—	$124,180
The following table presents (by counterparty) the fund's derivative liabilities net of amounts available for offset under Master Netting Agreements (or similar arrangements) and net of the related collateral pledged by the fund at June 30, 2023:
18

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
		Amounts Not Offset in the Statement of Assets & Liabilities
	Gross Amount of Derivative Liabilities Subject to a Master Netting Agreement (or Similar Arrangement) by Counterparty	Financial Instruments Available for Offset	Financial Instruments Collateral Pledged (b)	Cash Collateral Pledged (b)	Net Amount of Derivative Liabilities by Counterparty
Barclays Bank PLC	$(5,268)	$5,268	$—	$—	$—
BNP Paribas S.A.	(6,185)	—	—	—	(6,185)
Brown Brothers Harriman	(16,554)	16,554	—	—	—
Citibank N.A.	(658)	658	—	—	—
Deutsche Bank AG	(9,566)	2,546	—	—	(7,020)
Goldman Sachs International	(2,920)	2,920	—	—	—
JPMorgan Chase Bank N.A.	(38,247)	—	—	—	(38,247)
Merrill Lynch International	(20,730)	20,226	—	—	(504)
Morgan Stanley Capital Services, Inc.	(256,546)	81,748	—	—	(174,798)
Total	$(356,674)	$129,920	$—	$—	$(226,754)
(b) The amount presented here may be less than the total amount of collateral (received)/pledged as the excess collateral (received)/pledged is not shown for purposes of this presentation.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
19

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$1,547,064
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$97,052,401
Gross appreciation	607,283
Gross depreciation	(8,075,264)
Net unrealized appreciation (depreciation)	$(7,467,981)
As of 12/31/22
Capital loss carryforwards	(7,392,277)
Other temporary differences	9,423
Net unrealized appreciation (depreciation)	(12,013,547)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
20

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Short-Term	$(4,416,810)
Long-Term	(2,975,467)
Total	$(7,392,277)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$1,539,050
Service Class	—	8,014
Total	$—	$1,547,064
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million and up to $1 billion	0.675%
In excess of $1 billion	0.625%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $5,891, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.76% of average daily net assets for the Initial Class shares and 1.01% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2023. For the six months ended June 30, 2023, this reduction amounted to $74,350, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, (such as short sale dividend and interest expenses incurred in connection with the fund’s investment activity), such that total annual operating expenses do not exceed 0.69% of average daily net assets for the Initial Class shares and 0.94% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
21

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $231, which equated to 0.0005% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $85.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0257% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$23,499,192	$25,263,207
Non-U.S. Government securities	59,008,868	54,460,536
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	88,477	$762,950	177,774	$1,574,699
Service Class	4,578	38,893	4,809	40,685
	93,055	$801,843	182,583	$1,615,384
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	175,091	$1,539,050
Service Class	—	—	929	8,014
	—	$—	176,020	$1,547,064
Shares reacquired
Initial Class	(386,473)	$(3,410,990)	(1,224,784)	$(11,337,673)
Service Class	(9,159)	(78,734)	(17,709)	(153,375)
	(395,632)	$(3,489,724)	(1,242,493)	$(11,491,048)
Net change
Initial Class	(297,996)	$(2,648,040)	(871,919)	$(8,223,924)
Service Class	(4,581)	(39,841)	(11,971)	(104,676)
	(302,577)	$(2,687,881)	(883,890)	$(8,328,600)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 55%, 26%, and 12%, respectively, of the value of outstanding voting shares of the fund.
22

MFS Global Governments Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $239 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$8,089,199	$37,643,929	$43,127,773	$1,101	$(1,322)	$2,605,134
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$85,321	$—
23

MFS Global Governments Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
24

MFS Global Governments Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
25

Semiannual Report
June 30, 2023
MFS®  Global Growth Portfolio
MFS® Variable Insurance Trust II
WGO-SEM

MFS® Global Growth Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Growth Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	6.5%
Alphabet, Inc., “A”	4.1%
Accenture PLC, “A”	2.9%
Visa, Inc., “A”	2.9%
Apple, Inc.	2.7%
Canadian Pacific Kansas City Ltd.	2.6%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	2.5%
ICON PLC	2.2%
Tencent Holdings Ltd.	2.2%
Church & Dwight Co., Inc.	2.1%
GICS equity sectors (g)
Information Technology	26.8%
Financials	13.4%
Industrials	12.5%
Health Care	12.5%
Consumer Discretionary	11.2%
Communication Services	10.3%
Consumer Staples	8.1%
Materials	2.1%
Real Estate	1.5%
Utilities	1.1%
Issuer country weightings (x)
United States	69.5%
Canada	6.0%
United Kingdom	3.8%
Switzerland	3.5%
China	3.2%
France	2.9%
Taiwan	2.5%
South Korea	2.1%
India	1.6%
Other Countries	4.9%
Currency exposure weightings (y)
United States Dollar	72.9%
Euro	6.2%
British Pound Sterling	3.8%
Swiss Franc	3.5%
Canadian Dollar	3.4%
Taiwan Dollar	2.5%
Hong Kong Dollar	2.2%
South Korean Won	2.1%
Indian Rupee	1.6%
Other Currencies	1.8%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Global Growth Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	1.00%	$1,000.00	$1,153.49	$5.34
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
Service Class	Actual	1.25%	$1,000.00	$1,151.97	$6.67
	Hypothetical (h)	1.25%	$1,000.00	$1,018.60	$6.26
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.88%, $4.70, and $4.41 for Initial Class and 1.13%, $6.03, and $5.66 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
2

MFS Global Growth Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.5%
Alcoholic Beverages – 2.2%
Diageo PLC	14,605	$ 626,748
Kweichow Moutai Co. Ltd., “A”	2,200	512,975
		$1,139,723
Apparel Manufacturers – 5.0%
Adidas AG	3,361	$ 652,013
Burberry Group PLC	16,656	448,446
LVMH Moet Hennessy Louis Vuitton SE	853	803,275
NIKE, Inc., “B”	5,755	635,179
		$2,538,913
Automotive – 1.3%
Aptiv PLC (a)	6,622	$ 676,040
Broadcasting – 0.6%
Walt Disney Co. (a)	3,358	$ 299,802
Brokerage & Asset Managers – 0.8%
Charles Schwab Corp.	7,117	$ 403,392
Business Services – 8.9%
Accenture PLC, “A”	4,849	$ 1,496,304
CGI, Inc. (a)	8,013	845,002
Equifax, Inc.	2,540	597,662
Experian PLC	6,743	258,450
Fiserv, Inc. (a)	5,841	736,842
Thompson Reuters Corp.	1,660	224,124
Verisk Analytics, Inc., “A”	1,675	378,600
		$4,536,984
Computer Software – 9.5%
Adobe Systems, Inc. (a)	1,996	$ 976,024
Black Knight, Inc. (a)	9,216	550,472
Microsoft Corp.	9,835	3,349,211
		$4,875,707
Computer Software - Systems – 3.3%
Apple, Inc.	7,074	$ 1,372,144
Samsung Electronics Co. Ltd.	5,549	305,841
		$1,677,985
Construction – 2.5%
Otis Worldwide Corp.	6,408	$ 570,376
Sherwin-Williams Co.	2,590	687,697
		$1,258,073
Consumer Products – 3.1%
Church & Dwight Co., Inc.	10,593	$ 1,061,736
Estee Lauder Cos., Inc., “A”	2,788	547,508
		$1,609,244
3

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Electrical Equipment – 6.0%
Amphenol Corp., “A”	11,498	$ 976,755
Fortive Corp.	7,856	587,393
Hubbell, Inc.	808	267,901
Schneider Electric SE	3,847	698,774
TE Connectivity Ltd.	3,840	538,214
		$3,069,037
Electronics – 4.9%
Analog Devices, Inc.	4,812	$ 937,426
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	12,700	1,281,684
Texas Instruments, Inc.	1,699	305,854
		$2,524,964
Financial Institutions – 0.7%
Brookfield Asset Management Ltd.	10,605	$ 346,148
Food & Beverages – 2.7%
McCormick & Co., Inc.	8,228	$ 717,728
Nestle S.A.	4,685	563,216
PepsiCo, Inc.	531	98,352
		$1,379,296
General Merchandise – 1.9%
B&M European Value Retail S.A.	87,063	$ 615,875
Dollarama, Inc.	5,014	339,578
		$955,453
Insurance – 2.7%
Aon PLC	2,650	$ 914,780
Marsh & McLennan Cos., Inc.	2,397	450,828
		$1,365,608
Internet – 9.3%
Alphabet, Inc., “A” (a)	17,656	$ 2,113,423
Gartner, Inc. (a)	2,273	796,255
NAVER Corp.	5,325	745,568
Tencent Holdings Ltd.	26,100	1,110,882
		$4,766,128
Leisure & Toys – 0.9%
Electronic Arts, Inc.	3,572	$ 463,288
Machinery & Tools – 2.0%
Daikin Industries Ltd.	2,100	$ 428,662
Eaton Corp. PLC	2,945	592,239
		$1,020,901
Medical & Health Technology & Services – 2.2%
ICON PLC (a)	4,555	$ 1,139,661
Medical Equipment – 9.2%
Abbott Laboratories	2,357	$ 256,960
Agilent Technologies, Inc.	5,469	657,647
Becton, Dickinson and Co.	1,890	498,979
4

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Medical Equipment – continued
Boston Scientific Corp. (a)	15,179	$ 821,032
Danaher Corp.	2,556	613,440
STERIS PLC	4,261	958,640
Stryker Corp.	1,101	335,904
Thermo Fisher Scientific, Inc.	1,080	563,490
		$4,706,092
Other Banks & Diversified Financials – 7.8%
Credicorp Ltd.	2,686	$ 396,561
HDFC Bank Ltd.	40,400	839,383
Julius Baer Group Ltd.	4,453	280,299
Mastercard, Inc., “A”	957	376,388
Moody's Corp.	1,812	630,069
Visa, Inc., “A”	6,232	1,479,975
		$4,002,675
Pharmaceuticals – 1.0%
Roche Holding AG	1,739	$ 531,385
Printing & Publishing – 0.9%
Wolters Kluwer N.V.	3,675	$ 466,382
Railroad & Shipping – 2.6%
Canadian Pacific Kansas City Ltd.	16,296	$ 1,316,228
Restaurants – 0.6%
Starbucks Corp.	3,325	$ 329,374
Specialty Chemicals – 0.8%
Sika AG	1,445	$ 412,811
Specialty Stores – 2.4%
Ross Stores, Inc.	5,944	$ 666,501
TJX Cos., Inc.	6,539	554,442
		$1,220,943
Telecommunications - Wireless – 2.6%
American Tower Corp., REIT	3,998	$ 775,372
Cellnex Telecom S.A.	14,016	565,735
		$1,341,107
Utilities - Electric Power – 1.1%
Xcel Energy, Inc.	9,037	$ 561,830
Total Common Stocks (Identified Cost, $29,852,961)		$50,935,174
Investment Companies (h) – 0.3%
Money Market Funds – 0.3%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $161,024)	161,032	$ 161,065
Other Assets, Less Liabilities – 0.2%		103,987
Net Assets – 100.0%		$51,200,226
5

MFS Global Growth Portfolio
Portfolio of Investments (unaudited) – continued
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $161,065 and $50,935,174, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS Global Growth Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $29,852,961)	$50,935,174
Investments in affiliated issuers, at value (identified cost, $161,024)	161,065
Cash	2,033
Foreign currency, at value (identified cost, $10,785)	10,800
Receivables for
Fund shares sold	90,955
Dividends	107,403
Receivable from investment adviser	5,292
Other assets	247
Total assets	$51,312,969
Liabilities
Payables for
Fund shares reacquired	$23,585
Payable to affiliates
Administrative services fee	96
Distribution and/or service fees	99
Payable for independent Trustees' compensation	136
Deferred foreign capital gains tax expense payable	36,322
Accrued expenses and other liabilities	52,505
Total liabilities	$112,743
Net assets	$51,200,226
Net assets consist of
Paid-in capital	$25,750,957
Total distributable earnings (loss)	25,449,269
Net assets	$51,200,226
Shares of beneficial interest outstanding	1,889,582
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$43,911,424	1,618,745	$27.13
Service Class	7,288,802	270,837	26.91
See Notes to Financial Statements
7

MFS Global Growth Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$427,751
Dividends from affiliated issuers	8,552
Other	32
Income on securities loaned	2
Foreign taxes withheld	(25,064)
Total investment income	$411,273
Expenses
Management fee	$218,452
Distribution and/or service fees	8,452
Shareholder servicing costs	563
Administrative services fee	8,684
Independent Trustees' compensation	1,490
Custodian fee	7,747
Shareholder communications	1,123
Audit and tax fees	41,380
Legal fees	168
Miscellaneous	12,150
Total expenses	$300,209
Reduction of expenses by investment adviser	(48,685)
Net expenses	$251,524
Net investment income (loss)	$159,749
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,459 foreign capital gains tax)	$1,990,489
Affiliated issuers	(198)
Foreign currency	(1,770)
Net realized gain (loss)	$1,988,521
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $2,342 increase in deferred foreign capital gains tax)	$4,832,147
Affiliated issuers	(69)
Translation of assets and liabilities in foreign currencies	1,040
Net unrealized gain (loss)	$4,833,118
Net realized and unrealized gain (loss)	$6,821,639
Change in net assets from operations	$6,981,388
See Notes to Financial Statements
8

MFS Global Growth Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$159,749	$64,941
Net realized gain (loss)	1,988,521	2,324,677
Net unrealized gain (loss)	4,833,118	(14,199,645)
Change in net assets from operations	$6,981,388	$(11,810,027)
Total distributions to shareholders	$—	$(5,877,121)
Change in net assets from fund share transactions	$(2,625,431)	$1,921,038
Total change in net assets	$4,355,957	$(15,766,110)
Net assets
At beginning of period	46,844,269	62,610,379
At end of period	$51,200,226	$46,844,269
See Notes to Financial Statements
9

MFS Global Growth Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$23.52	$32.85	$31.23	$28.60	$23.72	$26.53
Income (loss) from investment operations
Net investment income (loss) (d)	$0.09	$0.04	$0.06	$0.03	$0.14	$0.15
Net realized and unrealized gain (loss)	3.52	(6.13)	5.57	5.57	8.00	(1.23)
Total from investment operations	$3.61	$(6.09)	$5.63	$5.60	$8.14	$(1.08)
Less distributions declared to shareholders
From net investment income	$—	$(0.05)	$(0.03)	$(0.14)	$(0.16)	$(0.14)
From net realized gain	—	(3.19)	(3.98)	(2.83)	(3.10)	(1.59)
Total distributions declared to shareholders	$—	$(3.24)	$(4.01)	$(2.97)	$(3.26)	$(1.73)
Net asset value, end of period (x)	$27.13	$23.52	$32.85	$31.23	$28.60	$23.72
Total return (%) (k)(r)(s)(x)	15.35(n)	(19.11)	18.52	20.76	36.01	(4.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.20(a)	1.18	1.15	1.21	1.21	1.17
Expenses after expense reductions	1.00(a)	1.00	1.00	1.00	1.00	1.00
Net investment income (loss)	0.69(a)(l)	0.16	0.17	0.10	0.53	0.56
Portfolio turnover	13(n)	18	19	34	22	22
Net assets at end of period (000 omitted)	$43,911	$40,380	$55,501	$53,591	$50,911	$43,919

See Notes to Financial Statements
10

MFS Global Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$23.36	$32.67	$31.13	$28.52	$23.65	$26.44
Income (loss) from investment operations
Net investment income (loss) (d)	$0.06	$(0.02)	$(0.03)	$(0.04)	$0.07	$0.09
Net realized and unrealized gain (loss)	3.49	(6.10)	5.55	5.56	7.98	(1.24)
Total from investment operations	$3.55	$(6.12)	$5.52	$5.52	$8.05	$(1.15)
Less distributions declared to shareholders
From net investment income	$—	$—	$—	$(0.08)	$(0.08)	$(0.05)
From net realized gain	—	(3.19)	(3.98)	(2.83)	(3.10)	(1.59)
Total distributions declared to shareholders	$—	$(3.19)	$(3.98)	$(2.91)	$(3.18)	$(1.64)
Net asset value, end of period (x)	$26.91	$23.36	$32.67	$31.13	$28.52	$23.65
Total return (%) (k)(r)(s)(x)	15.20(n)	(19.32)	18.21	20.49	35.66	(5.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.45(a)	1.43	1.39	1.46	1.46	1.42
Expenses after expense reductions	1.25(a)	1.25	1.25	1.25	1.25	1.25
Net investment income (loss)	0.44(a)(l)	(0.09)	(0.10)	(0.16)	0.26	0.34
Portfolio turnover	13(n)	18	19	34	22	22
Net assets at end of period (000 omitted)	$7,289	$6,464	$7,110	$2,950	$2,109	$1,754
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
12

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$35,319,129	$—	$—	$35,319,129
Canada	3,071,080	—	—	3,071,080
United Kingdom	1,949,519	—	—	1,949,519
Switzerland	1,787,711	—	—	1,787,711
China	—	1,623,857	—	1,623,857
France	1,502,049	—	—	1,502,049
Taiwan	1,281,684	—	—	1,281,684
South Korea	—	1,051,409	—	1,051,409
India	—	839,383	—	839,383
Other Countries	2,080,691	428,662	—	2,509,353
Mutual Funds	161,065	—	—	161,065
Total	$47,152,928	$3,943,311	$—	$51,096,239
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral
13

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$703,075
Long-term capital gains	5,174,046
Total distributions	$5,877,121
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/23
Cost of investments	$30,191,331
Gross appreciation	21,429,319
Gross depreciation	(524,411)
Net unrealized appreciation (depreciation)	$20,904,908
As of 12/31/22
Undistributed ordinary income	56,118
Undistributed long-term capital gain	2,368,570
Other temporary differences	(535)
Net unrealized appreciation (depreciation)	16,043,728
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$5,124,683
Service Class	—	752,438
Total	$—	$5,877,121
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.75%
In excess of $2 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $3,114, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will be terminated on July 31, 2023. For the six months ended June 30, 2023, this reduction amounted to $45,571, which is included in the reduction of total expenses in the Statement of Operations.  Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares.  This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025.
15

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $468, which equated to 0.0019% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $95.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0357% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $6,536,925 and $8,958,591, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	11,696	$297,875	31,265	$836,344
Service Class	23,570	599,059	47,729	1,278,209
	35,266	$896,934	78,994	$2,114,553
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	204,987	$5,124,683
Service Class	—	—	30,267	752,438
	—	$—	235,254	$5,877,121
Shares reacquired
Initial Class	(109,956)	$(2,779,276)	(209,020)	$(5,543,223)
Service Class	(29,458)	(743,089)	(18,910)	(527,413)
	(139,414)	$(3,522,365)	(227,930)	$(6,070,636)
16

MFS Global Growth Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Net change
Initial Class	(98,260)	$(2,481,401)	27,232	$417,804
Service Class	(5,888)	(144,030)	59,086	1,503,234
	(104,148)	$(2,625,431)	86,318	$1,921,038
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $121 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$374,408	$3,106,517	$3,319,593	$(198)	$(69)	$161,065
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$8,552	$—
17

MFS Global Growth Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS Global Growth Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2023
MFS®  Global Research Portfolio
MFS® Variable Insurance Trust II
RES-SEM

MFS® Global Research Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Research Portfolio
Portfolio structure
Top ten holdings
Microsoft Corp.	5.6%
Alphabet, Inc., “A”	3.5%
Amazon.com, Inc.	2.5%
Visa, Inc., “A”	2.0%
Apple, Inc.	1.7%
Roche Holding AG	1.5%
LVMH Moet Hennessy Louis Vuitton SE	1.5%
Taiwan Semiconductor Manufacturing Co. Ltd.	1.4%
Salesforce, Inc.	1.4%
London Stock Exchange Group PLC	1.3%
Global equity sectors (k)
Technology	27.5%
Capital Goods	17.3%
Financial Services	15.9%
Health Care	12.1%
Consumer Cyclicals	10.8%
Energy	7.6%
Consumer Staples	5.7%
Telecommunications/Cable Television	2.3%
Issuer country weightings (x)
United States	64.7%
France	6.1%
Switzerland	4.9%
United Kingdom	4.9%
Japan	3.3%
China	2.3%
Hong Kong	1.7%
Canada	1.6%
Australia	1.6%
Other Countries	8.9%
Currency exposure weightings (y)
United States Dollar	66.4%
Euro	10.6%
Swiss Franc	4.9%
British Pound Sterling	4.9%
Japanese Yen	3.3%
Hong Kong Dollar	3.1%
Australian Dollar	1.6%
Taiwan Dollar	1.4%
Canadian Dollar	1.0%
Other Currencies	2.8%
(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Global Research Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.85%	$1,000.00	$1,123.64	$4.48
	Hypothetical (h)	0.85%	$1,000.00	$1,020.58	$4.26
Service Class	Actual	1.10%	$1,000.00	$1,122.21	$5.79
	Hypothetical (h)	1.10%	$1,000.00	$1,019.34	$5.51
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Global Research Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace & Defense – 3.9%
Boeing Co. (a)	2,632	$ 555,773
General Dynamics Corp.	2,381	512,272
Honeywell International, Inc.	4,081	846,807
Howmet Aerospace, Inc.	10,859	538,172
Raytheon Technologies Corp.	5,533	542,013
		$2,995,037
Alcoholic Beverages – 1.7%
China Resources Beer Holdings Co. Ltd.	32,000	$ 211,553
Constellation Brands, Inc., “A”	1,376	338,675
Diageo PLC	13,822	593,147
Kweichow Moutai Co. Ltd., “A”	900	209,853
		$1,353,228
Apparel Manufacturers – 3.1%
Compagnie Financiere Richemont S.A.	4,318	$ 731,607
LVMH Moet Hennessy Louis Vuitton SE	1,207	1,136,639
NIKE, Inc., “B”	4,573	504,722
		$2,372,968
Broadcasting – 0.5%
Walt Disney Co. (a)	4,313	$ 385,065
Brokerage & Asset Managers – 3.8%
Charles Schwab Corp.	10,497	$ 594,970
CME Group, Inc.	3,302	611,828
Euronext N.V.	9,913	673,903
London Stock Exchange Group PLC	9,824	1,043,782
		$2,924,483
Business Services – 1.1%
Accenture PLC, “A”	2,855	$ 880,996
Cable TV – 0.4%
Cable One, Inc.	425	$ 279,259
Computer Software – 9.6%
Adobe Systems, Inc. (a)	1,099	$ 537,400
Cadence Design Systems, Inc. (a)	3,335	782,124
Microsoft Corp. (s)	12,673	4,315,663
NICE Systems Ltd., ADR (a)	1,629	336,389
Palo Alto Networks, Inc. (a)	1,635	417,759
Salesforce, Inc. (a)	5,204	1,099,397
		$7,488,732
Computer Software - Systems – 5.5%
Apple, Inc. (s)	6,721	$ 1,303,672
Cap Gemini S.A.	3,758	711,682
Constellation Software, Inc.	359	743,815
Hitachi Ltd.	15,300	946,942
ServiceNow, Inc. (a)	983	552,416
		$4,258,527
3

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Construction – 2.3%
Masco Corp.	7,576	$ 434,711
Sherwin-Williams Co.	1,802	478,467
Techtronic Industries Co. Ltd.	22,500	246,198
Vulcan Materials Co.	2,723	613,873
		$1,773,249
Consumer Products – 0.9%
Colgate-Palmolive Co.	3,858	$ 297,220
Kao Corp. (l)	4,600	166,610
Kenvue, Inc. (a)	10,431	275,587
		$739,417
Electrical Equipment – 2.5%
Johnson Controls International PLC	10,382	$ 707,429
Schneider Electric SE	4,847	880,415
TE Connectivity Ltd.	2,775	388,944
		$1,976,788
Electronics – 5.2%
Applied Materials, Inc.	4,450	$ 643,203
ASML Holding N.V.	604	436,973
Marvell Technology, Inc.	8,636	516,260
NVIDIA Corp.	1,570	664,141
NXP Semiconductors N.V.	3,219	658,865
Taiwan Semiconductor Manufacturing Co. Ltd.	60,000	1,118,120
		$4,037,562
Energy - Independent – 2.0%
ConocoPhillips	7,436	$ 770,444
Valero Energy Corp.	3,888	456,063
Woodside Energy Group Ltd.	14,379	332,997
		$1,559,504
Energy - Integrated – 2.0%
Galp Energia SGPS S.A., “B”	40,071	$ 468,737
Petroleo Brasileiro S.A., ADR	38,181	472,299
TotalEnergies SE	10,910	625,608
		$1,566,644
Energy - Renewables – 0.3%
Orsted A/S	2,779	$ 262,607
Food & Beverages – 2.5%
Mondelez International, Inc.	7,392	$ 539,172
Nestle S.A.	6,044	726,590
PepsiCo, Inc.	3,468	642,343
		$1,908,105
Gaming & Lodging – 0.8%
Aristocrat Leisure Ltd.	11,375	$ 294,550
Whitbread PLC	7,642	328,623
		$623,173
Health Maintenance Organizations – 1.0%
Cigna Group	2,791	$ 783,155
4

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.2%
AIA Group Ltd.	75,600	$ 771,361
Aon PLC	2,777	958,620
Chubb Ltd.	3,858	742,897
		$2,472,878
Internet – 5.3%
Alphabet, Inc., “A” (a)(s)	22,810	$ 2,730,357
Gartner, Inc. (a)	2,291	802,560
Tencent Holdings Ltd.	13,500	574,594
		$4,107,511
Leisure & Toys – 0.5%
Electronic Arts, Inc.	3,311	$ 429,437
Machinery & Tools – 3.5%
Eaton Corp. PLC	2,018	$ 405,820
GEA Group AG	7,237	302,535
Ingersoll Rand, Inc.	4,807	314,185
Regal Rexnord Corp.	2,347	361,203
SMC Corp.	1,100	611,380
Wabtec Corp.	6,398	701,669
		$2,696,792
Major Banks – 3.2%
BNP Paribas	11,600	$ 730,615
Goldman Sachs Group, Inc.	1,848	596,054
Mitsubishi UFJ Financial Group, Inc.	44,600	329,180
NatWest Group PLC	277,646	849,086
		$2,504,935
Medical & Health Technology & Services – 1.0%
ICON PLC (a)	3,020	$ 755,604
Medical Equipment – 4.3%
Agilent Technologies, Inc.	4,345	$ 522,486
Becton, Dickinson and Co.	2,249	593,759
Boston Scientific Corp. (a)(s)	14,594	789,389
Medtronic PLC	7,216	635,730
QIAGEN N.V. (a)	7,525	338,851
STERIS PLC	1,883	423,637
		$3,303,852
Metals & Mining – 0.5%
Glencore PLC	71,615	$ 404,277
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	81,400	$ 279,096
Network & Telecom – 0.8%
Equinix, Inc., REIT	768	$ 602,066
Oil Services – 0.4%
Schlumberger Ltd.	6,357	$ 312,256
5

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – 5.3%
HDFC Bank Ltd.	25,411	$ 527,959
Julius Baer Group Ltd.	13,053	821,637
Macquarie Group Ltd.	4,807	572,827
Moody's Corp.	1,746	607,119
Visa, Inc., “A”	6,641	1,577,105
		$4,106,647
Pharmaceuticals – 5.9%
Johnson & Johnson	5,067	$ 838,690
Merck & Co., Inc.	6,505	750,612
Pfizer, Inc.	9,398	344,719
Roche Holding AG	3,921	1,198,138
Santen Pharmaceutical Co. Ltd.	33,100	281,498
Vertex Pharmaceuticals, Inc. (a)	1,842	648,218
Zoetis, Inc.	2,982	513,530
		$4,575,405
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	3,556	$ 451,280
Railroad & Shipping – 0.7%
Canadian Pacific Kansas City Ltd.	6,309	$ 509,578
Real Estate – 0.4%
LEG Immobilien SE (a)	5,199	$ 298,635
Restaurants – 1.2%
Starbucks Corp.	4,447	$ 440,520
Yum China Holdings, Inc.	8,894	502,511
		$943,031
Specialty Chemicals – 3.9%
Air Products & Chemicals, Inc.	1,977	$ 592,171
Akzo Nobel N.V.	3,278	267,270
Croda International PLC	5,168	369,254
DuPont de Nemours, Inc.	7,504	536,086
Linde PLC	2,423	923,357
Sika AG	1,230	351,389
		$3,039,527
Specialty Stores – 4.1%
Amazon.com, Inc. (a)(s)	14,686	$ 1,914,467
Home Depot, Inc.	2,643	821,021
Target Corp.	3,363	443,580
		$3,179,068
Telecommunications - Wireless – 1.5%
Advanced Info Service Public Co. Ltd.	58,900	$ 355,510
Cellnex Telecom S.A.	9,216	371,990
KDDI Corp.	8,100	250,337
SBA Communications Corp., REIT	872	202,095
		$1,179,932
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	17,267	$ 296,004
6

MFS Global Research Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.6%
British American Tobacco PLC	5,982	$ 198,133
Philip Morris International, Inc.	2,675	261,134
		$459,267
Utilities - Electric Power – 2.4%
CLP Holdings Ltd.	41,000	$ 319,125
Iberdrola S.A.	45,006	586,871
NextEra Energy, Inc.	6,274	465,531
PG&E Corp. (a)	29,784	514,667
		$1,886,194
Total Common Stocks (Identified Cost, $52,668,505)		$76,961,771
Investment Companies (h) – 0.6%
Money Market Funds – 0.6%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $483,260)	483,240	$ 483,336
Other Assets, Less Liabilities – 0.2%		144,272
Net Assets – 100.0%		$77,589,379
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $483,336 and $76,961,771, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
At June 30, 2023, the fund had cash collateral of $2,685 and other liquid securities with an aggregate value of $622,067 to cover any collateral or margin obligations for certain derivative contracts.  Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
7

MFS Global Research Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $83,118 of securities on loan (identified cost, $52,668,505)	$76,961,771
Investments in affiliated issuers, at value (identified cost, $483,260)	483,336
Foreign currency, at value (identified cost, $10,578)	10,607
Deposits with brokers	2,685
Receivables for
Investments sold	549,964
Interest and dividends	221,826
Receivable from investment adviser	2,958
Other assets	338
Total assets	$78,233,485
Liabilities
Payables for
Investments purchased	$459,753
Fund shares reacquired	83,424
Payable to affiliates
Administrative services fee	117
Shareholder servicing costs	1
Distribution and/or service fees	83
Payable for independent Trustees' compensation	141
Deferred foreign capital gains tax expense payable	24,872
Accrued expenses and other liabilities	75,715
Total liabilities	$644,106
Net assets	$77,589,379
Net assets consist of
Paid-in capital	$46,944,492
Total distributable earnings (loss)	30,644,887
Net assets	$77,589,379
Shares of beneficial interest outstanding	2,433,481
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$71,492,001	2,241,039	$31.90
Service Class	6,097,378	192,442	31.68
See Notes to Financial Statements
8

MFS Global Research Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$922,381
Dividends from affiliated issuers	12,607
Interest	213
Other	104
Income on securities loaned	6
Foreign taxes withheld	(53,981)
Total investment income	$881,330
Expenses
Management fee	$283,055
Distribution and/or service fees	7,893
Shareholder servicing costs	486
Administrative services fee	10,570
Independent Trustees' compensation	1,684
Custodian fee	16,022
Shareholder communications	471
Audit and tax fees	35,557
Legal fees	236
Miscellaneous	15,024
Total expenses	$370,998
Reduction of expenses by investment adviser	(41,911)
Net expenses	$329,087
Net investment income (loss)	$552,243
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $1,720 foreign capital gains tax)	$1,388,692
Affiliated issuers	(87)
Foreign currency	2,821
Net realized gain (loss)	$1,391,426
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $5,609 increase in deferred foreign capital gains tax)	$6,911,603
Affiliated issuers	4
Translation of assets and liabilities in foreign currencies	1,131
Net unrealized gain (loss)	$6,912,738
Net realized and unrealized gain (loss)	$8,304,164
Change in net assets from operations	$8,856,407
See Notes to Financial Statements
9

MFS Global Research Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$552,243	$717,006
Net realized gain (loss)	1,391,426	3,767,468
Net unrealized gain (loss)	6,912,738	(21,977,382)
Change in net assets from operations	$8,856,407	$(17,492,908)
Total distributions to shareholders	$—	$(7,517,106)
Change in net assets from fund share transactions	$(5,463,553)	$(1,463,920)
Total change in net assets	$3,392,854	$(26,473,934)
Net assets
At beginning of period	74,196,525	100,670,459
At end of period	$77,589,379	$74,196,525
See Notes to Financial Statements
10

MFS Global Research Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$28.39	$38.03	$34.70	$32.19	$27.00	$31.74
Income (loss) from investment operations
Net investment income (loss) (d)	$0.22	$0.28	$0.18	$0.22	$0.40	$0.32
Net realized and unrealized gain (loss)	3.29	(6.86)	6.17	4.87	7.88	(2.82)
Total from investment operations	$3.51	$(6.58)	$6.35	$5.09	$8.28	$(2.50)
Less distributions declared to shareholders
From net investment income	$—	$(0.19)	$(0.22)	$(0.42)	$(0.34)	$(0.33)
From net realized gain	—	(2.87)	(2.80)	(2.16)	(2.75)	(1.91)
Total distributions declared to shareholders	$—	$(3.06)	$(3.02)	$(2.58)	$(3.09)	$(2.24)
Net asset value, end of period (x)	$31.90	$28.39	$38.03	$34.70	$32.19	$27.00
Total return (%) (k)(r)(s)(x)	12.36(n)	(17.67)	18.51	16.49	31.96	(8.83)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.96(a)	0.96	0.91	0.95	0.94	0.93
Expenses after expense reductions	0.85(a)	0.85	0.85	0.85	0.85	0.88
Net investment income (loss)	1.48(a)	0.90	0.49	0.69	1.29	1.01
Portfolio turnover	13(n)	19	15	32	27	22
Net assets at end of period (000 omitted)	$71,492	$67,891	$92,642	$88,676	$87,138	$77,345

See Notes to Financial Statements
11

MFS Global Research Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$28.23	$37.82	$34.54	$32.06	$26.89	$31.61
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.20	$0.09	$0.13	$0.32	$0.24
Net realized and unrealized gain (loss)	3.26	(6.82)	6.13	4.87	7.85	(2.82)
Total from investment operations	$3.45	$(6.62)	$6.22	$5.00	$8.17	$(2.58)
Less distributions declared to shareholders
From net investment income	$—	$(0.10)	$(0.14)	$(0.36)	$(0.25)	$(0.23)
From net realized gain	—	(2.87)	(2.80)	(2.16)	(2.75)	(1.91)
Total distributions declared to shareholders	$—	$(2.97)	$(2.94)	$(2.52)	$(3.00)	$(2.14)
Net asset value, end of period (x)	$31.68	$28.23	$37.82	$34.54	$32.06	$26.89
Total return (%) (k)(r)(s)(x)	12.22(n)	(17.88)	18.20	16.24	31.62	(9.06)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.21(a)	1.21	1.16	1.21	1.19	1.18
Expenses after expense reductions	1.10(a)	1.10	1.10	1.10	1.10	1.13
Net investment income (loss)	1.25(a)	0.65	0.24	0.40	1.06	0.76
Portfolio turnover	13(n)	19	15	32	27	22
Net assets at end of period (000 omitted)	$6,097	$6,306	$8,028	$7,705	$6,034	$5,519
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
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MFS Global Research Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Global Research Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party
13

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$49,541,211	$—	$—	$49,541,211
France	4,758,862	—	—	4,758,862
Switzerland	3,829,361	—	—	3,829,361
United Kingdom	3,786,302	—	—	3,786,302
Japan	329,180	2,256,767	—	2,585,947
China	502,511	1,275,096	—	1,777,607
Hong Kong	—	1,336,684	—	1,336,684
Canada	1,253,393	—	—	1,253,393
Australia	—	1,200,374	—	1,200,374
Other Countries	4,890,441	2,001,589	—	6,892,030
Mutual Funds	483,336	—	—	483,336
Total	$69,374,597	$8,070,510	$—	$77,445,107
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $83,118. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $87,015 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the
14

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$1,611,095
Long-term capital gains	5,906,011
Total distributions	$7,517,106
The federal tax cost and the tax basis components of distributable earnings were as follows:
15

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/23
Cost of investments	$53,285,958
Gross appreciation	25,556,347
Gross depreciation	(1,397,198)
Net unrealized appreciation (depreciation)	$24,159,149
As of 12/31/22
Undistributed ordinary income	690,905
Undistributed long-term capital gain	3,867,694
Other temporary differences	(20,054)
Net unrealized appreciation (depreciation)	17,249,935
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$6,902,278
Service Class	—	614,828
Total	$—	$7,517,106
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $300 million	0.75%
In excess of $300 million	0.675%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $4,843, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.85% of average daily net assets for the Initial Class shares and 1.10% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $37,068, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these
16

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $422, which equated to 0.0011% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $64.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0280% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $9,696,422 and $14,955,904, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	9,998	$301,055	17,285	$559,151
Service Class	4,506	137,427	24,828	797,057
	14,504	$438,482	42,113	$1,356,208
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	231,698	$6,902,278
Service Class	—	—	20,736	614,828
	—	$—	252,434	$7,517,106
Shares reacquired
Initial Class	(160,406)	$(4,825,146)	(293,461)	$(9,234,294)
Service Class	(35,439)	(1,076,889)	(34,451)	(1,102,940)
	(195,845)	$(5,902,035)	(327,912)	$(10,337,234)
Net change
Initial Class	(150,408)	$(4,524,091)	(44,478)	$(1,772,865)
Service Class	(30,933)	(939,462)	11,113	308,945
	(181,341)	$(5,463,553)	(33,365)	$(1,463,920)
17

MFS Global Research Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $190 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$269,598	$6,376,804	$6,162,983	$(87)	$4	$483,336
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$12,607	$—
18

MFS Global Research Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
19

MFS Global Research Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2023
MFS®  Government
Securities Portfolio
MFS® Variable Insurance Trust II
GSS-SEM

MFS® Government Securities Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Government Securities Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
Mortgage-Backed Securities	54.8%
U.S. Treasury Securities	46.2%
Commercial Mortgage-Backed Securities	3.8%
Asset-Backed Securities	2.0%
Collateralized Debt Obligations	1.7%
Municipal Bonds	0.9%
Investment Grade Corporates	0.6%
U.S. Government Agencies	0.5%
Composition including fixed income credit quality (a)(i)
AAA	6.1%
AA	1.4%
A	1.2%
BBB	0.3%
U.S. Government	30.8%
Federal Agencies	55.3%
Not Rated	15.4%
Cash & Cash Equivalents	4.9%
Other (q)	(15.4)%
Portfolio facts
Average Duration (d)	6.3
Average Effective Maturity (m)	7.5 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
1

MFS Government Securities Portfolio
Portfolio Composition - continued
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(q)	For purposes of this presentation, Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

MFS Government Securities Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.58%	$1,000.00	$1,016.04	$2.90
	Hypothetical (h)	0.58%	$1,000.00	$1,021.92	$2.91
Service Class	Actual	0.83%	$1,000.00	$1,014.22	$4.15
	Hypothetical (h)	0.83%	$1,000.00	$1,020.68	$4.16
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
3

MFS Government Securities Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 94.6%
Asset-Backed & Securitized – 7.4%
3650R Commercial Mortgage Trust, 2021-PF1, “XA”, 1.135%, 11/15/2054 (i)	$3,584,590	$ 187,732
ACREC 2021-FL1 Ltd., “AS”, FLR, 6.658% (LIBOR - 1mo. + 1.5%), 10/16/2036 (n)	1,293,000	1,248,587
ACREC 2023-FL2 LLC, “A”, FLR, 7.32% (SOFR - 1mo. + 2.23%), 2/19/2038 (n)	729,883	724,603
Arbor Realty Trust, Inc., CLO, 2021-FL1, “B”, FLR, 6.719% (LIBOR - 1mo. + 1.5%), 12/15/2035 (n)	671,500	646,215
Arbor Realty Trust, Inc., CLO, 2021-FL3, “AS”, FLR, 6.593% (LIBOR - 1mo. + 1.4%), 8/15/2034 (n)	1,107,000	1,067,491
AREIT 2022-CRE6 Trust, “AS”, FLR, 6.716% (SOFR - 30 day + 1.65%), 1/20/2037 (n)	1,405,000	1,350,039
BBCMS Mortgage Trust, 2021-C10, “XA”, 1.415%, 7/15/2054 (i)	3,631,703	238,376
BBCMS Mortgage Trust, 2021-C9, “XA”, 1.742%, 2/15/2054 (i)	2,370,111	204,241
BBCMS Mortgage Trust, 2022-C18, “XA”, 0.637%, 12/15/2055 (i)	3,503,904	133,452
Benchmark 2021-B23 Mortgage Trust, “XA”, 1.376%, 2/15/2054 (i)	7,602,752	491,003
Benchmark 2021-B24 Mortgage Trust, “XA”, 1.266%, 3/15/2054 (i)	4,502,294	263,518
Benchmark 2021-B26 Mortgage Trust, “XA”, 0.997%, 6/15/2054 (i)	6,473,873	303,915
Benchmark 2021-B27 Mortgage Trust, “XA”, 1.38%, 7/15/2054 (i)	5,785,773	398,905
Benchmark 2021-B28 Mortgage Trust, “XA”, 1.39%, 8/15/2054 (i)	6,754,346	470,834
Benchmark 2021-B29 Mortgage Trust, “XA”, 1.148%, 9/15/2054 (i)	7,554,643	404,840
BSPDF 2021-FL1 Issuer Ltd., “A”, FLR, 6.393% (LIBOR - 1mo. + 1.2%), 10/15/2036 (n)	614,500	597,003
BSPDF 2021-FL1 Issuer Ltd., “AS”, FLR, 6.673% (LIBOR - 1mo. + 1.48%), 10/15/2036 (n)	777,500	727,473
BXMT 2021-FL4 Ltd., “AS”, FLR, 6.561% (LIBOR - 1mo. + 1.3%), 5/15/2038 (n)	1,344,000	1,266,158
Capital Automotive, 2020-1A, “A4”, REIT, 3.19%, 2/15/2050 (n)	266,490	248,350
CarMax Auto Owner Trust, 2023-2, “A1”, 5.508%, 5/15/2024	702,310	702,317
Citigroup Commercial Mortgage Trust, 2019-XA, “C7”, 0.99%, 12/15/2072 (i)(n)	4,389,133	181,761
Commercial Mortgage Pass-Through Certificates, 2021-BN31, “XA”, 1.427%, 2/15/2054 (i)	5,831,327	417,092
Commercial Mortgage Pass-Through Certificates, 2021-BN32, “XA”, 0.885%, 4/15/2054 (i)	3,302,111	135,556
CPS Auto Trust, 2019-D, “E”, 3.86%, 10/15/2025 (n)	832,000	815,419
Dell Equipment Finance Trust 2023-1, “A2”, 5.65%, 9/22/2028 (n)	759,000	754,719
DT Auto Owner Trust, 2023-1A, “A”, 5.48%, 4/15/2027 (n)	407,125	405,748
DT Auto Owner Trust, 2023-2A, “A”, 5.88%, 4/15/2027 (n)	1,074,580	1,071,335
Exeter Automobile Receivables Trust 23-3A, “A2”, 6.11%, 9/15/2025	58,000	57,981
LAD Auto Receivables Trust, 2022-1A, “A”, 5.21%, 6/15/2027 (n)	148,242	146,509
LAD Auto Receivables Trust, 2023-1A, “A2”, 5.68%, 10/15/2026 (n)	201,555	200,579
LoanCore 2021-CRE5 Ltd., “AS”, FLR, 6.943% (LIBOR - 1mo. + 1.75%), 7/15/2036 (n)	1,110,500	1,039,041
MF1 2021-FL5 Ltd., “AS”, FLR, 6.461% (LIBOR - 1mo. + 1.2%), 7/15/2036 (n)	664,500	644,813
MF1 2021-FL5 Ltd., “B”, FLR, 6.711% (LIBOR - 1mo. + 1.45%), 7/15/2036 (n)	836,500	808,877
Morgan Stanley Capital I Trust, 2018-H4, “XA”, 0.999%, 12/15/2051 (i)	5,999,367	200,714
Morgan Stanley Capital I Trust, 2021-L5, “XA”, 1.416%, 5/15/2054 (i)	2,870,691	187,297
Morgan Stanley Capital I Trust, 2021-L6, “XA”, 1.338%, 6/15/2054 (i)	3,498,076	207,303
Morgan Stanley Capital I Trust, 2021-L7, “XA”, 1.211%, 10/15/2054 (i)	13,368,918	753,371
Nissan Auto Receivables Owner Trust, 2023-A, 5.424%, 5/15/2024	369,182	369,164
PFP III 2021-7 Ltd., “AS”, FLR, 6.343% (LIBOR - 1mo. + 1.15%), 4/14/2038 (n)	932,953	905,360
ReadyCap Commercial Mortgage Trust, 2021-FL7, “A”, FLR, 6.35% (LIBOR - 1mo. + 1.2%), 11/25/2036 (n)	602,686	587,851
ReadyCap Commercial Mortgage Trust, 2021-FL7, “AS”, FLR, 6.65% (LIBOR - 1mo. + 1.5%), 11/25/2036 (n)	206,000	201,025
Toyota Lease Owner Trust, 2023-A, “A1”, 5.388%, 4/22/2024 (n)	201,729	201,632
Toyota Lease Owner Trust, 2023-A, “A2”, 5.3%, 8/20/2025 (n)	422,000	420,012
Wells Fargo Commercial Mortgage Trust, 2018-C48, “XA”, 1.106%, 1/15/2052 (i)(n)	3,252,480	127,466
Wells Fargo Commercial Mortgage Trust, 2021-C60, “XA”, 1.656%, 8/15/2054 (i)	1,310,116	104,576
Westlake Automobile Receivables Trust, 2023-1A, “A2B”, FLR, 5.916% (SOFR - 1mo. + 0.85%), 6/15/2026 (n)	153,000	152,884
World Omni Select Auto Trust 2023-A, “A2B”, FLR, 5.916% (SOFR - 1mo. + 0.85%), 3/15/2027	600,000	599,220
		$23,372,357
Consumer Services – 0.2%
Conservation Fund, 3.474%, 12/15/2029	$563,000	$ 487,267
4

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Industrial – 0.1%
Howard University, Washington D.C., AGM, 2.416%, 10/01/2024	$119,000	$ 114,235
Howard University, Washington D.C., AGM, 2.516%, 10/01/2025	147,000	137,494
		$251,729
Medical & Health Technology & Services – 0.4%
ProMedica Toledo Hospital, “B”, AGM, 5.325%, 11/15/2028	$879,000	$ 861,321
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	246,000	242,132
		$1,103,453
Mortgage-Backed – 54.5%
Fannie Mae, 4.5%, 5/01/2025 - 4/01/2041	$1,968,337	$ 1,941,959
Fannie Mae, 4%, 3/25/2028 - 2/01/2045	6,702,158	6,437,571
Fannie Mae, 3%, 11/01/2028 - 5/25/2053	4,383,783	4,078,551
Fannie Mae, 6.5%, 9/01/2031 - 10/01/2037	271,037	281,790
Fannie Mae, 2.5%, 11/01/2031 - 10/01/2046	710,198	637,189
Fannie Mae, 3.5%, 12/25/2031 - 2/25/2036 (i)	254,898	23,291
Fannie Mae, 2.002%, 1/25/2032	1,900,000	1,556,784
Fannie Mae, 4.35%, 2/01/2033	595,371	588,590
Fannie Mae, 3%, 2/25/2033 (i)	315,581	27,597
Fannie Mae, 5.5%, 10/01/2033 - 3/01/2038	2,755,585	2,820,330
Fannie Mae, 5%, 11/01/2033 - 3/01/2041	1,960,877	1,972,435
Fannie Mae, 6%, 8/01/2034 - 7/01/2037	295,623	303,159
Fannie Mae, 3.5%, 4/01/2038 - 7/01/2046	3,305,546	3,087,291
Fannie Mae, 2%, 10/25/2040 - 4/25/2046	340,430	306,885
Fannie Mae, 1.75%, 10/25/2041	595,517	540,690
Fannie Mae, 2.75%, 9/25/2042	262,768	241,867
Fannie Mae, UMBS, 2%, 12/01/2036 - 4/01/2052	15,083,719	12,523,119
Fannie Mae, UMBS, 2.5%, 7/01/2037 - 8/01/2052	20,793,050	17,745,589
Fannie Mae, UMBS, 5%, 6/01/2038 - 4/01/2053	1,848,145	1,815,553
Fannie Mae, UMBS, 1.5%, 2/01/2042	65,023	52,614
Fannie Mae, UMBS, 3%, 6/01/2051 - 7/01/2052	5,085,289	4,494,617
Fannie Mae, UMBS, 3.5%, 5/01/2052	357,788	326,109
Fannie Mae, UMBS, 4.5%, 8/01/2052 - 9/01/2052	647,529	624,673
Fannie Mae, UMBS, 6%, 12/01/2052 - 6/01/2053	297,630	308,447
Fannie Mae, UMBS, 5.5%, 2/01/2053	473,144	470,917
Freddie Mac, 3.06%, 7/25/2023	17,327	17,264
Freddie Mac, 1.041%, 4/25/2024 (i)	10,862,100	52,671
Freddie Mac, 0.726%, 7/25/2024 (i)	14,364,385	59,920
Freddie Mac, 3.064%, 8/25/2024	1,645,326	1,601,664
Freddie Mac, 4.5%, 9/01/2024 - 5/01/2042	1,201,244	1,179,456
Freddie Mac, 2.67%, 12/25/2024	3,924,000	3,775,419
Freddie Mac, 4%, 7/01/2025 - 4/01/2044	810,301	779,033
Freddie Mac, 3.5%, 1/15/2027 - 10/25/2058	10,895,796	10,168,688
Freddie Mac, 1.48%, 3/25/2027 (i)	1,030,000	45,770
Freddie Mac, 0.706%, 7/25/2027 (i)	29,084,462	562,811
Freddie Mac, 0.553%, 8/25/2027 (i)	23,930,459	358,715
Freddie Mac, 0.429%, 1/25/2028 (i)	40,184,045	501,987
Freddie Mac, 0.436%, 1/25/2028 (i)	17,267,522	222,269
Freddie Mac, 0.27%, 2/25/2028 (i)	48,850,773	320,046
Freddie Mac, 2.5%, 3/15/2028	16,069	16,004
Freddie Mac, 0.263%, 4/25/2028 (i)	31,623,094	197,869
Freddie Mac, 3%, 6/15/2028 - 2/25/2059	6,813,272	6,161,560
Freddie Mac, 1.219%, 7/25/2029 (i)	4,413,042	235,715
Freddie Mac, 1.267%, 8/25/2029 (i)	7,644,125	430,144
Freddie Mac, 1.916%, 4/25/2030 (i)	1,602,831	162,525
Freddie Mac, 1.985%, 4/25/2030 (i)	4,034,514	413,650
5

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
Freddie Mac, 1.768%, 5/25/2030 (i)	$2,174,913	$ 205,163
Freddie Mac, 1.906%, 5/25/2030 (i)	4,905,689	497,789
Freddie Mac, 1.436%, 6/25/2030 (i)	1,983,331	153,674
Freddie Mac, 1.703%, 8/25/2030 (i)	1,814,781	168,817
Freddie Mac, 1.262%, 9/25/2030 (i)	1,149,690	79,754
Freddie Mac, 1.171%, 11/25/2030 (i)	2,249,951	146,634
Freddie Mac, 0.42%, 1/25/2031 (i)	8,720,737	165,537
Freddie Mac, 0.872%, 1/25/2031 (i)	3,359,280	163,531
Freddie Mac, 1.026%, 1/25/2031 (i)	2,545,825	147,143
Freddie Mac, 0.611%, 3/25/2031 (i)	6,922,859	215,534
Freddie Mac, 0.828%, 3/25/2031 (i)	2,967,667	139,655
Freddie Mac, 1.325%, 5/25/2031 (i)	1,210,235	93,582
Freddie Mac, 1.039%, 7/25/2031 (i)	1,944,368	119,656
Freddie Mac, 0.608%, 8/25/2031 (i)	2,463,922	82,122
Freddie Mac, 0.632%, 9/25/2031 (i)	8,016,720	270,567
Freddie Mac, 0.955%, 9/25/2031 (i)	7,432,958	416,055
Freddie Mac, 0.441%, 11/25/2031 (i)	11,978,818	292,484
Freddie Mac, 0.597%, 12/25/2031 (i)	11,887,771	400,239
Freddie Mac, 0.665%, 12/25/2031 (i)	1,981,491	75,770
Freddie Mac, 6.5%, 8/01/2032 - 5/01/2037	161,193	167,493
Freddie Mac, 3.78%, 11/25/2032	800,000	757,415
Freddie Mac, 3.82%, 12/25/2032	1,550,000	1,471,005
Freddie Mac, 4.35%, 1/25/2033	2,176,380	2,153,914
Freddie Mac, 4.25%, 4/25/2033	595,275	584,849
Freddie Mac, 4.2%, 8/25/2033	1,600,000	1,564,989
Freddie Mac, 5%, 5/01/2034 - 12/01/2044	1,156,375	1,155,710
Freddie Mac, 6%, 8/01/2034 - 10/01/2038	835,978	856,034
Freddie Mac, 5.5%, 8/01/2035 - 6/01/2041	713,245	732,049
Freddie Mac, 5.5%, 2/15/2036 (i)	78,376	12,308
Freddie Mac, 4.5%, 12/15/2040 (i)	21,979	1,834
Freddie Mac, 1.75%, 8/15/2041	213,362	194,070
Freddie Mac, 3.25%, 11/25/2061	2,046,075	1,810,135
Freddie Mac, UMBS, 6.5%, 8/01/2032	14,620	15,062
Freddie Mac, UMBS, 2%, 6/01/2037 - 4/01/2052	11,288,488	9,495,360
Freddie Mac, UMBS, 2.5%, 9/01/2037 - 4/01/2052	4,290,131	3,669,959
Freddie Mac, UMBS, 3.5%, 12/01/2046 - 5/01/2052	340,146	313,167
Freddie Mac, UMBS, 3%, 7/01/2050 - 4/01/2052	1,488,945	1,313,958
Freddie Mac, UMBS, 1.5%, 5/01/2051 - 10/01/2051	1,727,847	1,337,648
Freddie Mac, UMBS, 4%, 5/01/2052 - 8/01/2052	783,414	739,771
Freddie Mac, UMBS, 5%, 4/01/2053	617,656	605,276
Freddie Mac, UMBS, 5.5%, 4/01/2053	324,082	326,156
Ginnie Mae, 5.5%, 7/15/2033 - 4/20/2053	3,640,204	3,637,459
Ginnie Mae, 5.678%, 8/20/2034	218,604	220,189
Ginnie Mae, 4%, 5/16/2039 - 9/20/2052	1,162,639	1,114,121
Ginnie Mae, 4.5%, 8/15/2039 - 10/20/2052	5,732,292	5,566,150
Ginnie Mae, 3.5%, 10/20/2041 (i)	94,768	3,975
Ginnie Mae, 3.5%, 12/15/2041 - 11/20/2052	4,020,096	3,751,072
Ginnie Mae, 2.5%, 6/20/2042 - 4/20/2052	6,147,644	5,324,145
Ginnie Mae, 4%, 8/16/2042 (i)	145,500	20,934
Ginnie Mae, 2.25%, 9/20/2043	85,365	80,756
Ginnie Mae, 3%, 4/20/2045 - 10/20/2052	6,774,079	6,091,235
Ginnie Mae, 2%, 1/20/2052 - 3/20/2052	5,539,940	4,656,171
Ginnie Mae, 5%, 1/20/2053 - 5/20/2053	2,940,095	2,889,876
Ginnie Mae, 0.588%, 2/16/2059 (i)	726,450	23,918
Ginnie Mae, TBA, 5%, 7/20/2053	625,000	614,160
Ginnie Mae, TBA, 5.5%, 7/20/2053	2,675,000	2,662,461
Ginnie Mae, TBA, 6%, 8/21/2053 - 9/21/2053	2,575,000	2,590,459
6

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Mortgage-Backed – continued
UMBS, TBA, 2%, 7/18/2038 - 7/13/2053	$3,925,000	$ 3,250,027
UMBS, TBA, 2.5%, 7/18/2038	2,225,000	2,025,532
UMBS, TBA, 5%, 7/18/2038 - 7/13/2053	975,000	959,753
UMBS, TBA, 5.5%, 7/18/2038	625,000	628,687
UMBS, TBA, 3%, 7/13/2053	1,425,000	1,254,056
UMBS, TBA, 4.5%, 7/13/2053	650,000	624,914
		$171,572,715
Municipals – 0.9%
California Earthquake Authority Rev., Taxable, “B”, 1.477%, 7/01/2023	$210,000	$ 210,000
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Taxable, “B”, 3%, 6/01/2046	615,000	566,254
Massachusetts Educational Financing Authority, Education Loan Rev., Taxable, “A”, 2.682%, 7/01/2027	335,000	303,284
Michigan Finance Authority Tobacco Settlement Asset-Backed Rev., Taxable (2006 Sold Tobacco Receipts), “A-1”, 2.326%, 6/01/2030	102,998	97,287
Philadelphia, PA, School District, Taxable, “A”, AGM, 5.995%, 9/01/2030	960,000	1,013,671
Port of Oakland, CA, Senior Lien Refunding Rev., Taxable, “R”, 1.517%, 5/01/2026	295,000	267,854
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.497%, 6/01/2024	280,000	268,761
West Virginia Tobacco Settlement Financing Authority Asset-Backed Refunding, Taxable, “A-1”, 1.647%, 6/01/2025	225,000	208,140
		$2,935,251
U.S. Government Agencies and Equivalents – 0.5%
Small Business Administration, 4.98%, 11/01/2023	$4,268	$ 4,236
Small Business Administration, 4.77%, 4/01/2024	24,497	24,152
Small Business Administration, 5.52%, 6/01/2024	8,505	8,463
Small Business Administration, 4.99%, 9/01/2024	2,318	2,277
Small Business Administration, 5.11%, 4/01/2025	23,400	22,837
Small Business Administration, 2.21%, 2/01/2033	302,892	272,833
Small Business Administration, 2.22%, 3/01/2033	472,336	424,907
Small Business Administration, 3.15%, 7/01/2033	481,315	450,452
Small Business Administration, 3.16%, 8/01/2033	277,978	261,355
Small Business Administration, 3.62%, 9/01/2033	158,712	150,823
		$1,622,335
U.S. Treasury Obligations – 30.6%
U.S. Treasury Bill, 0%, 8/01/2023	$3,243,000	$ 3,229,775
U.S. Treasury Bonds, 6.25%, 8/15/2023	2,891,000	2,893,986
U.S. Treasury Bonds, 6%, 2/15/2026	2,699,000	2,789,142
U.S. Treasury Bonds, 6.75%, 8/15/2026	1,862,000	1,982,521
U.S. Treasury Bonds, 6.375%, 8/15/2027	326,000	351,316
U.S. Treasury Bonds, 4.5%, 8/15/2039	1,287,500	1,383,962
U.S. Treasury Bonds, 3.125%, 2/15/2043	8,176,700	7,130,657
U.S. Treasury Bonds, 2.875%, 5/15/2043	13,519,500	11,308,322
U.S. Treasury Bonds, 2.5%, 2/15/2045 (f)	14,059,000	10,884,741
U.S. Treasury Notes, 0.125%, 7/15/2023	1,762,000	1,759,067
U.S. Treasury Notes, 0.375%, 10/31/2023	1,062,900	1,046,209
U.S. Treasury Notes, 0.75%, 12/31/2023	12,875,300	12,588,623
U.S. Treasury Notes, 2.5%, 5/15/2024	5,385,000	5,249,954
U.S. Treasury Notes, 3.875%, 3/31/2025	2,660,000	2,607,735
U.S. Treasury Notes, 4.25%, 5/31/2025	8,338,000	8,233,124
U.S. Treasury Notes, 2%, 8/15/2025	438,000	413,209
U.S. Treasury Notes, 2.625%, 12/31/2025	2,800,000	2,666,672
U.S. Treasury Notes, 3.625%, 3/31/2028	9,593,000	9,369,663
U.S. Treasury Notes, 1.5%, 2/15/2030	3,800,000	3,254,641
U.S. Treasury Notes, 1.625%, 5/15/2031	6,239,000	5,301,931
7

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
U.S. Treasury Obligations – continued
U.S. Treasury Notes, 1.375%, 11/15/2031	$2,119,500	$ 1,747,677
		$96,192,927
Total Bonds (Identified Cost, $318,334,818)		$297,538,034
Investment Companies (h) – 7.7%
Money Market Funds – 7.7%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $24,387,478)	24,387,301	$ 24,392,178
Other Assets, Less Liabilities – (2.3)%		(7,347,727)
Net Assets – 100.0%		$314,582,485
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $24,392,178 and $297,538,034, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $16,540,950, representing 5.3% of net assets.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AGM	Assured Guaranty Municipal
CLO	Collateralized Loan Obligation
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Derivative Contracts at 6/30/23
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Short	USD	24	$3,045,750	September – 2023	$32,160
U.S. Treasury Note 2 yr	Short	USD	72	14,640,750	September – 2023	108
U.S. Treasury Note 5 yr	Short	USD	42	4,497,938	September – 2023	104
						$32,372
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr	Long	USD	597	$67,022,578	September – 2023	$(1,215,785)
U.S. Treasury Ultra Bond 30 yr	Long	USD	21	2,860,594	September – 2023	(1,988)
8

MFS Government Securities Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts - continued
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
Interest Rate Futures - continued
U.S. Treasury Ultra Note 10 yr	Long	USD	6	$710,625	September – 2023	$(6,317)
						$(1,224,090)
At June 30, 2023, the fund had liquid securities with an aggregate value of $1,506,632 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
9

MFS Government Securities Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $318,334,818)	$297,538,034
Investments in affiliated issuers, at value (identified cost, $24,387,478)	24,392,178
Cash	79,079
Receivables for
Net daily variation margin on open futures contracts	62,683
Investments sold	6,190,332
TBA sale commitments	7,111,474
Fund shares sold	30,005
Interest	1,549,430
Other assets	993
Total assets	$336,954,208
Liabilities
Payables for
Investments purchased	$327,512
TBA purchase commitments	21,804,773
Fund shares reacquired	136,423
Payable to affiliates
Investment adviser	4,191
Administrative services fee	304
Shareholder servicing costs	3
Distribution and/or service fees	1,525
Payable for independent Trustees' compensation	18
Accrued expenses and other liabilities	96,974
Total liabilities	$22,371,723
Net assets	$314,582,485
Net assets consist of
Paid-in capital	$372,996,746
Total distributable earnings (loss)	(58,414,261)
Net assets	$314,582,485
Shares of beneficial interest outstanding	29,270,994
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$203,650,968	18,906,564	$10.77
Service Class	110,931,517	10,364,430	10.70
See Notes to Financial Statements
10

MFS Government Securities Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$4,937,316
Dividends from affiliated issuers	516,068
Other	122
Total investment income	$5,453,506
Expenses
Management fee	$873,283
Distribution and/or service fees	138,464
Shareholder servicing costs	1,469
Administrative services fee	28,282
Independent Trustees' compensation	3,792
Custodian fee	13,535
Audit and tax fees	35,161
Legal fees	952
Miscellaneous	23,736
Total expenses	$1,118,674
Reduction of expenses by investment adviser	(54,415)
Net expenses	$1,064,259
Net investment income (loss)	$4,389,247
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(2,891,205)
Affiliated issuers	(4,367)
Futures contracts	(327,223)
Net realized gain (loss)	$(3,222,795)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$4,827,176
Affiliated issuers	849
Futures contracts	(849,314)
Net unrealized gain (loss)	$3,978,711
Net realized and unrealized gain (loss)	$755,916
Change in net assets from operations	$5,145,163
See Notes to Financial Statements
11

MFS Government Securities Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$4,389,247	$3,958,798
Net realized gain (loss)	(3,222,795)	(13,718,673)
Net unrealized gain (loss)	3,978,711	(40,075,253)
Change in net assets from operations	$5,145,163	$(49,835,128)
Total distributions to shareholders	$—	$(6,872,092)
Change in net assets from fund share transactions	$(11,767,337)	$(51,340,602)
Total change in net assets	$(6,622,174)	$(108,047,822)
Net assets
At beginning of period	321,204,659	429,252,481
At end of period	$314,582,485	$321,204,659
See Notes to Financial Statements
12

MFS Government Securities Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$10.60	$12.34	$12.86	$12.45	$12.04	$12.39
Income (loss) from investment operations
Net investment income (loss) (d)	$0.15	$0.13	$0.16	$0.27	$0.31	$0.30
Net realized and unrealized gain (loss)	0.02	(1.63)	(0.40)	0.52	0.48	(0.25)
Total from investment operations	$0.17	$(1.50)	$(0.24)	$0.79	$0.79	$0.05
Less distributions declared to shareholders
From net investment income	$—	$(0.24)	$(0.28)	$(0.38)	$(0.38)	$(0.40)
Net asset value, end of period (x)	$10.77	$10.60	$12.34	$12.86	$12.45	$12.04
Total return (%) (k)(r)(s)(x)	1.60(n)	(12.26)	(1.89)	6.38	6.53	0.47
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.62(a)	0.62	0.61	0.61	0.60	0.60
Expenses after expense reductions	0.58(a)	0.58	0.58	0.58	0.58	0.59
Net investment income (loss)	2.85(a)	1.19	1.29	2.11	2.53	2.45
Portfolio turnover	53(n)	200	314	154	47	35
Portfolio turnover (excluding TBA transactions) (e)	29(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$203,651	$208,332	$276,951	$290,413	$298,414	$310,387
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$10.55	$12.27	$12.79	$12.38	$11.96	$12.31
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.10	$0.13	$0.24	$0.28	$0.26
Net realized and unrealized gain (loss)	0.01	(1.62)	(0.40)	0.52	0.48	(0.24)
Total from investment operations	$0.15	$(1.52)	$(0.27)	$0.76	$0.76	$0.02
Less distributions declared to shareholders
From net investment income	$—	$(0.20)	$(0.25)	$(0.35)	$(0.34)	$(0.37)
Net asset value, end of period (x)	$10.70	$10.55	$12.27	$12.79	$12.38	$11.96
Total return (%) (k)(r)(s)(x)	1.42(n)	(12.45)	(2.14)	6.12	6.35	0.17
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.87(a)	0.87	0.86	0.86	0.85	0.85
Expenses after expense reductions	0.83(a)	0.83	0.83	0.83	0.83	0.84
Net investment income (loss)	2.60(a)	0.94	1.04	1.86	2.27	2.20
Portfolio turnover	53(n)	200	314	154	47	35
Portfolio turnover (excluding TBA transactions) (e)	29(n)	—	—	—	—	—
Net assets at end of period (000 omitted)	$110,932	$112,873	$152,301	$160,196	$164,201	$171,938

See Notes to Financial Statements
13

MFS Government Securities Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(e)	Portfolio turnover rates excluding TBA transactions for periods prior to the six months ended June 30, 2023 are not available. Refer to Note 2 for more information on TBA transactions and mortgage dollar rolls.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
14

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Government Securities Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to
15

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$97,815,262	$—	$97,815,262
Municipal Bonds	—	2,935,251	—	2,935,251
U.S. Corporate Bonds	—	1,842,449	—	1,842,449
Residential Mortgage-Backed Securities	—	171,572,715	—	171,572,715
Commercial Mortgage-Backed Securities	—	11,945,740	—	11,945,740
Asset-Backed Securities (including CDOs)	—	11,426,617	—	11,426,617
Mutual Funds	24,392,178	—	—	24,392,178
Total	$24,392,178	$297,538,034	$—	$321,930,212
Other Financial Instruments
Futures Contracts – Assets	$32,372	$—	$—	$32,372
Futures Contracts – Liabilities	(1,224,090)	—	—	(1,224,090)
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$32,372	$(1,224,090)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
16

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(327,223)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts
Interest Rate	$(849,314)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund's maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Mortgage-Backed/Asset-Backed Securities — The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities.  For these securities, the value of the debt instrument also depends on the credit quality and adequacy of the underlying assets or collateral as well as whether there is a security interest in the underlying assets or collateral.  Enforcing rights, if any, against the underlying assets or collateral may be difficult. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae.
17

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
Stripped Mortgage-Backed Securities — The fund may invest in stripped mortgage-backed securities which are typically issued by the U.S. Government, its agencies and instrumentalities. Stripped mortgage-backed securities result when a mortgaged-backed security is stripped into two distinct classes, one which receives the principal cash flows only (POs) and one which receives the interest cash flows only (IOs) on a pool of mortgage assets. A faster than anticipated rate of prepayments on the underlying pool of mortgage assets, which is more likely to occur in a declining interest rate environment, increases the risk of loss on the IO.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. As such, these transactions may result in an increase to the fund’s portfolio turnover rate. Portfolio turnover rates including and excluding TBA transactions are presented in the Financial Highlights. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open
18

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$6,872,092
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$345,655,505
Gross appreciation	310,662
Gross depreciation	(24,035,955)
Net unrealized appreciation (depreciation)	$(23,725,293)
As of 12/31/22
Undistributed ordinary income	4,380,430
Capital loss carryforwards	(39,104,050)
Net unrealized appreciation (depreciation)	(28,835,804)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(15,429,517)
Long-Term	(23,674,533)
Total	$(39,104,050)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$4,703,417
Service Class	—	2,168,675
Total	$—	$6,872,092
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
19

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
Up to $1 billion	0.55%
In excess of $1 billion	0.50%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $20,390, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.54% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.58% of average daily net assets for the Initial Class shares and 0.83% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $34,025, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $1,221, which equated to 0.0008% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $248.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0178% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$149,809,500	$169,328,857
Non-U.S. Government securities	7,530,548	6,440,727
20

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	285,252	$3,093,405	357,915	$3,946,483
Service Class	531,610	5,710,136	435,133	4,773,024
	816,862	$8,803,541	793,048	$8,719,507
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	426,420	$4,703,417
Service Class	—	—	197,511	2,168,675
	—	$—	623,931	$6,872,092
Shares reacquired
Initial Class	(1,030,229)	$(11,197,224)	(3,568,112)	$(40,477,052)
Service Class	(869,108)	(9,373,654)	(2,340,014)	(26,455,149)
	(1,899,337)	$(20,570,878)	(5,908,126)	$(66,932,201)
Net change
Initial Class	(744,977)	$(8,103,819)	(2,783,777)	$(31,827,152)
Service Class	(337,498)	(3,663,518)	(1,707,370)	(19,513,450)
	(1,082,475)	$(11,767,337)	(4,491,147)	$(51,340,602)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Conservative Allocation Portfolio were the owners of record of approximately 32% and 9%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $811 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$15,359,601	$90,210,098	$81,174,003	$(4,367)	$849	$24,392,178

21

MFS Government Securities Portfolio
Notes to Financial Statements (unaudited) - continued
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$516,068	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
22

MFS Government Securities Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
23

MFS Government Securities Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
24

Semiannual Report
June 30, 2023
MFS®  High Yield Portfolio
MFS® Variable Insurance Trust II
HYS-SEM

MFS® High Yield Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS High Yield Portfolio
Portfolio Composition
Portfolio structure (i)
Top five industries (i)
Cable TV	8.6%
Medical & Health Technology & Services	5.1%
Midstream	4.8%
Consumer Services	4.4%
Energy - Independent	3.8%
Composition including fixed income credit quality (a)(i)
BBB	2.0%
BB	41.7%
B	40.8%
CCC	13.3%
C (o)	0.0%
Not Rated	2.2%
Non-Fixed Income	(0.9)%
Cash & Cash Equivalents	1.8%
Other	(0.9)%
Portfolio facts
Average Duration (d)	3.8
Average Effective Maturity (m)	5.0 yrs.

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(f)	The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS High Yield Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.72%	$1,000.00	$1,048.73	$3.66
	Hypothetical (h)	0.72%	$1,000.00	$1,021.22	$3.61
Service Class	Actual	0.97%	$1,000.00	$1,049.46	$4.93
	Hypothetical (h)	0.97%	$1,000.00	$1,019.98	$4.86
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS High Yield Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer		Shares/Par	Value ($)
Bonds – 96.4%
Aerospace & Defense – 3.0%
Bombardier, Inc., 7.5%, 3/15/2025 (n)		$190,000	$ 190,326
Bombardier, Inc., 7.125%, 6/15/2026 (n)		516,000	512,524
Bombardier, Inc., 7.5%, 2/01/2029 (n)		228,000	225,343
F-Brasile S.p.A./F-Brasile U.S. LLC, 7.375%, 8/15/2026 (n)		1,070,000	968,350
Moog, Inc., 4.25%, 12/15/2027 (n)		1,139,000	1,054,013
Spirit AeroSystems, Inc., 4.6%, 6/15/2028		836,000	701,330
TransDigm, Inc., 6.25%, 3/15/2026 (n)		845,000	840,870
TransDigm, Inc., 6.375%, 6/15/2026		875,000	863,631
TransDigm, Inc., 5.5%, 11/15/2027		985,000	929,052
TransDigm, Inc., 6.75%, 8/15/2028 (n)		699,000	701,649
TransDigm, Inc., 4.625%, 1/15/2029		569,000	506,158
			$7,493,246
Airlines – 0.5%
Air Canada, 3.875%, 8/15/2026 (n)		$882,000	$ 817,484
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/2029 (n)		532,380	516,930
			$1,334,414
Asset-Backed & Securitized – 0.0%
COBALT CMBS Commercial Mortgage Trust, 2006-2A, “F”, CDO, FLR, 5.63% (LIBOR - 3mo. + 1.3% Cash or PIK), 4/26/2050 (a)(n)(p)		$1,359,636	$ 136
Automotive – 2.8%
Clarios Global LP/Clarios U.S. Finance Co., 8.5%, 5/15/2027 (n)		$811,000	$ 812,327
Clarios Global LP/Clarios U.S. Finance Co., 6.75%, 5/15/2028 (n)		374,000	372,692
Dana, Inc., 5.375%, 11/15/2027		706,000	668,766
Dana, Inc., 4.25%, 9/01/2030		480,000	399,617
Dornoch Debt Merger Sub, Inc., 6.625%, 10/15/2029 (n)		934,000	761,933
Ford Motor Co., 5.113%, 5/03/2029		1,220,000	1,131,439
Ford Motor Credit Co. LLC, 4.134%, 8/04/2025		2,300,000	2,181,323
Real Hero Merger Sub 2, Inc., 6.25%, 2/01/2029 (n)		700,000	574,000
			$6,902,097
Broadcasting – 1.2%
Gray Escrow II, Inc., 5.375%, 11/15/2031 (n)		$1,282,000	$ 849,694
Gray Television, Inc., 5.875%, 7/15/2026 (n)		153,000	137,186
iHeartCommunications, Inc., 8.375%, 5/01/2027		510,000	339,752
Midas OpCo Holdings LLC, 5.625%, 8/15/2029 (n)		970,000	830,060
Summer (BC) Bidco B LLC, 5.5%, 10/31/2026 (n)		810,000	680,400
Summer (BC) Holdco S.à r.l., “A”, 9.25%, 10/31/2027	EUR	297,347	265,251
			$3,102,343
Brokerage & Asset Managers – 1.6%
AG Issuer LLC, 6.25%, 3/01/2028 (n)		$153,000	$ 145,695
AG TTMT Escrow Issuer LLC, 8.625%, 9/30/2027 (n)		984,000	1,008,564
Aretec Escrow Issuer, Inc., 7.5%, 4/01/2029 (n)		922,000	799,457
LPL Holdings, Inc., 4.375%, 5/15/2031 (n)		594,000	513,196
NFP Corp., 4.875%, 8/15/2028 (n)		797,000	711,869
NFP Corp., 6.875%, 8/15/2028 (n)		850,000	737,817
			$3,916,598
3

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Building – 3.3%
Foundation Building Materials LLC, 6%, 3/01/2029 (n)		$993,000	$ 829,155
GYP Holding III Corp., 4.625%, 5/01/2029 (n)		1,300,000	1,144,000
Interface, Inc., 5.5%, 12/01/2028 (n)		1,343,000	1,088,667
MIWD Holdco II LLC/MIWD Finance Co., 5.5%, 2/01/2030 (n)		768,000	633,600
New Enterprise Stone & Lime Co., Inc., 9.75%, 7/15/2028 (n)		725,000	699,393
Patrick Industries, Inc., 7.5%, 10/15/2027 (n)		1,056,000	1,021,680
SRS Distribution, Inc., 6.125%, 7/01/2029 (n)		553,000	477,588
Standard Industries, Inc., 2.25%, 11/21/2026	EUR	235,000	227,320
Standard Industries, Inc., 4.75%, 1/15/2028 (n)		$487,000	453,512
Standard Industries, Inc., 4.375%, 7/15/2030 (n)		959,000	830,587
White Cap Buyer LLC, 6.875%, 10/15/2028 (n)		892,000	808,375
			$8,213,877
Business Services – 1.4%
Entegris Escrow Corp., 5.95%, 6/15/2030 (n)		$418,000	$ 400,708
Iron Mountain, Inc., 4.875%, 9/15/2027 (n)		760,000	717,900
Iron Mountain, Inc., 5.25%, 3/15/2028 (n)		470,000	439,430
Verscend Escrow Corp., 9.75%, 8/15/2026 (n)		1,076,000	1,079,327
ZI Technologies LLC/ZI Finance Corp. Co., 3.875%, 2/01/2029 (n)		913,000	785,264
			$3,422,629
Cable TV – 8.3%
Cable One, Inc., 4%, 11/15/2030 (n)		$1,339,000	$ 1,046,094
CCO Holdings LLC/CCO Holdings Capital Corp., 5.125%, 5/01/2027 (n)		688,000	640,697
CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/01/2030 (n)		3,116,000	2,664,441
CCO Holdings LLC/CCO Holdings Capital Corp., 4.5%, 8/15/2030 (n)		1,585,000	1,319,815
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/2031 (n)		1,107,000	895,529
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 1/15/2034 (n)		757,000	572,116
CSC Holdings LLC, 5.375%, 2/01/2028 (n)		1,200,000	964,249
CSC Holdings LLC, 7.5%, 4/01/2028 (n)		600,000	341,983
CSC Holdings LLC, 5.75%, 1/15/2030 (n)		1,045,000	493,418
CSC Holdings LLC, 4.125%, 12/01/2030 (n)		400,000	279,810
DISH DBS Corp., 7.75%, 7/01/2026		505,000	309,547
DISH DBS Corp., 5.25%, 12/01/2026 (n)		700,000	561,521
DISH DBS Corp., 5.125%, 6/01/2029		675,000	313,434
DISH Network Corp., 11.75%, 11/15/2027 (n)		365,000	356,208
LCPR Senior Secured Financing DAC, 6.75%, 10/15/2027 (n)		1,082,000	1,014,107
LCPR Senior Secured Financing DAC, 5.125%, 7/15/2029 (n)		325,000	273,093
Sirius XM Radio, Inc., 4%, 7/15/2028 (n)		628,000	545,652
Sirius XM Radio, Inc., 5.5%, 7/01/2029 (n)		1,926,000	1,737,361
Sirius XM Radio, Inc., 3.875%, 9/01/2031 (n)		589,000	455,469
Telenet Finance Luxembourg S.A., 5.5%, 3/01/2028 (n)		1,600,000	1,467,200
Videotron Ltd., 5.125%, 4/15/2027 (n)		583,000	558,951
Videotron Ltd., 3.625%, 6/15/2029 (n)		533,000	459,166
Virgin Media Finance PLC, 5%, 7/15/2030 (n)		1,200,000	955,314
Virgin Media Vendor Financing Notes IV DAC, 5%, 7/15/2028 (n)		1,261,000	1,103,038
Ziggo Bond Finance B.V., 5.125%, 2/28/2030 (n)		1,715,000	1,298,651
			$20,626,864
Chemicals – 3.0%
Axalta Coating Systems Ltd., 4.75%, 6/15/2027 (n)		$834,000	$ 786,085
Axalta Coating Systems Ltd., 3.375%, 2/15/2029 (n)		570,000	485,212
Element Solutions, Inc., 3.875%, 9/01/2028 (n)		1,189,000	1,037,255
Ingevity Corp., 3.875%, 11/01/2028 (n)		1,486,000	1,268,698
LSF11 A5 HoldCo LLC, 6.625%, 10/15/2029 (n)		899,000	750,844
S.P.C.M. S.A., 3.375%, 3/15/2030 (n)		1,051,000	874,280
4

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Chemicals – continued
SCIH Salt Holdings, Inc., 6.625%, 5/01/2029 (n)		$610,000	$ 511,086
SCIL IV LLC / SCIL USA Holdings LLC, 9.5%, 7/15/2028 (n)	EUR	677,000	738,743
Windsor Holdings III, LLC, 8.5%, 6/15/2030 (n)		$1,139,000	1,133,669
			$7,585,872
Computer Software – 1.2%
Camelot Finance S.A., 4.5%, 11/01/2026 (n)		$641,000	$ 603,848
Clarivate Science Holdings Corp., 3.875%, 7/01/2028 (n)		245,000	217,179
Clarivate Science Holdings Corp., 4.875%, 7/01/2029 (n)		565,000	501,215
Dun & Bradstreet Corp., 5%, 12/15/2029 (n)		844,000	744,180
Neptune Bidco U.S., Inc., 9.29%, 4/15/2029 (n)		908,000	833,555
			$2,899,977
Computer Software - Systems – 1.8%
Fair Isaac Corp., 5.25%, 5/15/2026 (n)		$1,471,000	$ 1,435,255
Fair Isaac Corp., 4%, 6/15/2028 (n)		250,000	229,351
Sabre GLBL, Inc., 7.375%, 9/01/2025 (n)		374,000	331,966
Sabre GLBL, Inc., 11.25%, 12/15/2027 (n)		387,000	327,982
SS&C Technologies Holdings, Inc., 5.5%, 9/30/2027 (n)		1,548,000	1,481,944
Virtusa Corp., 7.125%, 12/15/2028 (n)		748,000	609,166
			$4,415,664
Conglomerates – 3.7%
BWX Technologies, Inc., 4.125%, 6/30/2028 (n)		$563,000	$ 513,653
BWX Technologies, Inc., 4.125%, 4/15/2029 (n)		1,598,000	1,442,195
Chart Industries, Inc., 9.5%, 1/01/2031 (n)		909,000	964,461
Emerald Debt Merger, 6.625%, 12/15/2030 (n)		1,303,000	1,291,599
Gates Global LLC, 6.25%, 1/15/2026 (n)		1,105,000	1,087,325
Griffon Corp., 5.75%, 3/01/2028		999,000	933,996
Madison IAQ LLC, 5.875%, 6/30/2029 (n)		952,000	771,033
Regal Rexnord Corp., 6.3%, 2/15/2030 (n)		628,000	626,141
TriMas Corp., 4.125%, 4/15/2029 (n)		1,696,000	1,511,153
			$9,141,556
Construction – 1.0%
Empire Communities Corp., 7%, 12/15/2025 (n)		$783,000	$ 739,935
Mattamy Group Corp., 5.25%, 12/15/2027 (n)		510,000	475,267
Mattamy Group Corp., 4.625%, 3/01/2030 (n)		522,000	451,266
Taylor Morrison Communities, Inc., 5.75%, 1/15/2028 (n)		147,000	142,137
Weekley Homes LLC/Weekley Finance Corp., 4.875%, 9/15/2028 (n)		741,000	666,915
			$2,475,520
Consumer Products – 2.3%
Energizer Gamma Acquisition B.V., 3.5%, 6/30/2029	EUR	465,000	$ 407,657
Energizer Holdings, Inc., 4.375%, 3/31/2029 (n)		$948,000	816,891
Mattel, Inc., 3.375%, 4/01/2026 (n)		783,000	720,514
Mattel, Inc., 5.875%, 12/15/2027 (n)		245,000	240,624
Newell Brands, Inc., 6.375%, 9/15/2027		1,056,000	1,011,234
Newell Brands, Inc., 6.625%, 9/15/2029		609,000	583,812
Prestige Consumer Healthcare, Inc., 5.125%, 1/15/2028 (n)		845,000	802,191
Prestige Consumer Healthcare, Inc., 3.75%, 4/01/2031 (n)		297,000	245,885
Spectrum Brands, Inc., 3.875%, 3/15/2031 (n)		762,000	624,840
SWF Escrow Issuer Corp., 6.5%, 10/01/2029 (n)		492,000	295,214
			$5,748,862
5

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Consumer Services – 4.3%
Allied Universal Holdco LLC, 9.75%, 7/15/2027 (n)	$1,040,000	$ 919,312
Allied Universal Holdco LLC, 6%, 6/01/2029 (n)	465,000	343,126
ANGI Group LLC, 3.875%, 8/15/2028 (n)	1,184,000	966,744
Arches Buyer, Inc., 6.125%, 12/01/2028 (n)	765,000	659,315
Cushman & Wakefield PLC, 6.75%, 5/15/2028 (n)	690,000	624,450
GoDaddy, Inc., 3.5%, 3/01/2029 (n)	1,542,000	1,321,252
GW B-CR Security Corp., 9.5%, 11/01/2027 (n)	733,000	708,147
Match Group Holdings II LLC, 5%, 12/15/2027 (n)	726,000	673,303
Match Group Holdings II LLC, 4.625%, 6/01/2028 (n)	1,205,000	1,106,913
Match Group Holdings II LLC, 4.125%, 8/01/2030 (n)	314,000	268,941
Match Group Holdings II LLC, 3.625%, 10/01/2031 (n)	80,000	65,755
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 1/15/2029 (n)	872,000	652,441
Realogy Group LLC/Realogy Co-Issuer Corp., 5.25%, 4/15/2030 (n)	675,000	479,712
TriNet Group, Inc., 3.5%, 3/01/2029 (n)	1,341,000	1,165,988
WASH Multi-Family Acquisition, Inc., 5.75%, 4/15/2026 (n)	742,000	692,711
		$10,648,110
Containers – 3.1%
ARD Finance S.A., 6.5% (6.5% Cash or 7.25% PIK), 6/30/2027 (n)(p)	$312,000	$ 252,766
Ardagh Metal Packaging Finance USA LLC, 3.25%, 9/01/2028 (n)	550,000	472,432
Ardagh Metal Packaging Finance USA LLC, 4%, 9/01/2029 (n)	1,350,000	1,069,192
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA, Inc., 5.25%, 8/15/2027 (n)	1,100,000	931,789
Can-Pack S.A./Eastern PA Land Investment Holding LLC, 3.875%, 11/15/2029 (n)	1,628,000	1,324,222
Crown Americas LLC, 5.25%, 4/01/2030	560,000	532,563
Crown Americas LLC/Crown Americas Capital Corp. V, 4.25%, 9/30/2026	1,315,000	1,245,292
Crown Americas LLC/Crown Americas Capital Corp. VI, 4.75%, 2/01/2026	485,000	470,045
LABL, Inc., 5.875%, 11/01/2028 (n)	761,000	692,115
Trivium Packaging Finance B.V., 8.5%, 8/15/2027 (n)	835,000	803,785
		$7,794,201
Electrical Equipment – 0.2%
CommScope Technologies LLC, 5%, 3/15/2027 (n)	$600,000	$ 417,640
Electronics – 1.6%
Entegris, Inc., 4.375%, 4/15/2028 (n)	$593,000	$ 536,653
Entegris, Inc., 3.625%, 5/01/2029 (n)	570,000	491,215
Sensata Technologies B.V., 5.625%, 11/01/2024 (n)	335,000	332,472
Sensata Technologies B.V., 5%, 10/01/2025 (n)	1,285,000	1,258,048
Sensata Technologies B.V., 5.875%, 9/01/2030 (n)	580,000	563,925
Synaptics, Inc., 4%, 6/15/2029 (n)	1,015,000	850,942
		$4,033,255
Energy - Independent – 3.8%
Callon Petroleum Co., 8%, 8/01/2028 (n)	$687,000	$ 679,381
Callon Petroleum Co., 7.5%, 6/15/2030 (n)	228,000	215,203
Civitas Resources, Inc., 8.375%, 7/01/2028 (n)	723,000	731,170
Civitas Resources, Inc., 8.75%, 7/01/2031 (n)	381,000	386,258
CNX Resources Corp., 6%, 1/15/2029 (n)	288,000	266,949
Comstock Resources, Inc., 6.75%, 3/01/2029 (n)	1,164,000	1,064,998
CrownRock LP/CrownRock Finance, Inc., “F”, 5%, 5/01/2029 (n)	1,060,000	992,425
Encino Acquisition Partners Holdings LLC, 8.5%, 5/01/2028 (n)	680,000	617,159
Matador Resources Co., 6.875%, 4/15/2028 (n)	858,000	849,243
Moss Creek Resources Holdings, Inc., 7.5%, 1/15/2026 (n)	670,000	615,181
Permian Resources Operating LLC, 7.75%, 2/15/2026 (n)	155,000	155,659
Permian Resources Operating LLC, 5.875%, 7/01/2029 (n)	1,203,000	1,133,239
SM Energy Co., 6.75%, 9/15/2026	227,000	221,259
6

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Energy - Independent – continued
SM Energy Co., 6.5%, 7/15/2028	$600,000	$ 576,000
Southwestern Energy Co., 8.375%, 9/15/2028	380,000	395,591
Southwestern Energy Co., 5.375%, 3/15/2030	507,000	473,134
		$9,372,849
Entertainment – 2.5%
Carnival Corp. PLC, 7.625%, 3/01/2026 (n)	$709,000	$ 694,394
Carnival Corp. PLC, 5.75%, 3/01/2027 (n)	1,083,000	996,999
Carnival Corp. PLC, 9.875%, 8/01/2027 (n)	567,000	590,606
Carnival Corp. PLC, 4%, 8/01/2028 (n)	228,000	202,127
Merlin Entertainments, 5.75%, 6/15/2026 (n)	510,000	491,509
Motion Bondco DAC, 6.625%, 11/15/2027 (n)	559,000	511,718
NCL Corp. Ltd., 5.875%, 3/15/2026 (n)	556,000	520,173
Royal Caribbean Cruises Ltd., 5.375%, 7/15/2027 (n)	661,000	618,070
Royal Caribbean Cruises Ltd., 5.5%, 4/01/2028 (n)	960,000	895,238
Viking Ocean Cruises Ship VII Ltd., 5.625%, 2/15/2029 (n)	305,000	279,075
VOC Escrow Ltd., 5%, 2/15/2028 (n)	461,000	422,968
		$6,222,877
Financial Institutions – 4.4%
Avation Capital S.A., 8.25% (8.25% Cash or 9% PIK), 10/31/2026 (n)(p)	$863,898	$ 751,952
Credit Acceptance Corp., 5.125%, 12/31/2024 (n)	988,000	959,140
Credit Acceptance Corp., 6.625%, 3/15/2026	107,000	102,819
Global Aircraft Leasing Co. Ltd., 6.5% (6.5% Cash or 7.25% PIK), 9/15/2024 (n)(p)	1,926,562	1,763,479
Howard Hughes Corp., 4.125%, 2/01/2029 (n)	1,287,000	1,064,658
Macquarie AirFinance Ltd., 8.375%, 5/01/2028 (n)	968,000	981,494
Nationstar Mortgage Holdings, Inc., 6%, 1/15/2027 (n)	1,339,000	1,245,652
Nationstar Mortgage Holdings, Inc., 5.75%, 11/15/2031 (n)	190,000	156,075
OneMain Finance Corp., 6.875%, 3/15/2025	713,000	705,964
OneMain Finance Corp., 7.125%, 3/15/2026	1,053,000	1,034,564
OneMain Finance Corp., 5.375%, 11/15/2029	152,000	129,222
Rocket Mortgage Co-Issuer, Inc., 3.625%, 3/01/2029 (n)	636,000	534,538
SLM Corp., 3.125%, 11/02/2026	1,066,000	922,090
UWM Holdings Corp., 5.5%, 4/15/2029 (n)	737,000	631,977
		$10,983,624
Food & Beverages – 2.8%
B&G Foods, Inc., 5.25%, 4/01/2025	$620,000	$ 591,907
B&G Foods, Inc., 5.25%, 9/15/2027	235,000	204,171
BellRing Brands, Inc., 7%, 3/15/2030 (n)	1,088,000	1,094,800
Performance Food Group Co., 5.5%, 10/15/2027 (n)	1,093,000	1,053,142
Post Holdings, Inc., 5.625%, 1/15/2028 (n)	854,000	820,566
Post Holdings, Inc., 4.625%, 4/15/2030 (n)	1,169,000	1,024,464
Primo Water Holding, Inc., 4.375%, 4/30/2029 (n)	1,395,000	1,195,306
U.S. Foods Holding Corp., 4.75%, 2/15/2029 (n)	1,205,000	1,103,237
		$7,087,593
Gaming & Lodging – 3.2%
Caesars Entertainment, Inc., 4.625%, 10/15/2029 (n)	$410,000	$ 358,016
Caesars Entertainment, Inc., 7%, 2/15/2030 (n)	641,000	643,718
Caesars Resort Collection LLC/CRC Finco, Inc., 8.125%, 7/01/2027 (n)	853,000	873,019
CCM Merger, Inc., 6.375%, 5/01/2026 (n)	832,000	807,040
International Game Technology PLC, 6.25%, 1/15/2027 (n)	330,000	328,763
Penn National Gaming, Inc., 4.125%, 7/01/2029 (n)	760,000	623,732
Sands China Ltd., 4.3%, 1/08/2026	770,000	724,002
Sands China Ltd., 4.875%, 6/18/2030	700,000	623,050
7

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Gaming & Lodging – continued
Wyndham Hotels & Resorts, Inc., 4.375%, 8/15/2028 (n)	$1,005,000	$ 917,766
Wynn Macau Ltd., 5.5%, 10/01/2027 (n)	849,000	755,610
Wynn Macau Ltd., 5.625%, 8/26/2028 (n)	607,000	529,607
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 5.125%, 10/01/2029 (n)	951,000	852,280
		$8,036,603
Industrial – 1.3%
Albion Financing 1 S.à r.l., 6.125%, 10/15/2026 (n)	$400,000	$ 376,000
Albion Financing 2 S.à r.l., 8.75%, 4/15/2027 (n)	540,000	499,079
APi Escrow Corp., 4.75%, 10/15/2029 (n)	1,291,000	1,162,674
Williams Scotsman International, Inc., 4.625%, 8/15/2028 (n)	1,204,000	1,100,539
		$3,138,292
Insurance - Property & Casualty – 2.4%
Acrisure LLC/Acrisure Finance, Inc., 7%, 11/15/2025 (n)	$525,000	$ 508,245
Acrisure LLC/Acrisure Finance, Inc., 4.25%, 2/15/2029 (n)	380,000	328,014
Acrisure LLC/Acrisure Finance, Inc., 6%, 8/01/2029 (n)	838,000	725,554
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/2027 (n)	385,000	361,900
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 5.875%, 11/01/2029 (n)	1,140,000	991,709
AmWINS Group Benefits, Inc., 4.875%, 6/30/2029 (n)	367,000	331,395
AssuredPartners, Inc., 5.625%, 1/15/2029 (n)	740,000	640,498
GTCR (AP) Finance, Inc., 8%, 5/15/2027 (n)	350,000	343,085
Hub International Ltd., 5.625%, 12/01/2029 (n)	1,294,000	1,160,824
Hub International Ltd., 7.25%, 6/15/2030 (n)	624,000	644,342
		$6,035,566
Machinery & Tools – 1.1%
Ritchie Bros Holdings, Inc., 6.75%, 3/15/2028 (n)	$668,000	$ 673,290
Ritchie Bros Holdings, Inc., 7.75%, 3/15/2031 (n)	1,254,000	1,300,932
Terex Corp., 5%, 5/15/2029 (n)	891,000	828,344
		$2,802,566
Major Banks – 0.4%
Toronto Dominion Bank, 8.125% to 10/31/2027, FLR (CMT - 5yr. + 4.075%) to 10/31/2082	$980,000	$ 995,562
Medical & Health Technology & Services – 5.0%
180 Medical, Inc., 3.875%, 10/15/2029 (n)	$920,000	$ 802,345
Avantor Funding, Inc., 4.625%, 7/15/2028 (n)	1,341,000	1,243,003
Charles River Laboratories International, Inc., 3.75%, 3/15/2029 (n)	1,337,000	1,176,604
CHS/Community Health Systems, Inc., 8%, 12/15/2027 (n)	546,000	528,554
CHS/Community Health Systems, Inc., 6.125%, 4/01/2030 (n)	1,051,000	626,102
CHS/Community Health Systems, Inc., 5.25%, 5/15/2030 (n)	913,000	719,195
DaVita, Inc., 4.625%, 6/01/2030 (n)	811,000	696,226
Encompass Health Corp., 5.75%, 9/15/2025	329,000	326,004
Encompass Health Corp., 4.75%, 2/01/2030	944,000	859,513
Encompass Health Corp., 4.625%, 4/01/2031	155,000	137,401
IQVIA, Inc., 5%, 5/15/2027 (n)	1,310,000	1,260,043
IQVIA, Inc., 6.5%, 5/15/2030 (n)	400,000	403,949
Legacy LifePoint Health LLC, 4.375%, 2/15/2027 (n)	380,000	294,031
Regional Care/LifePoint Health, Inc., 9.75%, 12/01/2026 (n)	675,000	566,073
Tenet Healthcare Corp., 6.125%, 10/01/2028	655,000	630,568
Tenet Healthcare Corp., 4.375%, 1/15/2030	305,000	275,231
Tenet Healthcare Corp., 6.125%, 6/15/2030	911,000	897,973
Tenet Healthcare Corp., 6.75%, 5/15/2031 (n)	377,000	377,918
8

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Medical & Health Technology & Services – continued
U.S. Acute Care Solutions LLC, 6.375%, 3/01/2026 (n)	$749,000	$ 641,331
		$12,462,064
Medical Equipment – 1.3%
Embecta Corp., 5%, 2/15/2030 (n)	$912,000	$ 757,215
Garden SpinCo Corp., 8.625%, 7/20/2030 (n)	1,037,000	1,114,517
Mozart Debt Merger Sub, Inc., 5.25%, 10/01/2029 (n)	540,000	468,558
Teleflex, Inc., 4.625%, 11/15/2027	917,000	864,272
		$3,204,562
Metals & Mining – 3.6%
Baffinland Iron Mines Corp./Baffinland Iron Mines LP, 8.75%, 7/15/2026 (n)	$1,024,000	$ 980,553
Coeur Mining, Inc., 5.125%, 2/15/2029 (n)	852,000	702,900
Eldorado Gold Corp., 6.25%, 9/01/2029 (n)	399,000	357,200
Ero Copper Corp., 6.5%, 2/15/2030 (n)	638,000	550,416
FMG Resources Ltd., 4.375%, 4/01/2031 (n)	1,777,000	1,517,224
GrafTech Finance, Inc., 4.625%, 12/15/2028 (n)	1,121,000	910,838
GrafTech International Ltd., 9.875%, 12/15/2028 (n)	153,000	151,853
Kaiser Aluminum Corp., 4.625%, 3/01/2028 (n)	1,197,000	1,046,848
Kaiser Aluminum Corp., 4.5%, 6/01/2031 (n)	685,000	546,068
Novelis Corp., 3.25%, 11/15/2026 (n)	516,000	467,067
Novelis Corp., 4.75%, 1/30/2030 (n)	905,000	804,280
Novelis Corp., 3.875%, 8/15/2031 (n)	488,000	401,434
Petra Diamonds US$ Treasury PLC, 10.5% (10.5% PIK/9.75% Cash to 6/30/2023), 9.75% Cash to 3/08/2026 (n)(p)	519,981	484,102
		$8,920,783
Midstream – 4.7%
DT Midstream, Inc., 4.125%, 6/15/2029 (n)	$873,000	$ 766,123
DT Midstream, Inc., 4.375%, 6/15/2031 (n)	1,201,000	1,034,365
EQM Midstream Partners LP, 5.5%, 7/15/2028	1,951,000	1,846,068
Genesis Energy LP/Genesis Energy Finance Corp., 8%, 1/15/2027	307,000	299,356
Genesis Energy LP/Genesis Energy Finance Corp., 8.875%, 4/15/2030	518,000	506,083
Kinetik Holdings, Inc., 5.875%, 6/15/2030 (n)	821,000	780,352
NuStar Logistics, LP, 6.375%, 10/01/2030	761,000	726,026
Tallgrass Energy Partners LP, 6%, 3/01/2027 (n)	247,000	231,787
Tallgrass Energy Partners LP, 5.5%, 1/15/2028 (n)	1,393,000	1,273,178
Targa Resources Partners LP/Targa Resources Finance Corp., 6.875%, 1/15/2029	1,035,000	1,055,679
Venture Global Calcasieu Pass LLC, 3.875%, 8/15/2029 (n)	1,187,000	1,036,952
Venture Global Calcasieu Pass LLC, 6.25%, 1/15/2030 (n)	337,000	334,283
Venture Global Calcasieu Pass LLC, 4.125%, 8/15/2031 (n)	750,000	644,975
Venture Global LNG, Inc., 8.125%, 6/01/2028 (n)	558,000	566,724
Venture Global LNG, Inc., 8.375%, 6/01/2031 (n)	508,000	512,149
		$11,614,100
Network & Telecom – 0.5%
Iliad Holding S.A.S., 6.5%, 10/15/2026 (n)	$200,000	$ 188,765
Iliad Holding S.A.S., 7%, 10/15/2028 (n)	1,227,000	1,130,857
		$1,319,622
Oil Services – 0.6%
Nabors Industries Ltd., 7.25%, 1/15/2026 (n)	$989,000	$ 923,251
Solaris Midstream Holding LLC, 7.625%, 4/01/2026 (n)	675,000	653,241
		$1,576,492
9

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Oils – 1.0%
Parkland Corp., 4.625%, 5/01/2030 (n)		$1,651,000	$ 1,431,508
PBF Holding Co. LLC/PBF Finance Corp., 6%, 2/15/2028		715,000	668,121
Puma International Financing S.A., 5%, 1/24/2026		369,000	332,100
			$2,431,729
Personal Computers & Peripherals – 0.6%
NCR Corp., 5%, 10/01/2028 (n)		$1,035,000	$ 923,665
NCR Corp., 5.125%, 4/15/2029 (n)		569,000	503,713
			$1,427,378
Pharmaceuticals – 1.6%
1375209 BC Ltd., 9%, 1/30/2028 (n)		$537,000	$ 538,343
Bausch Health Co., Inc., 11%, 9/30/2028 (n)		580,000	411,974
Bausch Health Co., Inc., 14%, 10/15/2030 (n)		127,000	75,565
Jazz Securities DAC, 4.375%, 1/15/2029 (n)		1,450,000	1,293,675
Organon Finance 1 LLC, 4.125%, 4/30/2028 (n)		839,000	744,638
Organon Finance 1 LLC, 5.125%, 4/30/2031 (n)		1,026,000	846,475
			$3,910,670
Pollution Control – 1.1%
GFL Environmental, Inc., 4.25%, 6/01/2025 (n)		$230,000	$ 221,951
GFL Environmental, Inc., 4%, 8/01/2028 (n)		878,000	784,977
GFL Environmental, Inc., 4.75%, 6/15/2029 (n)		330,000	301,492
GFL Environmental, Inc., 4.375%, 8/15/2029 (n)		410,000	365,042
Stericycle, Inc., 3.875%, 1/15/2029 (n)		1,135,000	1,007,767
			$2,681,229
Precious Metals & Minerals – 0.6%
IAMGOLD Corp., 5.75%, 10/15/2028 (n)		$988,000	$ 739,177
Taseko Mines Ltd., 7%, 2/15/2026 (n)		741,000	675,378
			$1,414,555
Printing & Publishing – 0.4%
Cimpress PLC, 7%, 6/15/2026		$1,055,000	$ 957,413
Real Estate - Healthcare – 0.4%
MPT Operating Partnership LP/MPT Finance Corp., REIT, 0.993%, 10/15/2026	EUR	235,000	$ 192,734
MPT Operating Partnership LP/MPT Finance Corp., REIT, 5%, 10/15/2027		$1,114,000	937,230
			$1,129,964
Real Estate - Other – 0.6%
RHP Hotel Properties, LP/RHP Finance Corp., 7.25%, 7/15/2028 (n)		$512,000	$ 517,238
XHR LP, REIT, 4.875%, 6/01/2029 (n)		1,066,000	914,095
			$1,431,333
Restaurants – 0.3%
Fertitta Entertainment LLC, 6.75%, 1/15/2030 (n)		$865,000	$ 736,147
Retailers – 1.7%
Asbury Automotive Group, Inc., 4.625%, 11/15/2029 (n)		$1,054,000	$ 935,555
Bath & Body Works, Inc., 5.25%, 2/01/2028		1,520,000	1,445,070
Macy's Retail Holdings LLC, 5.875%, 4/01/2029 (n)		743,000	677,988
NMG Holding Co. Inc./Neiman Marcus Group LLC, 7.125%, 4/01/2026 (n)		494,000	459,811
10

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – continued
Victoria's Secret & Co., 4.625%, 7/15/2029 (n)	$1,036,000	$ 757,199
		$4,275,623
Specialty Stores – 1.3%
Group 1 Automotive, Inc., 4%, 8/15/2028 (n)	$379,000	$ 333,751
Lithia Motors, Inc., 3.875%, 6/01/2029 (n)	305,000	265,001
Michael Cos., Inc., 5.25%, 5/01/2028 (n)	550,000	444,367
Michael Cos., Inc., 7.875%, 5/01/2029 (n)	655,000	441,332
Penske Automotive Group Co., 3.75%, 6/15/2029	1,051,000	907,635
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 2/15/2029 (n)	775,000	770,023
		$3,162,109
Supermarkets – 0.4%
Albertsons Cos. LLC/Safeway, Inc., 4.625%, 1/15/2027 (n)	$359,000	$ 340,154
Albertsons Cos. LLC/Safeway, Inc., 3.5%, 3/15/2029 (n)	820,000	709,825
		$1,049,979
Telecommunications - Wireless – 1.0%
Altice France S.A., 6%, 2/15/2028 (n)	$1,235,000	$ 602,051
SBA Communications Corp., 3.875%, 2/15/2027	643,000	592,336
SBA Communications Corp., 3.125%, 2/01/2029	1,466,000	1,242,662
		$2,437,049
Tobacco – 0.2%
Vector Group Ltd., 5.75%, 2/01/2029 (n)	$458,000	$ 398,502
Utilities - Electric Power – 3.3%
Calpine Corp., 4.5%, 2/15/2028 (n)	$1,057,000	$ 956,935
Calpine Corp., 5.125%, 3/15/2028 (n)	1,187,000	1,059,281
Clearway Energy Operating LLC, 4.75%, 3/15/2028 (n)	801,000	739,019
Clearway Energy Operating LLC, 3.75%, 2/15/2031 (n)	1,711,000	1,419,874
NextEra Energy, Inc., 4.25%, 7/15/2024 (n)	27,000	26,407
NextEra Energy, Inc., 4.25%, 9/15/2024 (n)	146,000	139,430
NextEra Energy, Inc., 4.5%, 9/15/2027 (n)	815,000	757,135
Pacific Gas & Electric Co., 6.1%, 1/15/2029	355,000	349,289
Pacific Gas & Electric Co., 6.4%, 6/15/2033	443,000	440,575
TerraForm Global Operating LLC, 6.125%, 3/01/2026 (n)	750,000	730,312
TerraForm Power Operating LLC, 5%, 1/31/2028 (n)	1,296,000	1,193,175
TerraForm Power Operating LLC, 4.75%, 1/15/2030 (n)	469,000	413,893
		$8,225,325
Total Bonds (Identified Cost, $262,757,308)		$239,615,021
Common Stocks – 0.2%
Cable TV – 0.1%
Intelsat Emergence S.A. (a)	10,678	$ 229,577
Oil Services – 0.1%
LTRI Holdings LP (a)(u)	1,115	$ 397,130
Total Common Stocks (Identified Cost, $1,383,335)		$626,707
11

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Contingent Value Rights – 0.0%
Cable TV – 0.0%
Intelsat Jackson Holdings S.A. - Series A, 12/05/2025 (a)	1,117	$ 6,981
Intelsat Jackson Holdings S.A. - Series B, 12/05/2025 (a)	1,117	4,468
Total Contingent Value Rights (Identified Cost, $0)		$11,449
	Strike Price	First Exercise
Warrants – 0.0%
Other Banks & Diversified Financials – 0.0%
Avation Capital S.A. (1 share for 1 warrant, Expiration 10/31/26) (a) (Identified Cost, $0)	GBP 1.14	3/16/21	11,113	$ 2,823

Investment Companies (h) – 2.6%
Money Market Funds – 2.6%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $6,352,739)	6,352,805	$ 6,354,075
Underlying/Expiration Date/Exercise Price	Put/Call	Counterparty	Notional Amount	Par Amount/ Number of Contracts
Purchased Options – 0.0%
Fixed Income ETFs – 0.0%
iShares iBoxx $ High Yield Corporate Bond ETF – September 2023 @ $73 (Premiums Paid, $128,915)	Put	Goldman Sachs International	$ 10,186,999	1,357	$61,065
Other Assets, Less Liabilities – 0.8%					1,971,620
Net Assets – 100.0%					$248,642,760
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $6,354,075 and $240,317,065, respectively.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $201,405,128, representing 81.0% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(u)	The security was valued using significant unobservable inputs and is considered level 3 under the fair value hierarchy. For further information about the fund’s level 3 holdings, please see Note 2 in the Notes to Financial Statements.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
CDO	Collateralized Debt Obligation
CMT	Constant Maturity Treasury
ETF	Exchange-Traded Fund
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
GBP	British Pound
12

MFS High Yield Portfolio
Portfolio of Investments (unaudited) – continued
Derivative Contracts at 6/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
GBP	66,095	USD	82,702	HSBC Bank	7/21/2023	$1,247
USD	739,332	EUR	677,000	HSBC Bank	7/21/2023	17
USD	1,167,929	EUR	1,059,829	Merrill Lynch International	7/21/2023	10,545
						$11,809
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Bond 30 yr	Long	USD	14	$1,776,688	September – 2023	$(3,193)
U.S. Treasury Ultra Note 10 yr	Long	USD	27	3,197,812	September – 2023	(40,810)
						$(44,003)
At June 30, 2023, the fund had cash collateral of $142,500 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
13

MFS High Yield Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $264,269,558)	$240,317,065
Investments in affiliated issuers, at value (identified cost, $6,352,739)	6,354,075
Foreign currency, at value (identified cost, $8,845)	8,880
Deposits with brokers for
Futures contracts	142,500
Receivables for
Forward foreign currency exchange contracts	11,809
Net daily variation margin on open futures contracts	18,532
Investments sold	260,079
Fund shares sold	37
Interest	4,035,399
Receivable from investment adviser	2,662
Other assets	862
Total assets	$251,151,900
Liabilities
Payables for
Investments purchased	$2,208,935
Fund shares reacquired	183,366
Payable to affiliates
Administrative services fee	251
Shareholder servicing costs	4
Distribution and/or service fees	378
Payable for independent Trustees' compensation	40
Accrued expenses and other liabilities	116,166
Total liabilities	$2,509,140
Net assets	$248,642,760
Net assets consist of
Paid-in capital	$310,170,947
Total distributable earnings (loss)	(61,528,187)
Net assets	$248,642,760
Shares of beneficial interest outstanding	50,281,901
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$220,953,997	44,615,694	$4.95
Service Class	27,688,763	5,666,207	4.89
See Notes to Financial Statements
14

MFS High Yield Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$7,707,340
Dividends from affiliated issuers	131,673
Other	6,796
Total investment income	$7,845,809
Expenses
Management fee	$879,069
Distribution and/or service fees	35,132
Shareholder servicing costs	2,210
Administrative services fee	23,424
Independent Trustees' compensation	3,217
Custodian fee	10,174
Shareholder communications	12,791
Audit and tax fees	44,709
Legal fees	873
Miscellaneous	17,916
Total expenses	$1,029,515
Reduction of expenses by investment adviser	(89,218)
Net expenses	$940,297
Net investment income (loss)	$6,905,512
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(8,117,110)
Affiliated issuers	287
Futures contracts	24,879
Forward foreign currency exchange contracts	(105,273)
Foreign currency	2,246
Net realized gain (loss)	$(8,194,971)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$13,641,978
Affiliated issuers	528
Futures contracts	(56,014)
Forward foreign currency exchange contracts	104,485
Translation of assets and liabilities in foreign currencies	(4,067)
Net unrealized gain (loss)	$13,686,910
Net realized and unrealized gain (loss)	$5,491,939
Change in net assets from operations	$12,397,451
See Notes to Financial Statements
15

MFS High Yield Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$6,905,512	$13,133,726
Net realized gain (loss)	(8,194,971)	(7,326,132)
Net unrealized gain (loss)	13,686,910	(40,364,218)
Change in net assets from operations	$12,397,451	$(34,556,624)
Total distributions to shareholders	$—	$(15,313,201)
Change in net assets from fund share transactions	$(16,790,433)	$(33,984,248)
Total change in net assets	$(4,392,982)	$(83,854,073)
Net assets
At beginning of period	253,035,742	336,889,815
At end of period	$248,642,760	$253,035,742
See Notes to Financial Statements
16

MFS High Yield Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.72	$5.59	$5.68	$5.72	$5.28	$5.77
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.23	$0.23	$0.25	$0.27	$0.28
Net realized and unrealized gain (loss)	0.10	(0.81)	(0.03)	0.03(g)	0.50	(0.45)
Total from investment operations	$0.23	$(0.58)	$0.20	$0.28	$0.77	$(0.17)
Less distributions declared to shareholders
From net investment income	$—	$(0.29)	$(0.29)	$(0.32)	$(0.33)	$(0.32)
Net asset value, end of period (x)	$4.95	$4.72	$5.59	$5.68	$5.72	$5.28
Total return (%) (k)(r)(s)(x)	4.87(n)	(10.51)	3.49	5.09	14.81	(3.08)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.79	0.78	0.78	0.77	0.77
Expenses after expense reductions	0.72(a)	0.72	0.72	0.72	0.72	0.72
Net investment income (loss)	5.53(a)	4.68	4.13	4.50	4.78	4.91
Portfolio turnover	26(n)	29	63	54	59	40
Net assets at end of period (000 omitted)	$220,954	$224,472	$298,460	$310,121	$324,544	$320,380
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$4.65	$5.51	$5.61	$5.65	$5.22	$5.70
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.22	$0.22	$0.23	$0.25	$0.26
Net realized and unrealized gain (loss)	0.11	(0.81)	(0.05)	0.03(g)	0.49	(0.43)
Total from investment operations	$0.24	$(0.59)	$0.17	$0.26	$0.74	$(0.17)
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.27)	$(0.30)	$(0.31)	$(0.31)
Net asset value, end of period (x)	$4.89	$4.65	$5.51	$5.61	$5.65	$5.22
Total return (%) (k)(r)(s)(x)	5.16(n)	(10.78)	3.08	4.85	14.44	(3.24)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.04	1.03	1.03	1.02	1.02
Expenses after expense reductions	0.97(a)	0.97	0.97	0.97	0.97	0.97
Net investment income (loss)	5.27(a)	4.43	3.88	4.25	4.54	4.66
Portfolio turnover	26(n)	29	63	54	59	40
Net assets at end of period (000 omitted)	$27,689	$28,563	$38,430	$41,171	$43,696	$44,995

See Notes to Financial Statements
17

MFS High Yield Portfolio
Financial Highlights - continued
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
18

MFS High Yield Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS High Yield Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
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Notes to Financial Statements (unaudited) - continued
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$61,065	$—	$397,130	$458,195
Luxembourg	—	241,026	—	241,026
United Kingdom	—	2,823	—	2,823
U.S. Corporate Bonds	—	199,299,823	—	199,299,823
Asset-Backed Securities (including CDOs)	—	136	—	136
Foreign Bonds	—	40,315,062	—	40,315,062
Mutual Funds	6,354,075	—	—	6,354,075
Total	$6,415,140	$239,858,870	$397,130	$246,671,140
Other Financial Instruments
Futures Contracts – Liabilities	$(44,003)	$—	$—	$(44,003)
Forward Foreign Currency Exchange Contracts – Assets	—	11,809	—	11,809
For further information regarding security characteristics, see the Portfolio of Investments.
The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The table presents the activity of level 3 securities held at the beginning and the end of the period.
Equity Securities
Balance as of 12/31/22	$502,144
Realized gain (loss)	138,953
Change in unrealized appreciation or depreciation	(105,014)
Disposed of as part of a corporate action	(138,953)
Balance as of 6/30/23	$397,130
The net change in unrealized appreciation or depreciation from investments held as level 3 at June 30, 2023 is $23,560. At June 30, 2023, the fund held one level 3 security.
20

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options, futures contracts, and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$—	$(44,003)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	11,809	—
Equity	Purchased Option Contracts	61,065	—
Total		$72,874	$(44,003)
(a) The value of purchased options outstanding is included in investments in unaffiliated issuers, at value, within the Statement of Assets and Liabilities. Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$24,879	$—	$—
Foreign Exchange	—	(105,273)	—
Equity	—	—	(230,450)
Total	$24,879	$(105,273)	$(230,450)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts	Unaffiliated Issuers (Purchased Options)
Interest Rate	$(56,014)	$—	$—
Foreign Exchange	—	104,485	—
Equity	—	—	(67,850)
Total	$(56,014)	$104,485	$(67,850)
21

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
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MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to amortization and accretion of debt securities.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
23

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$15,313,201
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$272,016,937
Gross appreciation	855,082
Gross depreciation	(26,200,879)
Net unrealized appreciation (depreciation)	$(25,345,797)
As of 12/31/22
Undistributed ordinary income	14,083,068
Capital loss carryforwards	(48,960,484)
Other temporary differences	1,105
Net unrealized appreciation (depreciation)	(39,049,327)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,291,501)
Long-Term	(46,668,983)
Total	$(48,960,484)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$13,629,653
Service Class	—	1,683,548
Total	$—	$15,313,201
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.70%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $16,126, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.69% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.72% of
24

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
average daily net assets for the Initial Class shares and 0.97% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $73,092, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $1,742, which equated to 0.0014% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $468.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0186% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $62,547,165 and $75,253,101, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	611,461	$3,006,249	1,232,053	$6,076,787
Service Class	129,762	626,606	157,991	780,121
	741,223	$3,632,855	1,390,044	$6,856,908
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	2,826,154	$13,537,279
Service Class	—	—	355,930	1,683,548
	—	$—	3,182,084	$15,220,827
25

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(3,591,698)	$(17,531,624)	(9,883,702)	$(49,445,337)
Service Class	(600,233)	(2,891,664)	(1,346,626)	(6,616,646)
	(4,191,931)	$(20,423,288)	(11,230,328)	$(56,061,983)
Net change
Initial Class	(2,980,237)	$(14,525,375)	(5,825,495)	$(29,831,271)
Service Class	(470,471)	(2,265,058)	(832,705)	(4,152,977)
	(3,450,708)	$(16,790,433)	(6,658,200)	$(33,984,248)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 20%, 6%, and 5%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $646 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,222,525	$34,431,173	$30,300,438	$287	$528	$6,354,075
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$131,673	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to
26

MFS High Yield Portfolio
Notes to Financial Statements (unaudited) - continued
continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
27

MFS High Yield Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
28

MFS High Yield Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
29

Semiannual Report
June 30, 2023
MFS®  International
Growth Portfolio
MFS® Variable Insurance Trust II
FCI-SEM

MFS® International Growth Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Growth Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
SAP SE	4.2%
Nestle S.A.	4.2%
Roche Holding AG	4.1%
LVMH Moet Hennessy Louis Vuitton SE	3.9%
Hitachi Ltd.	3.7%
Schneider Electric SE	3.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	3.3%
Linde PLC	3.1%
AIA Group Ltd.	2.5%
Amadeus IT Group S.A.	2.3%
GICS equity sectors (g)
Industrials	15.6%
Information Technology	15.1%
Health Care	13.9%
Consumer Staples	13.3%
Consumer Discretionary	13.0%
Materials	12.2%
Financials	11.0%
Communication Services	2.6%
Energy	0.9%
Utilities	0.4%
Issuer country weightings (x)
France	16.8%
Switzerland	12.0%
Germany	10.4%
Japan	9.5%
United Kingdom	7.8%
Canada	5.7%
United States	5.1%
Taiwan	4.8%
Netherlands	3.9%
Other Countries	24.0%
Currency exposure weightings (y)
Euro	33.8%
Swiss Franc	12.0%
Japanese Yen	9.5%
British Pound Sterling	9.1%
United States Dollar	6.5%
Hong Kong Dollar	6.0%
Canadian Dollar	5.7%
Taiwan Dollar	4.8%
Indian Rupee	3.8%
Other Currencies	8.8%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS International Growth Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.88%	$1,000.00	$1,124.35	$4.64
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,123.19	$5.95
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS International Growth Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Aerospace & Defense – 1.4%
Rolls-Royce Holdings PLC (a)	1,167,873	$ 2,240,371
Singapore Technologies Engineering Ltd.	223,800	610,562
		$2,850,933
Alcoholic Beverages – 5.4%
Diageo PLC	93,273	$ 4,002,650
Heineken N.V.	30,698	3,154,810
Pernod Ricard S.A.	18,965	4,188,590
		$11,346,050
Apparel Manufacturers – 5.6%
Burberry Group PLC	52,642	$ 1,417,332
Kering S.A.	3,763	2,076,088
LVMH Moet Hennessy Louis Vuitton SE	8,624	8,121,272
		$11,614,692
Automotive – 0.4%
Koito Manufacturing Co. Ltd.	47,400	$ 860,341
Brokerage & Asset Managers – 1.8%
Deutsche Boerse AG	12,941	$ 2,387,899
London Stock Exchange Group PLC	13,440	1,427,975
		$3,815,874
Business Services – 2.0%
Experian PLC	70,761	$ 2,712,169
Nomura Research Institute Ltd.	50,800	1,401,011
		$4,113,180
Chemicals – 0.7%
UPL Ltd.	167,375	$ 1,404,312
Computer Software – 6.5%
Dassault Systemes SE	31,166	$ 1,381,589
Kingsoft Corp.	173,800	687,572
NICE Systems Ltd., ADR (a)	4,580	945,770
Oracle Corp. Japan	16,500	1,226,124
SAP SE	63,355	8,651,303
Wisetech Global Ltd.	12,091	647,751
		$13,540,109
Computer Software - Systems – 7.4%
Amadeus IT Group S.A. (a)	64,210	$ 4,883,598
Cap Gemini S.A.	14,420	2,730,828
Hitachi Ltd.	124,500	7,705,506
		$15,319,932
Construction – 0.3%
Kingspan Group PLC	9,919	$ 659,158
3

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 2.9%
AmorePacific Corp.	16,326	$ 1,209,287
KOSE Corp.	4,300	413,346
Reckitt Benckiser Group PLC	57,585	4,323,618
		$5,946,251
Electrical Equipment – 3.8%
Mitsubishi Heavy Industries Ltd.	14,200	$ 664,333
Schneider Electric SE	40,408	7,339,758
		$8,004,091
Electronics – 5.5%
ASML Holding N.V.	3,146	$ 2,276,024
SK Hynix, Inc.	25,755	2,270,932
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	68,509	6,913,928
		$11,460,884
Energy - Independent – 0.9%
Reliance Industries Ltd.	60,451	$ 1,884,881
Entertainment – 0.2%
Lottery Corp. Ltd.	125,676	$ 431,044
Food & Beverages – 4.2%
Nestle S.A.	71,891	$ 8,642,502
Food & Drug Stores – 0.5%
Ocado Group PLC (a)	26,497	$ 191,139
Sugi Holdings Co. Ltd.	17,600	786,316
		$977,455
Gaming & Lodging – 2.2%
Aristocrat Leisure Ltd.	49,753	$ 1,288,329
Flutter Entertainment PLC (a)	13,168	2,642,289
Sands China Ltd. (a)	179,600	614,677
		$4,545,295
Insurance – 3.1%
AIA Group Ltd.	519,800	$ 5,303,615
Ping An Insurance Co. of China Ltd., “H”	195,500	1,252,605
		$6,556,220
Internet – 2.0%
NAVER Corp.	7,966	$ 1,115,343
Tencent Holdings Ltd.	51,100	2,174,945
Z Holdings Corp.	402,000	970,789
		$4,261,077
Leisure & Toys – 0.5%
Prosus N.V.	13,721	$ 1,004,795
Machinery & Tools – 5.5%
Assa Abloy AB	142,685	$ 3,426,446
Delta Electronics, Inc.	275,000	3,057,803
GEA Group AG	54,838	2,292,441
4

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
RB Global, Inc.	44,434	$ 2,666,543
		$11,443,233
Major Banks – 1.4%
DBS Group Holdings Ltd.	121,600	$ 2,843,292
Medical & Health Technology & Services – 0.3%
Alcon, Inc.	8,402	$ 695,590
Medical Equipment – 4.6%
EssilorLuxottica	22,102	$ 4,162,717
QIAGEN N.V. (a)	47,101	2,114,457
Sonova Holding AG	5,846	1,555,798
Terumo Corp.	53,700	1,707,882
		$9,540,854
Natural Gas - Distribution – 0.4%
China Resources Gas Group Ltd.	227,600	$ 780,372
Other Banks & Diversified Financials – 4.6%
Credicorp Ltd.	12,563	$ 1,854,801
Element Fleet Management Corp.	121,176	1,845,882
Grupo Financiero Banorte S.A. de C.V.	181,180	1,494,679
HDFC Bank Ltd.	132,012	2,742,787
Kasikornbank Co. Ltd.	186,700	686,273
Kotak Mahindra Bank Ltd.	44,919	1,011,079
		$9,635,501
Pharmaceuticals – 9.0%
Bayer AG	46,747	$ 2,584,694
Chugai Pharmaceutical Co. Ltd.	39,100	1,112,006
Hypera S.A.	93,613	899,531
Merck KGaA	11,521	1,905,244
Novartis AG	36,302	3,650,277
Roche Holding AG	28,039	8,567,864
		$18,719,616
Precious Metals & Minerals – 2.5%
Agnico Eagle Mines Ltd.	49,430	$ 2,468,235
Franco-Nevada Corp.	18,841	2,685,314
		$5,153,549
Railroad & Shipping – 1.0%
Canadian Pacific Kansas City Ltd.	26,198	$ 2,116,011
Restaurants – 1.2%
Sodexo	7,822	$ 860,792
Yum China Holdings, Inc.	21,095	1,191,867
Yum China Holdings, Inc.	8,850	500,137
		$2,552,796
Specialty Chemicals – 9.0%
Akzo Nobel N.V.	19,354	$ 1,578,018
L'Air Liquide S.A.	23,511	4,212,586
Linde PLC	16,686	6,358,701
5

MFS International Growth Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – continued
Nitto Denko Corp.	27,200	$ 2,016,199
Resonac Holdings Corp.	59,700	971,053
Sika AG	6,477	1,850,365
Symrise AG	17,218	1,804,051
		$18,790,973
Specialty Stores – 0.6%
Alibaba Group Holding Ltd. (a)	117,400	$ 1,220,968
Just Eat Takeaway.com (a)	3,526	54,004
		$1,274,972
Telecommunications - Wireless – 0.2%
Advanced Info Service Public Co. Ltd.	83,000	$ 500,973
Tobacco – 0.4%
ITC Ltd.	139,170	$ 767,023
Total Common Stocks (Identified Cost, $139,688,282)		$204,053,831
Investment Companies (h) – 2.4%
Money Market Funds – 2.4%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $5,071,604)	5,071,545	$ 5,072,559
Other Assets, Less Liabilities – (0.4)%		(845,286)
Net Assets – 100.0%		$208,281,104
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $5,072,559 and $204,053,831, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
See Notes to Financial Statements
6

MFS International Growth Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $139,688,282)	$204,053,831
Investments in affiliated issuers, at value (identified cost, $5,071,604)	5,072,559
Cash	1,337
Foreign currency, at value (identified cost, $4,713)	4,731
Receivables for
Fund shares sold	459,850
Interest and dividends	1,144,276
Receivable from investment adviser	10,040
Other assets	713
Total assets	$210,747,337
Liabilities
Payables for
Investments purchased	$2,203,947
Fund shares reacquired	4,380
Payable to affiliates
Administrative services fee	218
Shareholder servicing costs	5
Distribution and/or service fees	1,295
Deferred foreign capital gains tax expense payable	186,979
Accrued expenses and other liabilities	69,409
Total liabilities	$2,466,233
Net assets	$208,281,104
Net assets consist of
Paid-in capital	$135,365,519
Total distributable earnings (loss)	72,915,585
Net assets	$208,281,104
Shares of beneficial interest outstanding	13,979,536
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$112,585,777	7,499,692	$15.01
Service Class	95,695,327	6,479,844	14.77
See Notes to Financial Statements
7

MFS International Growth Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$3,170,223
Dividends from affiliated issuers	69,755
Income on securities loaned	509
Other	133
Foreign taxes withheld	(360,680)
Total investment income	$2,879,940
Expenses
Management fee	$892,690
Distribution and/or service fees	111,141
Shareholder servicing costs	3,014
Administrative services fee	19,545
Independent Trustees' compensation	2,689
Custodian fee	28,158
Shareholder communications	2,172
Audit and tax fees	39,243
Legal fees	475
Miscellaneous	13,692
Total expenses	$1,112,819
Reduction of expenses by investment adviser	(127,990)
Net expenses	$984,829
Net investment income (loss)	$1,895,111
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $60,621 foreign capital gains tax)	$285,615
Affiliated issuers	553
Foreign currency	(2,758)
Net realized gain (loss)	$283,410
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $5,566 decrease in deferred foreign capital gains tax)	$20,699,544
Affiliated issuers	77
Translation of assets and liabilities in foreign currencies	21,828
Net unrealized gain (loss)	$20,721,449
Net realized and unrealized gain (loss)	$21,004,859
Change in net assets from operations	$22,899,970
See Notes to Financial Statements
8

MFS International Growth Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$1,895,111	$1,503,969
Net realized gain (loss)	283,410	6,443,302
Net unrealized gain (loss)	20,721,449	(39,921,168)
Change in net assets from operations	$22,899,970	$(31,973,897)
Total distributions to shareholders	$—	$(11,842,247)
Change in net assets from fund share transactions	$(1,742,053)	$18,723,642
Total change in net assets	$21,157,917	$(25,092,502)
Net assets
At beginning of period	187,123,187	212,215,689
At end of period	$208,281,104	$187,123,187
See Notes to Financial Statements
9

MFS International Growth Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$13.35	$16.78	$16.09	$14.26	$12.78	$15.50
Income (loss) from investment operations
Net investment income (loss) (d)	$0.14	$0.13	$0.09	$0.10	$0.21	$0.17
Net realized and unrealized gain (loss)	1.52	(2.65)	1.39	2.12	3.07	(1.38)
Total from investment operations	$1.66	$(2.52)	$1.48	$2.22	$3.28	$(1.21)
Less distributions declared to shareholders
From net investment income	$—	$(0.09)	$(0.09)	$(0.21)	$(0.18)	$(0.16)
From net realized gain	—	(0.82)	(0.70)	(0.18)	(1.62)	(1.35)
Total distributions declared to shareholders	$—	$(0.91)	$(0.79)	$(0.39)	$(1.80)	$(1.51)
Net asset value, end of period (x)	$15.01	$13.35	$16.78	$16.09	$14.26	$12.78
Total return (%) (k)(r)(s)(x)	12.43(n)	(14.95)	9.27	15.84	27.30	(9.02)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.01(a)	1.01	1.01	1.04	1.05	1.05
Expenses after expense reductions	0.88(a)	0.88	0.88	0.88	0.88	0.97
Net investment income (loss)	2.01(a)(l)	0.93	0.52	0.72	1.49	1.16
Portfolio turnover	12(n)	11	14	26	7	18
Net assets at end of period (000 omitted)	$112,586	$103,798	$124,671	$120,291	$112,259	$105,919

See Notes to Financial Statements
10

MFS International Growth Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$13.15	$16.55	$15.90	$14.11	$12.65	$15.37
Income (loss) from investment operations
Net investment income (loss) (d)	$0.13	$0.09	$0.04	$0.06	$0.16	$0.13
Net realized and unrealized gain (loss)	1.49	(2.61)	1.38	2.09	3.07	(1.38)
Total from investment operations	$1.62	$(2.52)	$1.42	$2.15	$3.23	$(1.25)
Less distributions declared to shareholders
From net investment income	$—	$(0.06)	$(0.07)	$(0.18)	$(0.15)	$(0.12)
From net realized gain	—	(0.82)	(0.70)	(0.18)	(1.62)	(1.35)
Total distributions declared to shareholders	$—	$(0.88)	$(0.77)	$(0.36)	$(1.77)	$(1.47)
Net asset value, end of period (x)	$14.77	$13.15	$16.55	$15.90	$14.11	$12.65
Total return (%) (k)(r)(s)(x)	12.32(n)	(15.18)	8.99	15.50	27.11	(9.30)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.26(a)	1.26	1.27	1.29	1.30	1.30
Expenses after expense reductions	1.13(a)	1.13	1.13	1.13	1.13	1.22
Net investment income (loss)	1.78(a)(l)	0.65	0.22	0.44	1.18	0.87
Portfolio turnover	12(n)	11	14	26	7	18
Net assets at end of period (000 omitted)	$95,695	$83,325	$87,545	$51,852	$34,616	$27,233
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS International Growth Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Growth Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions. Investments in emerging markets can involve additional and greater risks than the risks associated with investments in developed foreign markets. Emerging markets can have less developed markets, greater custody and operational risk, less developed legal, regulatory, accounting, and auditing systems, greater government involvement in the economy, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater political, social, and economic instability than developed markets.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading
12

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$35,074,220	$—	$—	$35,074,220
Switzerland	24,962,396	—	—	24,962,396
Germany	21,740,089	—	—	21,740,089
Japan	—	19,834,906	—	19,834,906
United Kingdom	16,315,254	—	—	16,315,254
Canada	11,781,985	—	—	11,781,985
Taiwan	6,913,928	3,057,803	—	9,971,731
Netherlands	8,067,651	—	—	8,067,651
India	1,011,079	6,799,003	—	7,810,082
Other Countries	25,566,127	22,929,390	—	48,495,517
Mutual Funds	5,072,559	—	—	5,072,559
Total	$156,505,288	$52,621,102	$—	$209,126,390
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. A portion of the income generated upon investment of the collateral
13

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. At June 30, 2023, there were no securities on loan or collateral outstanding.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$1,936,167
Long-term capital gains	9,906,080
Total distributions	$11,842,247
The federal tax cost and the tax basis components of distributable earnings were as follows:
14

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/23
Cost of investments	$146,641,014
Gross appreciation	71,163,564
Gross depreciation	(8,678,188)
Net unrealized appreciation (depreciation)	$62,485,376
As of 12/31/22
Undistributed ordinary income	2,155,928
Undistributed long-term capital gain	6,283,419
Other temporary differences	(22,508)
Net unrealized appreciation (depreciation)	41,598,776
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$6,790,940
Service Class	—	5,051,307
Total	$—	$11,842,247
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $12,721, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.88% of average daily net assets for the Initial Class shares and 1.13% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $115,269, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and
15

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $2,489, which equated to 0.0025% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $525.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0197% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $23,280,611 and $24,161,321, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	515,494	$7,484,917	1,217,168	$17,134,032
Service Class	854,884	12,284,304	4,750,270	66,664,792
	1,370,378	$19,769,221	5,967,438	$83,798,824
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	514,465	$6,790,940
Service Class	—	—	387,965	5,051,307
	—	$—	902,430	$11,842,247
Shares reacquired
Initial Class	(791,841)	$(11,467,051)	(1,383,930)	$(19,215,679)
Service Class	(712,466)	(10,044,223)	(4,089,695)	(57,701,750)
	(1,504,307)	$(21,511,274)	(5,473,625)	$(76,917,429)
Net change
Initial Class	(276,347)	$(3,982,134)	347,703	$4,709,293
Service Class	142,418	2,240,081	1,048,540	14,014,349
	(133,929)	$(1,742,053)	1,396,243	$18,723,642
16

MFS International Growth Portfolio
Notes to Financial Statements (unaudited) - continued
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 15%, 6%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $480 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$2,596,015	$18,686,558	$16,210,644	$553	$77	$5,072,559
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$69,755	$—
17

MFS International Growth Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS International Growth Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2023
MFS®  International Intrinsic
Value Portfolio
MFS® Variable Insurance Trust II
FCG-SEM

MFS® International Intrinsic Value Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS International Intrinsic Value Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Schneider Electric SE	3.9%
Nestle S.A.	3.4%
Franco-Nevada Corp.	3.1%
Cadence Design Systems, Inc.	2.8%
Legrand S.A.	2.7%
TotalEnergies SE	2.5%
Samsung Electronics Co. Ltd.	2.4%
Pernod Ricard S.A.	2.3%
Deutsche Boerse AG	2.1%
Woodside Energy Group Ltd.	1.8%
GICS equity sectors (g)
Industrials	20.4%
Information Technology	19.1%
Financials	15.5%
Consumer Staples	15.3%
Materials	11.3%
Health Care	5.7%
Energy	5.4%
Consumer Discretionary	4.2%
Real Estate	1.1%
Issuer country weightings (x)
France	17.3%
Japan	13.4%
Switzerland	13.0%
United Kingdom	11.4%
Germany	10.1%
United States	10.1%
Ireland	5.4%
Canada	4.6%
Spain	2.8%
Other Countries	11.9%
Currency exposure weightings (y)
Euro	38.0%
Japanese Yen	13.4%
Swiss Franc	13.0%
British Pound Sterling	11.4%
United States Dollar	10.1%
Canadian Dollar	4.6%
South Korean Won	2.4%
Australian Dollar	1.8%
Taiwan Dollar	1.7%
Other Currencies	3.6%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS International Intrinsic Value Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.90%	$1,000.00	$1,125.92	$4.74
	Hypothetical (h)	0.90%	$1,000.00	$1,020.33	$4.51
Service Class	Actual	1.15%	$1,000.00	$1,124.86	$6.06
	Hypothetical (h)	1.15%	$1,000.00	$1,019.09	$5.76
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.89%, $4.69, and $4.46 for Initial Class and 1.14%, $6.01, and $5.71 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
2

MFS International Intrinsic Value Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.0%
Airlines – 1.2%
Ryanair Holdings PLC, ADR (a)	139,626	$ 15,442,636
Alcoholic Beverages – 4.1%
Diageo PLC	558,066	$ 23,948,441
Pernod Ricard S.A.	136,094	30,057,578
		$54,006,019
Apparel Manufacturers – 2.0%
Adidas AG	57,694	$ 11,192,267
Compagnie Financiere Richemont S.A.	51,240	8,681,689
LVMH Moet Hennessy Louis Vuitton SE	7,725	7,274,678
		$27,148,634
Automotive – 1.2%
Compagnie Generale des Etablissements Michelin	245,201	$ 7,240,266
Knorr-Bremse AG	121,466	9,275,411
		$16,515,677
Brokerage & Asset Managers – 2.9%
Deutsche Boerse AG	153,100	$ 28,250,315
Euronext N.V.	158,233	10,756,961
		$39,007,276
Business Services – 4.5%
Experian PLC	496,485	$ 19,029,564
Intertek Group PLC	237,825	12,881,903
Nomura Research Institute Ltd.	447,600	12,344,342
SGS S.A.	160,768	15,188,584
		$59,444,393
Chemicals – 0.9%
Givaudan S.A.	3,715	$ 12,306,547
Computer Software – 6.3%
ANSYS, Inc. (a)	32,046	$ 10,583,832
Cadence Design Systems, Inc. (a)	157,021	36,824,565
Dassault Systemes SE	227,310	10,076,656
NICE Systems Ltd., ADR (a)	21,016	4,339,804
SAP SE	161,323	22,029,109
		$83,853,966
Computer Software - Systems – 4.7%
Amadeus IT Group S.A. (a)	244,474	$ 18,593,877
Cap Gemini S.A.	68,006	12,878,828
Samsung Electronics Co. Ltd.	569,201	31,372,332
		$62,845,037
Construction – 2.0%
CRH PLC	308,296	$ 16,988,841
Geberit AG	17,921	9,372,460
		$26,361,301
3

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 6.0%
Beiersdorf AG	103,903	$ 13,747,202
Haleon PLC	4,090,109	16,739,069
KOSE Corp.	35,400	3,402,895
L’Oréal S.A.	36,600	17,057,491
Lion Corp. (l)	388,000	3,616,929
ROHTO Pharmaceutical Co. Ltd.	835,500	18,871,855
Svenska Cellulosa Aktiebolaget	496,319	6,325,158
		$79,760,599
Electrical Equipment – 7.1%
Legrand S.A.	357,272	$ 35,398,864
Schneider Electric SE	282,525	51,318,183
Yokogawa Electric Corp.	388,900	7,143,556
		$93,860,603
Electronics – 6.5%
Analog Devices, Inc.	122,384	$ 23,841,627
ASML Holding N.V.	12,537	9,070,091
DISCO Corp.	80,300	12,703,834
Hirose Electric Co. Ltd.	141,400	18,820,208
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	218,752	22,076,452
		$86,512,212
Energy - Independent – 1.9%
Woodside Energy Group Ltd.	1,062,388	$ 24,603,398
Energy - Integrated – 3.5%
Galp Energia SGPS S.A., “B”	493,820	$ 5,776,542
Petroleo Brasileiro S.A., ADR	657,750	8,136,368
TotalEnergies SE	571,695	32,782,465
		$46,695,375
Engineering - Construction – 0.1%
Taisei Corp.	27,500	$ 961,852
Food & Beverages – 5.4%
Chocoladefabriken Lindt & Sprungli AG	456	$ 5,726,429
Ezaki Glico Co. Ltd. (l)	199,300	5,217,662
ITO EN Ltd.	30,200	833,282
Nestle S.A.	377,305	45,358,380
Toyo Suisan Kaisha Ltd.	335,400	15,115,605
		$72,251,358
Food & Drug Stores – 0.3%
Ocado Group PLC (a)	510,417	$ 3,681,942
Insurance – 1.2%
Hiscox Ltd.	470,313	$ 6,516,512
Willis Towers Watson PLC	41,182	9,698,361
		$16,214,873
Machinery & Tools – 6.5%
Epiroc AB	536,938	$ 10,150,960
GEA Group AG	261,919	10,949,232
IMI PLC	1,001,478	20,858,772
4

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Machinery & Tools – continued
Schindler Holding AG	67,678	$ 15,856,183
SMC Corp.	34,200	19,008,373
Spirax-Sarco Engineering PLC	73,999	9,740,890
		$86,564,410
Major Banks – 5.5%
Bank of Ireland Group PLC	1,814,474	$ 17,300,844
NatWest Group PLC	5,657,589	17,301,803
Resona Holdings, Inc.	3,966,700	18,976,492
UBS Group AG	976,356	19,738,743
		$73,317,882
Medical Equipment – 4.7%
Agilent Technologies, Inc.	118,018	$ 14,191,665
Bruker BioSciences Corp.	161,398	11,930,540
EssilorLuxottica	84,757	15,963,233
Shimadzu Corp.	658,100	20,374,193
		$62,459,631
Metals & Mining – 1.2%
Glencore PLC	2,833,354	$ 15,994,700
Other Banks & Diversified Financials – 5.9%
AIB Group PLC	5,167,305	$ 21,708,475
CaixaBank S.A.	4,689,202	19,377,544
Chiba Bank Ltd.	1,325,300	8,026,471
Hachijuni Bank Ltd.	658,500	2,872,353
Julius Baer Group Ltd.	137,578	8,660,013
Jyske Bank A.S. (a)	83,601	6,351,397
Mebuki Financial Group, Inc.	1,714,100	4,098,935
North Pacific Bank Ltd.	987,300	1,966,849
Sydbank A.S.	107,691	4,974,603
		$78,036,640
Pharmaceuticals – 2.5%
Bayer AG	201,860	$ 11,161,066
Roche Holding AG	71,811	21,943,253
		$33,104,319
Precious Metals & Minerals – 4.6%
Agnico Eagle Mines Ltd.	211,759	$ 10,573,963
Franco-Nevada Corp.	289,107	41,204,977
Wheaton Precious Metals Corp.	227,508	9,838,787
		$61,617,727
Printing & Publishing – 1.2%
Wolters Kluwer N.V.	130,140	$ 16,515,625
Real Estate – 1.1%
LEG Immobilien SE (a)	82,236	$ 4,723,701
TAG Immobilien AG (a)	314,700	2,974,537
Vonovia SE, REIT	324,655	6,339,548
		$14,037,786
5

MFS International Intrinsic Value Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Chemicals – 2.8%
Croda International PLC	72,080	$ 5,150,128
Kansai Paint Co. Ltd.	273,000	4,018,858
Novozymes A.S.	173,302	8,073,966
Sika AG	34,497	9,855,184
Symrise AG	100,918	10,573,891
		$37,672,027
Specialty Stores – 0.2%
Zalando SE (a)	95,364	$ 2,743,054
Total Common Stocks (Identified Cost, $1,020,654,436)		$1,303,537,499
Investment Companies (h) – 1.7%
Money Market Funds – 1.7%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $23,153,829)	23,153,813	$ 23,158,444
Other Assets, Less Liabilities – 0.3%		3,516,876
Net Assets – 100.0%		$1,330,212,819
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $23,158,444 and $1,303,537,499, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
6

MFS International Intrinsic Value Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $1,018,732 of securities on loan (identified cost, $1,020,654,436)	$1,303,537,499
Investments in affiliated issuers, at value (identified cost, $23,153,829)	23,158,444
Foreign currency, at value (identified cost, $227,860)	228,455
Receivables for
Fund shares sold	271,075
Interest and dividends	5,934,435
Other assets	2,785
Total assets	$1,333,132,693
Liabilities
Payables for
Fund shares reacquired	$2,655,713
Payable to affiliates
Investment adviser	59,105
Administrative services fee	1,087
Shareholder servicing costs	14
Distribution and/or service fees	14,319
Accrued expenses and other liabilities	189,636
Total liabilities	$2,919,874
Net assets	$1,330,212,819
Net assets consist of
Paid-in capital	$908,742,850
Total distributable earnings (loss)	421,469,969
Net assets	$1,330,212,819
Shares of beneficial interest outstanding	44,041,412
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$271,567,840	8,853,890	$30.67
Service Class	1,058,644,979	35,187,522	30.09
See Notes to Financial Statements
7

MFS International Intrinsic Value Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$23,634,898
Dividends from affiliated issuers	307,809
Interest	26,148
Income on securities loaned	5,711
Other	553
Foreign taxes withheld	(2,398,409)
Total investment income	$21,576,710
Expenses
Management fee	$5,724,628
Distribution and/or service fees	1,303,026
Shareholder servicing costs	6,902
Administrative services fee	100,583
Independent Trustees' compensation	11,234
Custodian fee	98,652
Shareholder communications	2,973
Audit and tax fees	33,896
Legal fees	3,058
Miscellaneous	27,003
Total expenses	$7,311,955
Reduction of expenses by investment adviser	(116,588)
Net expenses	$7,195,367
Net investment income (loss)	$14,381,343
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$27,488,771
Affiliated issuers	(2,694)
Foreign currency	(39,490)
Net realized gain (loss)	$27,446,587
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$112,138,188
Affiliated issuers	446
Translation of assets and liabilities in foreign currencies	60,436
Net unrealized gain (loss)	$112,199,070
Net realized and unrealized gain (loss)	$139,645,657
Change in net assets from operations	$154,027,000
See Notes to Financial Statements
8

MFS International Intrinsic Value Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$14,381,343	$6,786,045
Net realized gain (loss)	27,446,587	98,590,506
Net unrealized gain (loss)	112,199,070	(500,076,006)
Change in net assets from operations	$154,027,000	$(394,699,455)
Total distributions to shareholders	$—	$(66,373,289)
Change in net assets from fund share transactions	$(83,984,069)	$58,193,922
Total change in net assets	$70,042,931	$(402,878,822)
Net assets
At beginning of period	1,260,169,888	1,663,048,710
At end of period	$1,330,212,819	$1,260,169,888
See Notes to Financial Statements
9

MFS International Intrinsic Value Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$27.24	$37.62	$35.05	$29.94	$25.02	$28.25
Income (loss) from investment operations
Net investment income (loss) (d)	$0.35	$0.21	$0.16	$0.18	$0.28	$0.30
Net realized and unrealized gain (loss)	3.08	(9.07)	3.51	5.87	6.06	(2.91)
Total from investment operations	$3.43	$(8.86)	$3.67	$6.05	$6.34	$(2.61)
Less distributions declared to shareholders
From net investment income	$—	$(0.23)	$(0.12)	$(0.31)	$(0.54)	$(0.31)
From net realized gain	—	(1.29)	(0.98)	(0.63)	(0.88)	(0.31)
Total distributions declared to shareholders	$—	$(1.52)	$(1.10)	$(0.94)	$(1.42)	$(0.62)
Net asset value, end of period (x)	$30.67	$27.24	$37.62	$35.05	$29.94	$25.02
Total return (%) (k)(r)(s)(x)	12.59(n)	(23.56)	10.55	20.52	25.94	(9.49)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.92(a)	0.92	0.90	0.92	0.92	0.91
Expenses after expense reductions	0.90(a)	0.90	0.89	0.90	0.90	0.90
Net investment income (loss)	2.40(a)(l)	0.71	0.45	0.59	0.99	1.08
Portfolio turnover	10(n)	30	13	10	13	16
Net assets at end of period (000 omitted)	$271,568	$253,911	$344,052	$328,247	$308,053	$282,244

See Notes to Financial Statements
10

MFS International Intrinsic Value Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$26.75	$36.96	$34.47	$29.47	$24.60	$27.80
Income (loss) from investment operations
Net investment income (loss) (d)	$0.31	$0.13	$0.07	$0.10	$0.20	$0.27
Net realized and unrealized gain (loss)	3.03	(8.90)	3.45	5.77	5.97	(2.91)
Total from investment operations	$3.34	$(8.77)	$3.52	$5.87	$6.17	$(2.64)
Less distributions declared to shareholders
From net investment income	$—	$(0.15)	$(0.05)	$(0.24)	$(0.42)	$(0.25)
From net realized gain	—	(1.29)	(0.98)	(0.63)	(0.88)	(0.31)
Total distributions declared to shareholders	$—	$(1.44)	$(1.03)	$(0.87)	$(1.30)	$(0.56)
Net asset value, end of period (x)	$30.09	$26.75	$36.96	$34.47	$29.47	$24.60
Total return (%) (k)(r)(s)(x)	12.49(n)	(23.75)	10.28	20.21	25.65	(9.72)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.17(a)	1.17	1.15	1.17	1.17	1.15
Expenses after expense reductions	1.15(a)	1.15	1.14	1.15	1.15	1.14
Net investment income (loss)	2.15(a)(l)	0.46	0.19	0.34	0.72	0.97
Portfolio turnover	10(n)	30	13	10	13	16
Net assets at end of period (000 omitted)	$1,058,645	$1,006,259	$1,318,997	$1,177,140	$1,048,117	$858,278
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by companies in which the fund invests and the actual annual net investment income ratio may differ.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
11

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS International Intrinsic Value Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party
12

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
France	$230,805,203	$—	$—	$230,805,203
Japan	49,262,124	129,112,420	—	178,374,544
Switzerland	172,687,465	—	—	172,687,465
United Kingdom	151,843,724	—	—	151,843,724
Germany	133,959,333	—	—	133,959,333
United States	107,070,590	—	—	107,070,590
Ireland	71,440,796	—	—	71,440,796
Canada	61,617,727	—	—	61,617,727
Spain	37,971,421	—	—	37,971,421
Other Countries	101,790,966	55,975,730	—	157,766,696
Mutual Funds	23,158,444	—	—	23,158,444
Total	$1,141,607,793	$185,088,150	$—	$1,326,695,943
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $1,018,732. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $1,066,438 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers,
13

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$12,442,083
Long-term capital gains	53,931,206
Total distributions	$66,373,289
14

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$1,051,795,075
Gross appreciation	322,615,419
Gross depreciation	(47,714,551)
Net unrealized appreciation (depreciation)	$274,900,868
As of 12/31/22
Undistributed ordinary income	6,785,945
Undistributed long-term capital gain	98,000,234
Other temporary differences	(105,444)
Net unrealized appreciation (depreciation)	162,762,234
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$14,068,472
Service Class	—	52,304,817
Total	$—	$66,373,289
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $83,845, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.86% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.90% of average daily net assets for the Initial Class shares and 1.15% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2023. For the six months ended June 30, 2023, this reduction amounted to $32,743, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.89% of average daily net assets for the Initial Class shares and 1.14% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025.
15

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $5,996, which equated to 0.0009% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $906.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0154% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $2,387,431. The sales transactions resulted in net realized gains (losses) of $28,433.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $123,021,969 and $206,084,862, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	621,208	$18,400,316	1,771,546	$52,672,777
Service Class	1,571,674	45,726,622	17,043,700	503,582,214
	2,192,882	$64,126,938	18,815,246	$556,254,991
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	502,678	$13,763,324
Service Class	—	—	1,943,694	52,304,817
	—	$—	2,446,372	$66,068,141
16

MFS International Intrinsic Value Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares reacquired
Initial Class	(1,090,106)	$(32,224,179)	(2,097,229)	$(61,157,518)
Service Class	(4,004,185)	(115,886,828)	(17,056,927)	(502,971,692)
	(5,094,291)	$(148,111,007)	(19,154,156)	$(564,129,210)
Net change
Initial Class	(468,898)	$(13,823,863)	176,995	$5,278,583
Service Class	(2,432,511)	(70,160,206)	1,930,467	52,915,339
	(2,901,409)	$(83,984,069)	2,107,462	$58,193,922
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio and the MFS Growth Allocation Portfolio were the owners of record of approximately 2% and 1%, respectively, of the value of outstanding voting shares of the fund. In addition, the MFS Conservative Allocation Portfolio was the owner of record of less than 1% of the value of outstanding voting shares of the fund.
Effective at the close of business on October 16, 2017, the fund was closed to new investors subject to certain exceptions.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $3,245 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$10,496,042	$122,131,438	$109,466,788	$(2,694)	$446	$23,158,444
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$307,809	$—
17

MFS International Intrinsic Value Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
18

MFS International Intrinsic Value Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
19

Semiannual Report
June 30, 2023
MFS®  Massachusetts Investors
Growth Stock Portfolio
MFS® Variable Insurance Trust II
MIS-SEM

MFS® Massachusetts Investors Growth Stock Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	13.1%
Apple, Inc.	6.2%
Alphabet, Inc., “A”	5.4%
Visa, Inc., “A”	4.0%
Accenture PLC, “A”	3.9%
Church & Dwight Co., Inc.	2.6%
Aon PLC	2.5%
Amphenol Corp., “A”	2.4%
Adobe Systems, Inc.	2.2%
ICON PLC	2.2%
GICS equity sectors (g)
Information Technology	36.4%
Financials	13.5%
Health Care	13.1%
Industrials	8.6%
Communication Services	8.4%
Consumer Discretionary	8.0%
Consumer Staples	7.0%
Real Estate	1.9%
Materials	1.6%
Utilities	1.2%

(g)	The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and S&P Global Market Intelligence Inc. (“S&P Global Market Intelligence”). GICS is a service mark of MSCI and S&P Global Market Intelligence and has been licensed for use by MFS. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Massachusetts Investors Growth Stock Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.73%	$1,000.00	$1,166.93	$3.92
	Hypothetical (h)	0.73%	$1,000.00	$1,021.17	$3.66
Service Class	Actual	0.98%	$1,000.00	$1,165.43	$5.26
	Hypothetical (h)	0.98%	$1,000.00	$1,019.93	$4.91
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.7%
Apparel Manufacturers – 2.5%
LVMH Moet Hennessy Louis Vuitton SE	10,588	$ 9,970,782
NIKE, Inc., “B”	131,747	14,540,916
		$24,511,698
Automotive – 1.6%
Aptiv PLC (a)	151,506	$ 15,467,247
Broadcasting – 0.6%
Walt Disney Co. (a)	62,457	$ 5,576,161
Brokerage & Asset Managers – 1.0%
Charles Schwab Corp.	165,776	$ 9,396,184
Business Services – 7.2%
Accenture PLC, “A”	121,664	$ 37,543,077
Equifax, Inc.	52,459	12,343,603
Fiserv, Inc. (a)	110,961	13,997,730
Verisk Analytics, Inc., “A”	27,911	6,308,723
		$70,193,133
Computer Software – 16.5%
Adobe Systems, Inc. (a)	43,058	$ 21,054,931
Black Knight, Inc. (a)	203,102	12,131,283
Microsoft Corp.	373,480	127,184,879
		$160,371,093
Computer Software - Systems – 6.2%
Apple, Inc.	308,947	$ 59,926,450
Construction – 2.9%
Otis Worldwide Corp.	138,065	$ 12,289,166
Sherwin-Williams Co.	59,568	15,816,495
		$28,105,661
Consumer Products – 4.1%
Church & Dwight Co., Inc.	250,219	$ 25,079,450
Colgate-Palmolive Co.	40,757	3,139,919
Estee Lauder Cos., Inc., “A”	60,225	11,826,986
		$40,046,355
Electrical Equipment – 6.7%
Amphenol Corp., “A”	278,492	$ 23,657,896
Fortive Corp.	186,809	13,967,709
Hubbell, Inc.	18,393	6,098,383
Schneider Electric SE	42,199	7,665,077
TE Connectivity Ltd.	100,218	14,046,555
		$65,435,620
Electronics – 4.3%
Analog Devices, Inc.	102,838	$ 20,033,871
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	147,152	14,850,580
Texas Instruments, Inc.	41,065	7,392,521
		$42,276,972
3

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Financial Institutions – 0.8%
Brookfield Asset Management Ltd.	229,074	$ 7,477,003
Food & Beverages – 2.9%
McCormick & Co., Inc.	183,413	$ 15,999,116
PepsiCo, Inc.	65,448	12,122,279
		$28,121,395
Health Maintenance Organizations – 0.6%
Cigna Group	20,047	$ 5,625,188
Insurance – 3.8%
Aon PLC	70,758	$ 24,425,662
Marsh & McLennan Cos., Inc.	63,951	12,027,904
		$36,453,566
Internet – 8.3%
Alphabet, Inc., “A” (a)	439,311	$ 52,585,527
Gartner, Inc. (a)	45,352	15,887,259
Tencent Holdings Ltd.	281,400	11,977,095
		$80,449,881
Leisure & Toys – 1.2%
Electronic Arts, Inc.	89,315	$ 11,584,155
Machinery & Tools – 1.2%
Eaton Corp. PLC	60,362	$ 12,138,798
Medical & Health Technology & Services – 2.2%
ICON PLC (a)	83,877	$ 20,986,025
Medical Equipment – 10.3%
Abbott Laboratories	78,207	$ 8,526,127
Agilent Technologies, Inc.	127,666	15,351,836
Becton, Dickinson and Co.	53,174	14,038,468
Boston Scientific Corp. (a)	327,232	17,699,979
Danaher Corp.	43,390	10,413,600
STERIS PLC	81,117	18,249,703
Stryker Corp.	13,713	4,183,699
Thermo Fisher Scientific, Inc.	22,788	11,889,639
		$100,353,051
Other Banks & Diversified Financials – 6.6%
Mastercard, Inc., “A”	30,145	$ 11,856,028
Moody's Corp.	39,407	13,702,602
Visa, Inc., “A”	162,610	38,616,623
		$64,175,253
Railroad & Shipping – 1.3%
Canadian Pacific Kansas City Ltd.	159,095	$ 12,850,103
Restaurants – 0.9%
Starbucks Corp.	92,751	$ 9,187,914
4

MFS Massachusetts Investors Growth Stock Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Specialty Stores – 2.9%
Ross Stores, Inc.	145,592	$ 16,325,231
TJX Cos., Inc.	142,421	12,075,877
		$28,401,108
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	93,239	$ 18,082,772
Utilities - Electric Power – 1.2%
Xcel Energy, Inc.	189,562	$ 11,785,070
Total Common Stocks (Identified Cost, $485,052,580)		$968,977,856
Investment Companies (h) – 0.4%
Money Market Funds – 0.4%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $4,112,571)	4,112,639	$ 4,113,461
Other Assets, Less Liabilities – (0.1)%		(582,780)
Net Assets – 100.0%		$972,508,537
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,113,461 and $968,977,856, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
See Notes to Financial Statements
5

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $485,052,580)	$968,977,856
Investments in affiliated issuers, at value (identified cost, $4,112,571)	4,113,461
Foreign currency, at value (identified cost, $10,897)	10,940
Receivables for
Fund shares sold	42,519
Dividends	619,510
Other assets	2,584
Total assets	$973,766,870
Liabilities
Payables for
Fund shares reacquired	$1,093,177
Payable to affiliates
Investment adviser	5,573
Administrative services fee	809
Shareholder servicing costs	12
Distribution and/or service fees	5,446
Accrued expenses and other liabilities	153,316
Total liabilities	$1,258,333
Net assets	$972,508,537
Net assets consist of
Paid-in capital	$391,108,851
Total distributable earnings (loss)	581,399,686
Net assets	$972,508,537
Shares of beneficial interest outstanding	43,642,711
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$569,368,318	25,299,413	$22.51
Service Class	403,140,219	18,343,298	21.98
See Notes to Financial Statements
6

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$5,393,692
Dividends from affiliated issuers	113,555
Other	269
Foreign taxes withheld	(75,747)
Total investment income	$5,431,769
Expenses
Management fee	$3,416,358
Distribution and/or service fees	470,898
Shareholder servicing costs	5,500
Administrative services fee	71,627
Independent Trustees' compensation	8,345
Custodian fee	29,516
Shareholder communications	6,046
Audit and tax fees	32,759
Legal fees	2,237
Miscellaneous	17,738
Total expenses	$4,061,024
Reduction of expenses by investment adviser	(258,657)
Net expenses	$3,802,367
Net investment income (loss)	$1,629,402
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$47,488,593
Affiliated issuers	(702)
Foreign currency	1,904
Net realized gain (loss)	$47,489,795
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$92,739,904
Affiliated issuers	539
Translation of assets and liabilities in foreign currencies	(835)
Net unrealized gain (loss)	$92,739,608
Net realized and unrealized gain (loss)	$140,229,403
Change in net assets from operations	$141,858,805
See Notes to Financial Statements
7

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$1,629,402	$1,808,305
Net realized gain (loss)	47,489,795	47,829,305
Net unrealized gain (loss)	92,739,608	(274,946,289)
Change in net assets from operations	$141,858,805	$(225,308,679)
Total distributions to shareholders	$—	$(131,637,497)
Change in net assets from fund share transactions	$(48,518,771)	$46,113,579
Total change in net assets	$93,340,034	$(310,832,597)
Net assets
At beginning of period	879,168,503	1,190,001,100
At end of period	$972,508,537	$879,168,503
See Notes to Financial Statements
8

MFS Massachusetts Investors Growth Stock Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$19.29	$27.57	$25.06	$22.58	$17.60	$18.60
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05	$0.06	$0.04	$0.06	$0.11	$0.13
Net realized and unrealized gain (loss)	3.17	(5.14)	6.24	4.80	6.71	0.16
Total from investment operations	$3.22	$(5.08)	$6.28	$4.86	$6.82	$0.29
Less distributions declared to shareholders
From net investment income	$—	$(0.02)	$(0.07)	$(0.11)	$(0.13)	$(0.12)
From net realized gain	—	(3.18)	(3.70)	(2.27)	(1.71)	(1.17)
Total distributions declared to shareholders	$—	$(3.20)	$(3.77)	$(2.38)	$(1.84)	$(1.29)
Net asset value, end of period (x)	$22.51	$19.29	$27.57	$25.06	$22.58	$17.60
Total return (%) (k)(r)(s)(x)	16.69(n)	(19.26)	25.97	22.53	39.95	0.81
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.79(a)	0.79	0.78	0.79	0.79	0.80
Expenses after expense reductions	0.73(a)	0.76	0.76	0.78	0.78	0.79
Net investment income (loss)	0.46(a)	0.29	0.15	0.27	0.51	0.65
Portfolio turnover	12(n)	17	15	33	22	23
Net assets at end of period (000 omitted)	$569,368	$517,839	$714,524	$641,267	$603,369	$493,783

See Notes to Financial Statements
9

MFS Massachusetts Investors Growth Stock Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$18.86	$27.07	$24.67	$22.27	$17.38	$18.38
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01	$(0.03)	$0.00(w)	$0.05	$0.08
Net realized and unrealized gain (loss)	3.10	(5.04)	6.14	4.72	6.62	0.16
Total from investment operations	$3.12	$(5.03)	$6.11	$4.72	$6.67	$0.24
Less distributions declared to shareholders
From net investment income	$—	$—	$(0.01)	$(0.05)	$(0.07)	$(0.07)
From net realized gain	—	(3.18)	(3.70)	(2.27)	(1.71)	(1.17)
Total distributions declared to shareholders	$—	$(3.18)	$(3.71)	$(2.32)	$(1.78)	$(1.24)
Net asset value, end of period (x)	$21.98	$18.86	$27.07	$24.67	$22.27	$17.38
Total return (%) (k)(r)(s)(x)	16.54(n)	(19.45)	25.66	22.20	39.58	0.58
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.04(a)	1.04	1.03	1.04	1.04	1.05
Expenses after expense reductions	0.98(a)	1.01	1.01	1.03	1.03	1.04
Net investment income (loss)	0.21(a)	0.04	(0.10)	0.02	0.26	0.40
Portfolio turnover	12(n)	17	15	33	22	23
Net assets at end of period (000 omitted)	$403,140	$361,330	$475,478	$428,289	$402,228	$319,950
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(w)	Per share amount was less than $0.01.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
10

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Massachusetts Investors Growth Stock Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment
11

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$904,187,216	$—	$—	$904,187,216
Canada	20,327,106	—	—	20,327,106
France	17,635,859	—	—	17,635,859
Taiwan	14,850,580	—	—	14,850,580
China	—	11,977,095	—	11,977,095
Mutual Funds	4,113,461	—	—	4,113,461
Total	$961,114,222	$11,977,095	$—	$973,091,317
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
12

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to wash sale loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$16,603,158
Long-term capital gains	115,034,339
Total distributions	$131,637,497
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$490,592,460
Gross appreciation	488,976,614
Gross depreciation	(6,477,757)
Net unrealized appreciation (depreciation)	$482,498,857
As of 12/31/22
Undistributed ordinary income	1,787,173
Undistributed long-term capital gain	47,980,688
Other temporary differences	14,605
Net unrealized appreciation (depreciation)	389,758,415
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$77,533,633
Service Class	—	54,103,864
Total	$—	$131,637,497
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.65%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's
13

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $58,431, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.73% of average daily net assets for the Initial Class shares and 0.98% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this reduction amounted to $200,226, which is included in the reduction of total expenses in the Statement of Operations.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $4,729, which equated to 0.0010% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $771.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0157% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $107,772,005 and $152,671,676, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
14

MFS Massachusetts Investors Growth Stock Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	199,577	$4,126,626	389,377	$8,711,128
Service Class	571,181	11,490,308	1,467,695	32,214,023
	770,758	$15,616,934	1,857,072	$40,925,151
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,722,210	$77,533,633
Service Class	—	—	2,654,753	54,103,864
	—	$—	6,376,963	$131,637,497
Shares reacquired
Initial Class	(1,744,938)	$(36,028,687)	(3,184,423)	$(71,137,383)
Service Class	(1,385,183)	(28,107,018)	(2,526,752)	(55,311,686)
	(3,130,121)	$(64,135,705)	(5,711,175)	$(126,449,069)
Net change
Initial Class	(1,545,361)	$(31,902,061)	927,164	$15,107,378
Service Class	(814,002)	(16,616,710)	1,595,696	31,006,201
	(2,359,363)	$(48,518,771)	2,522,860	$46,113,579
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $2,279 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$6,195,245	$54,214,788	$56,296,409	$(702)	$539	$4,113,461
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$113,555	$—
15

MFS Massachusetts Investors Growth Stock Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
16

MFS Massachusetts Investors Growth Stock Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
17

Semiannual Report
June 30, 2023
MFS®  Research
International Portfolio
MFS® Variable Insurance Trust II
RSS-SEM

MFS® Research International Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Research International Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Linde PLC	3.2%
LVMH Moet Hennessy Louis Vuitton SE	3.1%
Roche Holding AG	3.0%
Schneider Electric SE	3.0%
Nestle S.A.	2.9%
Novo Nordisk A.S., “B”	2.8%
Hitachi Ltd.	2.1%
Diageo PLC	1.8%
TotalEnergies SE	1.6%
BNP Paribas	1.5%
Global equity sectors (k)
Capital Goods	24.0%
Financial Services	19.5%
Technology	12.6%
Health Care	12.5%
Consumer Cyclicals	10.2%
Consumer Staples	8.8%
Energy	7.9%
Telecommunications/Cable Television	2.8%
Issuer country weightings (x)
Japan	19.4%
France	14.1%
United Kingdom	11.8%
Switzerland	11.4%
United States	9.9%
Germany	7.1%
Australia	3.9%
Hong Kong	3.8%
Spain	3.2%
Other Countries	15.4%
Currency exposure weightings (y)
Euro	29.0%
Japanese Yen	19.4%
British Pound Sterling	12.1%
Swiss Franc	11.4%
United States Dollar	10.4%
Hong Kong Dollar	4.2%
Australian Dollar	3.9%
Danish Krone	3.1%
Canadian Dollar	1.8%
Other Currencies	4.7%

(k)	The sectors set forth above and the associated portfolio composition are based on MFS’ own custom sector classification methodology.
(o)	Less than 0.1%.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets. For purposes of this presentation, United States includes Cash & Cash Equivalents and Other.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio's net assets. For purposes of this presentation, United States Dollar includes Cash & Cash Equivalents.
Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Other includes equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Research International Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.95%	$1,000.00	$1,098.01	$4.94
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.20%	$1,000.00	$1,096.90	$6.24
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.89%, $4.63, and $4.46 for Initial Class and 1.14%, $5.93, and $5.71 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
2

MFS Research International Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.3%
Aerospace & Defense – 1.5%
MTU Aero Engines Holding AG	15,626	$ 4,047,930
Thales S.A.	16,804	2,515,772
		$6,563,702
Airlines – 0.5%
Ryanair Holdings PLC, ADR (a)	20,501	$ 2,267,411
Alcoholic Beverages – 2.4%
Diageo PLC	187,130	$ 8,030,362
Kirin Holdings Co. Ltd. (l)	178,200	2,602,491
		$10,632,853
Apparel Manufacturers – 5.1%
Burberry Group PLC	53,756	$ 1,447,326
Compagnie Financiere Richemont S.A.	32,923	5,578,205
LVMH Moet Hennessy Louis Vuitton SE	14,125	13,301,596
NIKE, Inc., “B”	16,175	1,785,235
		$22,112,362
Automotive – 2.5%
Bridgestone Corp. (l)	59,200	$ 2,432,548
Compagnie Generale des Etablissements Michelin	83,850	2,475,913
DENSO Corp.	48,600	3,276,434
Koito Manufacturing Co. Ltd.	148,600	2,697,186
		$10,882,081
Biotechnology – 0.7%
CSL Ltd.	17,290	$ 3,194,790
Brokerage & Asset Managers – 3.5%
Euronext N.V.	72,648	$ 4,938,740
Hong Kong Exchanges & Clearing Ltd.	92,600	3,521,489
London Stock Exchange Group PLC	62,116	6,599,710
		$15,059,939
Business Services – 1.3%
Nomura Research Institute Ltd.	157,200	$ 4,335,412
Secom Co. Ltd.	17,900	1,212,053
		$5,547,465
Computer Software – 0.9%
Cadence Design Systems, Inc. (a)	16,828	$ 3,946,503
Computer Software - Systems – 7.1%
Amadeus IT Group S.A. (a)	77,198	$ 5,871,422
Constellation Software, Inc.	2,842	5,888,362
Fujitsu Ltd.	41,600	5,360,907
Hitachi Ltd.	146,900	9,091,878
Samsung Electronics Co. Ltd.	89,929	4,956,566
		$31,169,135
Construction – 0.8%
Techtronic Industries Co. Ltd.	312,500	$ 3,419,420
3

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Consumer Products – 1.5%
Kao Corp. (l)	68,000	$ 2,462,932
Reckitt Benckiser Group PLC	56,924	4,273,988
		$6,736,920
Consumer Services – 0.9%
Carsales.com Ltd.	100,724	$ 1,607,910
Persol Holdings Co. Ltd.	73,700	1,333,736
SEEK Ltd.	66,975	971,742
		$3,913,388
Electrical Equipment – 4.8%
Legrand S.A.	53,985	$ 5,348,887
Mitsubishi Electric Corp.	181,300	2,546,832
Schneider Electric SE	71,879	13,056,189
		$20,951,908
Electronics – 3.3%
ASML Holding N.V.	3,740	$ 2,705,762
Kyocera Corp.	53,700	2,918,929
NXP Semiconductors N.V.	15,013	3,072,861
ROHM Co. Ltd.	18,600	1,758,035
Taiwan Semiconductor Manufacturing Co. Ltd.	217,804	4,058,849
		$14,514,436
Energy - Independent – 1.4%
Reliance Industries Ltd.	71,627	$ 2,233,353
Woodside Energy Group Ltd.	157,524	3,648,032
		$5,881,385
Energy - Integrated – 3.3%
Eni S.p.A.	270,907	$ 3,896,781
Galp Energia SGPS S.A., “B”	310,173	3,628,301
TotalEnergies SE	120,468	6,907,946
		$14,433,028
Energy - Renewables – 0.3%
Orsted A/S	15,384	$ 1,453,741
Food & Beverages – 3.5%
Danone S.A.	47,337	$ 2,899,864
Nestle S.A.	103,749	12,472,367
		$15,372,231
Food & Drug Stores – 0.2%
Seven & I Holdings Co. Ltd.	20,300	$ 877,730
Gaming & Lodging – 1.8%
Aristocrat Leisure Ltd.	100,615	$ 2,605,375
Flutter Entertainment PLC (a)	6,942	1,392,981
Sands China Ltd. (a)	527,600	1,805,698
Whitbread PLC	44,238	1,902,330
		$7,706,384
4

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.6%
AIA Group Ltd.	601,600	$ 6,138,235
Aon PLC	19,065	6,581,238
Beazley PLC	345,546	2,584,786
Hiscox Ltd.	151,401	2,097,766
Willis Towers Watson PLC	8,841	2,082,055
Zurich Insurance Group AG	10,281	4,880,618
		$24,364,698
Leisure & Toys – 0.4%
Yamaha Corp.	44,500	$ 1,711,283
Machinery & Tools – 5.6%
Daikin Industries Ltd.	32,700	$ 6,674,877
GEA Group AG	95,333	3,985,290
RB Global, Inc.	34,858	2,091,875
SMC Corp.	10,800	6,002,644
Toyota Industries Corp.	43,800	3,142,200
Weir Group PLC	105,420	2,350,991
		$24,247,877
Major Banks – 5.5%
Bank of Ireland Group PLC	94,612	$ 902,117
BNP Paribas	106,053	6,679,651
DBS Group Holdings Ltd.	124,600	2,913,439
Mitsubishi UFJ Financial Group, Inc.	514,000	3,793,686
NatWest Group PLC	1,916,097	5,859,728
UBS Group AG	185,541	3,751,036
		$23,899,657
Medical Equipment – 2.1%
ConvaTec Group PLC	799,380	$ 2,083,215
QIAGEN N.V. (a)	104,291	4,681,830
Terumo Corp.	78,700	2,502,984
		$9,268,029
Metals & Mining – 1.2%
Glencore PLC	920,862	$ 5,198,401
Natural Gas - Distribution – 0.3%
China Resources Gas Group Ltd.	409,600	$ 1,404,396
Natural Gas - Pipeline – 0.3%
APA Group	216,252	$ 1,399,021
Other Banks & Diversified Financials – 4.0%
HDFC Bank Ltd.	175,136	$ 3,638,765
Julius Baer Group Ltd.	88,098	5,545,435
Macquarie Group Ltd.	30,930	3,685,780
Visa, Inc., “A”	18,995	4,510,933
		$17,380,913
Pharmaceuticals – 9.7%
Bayer AG	54,155	$ 2,994,291
Kyowa Kirin Co. Ltd.	194,300	3,587,201
Merck KGaA	26,998	4,464,697
5

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Pharmaceuticals – continued
Novo Nordisk A.S., “B”	74,967	$ 12,078,658
Roche Holding AG	42,789	13,075,014
Sanofi	32,134	3,443,347
Santen Pharmaceutical Co. Ltd.	311,400	2,648,293
		$42,291,501
Printing & Publishing – 0.6%
Wolters Kluwer N.V.	20,799	$ 2,639,530
Real Estate – 1.0%
Grand City Properties S.A.	120,968	$ 949,742
LEG Immobilien SE (a)	59,564	3,421,403
		$4,371,145
Restaurants – 0.5%
Yum China Holdings, Inc.	38,053	$ 2,149,995
Specialty Chemicals – 7.7%
Akzo Nobel N.V.	30,874	$ 2,517,296
Croda International PLC	52,667	3,763,066
Kansai Paint Co. Ltd.	92,900	1,367,589
Linde PLC	36,112	13,761,561
Nitto Denko Corp.	52,400	3,884,149
Sika AG	15,507	4,430,076
Symrise AG	36,121	3,784,652
		$33,508,389
Specialty Stores – 0.3%
ZOZO, Inc.	57,100	$ 1,181,784
Telecommunications - Wireless – 2.4%
Advanced Info Service Public Co. Ltd.	401,800	$ 2,425,192
Cellnex Telecom S.A.	68,624	2,769,905
KDDI Corp.	101,600	3,140,034
SoftBank Group Corp.	48,400	2,297,144
		$10,632,275
Telephone Services – 0.4%
Hellenic Telecommunications Organization S.A.	103,564	$ 1,775,373
Tobacco – 1.2%
British American Tobacco PLC	164,164	$ 5,437,371
Utilities - Electric Power – 2.2%
CLP Holdings Ltd.	243,500	$ 1,895,291
E.ON SE	200,693	2,557,876
Iberdrola S.A.	400,828	5,226,735
		$9,679,902
Total Common Stocks (Identified Cost, $353,705,239)		$429,178,352

6

MFS Research International Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Strike Price	First Exercise	Shares/Par	Value ($)
Warrants – 0.0%
Apparel Manufacturers – 0.0%
Compagnie Financiere Richemont S.A. (1 share for 2 warrants, Expiration 12/04/23) (a) (Identified Cost, $0)	CHF 67	11/20/23	54,066	$ 74,601
Issuer
Investment Companies (h) – 1.0%
Money Market Funds – 1.0%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $4,509,367)	4,509,201	$ 4,510,103
Other Assets, Less Liabilities – 0.7%		3,028,527
Net Assets – 100.0%		$436,791,583
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $4,510,103 and $429,252,953, respectively.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
CHF	Swiss Franc
See Notes to Financial Statements
7

MFS Research International Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $3,250,571 of securities on loan (identified cost, $353,705,239)	$429,252,953
Investments in affiliated issuers, at value (identified cost, $4,509,367)	4,510,103
Foreign currency, at value (identified cost, $162,411)	163,019
Receivables for
Investments sold	519,806
Fund shares sold	1,171,702
Interest and dividends	2,014,228
Other assets	1,091
Total assets	$437,632,902
Liabilities
Payables for
Investments purchased	$512,423
Fund shares reacquired	48,479
Payable to affiliates
Investment adviser	20,969
Administrative services fee	395
Shareholder servicing costs	6
Distribution and/or service fees	1,495
Payable for independent Trustees' compensation	301
Deferred foreign capital gains tax expense payable	131,343
Accrued expenses and other liabilities	125,908
Total liabilities	$841,319
Net assets	$436,791,583
Net assets consist of
Paid-in capital	$369,839,533
Total distributable earnings (loss)	66,952,050
Net assets	$436,791,583
Shares of beneficial interest outstanding	26,459,822
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$325,822,830	19,652,854	$16.58
Service Class	110,968,753	6,806,968	16.30
See Notes to Financial Statements
8

MFS Research International Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$7,965,766
Dividends from affiliated issuers	83,147
Interest	5,036
Income on securities loaned	1,720
Other	436
Foreign taxes withheld	(786,735)
Total investment income	$7,269,370
Expenses
Management fee	$2,013,270
Distribution and/or service fees	156,688
Shareholder servicing costs	4,004
Administrative services fee	37,769
Independent Trustees' compensation	3,873
Custodian fee	40,824
Shareholder communications	6,265
Audit and tax fees	35,246
Legal fees	876
Miscellaneous	17,739
Total expenses	$2,316,554
Reduction of expenses by investment adviser	(28,718)
Net expenses	$2,287,836
Net investment income (loss)	$4,981,534
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers (net of $24,698 foreign capital gains tax)	$(3,392,068)
Affiliated issuers	110
Foreign currency	(71,059)
Net realized gain (loss)	$(3,463,017)
Change in unrealized appreciation or depreciation
Unaffiliated issuers (net of $56,527 increase in deferred foreign capital gains tax)	$41,380,104
Affiliated issuers	(255)
Translation of assets and liabilities in foreign currencies	13,908
Net unrealized gain (loss)	$41,393,757
Net realized and unrealized gain (loss)	$37,930,740
Change in net assets from operations	$42,912,274
See Notes to Financial Statements
9

MFS Research International Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$4,981,534	$4,826,114
Net realized gain (loss)	(3,463,017)	29,297,695
Net unrealized gain (loss)	41,393,757	(104,113,081)
Change in net assets from operations	$42,912,274	$(69,989,272)
Total distributions to shareholders	$—	$(13,773,367)
Change in net assets from fund share transactions	$(48,480,285)	$(2,718,334)
Total change in net assets	$(5,568,011)	$(86,480,973)
Net assets
At beginning of period	442,359,594	528,840,567
At end of period	$436,791,583	$442,359,594
See Notes to Financial Statements
10

MFS Research International Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$15.10	$19.13	$18.14	$16.96	$14.07	$17.05
Income (loss) from investment operations
Net investment income (loss) (d)	$0.19	$0.22	$0.18	$0.17	$0.31	$0.25
Net realized and unrealized gain (loss)	1.29	(3.59)	1.91	1.92	3.51	(2.56)
Total from investment operations	$1.48	$(3.37)	$2.09	$2.09	$3.82	$(2.31)
Less distributions declared to shareholders
From net investment income	$—	$(0.30)	$(0.16)	$(0.34)	$(0.24)	$(0.25)
From net realized gain	—	(0.36)	(0.94)	(0.57)	(0.69)	(0.42)
Total distributions declared to shareholders	$—	$(0.66)	$(1.10)	$(0.91)	$(0.93)	$(0.67)
Net asset value, end of period (x)	$16.58	$15.10	$19.13	$18.14	$16.96	$14.07
Total return (%) (k)(r)(s)(x)	9.80(n)	(17.58)	11.57	12.95	28.04	(14.12)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.97(a)	0.99	0.96	0.98	0.99	0.98
Expenses after expense reductions	0.95(a)	0.96	0.95	0.96	0.96	0.97
Net investment income (loss)	2.32(a)	1.40	0.96	1.06	1.99	1.51
Portfolio turnover	8(n)	22	23	28	24	25
Net assets at end of period (000 omitted)	$325,823	$314,093	$387,370	$369,243	$356,291	$302,386

See Notes to Financial Statements
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MFS Research International Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$14.86	$18.84	$17.90	$16.74	$13.90	$16.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.16	$0.19	$0.13	$0.14	$0.26	$0.21
Net realized and unrealized gain (loss)	1.28	(3.55)	1.88	1.89	3.47	(2.53)
Total from investment operations	$1.44	$(3.36)	$2.01	$2.03	$3.73	$(2.32)
Less distributions declared to shareholders
From net investment income	$—	$(0.26)	$(0.13)	$(0.30)	$(0.20)	$(0.20)
From net realized gain	—	(0.36)	(0.94)	(0.57)	(0.69)	(0.42)
Total distributions declared to shareholders	$—	$(0.62)	$(1.07)	$(0.87)	$(0.89)	$(0.62)
Net asset value, end of period (x)	$16.30	$14.86	$18.84	$17.90	$16.74	$13.90
Total return (%) (k)(r)(s)(x)	9.69(n)	(17.80)	11.27	12.71	27.67	(14.32)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.22(a)	1.24	1.22	1.23	1.24	1.23
Expenses after expense reductions	1.20(a)	1.21	1.20	1.21	1.21	1.22
Net investment income (loss)	2.00(a)	1.20	0.69	0.87	1.65	1.27
Portfolio turnover	8(n)	22	23	28	24	25
Net assets at end of period (000 omitted)	$110,969	$128,267	$141,471	$120,742	$100,445	$66,789
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
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MFS Research International Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Research International Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party
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MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
Japan	$15,288,626	$69,552,345	$—	$84,840,971
France	61,567,905	—	—	61,567,905
United Kingdom	51,629,040	—	—	51,629,040
Switzerland	49,807,352	—	—	49,807,352
United States	35,740,386	—	—	35,740,386
Germany	30,887,711	—	—	30,887,711
Australia	3,194,790	13,917,860	—	17,112,650
Hong Kong	—	16,780,133	—	16,780,133
Spain	13,868,062	—	—	13,868,062
Other Countries	45,388,183	21,630,560	—	67,018,743
Mutual Funds	4,510,103	—	—	4,510,103
Total	$311,882,158	$121,880,898	$—	$433,763,056
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund’s Portfolio of Investments, with a fair value of $3,250,571. The fair value of the fund’s investment securities on loan is presented gross in the Statement of Assets and Liabilities. These loans were collateralized by U.S. Treasury Obligations of $3,402,967 held by the lending agent. The collateral on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers,
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MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to passive foreign investment companies, wash sale loss deferrals, and redemptions in-kind.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$10,502,993
Long-term capital gains	3,270,374
Total distributions	$13,773,367
The federal tax cost and the tax basis components of distributable earnings were as follows:
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MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
As of 6/30/23
Cost of investments	$362,391,642
Gross appreciation	87,983,269
Gross depreciation	(16,611,855)
Net unrealized appreciation (depreciation)	$71,371,414
As of 12/31/22
Undistributed ordinary income	4,292,076
Capital loss carryforwards	(10,245,755)
Other temporary differences	(135,169)
Net unrealized appreciation (depreciation)	30,128,624
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(2,686,431)
Long-Term	(7,559,324)
Total	$(10,245,755)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$8,626,934
Service Class	—	5,146,433
Total	$—	$13,773,367
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.90%
In excess of $1 billion and up to $2 billion	0.80%
In excess of $2 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $28,718, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.89% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.96% of average daily net assets for the Initial Class shares and 1.21% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2023. For the six months ended June 30, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
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MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses, such that total annual operating expenses do not exceed 0.89% of average daily net assets for the Initial Class shares and 1.14% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $3,314, which equated to 0.0015% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $690.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0169% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $38,825. The sales transactions resulted in net realized gains (losses) of $(29,279).
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, aggregated $36,471,856 and $83,014,694, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
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MFS Research International Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	156,446	$2,537,956	8,640,598	$127,704,449
Service Class	840,194	13,340,218	2,676,944	42,224,462
	996,640	$15,878,174	11,317,542	$169,928,911
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	573,981	$8,626,934
Service Class	—	—	347,497	5,146,433
	—	$—	921,478	$13,773,367
Shares reacquired
Initial Class	(1,305,461)	$(21,111,028)	(8,667,276)	$(156,672,950)
Service Class	(2,662,180)	(43,247,431)	(1,904,730)	(29,747,662)
	(3,967,641)	$(64,358,459)	(10,572,006)	$(186,420,612)
Net change
Initial Class	(1,149,015)	$(18,573,072)	547,303	$(20,341,567)
Service Class	(1,821,986)	(29,907,213)	1,119,711	17,623,233
	(2,971,001)	$(48,480,285)	1,667,014	$(2,718,334)
The fund is one of several mutual funds in which certain MFS funds may invest. The MFS funds do not invest in the underlying funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 16%, 6%, and 3%, respectively, of the value of outstanding voting shares of the fund.
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $1,005 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,172,046	$29,193,077	$28,854,875	$110	$(255)	$4,510,103
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$83,147	$—
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MFS Research International Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Research International Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
20

Semiannual Report
June 30, 2023
MFS®  Income Portfolio
MFS® Variable Insurance Trust II
SIS-SEM

MFS® Income Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Income Portfolio
Portfolio Composition
Portfolio structure at value (v)
Portfolio structure reflecting equivalent exposure of derivative positions (i)

Fixed income sectors (i)
U.S. Treasury Securities	39.6%
Investment Grade Corporates	34.1%
Collateralized Debt Obligations	12.8%
High Yield Corporates	10.8%
Mortgage-Backed Securities	6.0%
Emerging Markets Bonds	4.2%
Municipal Bonds	3.1%
Commercial Mortgage-Backed Securities	3.0%
Asset-Backed Securities	0.8%
U.S. Government Agencies (o)	0.0%
Composition including fixed income credit quality (a)(i)
AAA	3.2%
AA	3.9%
A	13.7%
BBB	31.6%
BB	9.6%
B	3.9%
CCC	1.5%
D (o)	0.0%
U.S. Government	25.2%
Federal Agencies	6.0%
Not Rated	15.8%
Non-Fixed Income	(0.1)%
Cash & Cash Equivalents (o)	0.0%
Other (q)	(14.3)%
Portfolio facts
Average Duration (d)	6.3
Average Effective Maturity (m)	7.8 yrs.

1

MFS Income Portfolio
Portfolio Composition - continued
(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. If none of the 3 rating agencies above assign a rating, but the security is rated by DBRS Morningstar, then the DBRS Morningstar rating is assigned. If none of the 4 rating agencies listed above rate the security, but the security is rated by the Kroll Bond Rating Agency (KBRA), then the KBRA rating is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities and fixed income derivatives that have not been rated by any rating agency. Non-Fixed Income includes equity securities (including convertible bonds and equity derivatives), ETFs and Options on ETFs, and/or commodity-linked derivatives. The fund may or may not have held all of these instruments on this date. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move. The Average Duration calculation reflects the impact of the equivalent exposure of derivative positions, if any.
(f)	For purposes of this presentation, ETFs includes indirect exposure to Exchange-Traded Funds (ETFs) or Options on ETFs held by the MFS High Yield Pooled Portfolio.
(i)	For purposes of this presentation, the components include the value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than value. The bond component will include any accrued interest amounts.
(m)	In determining each instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening feature (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(o)	Less than 0.1%.
(p)	For purposes of the presentation of Portfolio structure at value, Other includes the direct and indirect market value from currency derivatives and may be negative.
(q)	For purposes of this presentation, Other includes the direct and indirect equivalent exposure from currency derivatives and/or any offsets to derivative positions and may be negative.
(v)	For purposes of this presentation, market value of fixed income and/or equity derivatives, if any, is included in Cash & Cash Equivalents.
Where the fund holds convertible bonds, they are treated as part of the equity portion of the portfolio.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings, including investments in money market funds and Other, of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.
Cash & Cash Equivalents includes any direct exposure to cash, direct and indirect exposure to investments in money market funds, cash equivalents, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s direct cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
2

MFS Income Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the MFS High Yield Pooled Portfolio, an underlying MFS Pooled Portfolio in which the fund invests. MFS Pooled Portfolios are mutual funds advised by MFS that do not pay management fees to MFS but do incur investment and operating costs. If these transactional and indirect costs were included, your costs would have been higher.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.75%	$1,000.00	$1,030.94	$3.78
	Hypothetical (h)	0.75%	$1,000.00	$1,021.08	$3.76
Service Class	Actual	1.00%	$1,000.00	$1,028.64	$5.03
	Hypothetical (h)	1.00%	$1,000.00	$1,019.84	$5.01
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.
Notes to Expense Table
Changes to the fund's fee arrangements will occur during the fund's current fiscal year. Had these fee changes been in effect during the six month period, the annualized expense ratios, the actual expenses paid during the period, and the hypothetical expenses paid during the period would have been approximately 0.67%, $3.37, and $3.36 for Initial Class and 0.92%, $4.63, and $4.61 for Service Class, respectively. For further information about the fund’s fee arrangements and changes to those fee arrangements, please see Note 3 in the Notes to Financial Statements.
3

MFS Income Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Bonds – 91.2%
Aerospace & Defense – 0.6%
Boeing Co., 2.95%, 2/01/2030	$43,000	$ 37,374
Boeing Co., 5.705%, 5/01/2040	34,000	33,915
Boeing Co., 5.805%, 5/01/2050	121,000	120,559
		$191,848
Asset-Backed & Securitized – 16.5%
Allegro CLO Ltd., 2014-1RA, “C”, FLR, 8.261% (LIBOR - 3mo. + 3%), 10/21/2028 (n)	$250,000	$ 241,354
Arbor Realty Trust, Inc., CLO, 2021-FL1, “D”, FLR, 8.169% (LIBOR - 1mo. + 2.95%), 12/15/2035 (n)	100,000	95,130
Arbor Realty Trust, Inc., CLO, 2021-FL3, “D”, FLR, 7.393% (LIBOR - 1mo. + 2.2%), 8/15/2034 (n)	100,000	92,397
Arbor Realty Trust, Inc., CLO, 2021-FL4, “D”, FLR, 8.093% (LIBOR - 1mo. + 2.9%), 11/15/2036 (n)	256,500	242,963
AREIT 2019-CRE3 Trust, “D”, FLR, 7.866% (LIBOR - 1mo. + 2.65%), 9/14/2036 (n)	271,000	244,857
Bayview Financial Revolving Mortgage Loan Trust, FLR, 6.777% (LIBOR - 1mo. + 1.6%), 12/28/2040 (n)	47,548	63,159
BSPRT 2019-FL5 Issuer Ltd., “C”, FLR, 7.193% (LIBOR - 1mo. + 2%), 5/15/2029 (n)	245,000	238,579
Business Jet Securities LLC, 2020-1A, “A”, 2.981%, 11/15/2035 (n)	26,789	25,310
Capital Automotive, 2020-1A, “B1”, REIT, 4.17%, 2/15/2050 (n)	110,227	102,535
CLNC 2019-FL1 Ltd., “C”, FLR, 7.605% (LIBOR - 1mo. + 2.4%), 8/20/2035 (n)	265,000	253,132
Commercial Equipment Finance 2021-A, LLC, “A”, 2.05%, 2/16/2027 (n)	62,779	60,736
Commercial Mortgage Trust, 2015-PC1, “A5”, 3.902%, 7/10/2050	346,107	330,706
Crest Ltd., CDO, 7% (0.001% Cash or 7% PIK), 1/28/2040 (a)(p)	898,055	9
Cutwater 2015-1A Ltd., “BR”, FLR, 7.06% (LIBOR - 3mo. + 1.8%), 1/15/2029 (n)	250,000	246,907
KREF 2021-FL2 Ltd., “D”, FLR, 7.358% (LIBOR - 1mo. + 2.2%), 2/15/2039 (n)	163,000	148,535
LCCM 2021-FL2 Trust, “C”, FLR, 7.411% (LIBOR - 1mo. + 2.15%), 12/13/2038 (n)	100,000	91,065
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.743% (LIBOR - 1mo. + 2.55%), 5/15/2028 (n)	260,000	254,546
LoanCore 2018-CRE1 Ltd., “C”, FLR, 7.143% (LIBOR - 1mo. + 1.95%), 4/15/2034 (n)	219,150	215,105
LoanCore 2019-CRE2 Ltd., “D”, FLR, 7.643% (LIBOR - 1mo. + 2.45%), 5/15/2036 (n)	209,000	192,730
MF1 2020-FL4 Ltd., “B”, FLR, 8.011% (LIBOR - 1mo. + 2.75%), 11/15/2035 (n)	250,000	246,245
Neuberger Berman CLO Ltd., 2013-15A, “CR2”, FLR, 7.11% (LIBOR - 3mo. + 1.85%), 10/15/2029 (n)	250,000	238,608
Oaktree CLO 2019-1A Ltd., “CR”, FLR, 7.622% (LIBOR - 3mo. + 2.35%), 4/22/2030 (n)	263,644	252,790
Palmer Square Loan Funding 2020-1A Ltd., “B”, FLR, 7.279% (LIBOR - 3mo. + 1.9%), 2/20/2028 (n)	250,000	247,666
Parallel 2015-1A Ltd., “DR”, FLR, 7.8% (LIBOR - 3mo. + 2.55%), 7/20/2027 (n)	250,000	248,427
Race Point CLO Ltd., 2013-8A, “CR2”, FLR, 7.429% (LIBOR - 3mo. + 2.05%), 2/20/2030 (n)	250,000	238,869
ReadyCap Commercial Mortgage Trust, 2021-FL7, “D”, FLR, 8.1% (LIBOR - 1mo. + 2.95%), 11/25/2036 (n)	120,000	107,775
UBS Commercial Mortgage Trust, 2017-C7, “A4”, 3.679%, 12/15/2050	155,000	140,521
Voya CLO 2012-4A Ltd., “C1R3”, FLR, 8.547% (LIBOR - 3mo. + 3.3%), 10/15/2030 (n)	250,000	227,305
		$5,087,961
Broadcasting – 0.7%
Discovery Communications LLC, 4.65%, 5/15/2050	$95,000	$ 72,366
WarnerMedia Holdings, Inc., 5.141%, 3/15/2052	157,000	127,837
		$200,203
Brokerage & Asset Managers – 1.3%
Charles Schwab Corp., 5% to 6/01/2027, FLR (CMT - 5yr. + 3.256%) to 6/01/2170	$86,000	$ 72,065
Morgan Stanley Domestic Holdings, Inc., 4.5%, 6/20/2028	217,000	209,017
Raymond James Financial, Inc., 4.65%, 4/01/2030	134,000	130,510
		$411,592
Business Services – 0.6%
Global Payments, Inc., 2.9%, 5/15/2030	$120,000	$ 101,709
RELX Capital, Inc., 3%, 5/22/2030	76,000	67,755
		$169,464
4

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer		Shares/Par	Value ($)
Bonds – continued
Cable TV – 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., 3.9%, 6/01/2052		$176,000	$ 115,168
Time Warner Cable, Inc., 4.5%, 9/15/2042		77,000	57,596
			$172,764
Computer Software – 0.7%
Dell International LLC/EMC Corp., 5.3%, 10/01/2029		$149,000	$ 147,914
Oracle Corp., 6.15%, 11/09/2029		51,000	53,120
			$201,034
Conglomerates – 0.9%
Westinghouse Air Brake Technologies Corp., 4.95%, 9/15/2028		$304,000	$ 292,820
Consumer Services – 0.7%
Expedia Group, Inc., 3.25%, 2/15/2030		$81,000	$ 70,498
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2026 (n)		46,000	38,230
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2029 (n)		132,000	89,260
Toll Road Investors Partnership II LP, Capital Appreciation, NPFG, 0%, 2/15/2031 (n)		46,000	27,551
			$225,539
Electronics – 0.9%
Broadcom, Inc., 4.3%, 11/15/2032		$96,000	$ 88,059
Broadcom, Inc., 3.187%, 11/15/2036 (n)		245,000	185,159
			$273,218
Emerging Market Quasi-Sovereign – 0.9%
Ipoteka Bank (Republic of Uzbekistan), 5.5%, 11/19/2025		$200,000	$ 184,300
Petroleos Mexicanos, 5.95%, 1/28/2031		108,000	78,899
			$263,199
Emerging Market Sovereign – 1.2%
Dominican Republic, 4.875%, 9/23/2032 (n)		$150,000	$ 127,484
Hashemite Kingdom of Jordan, 7.375%, 10/10/2047		200,000	172,004
Republic of Cote d'Ivoire, 4.875%, 1/30/2032 (n)	EUR	100,000	84,771
			$384,259
Energy - Independent – 1.1%
EQT Corp., 5%, 1/15/2029		$190,000	$ 178,883
Leviathan Bond Ltd., 6.75%, 6/30/2030 (n)		175,000	162,838
			$341,721
Energy - Integrated – 0.1%
Cenovus Energy, Inc., 3.75%, 2/15/2052		$50,000	$ 35,385
Financial Institutions – 3.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.65%, 7/21/2027		$195,000	$ 178,590
Air Lease Corp., 5.85%, 12/15/2027		232,000	231,688
Air Lease Corp., 2.875%, 1/15/2032		200,000	160,590
Avolon Holdings Funding Ltd., 3.25%, 2/15/2027 (n)		48,000	42,763
Avolon Holdings Funding Ltd., 2.75%, 2/21/2028 (n)		194,000	163,431
Shriram Transport Finance Co. Ltd., 4.4%, 3/13/2024 (n)		200,000	195,258
			$972,320
5

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Food & Beverages – 1.5%
Bacardi Ltd., 5.15%, 5/15/2038 (n)	$115,000	$ 107,824
Central America Bottling Co., 5.25%, 4/27/2029 (n)	199,000	183,780
PT Indofood CBP Sukses Makmur Tbk, 3.541%, 4/27/2032	200,000	167,500
		$459,104
Gaming & Lodging – 0.8%
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2030	$118,000	$ 102,266
GLP Capital LP/GLP Financing II, Inc., 4%, 1/15/2031	45,000	38,905
Marriott International, Inc., 4.625%, 6/15/2030	63,000	60,321
Marriott International, Inc., 2.85%, 4/15/2031	61,000	51,289
		$252,781
Insurance – 0.7%
Corebridge Financial, Inc., 4.35%, 4/05/2042	$20,000	$ 16,138
Corebridge Financial, Inc., 4.4%, 4/05/2052	60,000	47,171
Corebridge Financial, Inc., 6.875% to 12/15/2027, FLR (CMT - 5yr. + 3.846%) to 12/15/2052	150,000	143,773
		$207,082
Insurance - Health – 0.7%
Humana, Inc., 5.875%, 3/01/2033	$196,000	$ 203,684
Insurance - Property & Casualty – 1.9%
Allied World Assurance Co. Holdings Ltd., 4.35%, 10/29/2025	$191,000	$ 181,354
Aon Corp., 4.5%, 12/15/2028	115,000	110,648
Fairfax Financial Holdings Ltd., 4.85%, 4/17/2028	283,000	272,362
Fairfax Financial Holdings Ltd., 3.375%, 3/03/2031	15,000	12,661
		$577,025
Machinery & Tools – 0.6%
Ashtead Capital, Inc., 5.5%, 8/11/2032 (n)	$200,000	$ 193,373
Major Banks – 6.8%
Bank of America Corp., 4.271% to 7/23/2028, FLR (LIBOR - 3mo. + 1.31%) to 7/23/2029	$61,000	$ 57,876
Bank of America Corp., 2.572% to 10/20/2031, FLR (SOFR + 1.21%) to 10/20/2032	415,000	338,018
Bank of America Corp., 3.846% to 3/08/2032, FLR (CMT - 1yr. + 2%) to 3/08/2037	215,000	183,852
Bank of New York Mellon Corp., 4.7% to 9/20/2025, FLR (CMT - 5yr. + 4.358%) to 9/20/2070	200,000	194,250
Barclays PLC, 7.437% to 11/02/2032, FLR (CMT - 1yr. + 3.5%) to 11/02/2033	200,000	216,378
Goldman Sachs Group, Inc., 3.102% to 2/24/2032, FLR (SOFR - 1 day + 1.41%) to 2/24/2033	148,000	125,024
HSBC Holdings PLC, 4.7% to 9/09/2031, FLR (CMT - 1yr. + 3.25%) to 9/09/2169	200,000	149,582
JPMorgan Chase & Co., 2.956% to 5/13/2030, FLR (SOFR - 1 day + 2.515%) to 5/13/2031	81,000	69,453
JPMorgan Chase & Co., 3.882% to 7/24/2037, FLR (LIBOR - 3mo. + 1.36%) to 7/24/2038	83,000	71,624
UBS Group AG, 4.375% to 2/10/2031, FLR (CMT - 1yr. + 3.313%) to 8/10/2069 (n)	200,000	140,888
Wells Fargo & Co., 3.35% to 3/02/2032, FLR (SOFR - 1 day + 1.5%) to 3/02/2033	429,000	367,161
Wells Fargo & Co., 3.9% to 3/15/2026, FLR (CMT - 1yr. + 3.453%) to 3/15/2071	215,000	189,286
		$2,103,392
Medical & Health Technology & Services – 2.9%
Alcon Finance Corp., 5.75%, 12/06/2052 (n)	$200,000	$ 210,377
HCA, Inc., 4.625%, 3/15/2052 (n)	343,000	281,859
ProMedica Toledo Hospital, “B”, 5.325%, 11/15/2028	239,000	193,590
ProMedica Toledo Hospital, “B”, AGM, 5.75%, 11/15/2038	89,000	87,601
Tower Health, 4.451%, 2/01/2050	270,000	122,175
		$895,602
6

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Metals & Mining – 0.2%
Glencore Funding LLC, 2.85%, 4/27/2031 (n)	$88,000	$ 72,638
Midstream – 3.0%
Cheniere Corpus Christi Holdings LLC, 2.742%, 12/31/2039	$81,000	$ 63,842
Enbridge, Inc., 3.125%, 11/15/2029	150,000	132,443
Enbridge, Inc., 2.5%, 8/01/2033	170,000	132,762
Energy Transfer LP, 5.75%, 2/15/2033	188,000	189,231
MPLX LP, 4.5%, 4/15/2038	199,000	171,285
Plains All American Pipeline LP, 3.8%, 9/15/2030	135,000	119,784
Sabine Pass Liquefaction LLC, 4.5%, 5/15/2030	53,000	50,380
Targa Resources Corp., 4.95%, 4/15/2052	82,000	67,751
		$927,478
Mortgage-Backed – 6.0%
Fannie Mae, 6.5%, 4/01/2032	$7,947	$ 8,209
Fannie Mae, 3%, 2/25/2033 (i)	30,666	2,682
Fannie Mae, 5.5%, 9/01/2034	2,690	2,703
Fannie Mae, UMBS, 4.5%, 6/01/2038	75,000	73,562
Fannie Mae, UMBS, 5%, 6/01/2038 - 5/01/2053	249,983	245,990
Freddie Mac, UMBS, 6%, 1/01/2053	150,000	151,314
Freddie Mac, UMBS, 4.5%, 5/01/2053	150,000	144,227
Freddie Mac, UMBS, 5.5%, 6/01/2053	75,000	74,647
Ginnie Mae, 5%, 5/20/2053	150,000	147,438
Ginnie Mae, TBA, 6%, 7/01/2053	125,000	126,133
Ginnie Mae, TBA, 5%, 7/20/2053	200,000	196,531
Ginnie Mae, TBA, 5.5%, 7/20/2053	300,000	298,594
UMBS, TBA, 4.5%, 7/18/2038	75,000	73,535
UMBS, TBA, 5%, 7/18/2038	75,000	74,505
UMBS, TBA, 3%, 7/13/2053	175,000	154,007
UMBS, TBA, 5.5%, 7/13/2053	75,000	74,637
		$1,848,714
Municipals – 3.0%
Bridgeview, IL, Stadium and Redevelopment Projects, Taxable, AAC, 5.14%, 12/01/2036	$195,000	$ 176,598
Escambia County, FL, Health Facilities Authority Rev., Taxable (Baptist Health Care Corp.), “B”, AGM, 3.607%, 8/15/2040	270,000	211,528
New Jersey Economic Development Authority State Pension Funding Rev., Taxable, “A”, NPFG, 7.425%, 2/15/2029	177,000	190,112
Port Beaumont, TX, Industrial Development Authority Facility Rev., Taxable (Jefferson Gulf Coast Energy Project), “B”, 4.1%, 1/01/2028 (n)	245,000	193,782
Puerto Rico Electric Power Authority Rev., “A”, 5%, 7/01/2042 (a)(d)	5,000	1,875
Puerto Rico Electric Power Authority Rev., “ZZ”, 5%, 7/01/2018 (a)(d)	75,000	28,125
Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Rev., Capital Appreciation, Taxable, “2019A-1”, 4.55%, 7/01/2040	174,000	134,917
		$936,937
Other Banks & Diversified Financials – 2.1%
Ally Financial, Inc., 6.7%, 2/14/2033	$183,000	$ 161,916
Discover Financial Services, 6.7%, 11/29/2032	161,000	165,867
Macquarie Group Ltd., 4.442% to 6/21/2032, FLR (SOFR - 1 day + 2.405%) to 6/21/2033 (n)	376,000	335,292
		$663,075
Real Estate - Apartment – 0.2%
Mid-America Apartments LP, 2.75%, 3/15/2030	$82,000	$ 71,039
Real Estate - Office – 0.5%
Boston Properties LP, REIT, 2.55%, 4/01/2032	$209,000	$ 157,499
7

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Bonds – continued
Retailers – 0.3%
Alimentation Couche-Tard, Inc., 2.95%, 1/25/2030 (n)	$65,000	$ 55,831
Nordstrom, Inc., 2.3%, 4/08/2024	51,000	49,074
		$104,905
Specialty Stores – 0.7%
DICK'S Sporting Goods, 3.15%, 1/15/2032	$274,000	$ 224,510
Telecommunications - Wireless – 1.4%
Cellnex Finance Co. S.A., 3.875%, 7/07/2041 (n)	$200,000	$ 146,540
Crown Castle, Inc., REIT, 4.15%, 7/01/2050	75,000	59,503
Rogers Communications, Inc., 4.35%, 5/01/2049	223,000	176,126
Rogers Communications, Inc., 4.55%, 3/15/2052 (n)	58,000	46,645
		$428,814
Tobacco – 1.2%
B.A.T. Capital Corp., 3.215%, 9/06/2026	$231,000	$ 214,694
Philip Morris International, Inc., 5.75%, 11/17/2032	146,000	149,515
		$364,209
U.S. Government Agencies and Equivalents – 0.1%
Small Business Administration, 4.77%, 4/01/2024	$1,880	$ 1,854
Small Business Administration, 4.99%, 9/01/2024	1,710	1,679
Small Business Administration, 4.86%, 1/01/2025	2,748	2,709
Small Business Administration, 4.625%, 2/01/2025	4,758	4,649
Small Business Administration, 5.11%, 8/01/2025	3,917	3,854
		$14,745
U.S. Treasury Obligations – 25.0%
U.S. Treasury Bonds, 1.375%, 11/15/2040	$1,000,000	$ 669,063
U.S. Treasury Bonds, 2.375%, 2/15/2042	1,200,000	934,266
U.S. Treasury Bonds, 4%, 11/15/2042	266,000	264,296
U.S. Treasury Bonds, 2.25%, 2/15/2052	263,000	190,059
U.S. Treasury Notes, 2.25%, 3/31/2024	182,000	177,741
U.S. Treasury Notes, 4.25%, 9/30/2024	1,000,000	986,875
U.S. Treasury Notes, 3.875%, 3/31/2025	300,000	294,105
U.S. Treasury Notes, 0.25%, 9/30/2025	210,000	190,206
U.S. Treasury Notes, 0.875%, 6/30/2026 (f)	2,650,000	2,387,691
U.S. Treasury Notes, 2.5%, 3/31/2027	1,757,000	1,646,570
		$7,740,872
Utilities - Electric Power – 1.7%
American Electric Power Co., Inc., 5.95%, 11/01/2032	$98,000	$ 102,177
Enel Finance International N.V., 7.5%, 10/14/2032 (n)	200,000	221,744
FirstEnergy Corp., 5.1%, 7/15/2047	17,000	15,249
Jersey Central Power & Light Co., 2.75%, 3/01/2032 (n)	34,000	28,044
Pacific Gas & Electric Co., 3.5%, 8/01/2050	250,000	159,026
		$526,240
Total Bonds (Identified Cost, $31,229,237)		$28,197,045
Investment Companies (h) – 11.5%
Bond Funds – 8.1%
MFS High Yield Pooled Portfolio (v)	313,182	$ 2,492,928
8

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Investment Companies (h) – continued
Money Market Funds – 3.4%
MFS Institutional Money Market Portfolio, 5.04% (v)	1,045,063	$ 1,045,272
Total Investment Companies (Identified Cost, $3,643,646)		$3,538,200
Other Assets, Less Liabilities – (2.7)%		(821,415)
Net Assets – 100.0%		$30,913,830
(a)	Non-income producing security.
(d)	In default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,538,200 and $28,197,045, respectively.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $7,952,087, representing 25.7% of net assets.
(p)	Payment-in-kind (PIK) security for which interest income may be received in additional securities and/or cash.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
AAC	Ambac Assurance Corp.
AGM	Assured Guaranty Municipal
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury
FLR	Floating Rate. Interest rate resets periodically based on the parenthetically disclosed reference rate plus a spread (if any). The period-end rate reported may not be the current rate. All reference rates are USD unless otherwise noted.
LIBOR	London Interbank Offered Rate
NPFG	National Public Finance Guarantee Corp.
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
UMBS	Uniform Mortgage-Backed Security
Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
EUR	Euro
Derivative Contracts at 6/30/23
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
USD	89,323	EUR	81,101	Morgan Stanley Capital Services, Inc.	7/21/2023	$757

9

MFS Income Portfolio
Portfolio of Investments (unaudited) – continued
Futures Contracts
Description	Long/ Short	Currency	Contracts	Notional Amount	Expiration Date	Value/Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Ultra Bond 30 yr	Long	USD	14	$1,907,062	September – 2023	$22,690
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 2 yr	Long	USD	7	$1,423,406	September – 2023	$(15,090)
U.S. Treasury Note 5 yr	Long	USD	10	1,070,938	September – 2023	(20,097)
						$(35,187)
At June 30, 2023, the fund had liquid securities with an aggregate value of $119,836 to cover any collateral or margin obligations for certain derivative contracts.
See Notes to Financial Statements
10

MFS Income Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value (identified cost, $31,229,237)	$28,197,045
Investments in affiliated issuers, at value (identified cost, $3,643,646)	3,538,200
Cash	582
Receivables for
Forward foreign currency exchange contracts	757
Net daily variation margin on open futures contracts	17,326
Investments sold	5,731
Fund shares sold	4,268
Interest	257,983
Receivable from investment adviser	5,850
Other assets	200
Total assets	$32,027,942
Liabilities
Payables for
TBA purchase commitments	$1,002,592
Fund shares reacquired	34,432
Payable to affiliates
Administrative services fee	96
Shareholder servicing costs	2
Distribution and/or service fees	42
Payable for independent Trustees' compensation	72
Accrued expenses and other liabilities	76,876
Total liabilities	$1,114,112
Net assets	$30,913,830
Net assets consist of
Paid-in capital	$36,149,870
Total distributable earnings (loss)	(5,236,040)
Net assets	$30,913,830
Shares of beneficial interest outstanding	3,715,646
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$27,836,492	3,343,226	$8.33
Service Class	3,077,338	372,420	8.26
See Notes to Financial Statements
11

MFS Income Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$692,820
Dividends from affiliated issuers	85,296
Other	25
Total investment income	$778,141
Expenses
Management fee	$77,102
Distribution and/or service fees	3,417
Shareholder servicing costs	1,510
Administrative services fee	8,679
Independent Trustees' compensation	1,537
Custodian fee	5,300
Shareholder communications	2,930
Audit and tax fees	41,337
Legal fees	215
Miscellaneous	17,325
Total expenses	$159,352
Reduction of expenses by investment adviser	(39,820)
Net expenses	$119,532
Net investment income (loss)	$658,609
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$(145,099)
Affiliated issuers	(49,783)
Futures contracts	(39,776)
Forward foreign currency exchange contracts	(8,461)
Foreign currency	155
Net realized gain (loss)	$(242,964)
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$435,333
Affiliated issuers	69,572
Futures contracts	14,100
Forward foreign currency exchange contracts	7,756
Translation of assets and liabilities in foreign currencies	(85)
Net unrealized gain (loss)	$526,676
Net realized and unrealized gain (loss)	$283,712
Change in net assets from operations	$942,321
See Notes to Financial Statements
12

MFS Income Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$658,609	$1,005,096
Net realized gain (loss)	(242,964)	(2,463,388)
Net unrealized gain (loss)	526,676	(3,961,261)
Change in net assets from operations	$942,321	$(5,419,553)
Total distributions to shareholders	$—	$(1,473,035)
Change in net assets from fund share transactions	$(863,185)	$(3,982,593)
Total change in net assets	$79,136	$(10,875,181)
Net assets
At beginning of period	30,834,694	41,709,875
At end of period	$30,913,830	$30,834,694
See Notes to Financial Statements
13

MFS Income Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$8.08	$9.81	$10.51	$9.98	$9.26	$9.84
Income (loss) from investment operations
Net investment income (loss) (d)	$0.18	$0.26	$0.23	$0.29	$0.33	$0.33
Net realized and unrealized gain (loss)	0.07	(1.59)	(0.17)	0.63	0.74	(0.52)
Total from investment operations	$0.25	$(1.33)	$0.06	$0.92	$1.07	$(0.19)
Less distributions declared to shareholders
From net investment income	$—	$(0.31)	$(0.33)	$(0.39)	$(0.35)	$(0.39)
From net realized gain	—	(0.09)	(0.43)	—	—	—
Total distributions declared to shareholders	$—	$(0.40)	$(0.76)	$(0.39)	$(0.35)	$(0.39)
Net asset value, end of period (x)	$8.33	$8.08	$9.81	$10.51	$9.98	$9.26
Total return (%) (k)(r)(s)(x)	3.09(n)	(13.71)	0.47	9.35	11.60	(1.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.01(a)	1.00	0.89	0.89	1.01	1.03
Expenses after expense reductions (h)	0.75(a)	0.75	0.75	0.75	0.78	0.80
Net investment income (loss)	4.29(a)	2.97	2.28	2.83	3.32	3.42
Portfolio turnover	17(n)	58	72	112	104	59
Net assets at end of period (000 omitted)	$27,836	$28,129	$36,163	$41,438	$38,670	$38,111

See Notes to Financial Statements
14

MFS Income Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$8.03	$9.72	$10.43	$9.90	$9.19	$9.75
Income (loss) from investment operations
Net investment income (loss) (d)	$0.17	$0.22	$0.21	$0.26	$0.30	$0.30
Net realized and unrealized gain (loss)	0.06	(1.55)	(0.19)	0.63	0.74	(0.50)
Total from investment operations	$0.23	$(1.33)	$0.02	$0.89	$1.04	$(0.20)
Less distributions declared to shareholders
From net investment income	$—	$(0.27)	$(0.30)	$(0.36)	$(0.33)	$(0.36)
From net realized gain	—	(0.09)	(0.43)	—	—	—
Total distributions declared to shareholders	$—	$(0.36)	$(0.73)	$(0.36)	$(0.33)	$(0.36)
Net asset value, end of period (x)	$8.26	$8.03	$9.72	$10.43	$9.90	$9.19
Total return (%) (k)(r)(s)(x)	2.86(n)	(13.85)	0.10	9.11	11.29	(2.11)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (h)	1.26(a)	1.24	1.14	1.14	1.26	1.28
Expenses after expense reductions (h)	1.00(a)	1.00	1.00	1.00	1.03	1.05
Net investment income (loss)	4.04(a)	2.54	2.03	2.59	3.07	3.17
Portfolio turnover	17(n)	58	72	112	104	59
Net assets at end of period (000 omitted)	$3,077	$2,705	$5,547	$5,825	$6,371	$6,614
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
15

MFS Income Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Income Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in the MFS High Yield Pooled Portfolio (“High Yield Pooled Portfolio”). MFS does not receive a management fee from the High Yield Pooled Portfolio. The High Yield Pooled Portfolio’s investment objective is to seek total return with an emphasis on high current income, but also considering capital appreciation. The accounting policies of the High Yield Pooled Portfolio are outlined in its shareholder report, which is available without charge by calling 1-800-225-2606 and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov. The accounting policies detailed in the Significant Accounting Policies note cover both the fund and the High Yield Pooled Portfolio. For purposes of this policy disclosure, “fund” refers to both the fund and the High Yield Pooled Portfolio in which the fund invests. The High Yield Pooled Portfolio's shareholder report is not covered by this report. The fund and the High Yield Pooled Portfolio invest in high-yield securities rated below investment grade. Investments in below investment grade quality securities can involve a substantially greater risk of default or can already be in default, and their values can decline significantly. Below investment grade quality securities tend to be more sensitive to adverse news about the issuer, or the market or economy in general, than higher quality debt instruments. The fund and the High Yield Pooled Portfolio invest in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s market, economic, industrial, political, regulatory, geopolitical, environmental, public health, and other conditions.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — The investments of the fund and the High Yield Pooled Portfolio are valued as described below.
Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service.
16

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued using valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments, such as futures contracts and forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agencies & Equivalents	$—	$7,755,617	$—	$7,755,617
Non - U.S. Sovereign Debt	—	647,458	—	647,458
Municipal Bonds	—	936,937	—	936,937
U.S. Corporate Bonds	—	7,884,898	—	7,884,898
Residential Mortgage-Backed Securities	—	1,848,714	—	1,848,714
Commercial Mortgage-Backed Securities	—	931,189	—	931,189
Asset-Backed Securities (including CDOs)	—	4,156,772	—	4,156,772
Foreign Bonds	—	4,035,460	—	4,035,460
Mutual Funds	3,538,200	—	—	3,538,200
Total	$3,538,200	$28,197,045	$—	$31,735,245
Other Financial Instruments
Futures Contracts – Assets	$22,690	$—	$—	$22,690
Futures Contracts – Liabilities	(35,187)	—	—	(35,187)
Forward Foreign Currency Exchange Contracts – Assets	—	757	—	757
17

MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
For further information regarding security characteristics, see the Portfolio of Investments. Please refer to the High Yield Pooled Portfolio's shareholder report for further information regarding the levels used in valuing its assets and liabilities.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were futures contracts and forward foreign currency exchange contracts. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund may be unable to promptly close out a futures position in instances where the daily fluctuation in the price for that type of future exceeds the daily limit set by the exchange. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2023 as reported in the Statement of Assets and Liabilities:
		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Interest Rate	Futures Contracts	$22,690	$(35,187)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	757	—
Total		$23,447	$(35,187)
(a) Values presented in this table for futures contracts correspond to the values reported in the Portfolio of Investments. Only the current day net variation margin for futures contracts is reported separately within the Statement of Assets and Liabilities.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$(39,776)	$—
Foreign Exchange	—	(8,461)
Total	$(39,776)	$(8,461)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Futures Contracts	Forward Foreign Currency Exchange Contracts
Interest Rate	$14,100	$—
Foreign Exchange	—	7,756
Total	$14,100	$7,756
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the
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Notes to Financial Statements (unaudited) - continued
right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Futures Contracts — The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.
Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a specified percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.
The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.
Forward Foreign Currency Exchange Contracts — The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.
Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on forward foreign currency exchange contracts.
Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, a multicurrency cash settlement system for the centralized settlement of foreign transactions. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
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Notes to Financial Statements (unaudited) - continued
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.
Debt obligations may be placed on non-accrual status or set to accrue at a rate of interest less than the contractual coupon when the collection of all or a portion of interest has become doubtful. Interest income for those debt obligations may be further reduced by the write-off of the related interest receivables when deemed uncollectible.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
The fund may purchase or sell mortgage-backed securities on a “To Be Announced” (TBA) basis. A TBA transaction is subject to extended settlement and typically does not designate the actual security to be delivered, but instead includes an approximate principal amount. The price of the TBA security and the date that it will be settled are fixed at the time the transaction is negotiated. The value of the security varies with market fluctuations and no interest accrues to the fund until settlement takes place. TBA purchase and sale commitments are held at carrying amount, which approximates fair value and are categorized as level 2 within the fair value hierarchy and included in TBA purchase and TBA sale commitments in the Statement of Assets and Liabilities, as applicable. Losses may arise as a result of changes in the value of the TBA investment prior to settlement date or due to counterparty non-performance.
The fund may also enter into mortgage dollar rolls, typically TBA dollar rolls, in which the fund sells TBA mortgage-backed securities to financial institutions and simultaneously agrees to repurchase similar (same issuer, type and coupon) securities at a later date at an agreed-upon price. During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. The fund accounts for dollar roll transactions as purchases and sales and realizes gains and losses on these transactions. Dollar roll transactions involve the risk that the market value of the securities that the fund is required to purchase may decline below the agreed upon repurchase price of those securities.
To mitigate the counterparty credit risk on TBA transactions, mortgage dollar rolls, and other types of forward settling mortgage-backed and asset-backed security transactions, the fund whenever possible enters into a Master Securities Forward Transaction Agreement (“MSFTA”) on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The MSFTA gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the MSFTA, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the MSFTA could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
For mortgage-backed and asset-backed securities traded under a MSFTA, the collateral and margining requirements are contract specific. Collateral amounts across all transactions traded under such agreement are netted and an amount is posted from one party to the other to collateralize such obligations. Cash that has been pledged to cover the fund's collateral or margin obligations under a MSFTA, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments.
Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.
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MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to defaulted bonds, amortization and accretion of debt securities, wash sale loss deferrals, and derivative transactions.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$1,147,664
Long-term capital gains	325,371
Total distributions	$1,473,035
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$35,640,485
Gross appreciation	107,804
Gross depreciation	(4,013,044)
Net unrealized appreciation (depreciation)	$(3,905,240)
As of 12/31/22
Undistributed ordinary income	1,128,130
Capital loss carryforwards	(2,880,510)
Other temporary differences	104
Net unrealized appreciation (depreciation)	(4,426,085)
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(1,011,158)
Long-Term	(1,869,352)
Total	$(2,880,510)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
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MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$1,353,079
Service Class	—	119,956
Total	$—	$1,473,035
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.50%
In excess of $1 billion	0.45%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $1,980, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.49% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.75% of average daily net assets for the Initial Class shares and 1.00% of average daily net assets for the Service Class shares. This written agreement will terminate on July 31, 2023. For the six months ended June 30, 2023, this reduction amounted to $37,840, which is included in the reduction of total expenses in the Statement of Operations. Effective August 1, 2023, the investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as fees and expenses associated with investments in investment companies and other similar investment vehicles), such that total annual operating expenses do not exceed 0.67% of average daily net assets for the Initial Class shares and 0.92% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $1,228, which equated to 0.0080% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $282.
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MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0563% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
The fund invests in the MFS High Yield Pooled Portfolio, which is a mutual fund advised by MFS that does not pay management fees to MFS and does not pay distribution and/or service fees to MFD, but does incur investment and operating costs. The fund invests in MFS High Yield Pooled Portfolio to gain exposure to high income debt instruments, rather than investing in high income debt instruments directly. Income earned on this investment is included in “Dividends from affiliated issuers” in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than short-term obligations, were as follows:
	Purchases	Sales
U.S. Government securities	$3,661,077	$2,449,288
Non-U.S. Government securities	1,454,116	2,821,192
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	138,352	$1,151,273	190,052	$1,645,984
Service Class	76,588	632,377	22,625	194,519
	214,940	$1,783,650	212,677	$1,840,503
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	162,630	$1,353,079
Service Class	—	—	14,505	119,956
	—	$—	177,135	$1,473,035
Shares reacquired
Initial Class	(277,161)	$(2,306,277)	(558,344)	$(4,896,032)
Service Class	(41,199)	(340,558)	(270,642)	(2,400,099)
	(318,360)	$(2,646,835)	(828,986)	$(7,296,131)
Net change
Initial Class	(138,809)	$(1,155,004)	(205,662)	$(1,896,969)
Service Class	35,389	291,819	(233,512)	(2,085,624)
	(103,420)	$(863,185)	(439,174)	$(3,982,593)
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MFS Income Portfolio
Notes to Financial Statements (unaudited) - continued
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $78 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS High Yield Pooled Portfolio	$1,563,069	$1,313,538	$403,251	$(49,861)	$69,433	$2,492,928
MFS Institutional Money Market Portfolio	212,816	7,534,587	6,702,348	78	139	1,045,272
	$1,775,885	$8,848,125	$7,105,599	$(49,783)	$69,572	$3,538,200
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS High Yield Pooled Portfolio	$74,290	$—
MFS Institutional Money Market Portfolio	11,006	—
	$85,296	$—
(8)  LIBOR Transition
The London Interbank Offered Rate (LIBOR) was intended to represent the rate at which contributing banks may obtain short-term borrowings from each other in the London interbank market. Certain of the fund's investments, payment obligations, and financing terms were historically based on LIBOR. In 2017, the United Kingdom Financial Conduct Authority (FCA) announced plans to transition away from LIBOR by the end of 2021. LIBOR's administrator, ICE Benchmark Administration (IBA), ceased publication (on a representative basis) of many of its LIBOR settings as of December 31, 2021 and ceased publication (on a representative basis) of the remaining U.S. dollar LIBOR settings as of June 30, 2023. In addition, global regulators announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Although the FCA has announced that it will require the IBA to continue to publish certain select LIBOR rates on a synthetic basis after the relevant cessation dates, such synthetic rates are not considered to be representative of the underlying market and economic reality they are intended to measure, are expected to be published for a limited time period, and are intended solely for use on a limited basis for legacy transactions.
Regulators and industry groups have implemented measures to facilitate the transition away from LIBOR and other interbank offered rates to alternative reference rates, such as the Secured Overnight Financing Rate (SOFR). SOFR is a broad measure of the cost of borrowing cash overnight collateralized by U.S. Treasury securities in the repurchase agreement (repo) market. SOFR is published in various forms including as a daily, compounded, and forward-looking term rate. The transition to alternative reference rates may affect the liquidity and valuation of investments that were tied to LIBOR or other interbank offered rates and may lead to other consequences affecting securities and credit markets more broadly. For example, while some investments that were tied to LIBOR provided for an alternative or “fallback” rate-setting methodology in the event LIBOR is not available, there is uncertainty regarding the effectiveness of any such alternative methodologies to replace LIBOR and certain investments tied to LIBOR may not have fallback provisions. While legislation passed in the United States facilitates by operation of law the replacement of U.S. dollar LIBOR settings
24

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Notes to Financial Statements (unaudited) - continued
in certain legacy instruments with a specified replacement rate, such as SOFR, there is uncertainty regarding the effectiveness of such legislation. There also remains uncertainty regarding the willingness and ability of parties to add or amend fallback provisions in certain other legacy instruments maturing after the cessation of the applicable LIBOR rates, which could create market and litigation risk.
It is difficult to quantify or predict the impact on the fund resulting from the transition from LIBOR to alternative reference rates and the potential effects of the transition from LIBOR on the fund, or on certain instruments in which the fund invests, are not known. The transition process may involve, among other things, increased volatility or illiquidity in markets for instruments that relied on LIBOR to determine interest rates. The transition may also result in a reduction in value of certain LIBOR-related investments held by the fund or reduce the effectiveness of related transactions such as hedges. Any such effects of the transition away from LIBOR and the adoption of alternative reference rates, as well as other unforeseen effects, could have an adverse impact on the fund's performance.
With respect to the fund’s accounting for investments, including investments in certain debt instruments and derivatives, as well as borrowings by the fund and any other contractual arrangements of the fund that undergo reference rate-related modifications as a result of the transition, management has and will continue to rely upon the relief provided by FASB Codification Topic 848 – Reference Rate Reform (Topic 848). The guidance in Topic 848 permits the fund to account for such contract modifications made on or before December 31, 2024 as a continuation of the existing contracts. The situation remains fluid, and management believes, based on best available information, that the impact of the transition will not be material to the fund.
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MFS Income Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Income Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
27

Semiannual Report
June 30, 2023
MFS®  U.S. Government
Money Market Portfolio
MFS® Variable Insurance Trust II
MKS-SEM

MFS® U.S. Government Money Market Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS U.S. Government Money Market Portfolio
Portfolio Composition
Portfolio structure (u)
Composition including fixed income credit quality (a)(u)
A-1+	53.1%
A-1	47.1%
Other Assets Less Liabilities	(0.2)%
Maturity breakdown (u)
0 - 7 days	46.9%
8 - 29 days	38.5%
30 - 59 days	5.2%
60 - 89 days	9.6%
90 - 365 days	0.0%
Other Assets Less Liabilities	(0.2)%

(a)	Ratings are assigned to portfolio securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P scale. All ratings are subject to change. The fund is not rated by these agencies.
(u)	For purposes of this presentation, accrued interest, where applicable, is included.
From time to time Other Assets Less Liabilities may be negative due to the timing of cash receipts and disbursements.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS U.S. Government Money Market Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.44%	$1,000.00	$1,020.48	$2.20
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
Service Class	Actual	0.44%	$1,000.00	$1,020.48	$2.20
	Hypothetical (h)	0.44%	$1,000.00	$1,022.61	$2.21
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS U.S. Government Money Market Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
U.S. Government Agencies and Equivalents (y) – 91.1%
Fannie Mae, 5.039%, due 7/03/2023	$19,500,000	$ 19,494,616
Fannie Mae, 4.867%, due 7/03/2023	12,000,000	11,996,800
Federal Farm Credit Bank, 5.08%, due 7/12/2023	9,500,000	9,485,457
Federal Farm Credit Bank, 5.049%, due 7/19/2023	15,000,000	14,962,650
Federal Home Loan Bank, 5.069%, due 7/05/2023	11,620,000	11,613,544
Federal Home Loan Bank, 4.948%, due 7/06/2023	14,500,000	14,490,172
Freddie Mac, 5.064%, due 7/07/2023	23,000,000	22,980,852
U.S. Treasury Bill, 4.381%, due 7/05/2023	24,050,000	24,038,453
U.S. Treasury Bill, 5.069%, due 7/13/2023	24,050,000	24,009,921
U.S. Treasury Bill, 5.075%, due 7/18/2023	58,200,000	58,062,433
U.S. Treasury Bill, 5.187%, due 8/10/2023	14,500,000	14,417,584
U.S. Treasury Bill, 5.049%, due 9/12/2023	14,250,000	14,106,113
U.S. Treasury Bill, 4.815%, due 9/14/2023	12,625,000	12,500,078
Total U.S. Government Agencies and Equivalents, at Amortized Cost and Value		$252,158,673
Repurchase Agreements – 9.1%
BofA Securities, Inc. Repurchase Agreement, 5.04%, dated 6/30/2023, due 7/03/2023, total to be received $12,857,398 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $13,109,425)	$12,852,000	$ 12,852,000
JPMorgan Chase & Co. Repurchase Agreement, 5.05%, dated 6/30/2023, due 7/03/2023, total to be received $12,505,260 (secured by U.S. Treasury and/or U.S. Government Agency Securities valued at $12,755,366)	12,500,000	12,500,000
Total Repurchase Agreements, at Cost and Value		$25,352,000
Other Assets, Less Liabilities – (0.2)%		(662,803)
Net Assets – 100.0%		$276,847,870
(y)	The rate shown represents an annualized yield at time of purchase.
See Notes to Financial Statements
3

MFS U.S. Government Money Market Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at cost and value	$277,510,673
Cash	402
Receivables for
Fund shares sold	13,371
Interest	3,553
Other assets	1,345
Total assets	$277,529,344
Liabilities
Payables for
Fund shares reacquired	$615,285
Payable to affiliates
Investment adviser	5,868
Administrative services fee	273
Shareholder servicing costs	2
Accrued expenses and other liabilities	60,046
Total liabilities	$681,474
Net assets	$276,847,870
Net assets consist of
Paid-in capital	$276,847,870
Net assets	$276,847,870
Shares of beneficial interest outstanding	277,042,401
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$170,116,422	170,235,802	$1.00
Service Class	106,731,448	106,806,599	1.00
See Notes to Financial Statements
4

MFS U.S. Government Money Market Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Interest	$5,920,312
Other	107
Total investment income	$5,920,419
Expenses
Management fee	$521,076
Distribution and/or service fees	124,295
Shareholder servicing costs	1,054
Administrative services fee	24,103
Independent Trustees' compensation	3,462
Custodian fee	5,897
Audit and tax fees	19,356
Legal fees	926
Miscellaneous	16,473
Total expenses	$716,642
Reduction of expenses by investment adviser and distributor	(141,016)
Net expenses	$575,626
Net investment income (loss)	$5,344,793
Change in net assets from operations	$5,344,793
See Notes to Financial Statements
5

MFS U.S. Government Money Market Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$5,344,793	$2,984,320
Change in net assets from operations	$5,344,793	$2,984,320
Total distributions to shareholders	$(5,344,793)	$(2,984,320)
Change in net assets from fund share transactions	$17,231,737	$4,603,128
Total change in net assets	$17,231,737	$4,603,128
Net assets
At beginning of period	259,616,133	255,013,005
At end of period	$276,847,870	$259,616,133
See Notes to Financial Statements
6

MFS U.S. Government Money Market Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01	$0.00	$0.00(w)	$0.02	$0.01
Net realized and unrealized gain (loss)	0.00	0.00	0.00(w)	0.00(w)	0.00(w)	—
Total from investment operations	$0.02	$0.01	$0.00(w)	$0.00(w)	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.01)	$—	$(0.00)(w)	$(0.02)	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	2.05(n)	1.17	0.00	0.22	1.63	1.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.45(a)	0.46	0.46	0.52	0.56	0.56
Expenses after expense reductions	0.44(a)	0.33	0.04	0.24	0.55	0.55
Net investment income (loss)	4.10(a)	1.17	0.00	0.20	1.63	1.25
Net assets at end of period (000 omitted)	$170,116	$159,395	$149,896	$155,937	$149,689	$160,304
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02	$0.01	$0.00	$0.00(w)	$0.02	$0.01
Net realized and unrealized gain (loss)	0.00	0.00	0.00(w)	0.00(w)	0.00(w)	—
Total from investment operations	$0.02	$0.01	$0.00(w)	$0.00(w)	$0.02	$0.01
Less distributions declared to shareholders
From net investment income	$(0.02)	$(0.01)	$—	$(0.00)(w)	$(0.02)	$(0.01)
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%) (k)(r)	2.05(n)	1.17	0.00	0.22	1.63	1.26
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.70(a)	0.71	0.71	0.77	0.81	0.81
Expenses after expense reductions	0.44(a)	0.33	0.04	0.25	0.55	0.55
Net investment income (loss)	4.10(a)	1.15	0.00	0.21	1.64	1.24
Net assets at end of period (000 omitted)	$106,731	$100,221	$105,117	$114,985	$114,543	$128,156
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(w)	Per share amount was less than $0.01.
See Notes to Financial Statements
7

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS U.S. Government Money Market Portfolio (the fund) is a diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund’s Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund’s adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for debt instruments. Debt instruments held by the fund are generally valued at amortized cost, which approximates market value. Amortized cost involves valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument can be different from the market value of an instrument.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Short-Term Securities	$—	$277,510,673	$—	$277,510,673
For further information regarding security characteristics, see the Portfolio of Investments.
Repurchase Agreements — The fund enters into repurchase agreements under the terms of Master Repurchase Agreements with approved counterparties. Each repurchase agreement is recorded at cost.The fund requires that the securities collateral in a repurchase transaction be transferred to a custodian. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. Upon an event of default under a Master Repurchase Agreement, the non-defaulting party may close out all transactions traded under such agreement and net amounts owed under each transaction to one net amount payable by one party to the other. Absent an event of
8

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
default, the Master Repurchase Agreement does not result in an offset of reported amounts of assets and liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. At June 30, 2023, the fund had investments in repurchase agreements with a gross value of $25,352,000 included in investments in unaffiliated issuers in the Statement of Assets and Liabilities. The value of the related collateral exceeded the value of the repurchase agreements at period end.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
During the year ended December 31, 2022, there were no significant adjustments due to differences between book and tax accounting.
The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$2,984,320
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$277,510,673
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income and common expenses are allocated to shareholders based on the value of settled shares outstanding of each class. The fund's realized and unrealized gain (loss) are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$3,304,073	$1,825,805
Service Class	2,040,720	1,158,515
Total	$5,344,793	$2,984,320
9

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.40%
In excess of $1 billion	0.35%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $16,721, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.39% of the fund's average daily net assets.
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.45% of average daily net assets for each of the Initial Class and Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly. MFD has agreed in writing to waive the entire 0.25% distribution and/or service fee. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, this waiver amounted to $124,295, which is included in the reduction of total expenses in the Statement of Operations. The distribution and/or service fees incurred for the six months ended June 30, 2023 were equivalent to an annual effective rate of 0.00% of the average daily net assets attributable to Service Class shares.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $879, which equated to 0.0007% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $175.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0185% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
10

MFS U.S. Government Money Market Portfolio
Notes to Financial Statements (unaudited) - continued
(4)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. The number of shares sold, reinvested and reacquired corresponds to the net proceeds from the sale of shares, reinvestment of distributions and cost of shares reacquired, respectively, since shares are sold and reacquired at $1.00 per share. Transactions in fund shares were as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Shares sold
Initial Class	21,990,452	38,073,538
Service Class	19,067,543	27,134,670
	41,057,995	65,208,208
Shares issued to shareholders in reinvestment of distributions
Initial Class	3,304,073	1,825,805
Service Class	2,040,720	1,158,515
	5,344,793	2,984,320
Shares reacquired
Initial Class	(14,573,006)	(30,394,757)
Service Class	(14,598,045)	(33,194,643)
	(29,171,051)	(63,589,400)
Net change
Initial Class	10,721,519	9,504,586
Service Class	6,510,218	(4,901,458)
	17,231,737	4,603,128
(5)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $639 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
11

MFS U.S. Government Money Market Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Portfolio Holdings Information
The fund files monthly portfolio information with the SEC on Form N-MFP. The fund’s Form N-MFP reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can also access the fund’s portfolio holdings as of each month end and the fund’s Form N-MFP reports at  mfs.com/vit2 after choosing “Click here for access to Money Market fund reports”.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
12

Semiannual Report
June 30, 2023
MFS®  Technology Portfolio
MFS® Variable Insurance Trust II
TKS-SEM

MFS® Technology Portfolio
The report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.
NOT FDIC INSURED  •  MAY LOSE VALUE  •  NO BANK OR CREDIT UNION GUARANTEE  •
NOT A DEPOSIT  •  NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Technology Portfolio
Portfolio Composition
Portfolio structure
Top ten holdings
Microsoft Corp.	13.5%
NVIDIA Corp.	10.5%
Alphabet, Inc., “A”	9.7%
Meta Platforms, Inc., “A”	5.2%
Broadcom, Inc.	3.9%
ServiceNow, Inc.	3.4%
Adobe Systems, Inc.	3.1%
Accenture PLC, “A”	2.9%
Salesforce, Inc.	2.9%
Intuit, Inc.	2.5%
Top five industries
Computer Software	30.0%
Electronics	20.9%
Internet	17.3%
Computer Software - Systems	11.4%
Business Services	8.4%

Cash & Cash Equivalents includes any cash, investments in money market funds, short-term securities, and other assets less liabilities. Please see the Statement of Assets and Liabilities for additional information related to the fund’s cash position and other assets and liabilities.
Percentages are based on net assets as of June 30, 2023.
The portfolio is actively managed and current holdings may be different.
1

MFS Technology Portfolio
Expense Table
Fund expenses borne by the shareholders during the period,
January 1, 2023 through June 30, 2023
As a shareholder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2023 through June 30, 2023.
Actual Expenses
The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight the fund's ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.
Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/23	Ending Account Value 6/30/23	Expenses Paid During Period (p) 1/01/23-6/30/23
Initial Class	Actual	0.88%	$1,000.00	$1,318.30	$5.06
	Hypothetical (h)	0.88%	$1,000.00	$1,020.43	$4.41
Service Class	Actual	1.13%	$1,000.00	$1,316.31	$6.49
	Hypothetical (h)	1.13%	$1,000.00	$1,019.19	$5.66
(h)	5% class return per year before expenses.
(p)	“Expenses Paid During Period” are equal to each class's annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).
2

MFS Technology Portfolio
Portfolio of Investments − 6/30/23 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 97.0%
Business Services – 8.4%
Accenture PLC, “A”	11,833	$ 3,651,427
Endava PLC, ADR (a)	10,276	532,194
Equifax, Inc.	2,742	645,193
Factset Research Systems, Inc.	640	256,416
FleetCor Technologies, Inc. (a)	2,578	647,284
MSCI, Inc.	1,573	738,193
PayPal Holdings, Inc. (a)	7,028	468,979
Thoughtworks Holding, Inc. (a)	50,756	383,208
Tyler Technologies, Inc. (a)	2,523	1,050,754
Verisk Analytics, Inc., “A”	5,179	1,170,609
WEX, Inc. (a)	4,842	881,583
		$10,425,840
Computer Software – 30.0%
Adobe Systems, Inc. (a)	7,916	$ 3,870,845
Cadence Design Systems, Inc. (a)	10,491	2,460,349
Dun & Bradstreet Holdings, Inc.	49,521	572,958
Intuit, Inc.	6,660	3,051,545
Microsoft Corp. (s)	49,340	16,802,244
Mobileye Global, Inc., “A” (a)(l)	20,040	769,937
Oracle Corp.	19,671	2,342,619
Palo Alto Networks, Inc. (a)	9,871	2,522,139
Salesforce, Inc. (a)	17,135	3,619,940
Synopsys, Inc. (a)	1,394	606,962
Topicus.com, Inc. (a)	8,605	705,743
		$37,325,281
Computer Software - Systems – 11.4%
Apple, Inc. (s)	3,038	$ 589,281
Arista Networks, Inc. (a)	7,725	1,251,914
Constellation Software, Inc.	849	1,759,050
Descartes Systems Group, Inc. (a)	14,548	1,165,377
Hitachi Ltd.	36,000	2,228,098
HubSpot, Inc. (a)	1,788	951,377
ServiceNow, Inc. (a)	7,550	4,242,873
Shopify, Inc. (a)	30,915	1,997,109
		$14,185,079
Consumer Services – 1.8%
Booking Holdings, Inc. (a)	814	$ 2,198,069
Electrical Equipment – 1.1%
Amphenol Corp., “A”	16,511	$ 1,402,609
Electronics – 20.9%
Advanced Micro Devices (a)(s)	21,877	$ 2,492,010
Broadcom, Inc.	5,636	4,888,835
Intel Corp.	19,430	649,739
KLA Corp.	3,401	1,649,553
Lam Research Corp.	1,822	1,171,291
Marvell Technology, Inc.	35,336	2,112,386
NVIDIA Corp.	30,833	13,042,976
		$26,006,790
3

MFS Technology Portfolio
Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 3.0%
Aon PLC	4,202	$ 1,450,531
Arthur J. Gallagher & Co.	10,395	2,282,430
		$3,732,961
Internet – 17.3%
Alphabet, Inc., “A” (a)(s)	100,604	$ 12,042,299
Gartner, Inc. (a)	4,851	1,699,354
Meta Platforms, Inc., “A” (a)	22,756	6,530,517
Pinterest, Inc. (a)	45,242	1,236,916
		$21,509,086
Leisure & Toys – 1.1%
Take-Two Interactive Software, Inc. (a)	8,976	$ 1,320,908
Other Banks & Diversified Financials – 1.1%
Mastercard, Inc., “A”	1,465	$ 576,185
S&P Global, Inc.	2,105	843,873
		$1,420,058
Specialty Stores – 0.9%
Amazon.com, Inc. (a)(s)	9,159	$ 1,193,967
Total Common Stocks (Identified Cost, $83,861,133)		$120,720,648
Investment Companies (h) – 2.7%
Money Market Funds – 2.7%
MFS Institutional Money Market Portfolio, 5.04% (v) (Identified Cost, $3,353,095)	3,353,340	$ 3,354,010
Collateral for Securities Loaned – 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11% (j) (Identified Cost, $380,265)	380,265	$ 380,265
Other Assets, Less Liabilities – 0.0%		41,140
Net Assets – 100.0%		$124,496,063
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $3,354,010 and $121,100,913, respectively.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(l)	A portion of this security is on loan. See Note 2 for additional information.
(s)	Security or a portion of the security was pledged to cover collateral requirements for certain derivative transactions.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
ADR	American Depositary Receipt
At June 30, 2023, the fund had cash collateral of $23,013 and other liquid securities with an aggregate value of $548,541 to cover any collateral or margin obligations for certain derivative contracts. Restricted cash and/or deposits with brokers in the Statement of Assets and Liabilities are comprised of cash collateral.
See Notes to Financial Statements
4

MFS Technology Portfolio
Financial Statements	Statement of Assets and Liabilities (unaudited)
This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.
At 6/30/23 Assets
Investments in unaffiliated issuers, at value, including $379,474 of securities on loan (identified cost, $84,241,398)	$121,100,913
Investments in affiliated issuers, at value (identified cost, $3,353,095)	3,354,010
Deposits with brokers for
Exchange-traded options	23,013
Receivables for
Fund shares sold	576,763
Interest and dividends	6,052
Other assets	394
Total assets	$125,061,145
Liabilities
Payables for
Fund shares reacquired	$118,230
Collateral for securities loaned, at value	380,265
Payable to affiliates
Investment adviser	4,943
Administrative services fee	153
Shareholder servicing costs	3
Distribution and/or service fees	1,388
Payable for independent Trustees' compensation	35
Accrued expenses and other liabilities	60,065
Total liabilities	$565,082
Net assets	$124,496,063
Net assets consist of
Paid-in capital	$89,283,172
Total distributable earnings (loss)	35,212,891
Net assets	$124,496,063
Shares of beneficial interest outstanding	5,124,551
	Net assets	Shares outstanding	Net asset value per share
Initial Class	$21,315,822	819,526	$26.01
Service Class	103,180,241	4,305,025	23.97
See Notes to Financial Statements
5

MFS Technology Portfolio
Financial Statements	Statement of Operations (unaudited)
This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.
Six months ended 6/30/23
Net investment income (loss)
Income
Dividends	$326,850
Dividends from affiliated issuers	92,416
Income on securities loaned	732
Other	306
Foreign taxes withheld	(5,252)
Total investment income	$415,052
Expenses
Management fee	$411,218
Distribution and/or service fees	113,459
Shareholder servicing costs	1,558
Administrative services fee	13,058
Independent Trustees' compensation	1,877
Custodian fee	8,103
Shareholder communications	6,097
Audit and tax fees	31,957
Legal fees	296
Miscellaneous	14,952
Total expenses	$602,575
Reduction of expenses by investment adviser	(7,026)
Net expenses	$595,549
Net investment income (loss)	$(180,497)
Realized and unrealized gain (loss)
Realized gain (loss) (identified cost basis)
Unaffiliated issuers	$4,059,379
Affiliated issuers	80
Foreign currency	(5,342)
Net realized gain (loss)	$4,054,117
Change in unrealized appreciation or depreciation
Unaffiliated issuers	$26,563,950
Affiliated issuers	(483)
Net unrealized gain (loss)	$26,563,467
Net realized and unrealized gain (loss)	$30,617,584
Change in net assets from operations	$30,437,087
See Notes to Financial Statements
6

MFS Technology Portfolio
Financial Statements	Statements of Changes in Net Assets
These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.
	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22
Change in net assets
From operations
Net investment income (loss)	$(180,497)	$(612,706)
Net realized gain (loss)	4,054,117	(5,055,930)
Net unrealized gain (loss)	26,563,467	(44,241,783)
Change in net assets from operations	$30,437,087	$(49,910,419)
Total distributions to shareholders	$—	$(10,135,043)
Change in net assets from fund share transactions	$(4,002,017)	$23,742,044
Total change in net assets	$26,435,070	$(36,303,418)
Net assets
At beginning of period	98,060,993	134,364,411
At end of period	$124,496,063	$98,060,993
See Notes to Financial Statements
7

MFS Technology Portfolio
Financial Statements	Financial Highlights
The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.
Initial Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$19.73	$33.58	$31.10	$21.18	$17.34	$17.96
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.01)	$(0.09)	$(0.21)	$(0.14)	$(0.09)	$(0.07)
Net realized and unrealized gain (loss)	6.29	(11.54)	4.47	10.06	6.16	0.58
Total from investment operations	$6.28	$(11.63)	$4.26	$9.92	$6.07	$0.51
Less distributions declared to shareholders
From net realized gain	$—	$(2.22)	$(1.78)	$—	$(2.23)	$(1.13)
Net asset value, end of period (x)	$26.01	$19.73	$33.58	$31.10	$21.18	$17.34
Total return (%) (k)(r)(s)(x)	31.83(n)	(35.70)	13.68	46.84	36.16	1.73
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	0.89(a)	0.89	0.88	0.94	0.97	0.94
Expenses after expense reductions	0.88(a)	0.88	0.87	0.93	0.96	0.93
Net investment income (loss)	(0.12)(a)	(0.37)	(0.62)	(0.55)	(0.44)	(0.38)
Portfolio turnover	35(n)	28	44	57	33	39
Net assets at end of period (000 omitted)	$21,316	$17,106	$28,740	$28,768	$19,336	$17,056
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	0.86	0.91	0.93	0.85

See Notes to Financial Statements
8

MFS Technology Portfolio
Financial Highlights - continued
Service Class	Six months ended	Year ended
	6/30/23 (unaudited)	12/31/22	12/31/21	12/31/20	12/31/19	12/31/18
Net asset value, beginning of period	$18.21	$31.29	$29.15	$19.91	$16.44	$17.11
Income (loss) from investment operations
Net investment income (loss) (d)	$(0.04)	$(0.14)	$(0.27)	$(0.19)	$(0.13)	$(0.12)
Net realized and unrealized gain (loss)	5.80	(10.72)	4.19	9.43	5.83	0.58
Total from investment operations	$5.76	$(10.86)	$3.92	$9.24	$5.70	$0.46
Less distributions declared to shareholders
From net realized gain	$—	$(2.22)	$(1.78)	$—	$(2.23)	$(1.13)
Net asset value, end of period (x)	$23.97	$18.21	$31.29	$29.15	$19.91	$16.44
Total return (%) (k)(r)(s)(x)	31.63(n)	(35.85)	13.43	46.41	35.88	1.52
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions	1.14(a)	1.15	1.13	1.19	1.22	1.16
Expenses after expense reductions	1.13(a)	1.13	1.12	1.18	1.21	1.15
Net investment income (loss)	(0.37)(a)	(0.62)	(0.87)	(0.81)	(0.69)	(0.61)
Portfolio turnover	35(n)	28	44	57	33	39
Net assets at end of period (000 omitted)	$103,180	$80,955	$105,624	$75,544	$48,811	$39,272
Supplemental Ratios (%):
Ratios of expenses to average net assets after expense reductions and excluding interest expense and fees	N/A	N/A	1.11	1.16	1.18	1.07
(a)	Annualized.
(d)	Per share data is based on average shares outstanding.
(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.
(n)	Not annualized.
(r)	Certain expenses have been reduced without which performance would have been lower.
(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(x)	The net asset values and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.
See Notes to Financial Statements
9

MFS Technology Portfolio
Notes to Financial Statements (unaudited)
(1)  Business and Organization
MFS Technology Portfolio (the fund) is a non-diversified series of MFS Variable Insurance Trust II (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(2)  Significant Accounting Policies
General — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests primarily in securities of issuers in the technology industry. Issuers in a single industry can react similarly to market, currency, political, economic, regulatory, geopolitical, environmental, public health, and other conditions. The value of stocks in the technology sector can be very volatile due to the rapid pace of product change, technological developments, and other factors.
Balance Sheet Offsetting — The fund's accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the International Swaps and Derivatives Association (ISDA) Master Agreement, or similar agreement, does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty. The fund's right to setoff may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which a specific master netting agreement counterparty is subject. Balance sheet offsetting disclosures, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.
Investment Valuations — Subject to its oversight, the fund's Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments to MFS as the fund's adviser, pursuant to the fund’s valuation policy and procedures which have been adopted by the adviser and approved by the Board. In accordance with Rule 2a-5 under the Investment Company Act of 1940, the Board of Trustees designated the adviser as the “valuation designee” of the fund. If the adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the adviser in accordance with the adviser’s fair valuation policy and procedures.
Under the fund's valuation policy and procedures, equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price on their primary exchange as provided by a third-party pricing service. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation on their primary exchange as provided by a third-party pricing service. For put options, the position may be valued at the last daily ask quotation if there are no trades reported during the day. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Open-end investment companies are generally valued at net asset value per share. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
Under the fund’s valuation policy and procedures, market quotations are not considered to be readily available for debt instruments, floating rate loans, and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services or otherwise determined by the adviser in accordance with the adviser’s fair valuation policy and procedures. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, spreads and other market data. An investment may also be valued at fair value if the adviser determines that the investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or
10

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes significant unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2023 in valuing the fund's assets and liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$111,563,140	$—	$—	$111,563,140
Canada	5,627,279	—	—	5,627,279
Japan	—	2,228,098	—	2,228,098
Israel	769,937	—	—	769,937
United Kingdom	532,194	—	—	532,194
Mutual Funds	3,734,275	—	—	3,734,275
Total	$122,226,825	$2,228,098	$—	$124,454,923
For further information regarding security characteristics, see the Portfolio of Investments.
Foreign Currency Translation — Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
Derivatives — The fund uses derivatives primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.
The derivative instruments used by the fund during the period were purchased options. Depending on the type of derivative, a fund may exit a derivative position by entering into an offsetting transaction with a counterparty or exchange, negotiating an agreement with the derivative counterparty, or novating the position to a third party. The fund's period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.
The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
11

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$(386,359)
The following table presents, by major type of derivative contract, the change in unrealized appreciation or depreciation on derivatives held by the fund for the six months ended June 30, 2023 as reported in the Statement of Operations:
Risk	Unaffiliated Issuers (Purchased Options)
Equity	$(107,469)
Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, uncleared derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an ISDA Master Agreement on a bilateral basis. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a specified deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each agreement to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund's credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.
Collateral and margin requirements differ by type of derivative. For cleared derivatives (e.g., futures contracts, cleared swaps, and exchange-traded options), margin requirements are set by the clearing broker and the clearing house and collateral, in the form of cash or securities, is posted by the fund directly with the clearing broker. Collateral terms are counterparty agreement specific for uncleared derivatives (e.g., forward foreign currency exchange contracts, uncleared swap agreements, and uncleared options) and collateral, in the form of cash and securities, is held in segregated accounts with the fund's custodian in connection with these agreements. For derivatives traded under an ISDA Master Agreement, which contains a credit support annex, the collateral requirements are netted across all transactions traded under such counterparty-specific agreement and an amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated or delivered to cover the fund's collateral or margin obligations under derivative contracts, if any, will be reported separately in the Statement of Assets and Liabilities as restricted cash for uncleared derivatives and/or deposits with brokers for cleared derivatives. Securities pledged as collateral or margin for the same purpose, if any, are noted in the Portfolio of Investments. The fund may be required to make payments of interest on uncovered collateral or margin obligations with the broker. Any such payments are included in “Miscellaneous” expense in the Statement of Operations.
Purchased Options — The fund purchased put options for a premium. Purchased put options entitle the holder to sell a specified number of shares or units of a particular security, currency or index at a specified price at a specified date or within a specified period of time. Purchasing put options may hedge against an anticipated decline in the value of portfolio securities or currency or decrease the fund's exposure to an underlying instrument.
The premium paid is initially recorded as an investment in the Statement of Assets and Liabilities. That investment is subsequently marked-to-market daily with the difference between the premium paid and the market value of the purchased option being recorded as unrealized appreciation or depreciation. Premiums paid for purchased put options which have expired are treated as realized losses on investments in the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium paid is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments.
Whether or not the option is exercised, the fund's maximum risk of loss from purchasing an option is the amount of premium paid. All option contracts involve credit risk if the counterparty to the option contract fails to perform. For uncleared options, this risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.
Security Loans — Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company, as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. Security loans can be terminated at the discretion of either the lending agent or the fund and the related securities must be returned within the earlier of the standard trade settlement period for such securities or within three business days. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. On
12

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
loans collateralized by cash, the cash collateral is invested in a money market fund. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. The lending agent provides the fund with indemnification against Borrower default. In the event of Borrower default, the lending agent will, for the benefit of the fund, either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, the lending agent assumes the fund's rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, the lending agent is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. At period end, the fund had investment securities on loan, all of which were classified as equity securities in the fund's Portfolio of Investments, with a fair value of $379,474. The fair value of the fund's investment securities on loan and a related liability of $380,265 for cash collateral received on securities loaned are both presented gross in the Statement of Assets and Liabilities. The collateral on securities loaned exceeded the value of securities on loan at period end. The liability for cash collateral for securities loaned is carried at fair value, which is categorized as level 2 within the fair value hierarchy. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is separately reported in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.
Indemnifications — Under the fund's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund's maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.
Investment Transactions and Income —  Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.
The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.
Investment transactions are recorded on the trade date.  In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.
Tax Matters and Distributions — The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Management has analyzed the fund’s tax positions taken on federal and state tax returns for all open tax years and does not believe that there are any uncertain tax positions that require recognition of a tax liability. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.
Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future.
Book/tax differences primarily relate to net operating losses, wash sale loss deferrals and straddle loss deferrals.
The tax character of distributions declared to shareholders for the last fiscal year is as follows:
13

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
Year ended 12/31/22
Ordinary income (including any short-term capital gains)	$1,464,022
Long-term capital gains	8,671,021
Total distributions	$10,135,043
The federal tax cost and the tax basis components of distributable earnings were as follows:
As of 6/30/23
Cost of investments	$89,020,501
Gross appreciation	37,680,258
Gross depreciation	(2,245,836)
Net unrealized appreciation (depreciation)	$35,434,422
As of 12/31/22
Capital loss carryforwards	(4,095,151)
Net unrealized appreciation (depreciation)	8,870,955
The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.
As of December 31, 2022, the fund had capital loss carryforwards available to offset future realized gains. These net capital losses may be carried forward indefinitely and their character is retained as short-term and/or long-term losses. Such losses are characterized as follows:
Short-Term	$(3,355,236)
Long-Term	(739,915)
Total	$(4,095,151)
Multiple Classes of Shares of Beneficial Interest — The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund's income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:
	Six months ended 6/30/23	Year ended 12/31/22
Initial Class	$—	$1,788,007
Service Class	—	8,347,036
Total	$—	$10,135,043
(3)  Transactions with Affiliates
Investment Adviser — The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates based on the fund's average daily net assets:
Up to $1 billion	0.75%
In excess of $1 billion	0.70%
MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. MFS has also agreed in writing to waive at least 0.01% of its management fee as part of this agreement. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue at least until April 30, 2024. For the six months ended June 30, 2023, this management fee reduction amounted to $7,026, which is included in the reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.74% of the fund's average daily net assets.
14

MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, certain tax reclaim recovery expenses (including contingency fees and closing agreement expenses), and investment-related expenses (such as short sale dividend and interest expenses incurred in connection with the fund's investment activity), such that total annual operating expenses do not exceed 1.00% of average daily net assets for the Initial Class shares and 1.25% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2025. For the six months ended June 30, 2023, the fund's actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund's expenses related to this agreement.
Distributor — MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.
The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares as well as shareholder servicing and account maintenance activities. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries. The distribution and/or service fees are computed daily and paid monthly.
Shareholder Servicing Agent — MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2023, the fee was $1,314, which equated to 0.0024% annually of the fund's average daily net assets. MFSC also receives reimbursement from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2023, these costs amounted to $244.
Administrator — MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund.  Under an administrative services agreement, the fund reimburses MFS the costs incurred to provide these services.  The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee is computed daily and paid monthly. The administrative services fee incurred for the six months ended June 30, 2023 was equivalent to an annual effective rate of 0.0238% of the fund's average daily net assets.
Trustees’ and Officers’ Compensation — The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. Independent Trustees’ compensation is accrued daily and paid subsequent to each Trustee Board meeting. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration from MFS for their services to the fund.  Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.
Other — The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. This money market fund does not pay a management fee to MFS but does incur investment and operating costs.
During the six months ended June 30, 2023, pursuant to a policy adopted by the Board of Trustees and designed to comply with Rule 17a-7 under the Investment Company Act of 1940 (the “Act”) and relevant guidance, the fund engaged in sale transactions with funds and accounts for which MFS serves as investment adviser or sub-adviser (“cross-trades”) which amounted to $201,053. The sales transactions resulted in net realized gains (losses) of $(77,025).
The adviser has voluntarily undertaken to reimburse the fund from its own resources on a quarterly basis for the cost of investment research embedded in the cost of the fund’s securities trades. This agreement may be rescinded at any time. For the six months ended June 30, 2023, this reimbursement amounted to $142, which is included in “Other” income in the Statement of Operations.
(4)  Portfolio Securities
For the six months ended June 30, 2023, purchases and sales of investments, other than purchased options with an expiration date of less than one year from the time of purchase and short-term obligations, aggregated $37,448,254 and $41,480,292, respectively.
(5)  Shares of Beneficial Interest
The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:
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MFS Technology Portfolio
Notes to Financial Statements (unaudited) - continued
	Six months ended 6/30/23		Year ended 12/31/22
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	49,537	$1,168,465	73,436	$1,814,506
Service Class	330,750	6,974,179	1,383,790	31,721,430
	380,287	$8,142,644	1,457,226	$33,535,936
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	76,021	$1,788,007
Service Class	—	—	384,302	8,347,036
	—	$—	460,323	$10,135,043
Shares reacquired
Initial Class	(96,813)	$(2,198,592)	(138,410)	$(3,580,611)
Service Class	(472,016)	(9,946,069)	(697,883)	(16,348,324)
	(568,829)	$(12,144,661)	(836,293)	$(19,928,935)
Net change
Initial Class	(47,276)	$(1,030,127)	11,047	$21,902
Service Class	(141,266)	(2,971,890)	1,070,209	23,720,142
	(188,542)	$(4,002,017)	1,081,256	$23,742,044
(6)  Line of Credit
The fund and certain other funds managed by MFS participate in a $1.45 billion unsecured committed line of credit of which $1.2 billion is reserved for use by the fund and certain other MFS U.S. funds. The line of credit is provided by a syndicate of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the highest of 1) Daily Simple SOFR (Secured Overnight Financing Rate) plus 0.10%, 2) the Federal Funds Effective Rate, or 3) the Overnight Bank Funding Rate, each plus an agreed upon spread. A commitment fee, based on the average daily unused portion of the committed line of credit, is allocated among the participating funds. The line of credit expires on March 14, 2024 unless extended or renewed. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at rates equal to customary reference rates plus an agreed upon spread. For the six months ended June 30, 2023, the fund’s commitment fee and interest expense were $255 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.
(7)  Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$4,212,811	$9,390,131	$10,248,529	$80	$(483)	$3,354,010
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$92,416	$—
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MFS Technology Portfolio
Statement Regarding Liquidity Risk Management Program
The fund has adopted and implemented a liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940, as amended. The fund’s Board of Trustees (the “Board”) has designated MFS as the administrator of the Program. The Program is reasonably designed to assess and manage the liquidity risk of the fund. Liquidity risk is the risk that the fund could not meet requests to redeem shares issued by the fund without significant dilution of remaining investors' interests.
MFS provided a written report to the Board for consideration at its March 2023 meeting that addressed the operation of the Program and provided an assessment of the adequacy and effectiveness of the Program during the period from January 1, 2022 to December 31, 2022 (the “Covered Period”). The report concluded that during the Covered Period the Program had operated effectively in all material respects and had adequately and effectively been implemented to assess and manage the fund’s liquidity risk. MFS also reported that there were no liquidity events that impacted the fund or its ability to timely meet redemptions without dilution to existing shareholders during the Covered Period.
There can be no assurance that the Program will achieve its objectives in the future. Further information on liquidity risk, and other principal risks to which an investment in the fund may be subject, can be found in the prospectus.
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MFS Technology Portfolio
Proxy Voting Policies and Information
MFS votes proxies on behalf of the fund pursuant to proxy voting policies and procedures that are available without charge, upon request, by calling 1-800-225-2606, by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available by August 31 of each year without charge by visiting mfs.com/proxyvoting, or by visiting the SEC’s Web site at http://www.sec.gov.
Quarterly Portfolio Disclosure
The fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s Web site at  http://www.sec.gov. A shareholder can obtain the portfolio holdings report for the first and third quarters of the fund's fiscal year at  mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Prospectus and Reports” tab.
FURTHER INFORMATION
From time to time, MFS may post important information about the fund or the MFS Funds on the MFS Web site (mfs.com). This information is available at https://www.mfs.com/announcements or at mfs.com/vit2 by choosing the fund's name and then scrolling to the “Resources” section and clicking on the “Announcements” tab, if any.
Information About Fund Contracts and Legal Claims
The fund has entered into contractual arrangements with an investment adviser, administrator, distributor, shareholder servicing agent, and custodian who each provide services to the fund. Unless expressly stated otherwise, shareholders are not parties to, or intended beneficiaries of these contractual arrangements, and these contractual arrangements are not intended to create any shareholder right to enforce them against the service providers or to seek any remedy under them against the service providers, either directly or on behalf of the fund.
Under the Trust’s By-Laws and Declaration of Trust, any claims asserted against or on behalf of the MFS Funds, including claims against Trustees and Officers, must be brought in state and federal courts located within the Commonwealth of Massachusetts.
18

Item 1(b):

Not applicable.

ITEM 2. CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to an element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6. INVESTMENTS

A schedule of investments for each series covered by this Form N-CSR is included as part of the report to shareholders of such series under Item 1(a) of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11. CONTROLS AND PROCEDURES.

(a)Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this report on Form N-CSR, the Registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b)There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 13. EXHIBITS.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(2)A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto as EX-99.302CERT.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(4)Change in the registrant's independent public accountant. Not applicable.

(b)If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Attached hereto as EX-99.906CERT.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST II

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President

Date: August 15, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*

/S/ DAVID L. DILORENZO

David L. DiLorenzo, President (Principal Executive Officer)

Date: August 15, 2023

By (Signature and Title)*

/S/ JAMES O. YOST

James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer) Date: August 15, 2023

* Print name and title of each signing officer under his or her signature.